UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Annual Report

October 31, 2013

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® Ready Access Variable Income Fund

Shareholder Letter

Dear Shareholder:

We are pleased to mark another year of successful FlexShares operations. Included herein are portfolio and performance summaries on our family of exchange traded funds (ETFs), as well as an investment commentary covering the twelve months ended October 31, 2013. We appreciate the favorable reception FlexShares ETFs have garnered in the marketplace and will make every effort to earn your support as we broaden our footprint in the years ahead.

By carefully observing the evolving financial landscape, FlexShares strives to develop ETF products that directly address real investor needs. Whether through index design, market analytics, research or portfolio management, every FlexShares branded ETF is developed from thoughtful consideration of market trends and a wealth of investment expertise. Our ETFs seek to address four basic investor objectives: capital appreciation, income generation, risk management and liquidity management. In the past twelve months FlexShares has launched seven new index-based ETFs:

♦	FlexShares Quality Dividend Index Fund (Ticker: QDF, Investment Objective: Income Generation)
♦	FlexShares Quality Dividend Defensive Index Fund (Ticker: QDEF, Investment Objective: Income Generation)
♦	FlexShares Quality Dividend Dynamic Index Fund (Ticker: QDYN, Investment Objective: Income Generation)
♦	FlexShares International Quality Dividend Index Fund (Ticker: IQDF, Investment Objective: Income Generation)
♦	FlexShares International Quality Dividend Defensive Index Fund (Ticker: IQDE, Investment Objective: Income Generation)
♦	FlexShares International Quality Dividend Dynamic Index Fund (Ticker: IQDY, Investment Objective: Income Generation)
♦	FlexShares STOXX Global Broad Infrastructure Index Fund (Ticker: NFRA, Investment Objective: Risk Management)

In late 2013 we added another Fund to the FlexShares product offerings:

♦

The FlexShares Global Quality Real Estate Index Fund (Ticker: GQRE; Investor Objective: Risk Management) tracks a securities index designed to measure the performance of companies that exhibit certain quality, valuation and momentum characteristics within a universe of publicly-traded equity securities of U.S. and non-U.S. real estate investment trusts (REITs) and real estate companies. (This annual report does not include GQRE because it did not commence operations during the trust’s fiscal year.)

Financial Market Highlights

Divergent asset class returns indicate some evolution of investor views about the state of the recovery and likely direction of monetary policy. During the 12-months ended October 31, 2013, developed market equities generated strong double digit returns while gold, natural resources and bonds all posted losses. Real estate, infrastructure and high yield securities produced middling results. These widely varied outcomes suggest a majority of investors expect stronger growth and higher interest rates in the quarters ahead.

Twelve month asset flows reflect the economic uncertainties that exist just below the media headlines. Central bankers’ guarded growth outlooks, communicated via policy actions, continued to be more important to investors than fundamental data about the real economy. Investors fled long-term bonds, equities and commodities following the Federal Reserve’s announcement in the spring about potentially tapering future bond purchases. Likewise, flows quickly surged back into risk assets when the Fed tabled these thoughts.

The multi-year focus on aggressive monetary stimulus has dampened investor awareness of the potential good and bad impacts of fiscal and structural reforms. The political brinksmanship surrounding the 2012 year-end fiscal cliff and sequester, as well as 2013’s debt ceiling and government shutdown, suggests that many U.S. elected officials are not feeling pressure from their constituents to keep the U.S. expansion on track. This situation will likely continue until

2	FLEXSHARES ANNUAL REPORT

Shareholder Letter (cont.)

the Fed’s monetary exit is well underway, or until voters express dissatisfaction at the polling booth.

The narrative driving the global financial markets’ performance over the past five years generally remained in place for the twelve months ended October 31, 2013: economic growth was subpar; unemployment declined as job growth continued to disappoint; earnings outlooks were lowered but markets were unaffected; inflation was decidedly scarce. Amid a plodding U.S. recovery, the housing sector was a relative standout, benefiting from a strong refinancing rally that generated limited spillover benefits. Economic activity in Europe was stagnant, shifting from recession to very tepid growth. In aggregate, downside worries continued to outstrip upside concerns which kept global central banks’ aggressive policy rates and market interventions fully in force.

Investment Themes

The year had definite periods of drama. These were driven not by changing fundamentals but by political brinksmanship and ineffective policy communications which impacted markets and asset flows. A key period occurred in the late spring when the Federal Reserve surprised investors by stating it might start to pare back on its bond purchases later in 2013. Its announcement sent long-term interest rates sharply higher, upended an equity rally and depressed many emerging stock markets. Asset outflows quickly accelerated from equities and riskier bonds as investors deduced that the period of maximum monetary support was now in the rear view mirror. Caught off-guard by the market reaction to messaging, the Fed in September again surprised investors when it elected to maintain its buying activity. The Fed cited concerns about weak economic data and renewed brinksmanship in Washington. The decision by the Fed to “stay the course” quickly drove investors back into equities and other risk assets, although with a more discerning eye. Most stock indices subsequently rallied to new yearly highs even as less forgiving rate markets retraced only about half the May/June selloff.

The behavior of investors and financial markets following the Federal Reserve deliberations, as well as the display of indecisiveness, suggest the post crisis period has entered a new and uncertain phase. A consensus seems to be forming among policy makers and investors that the strategy of monetary-centric stimulus in place for the past five years is now producing diminishing economic benefits and, potentially, increased economic risks. Investors expected that by this point in the recovery both the global economy and monetary policies would have successfully bridged back to a more fundamentally driven market. In September investors showed they were ready for the Fed to start the process of policy normalization but the central bank deferred, concerned that the U.S. economy was not strong enough to handle even a modest pullback in support.

Five years after the financial crisis it is clear that any moves by the U.S. to exit easy money policies, or to aggressively address fiscal issues, remain fraught with timing, communication and implementation risks that may have an adverse impact on the potential global recovery. For investors this means the timeline for returning to a more normalized economic environment remains extended. We also believe that any “normalized” environment is less likely to resemble the economy and markets from before the crisis.

Please review our entire Annual Report to learn more about FlexShares ETFs, and visit our website at www.flexshares.com for additional information regarding portfolio characteristics, pricing and performance.

We look forward to being of service to you and appreciate your interest in FlexShares – Based on Understanding, Built on Experience.

Sincerely,

Shundrawn A. Thomas

President

FlexShares Trust

The views in this letter were as of October 31, 2013 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an

FLEXSHARES ANNUAL REPORT	3

Shareholder Letter (cont.)

effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Funds’ is subject to numerous risks, including possible loss of principal. Fund returns may not match the return of the respective indexes. Some of the risks include, but are not limited to, the following: asset class; commodity; concentration; counterparty; credit; currency; derivatives; emerging markets; equity securities; fluctuation of yield; foreign securities; geographic; income; industry concentration; inflation-protected securities; interest rate/ maturity; issuer; management; market; market trading; mid cap stock; natural resources; new funds; non-diversification; passive investment; privatization; small cap stock; tracking error; and value investing. A full description of risks is in each Fund’s prospectus.

Foreside Fund Services, LLC, distributor.

4	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Upstream Natural Resources Index Fund Ticker:   GUNR

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

	1 Year	Since Inception 9/16/2011

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on Net Asset Value)	(0.33)%	0.23%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on Market Price)	(0.61)%	0.24%

Morningstar® Global Upstream Natural Resources Index	(0.15)%	0.32%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.50% and the net expense ratio is 0.48%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Morningstar® Global Upstream Natural Resources IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities that are traded in or are issued by companies domiciled in global developed or emerging market countries, including the U.S., as determined by Morningstar, Inc., the “Index Provider,” pursuant to its index methodology. The companies included in the Underlying Index have significant business operations in the ownership, management and/or production of natural resources in five sectors (energy, agriculture, precious or industrial metals, timber and water resources), as determined by the Index Provider. On October 31, 2013, there were 120 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

As a result of moderating global growth, demand for raw commodities and natural resources weakened for the second straight year. Sluggish but improving U.S. growth, an exit from recessions in the Eurozone, modest signs of improvement in Japan and slowing growth in emerging markets combined with supply metrics to produce weak spot price performance for most natural resources and commodities. Similarly, easing global currency fears led to decreased demand for precious metals, with gold and silver spot prices significantly lower. Despite increased production from the lower 48 states and Canada, North American and Brent crude oil prices were higher for the year, while milder U.S. weather held down demand and prices for natural gas. Global agriculture sector supplies rebounded from the 2012 droughts in both North and South America. Planted acreage and yields also increased. Together, these trends drove down major grain prices. Precious metals producers’ equities performed poorly due to lower gold and silver prices. Overall metal demand was weaker, highlighted by gold and silver, however metals linked to the auto industry (iron ore/steel, palladium, platinum and aluminum) fared

FLEXSHARES ANNUAL REPORT	5

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Upstream Natural Resources Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

better as U.S. auto sales and production recovered to near pre-financial crisis levels and global auto demand continues higher.

For the 12-month reporting period ended October 31, 2013, the total return based on net asset value (NAV) for the Fund was (0.33)%, and the total return for the Underlying Index was (0.15)%. The performance of the Underlying Index and Fund during the fiscal year was negative relative to the international market as measured by the MSCI All Country World Index (24.10% total return). Natural resource companies’ equity prices reflected the weak performance in underlying commodities. The Underlying Index’s balanced approach between the five major natural resource sectors was a benefit for the period. Positive performance in the energy, timber and water sectors offset poor performance within the metals sector. Overall, the Underlying Index’s and Fund’s performance reflected the benign global economic growth and inflationary environments. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return was -21 basis points (bps) for the 12-month period, which is reflective of the Fund’s management fee (-48 bps), comparatively favorable tax treatments of foreign dividends under foreign-tax law (+41 bps) and stock sampling/futures (-14 bps).

A basis point is 1/100th of a percent.

6	FLEXSHARES ANNUAL REPORT

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

3-Year Target Duration TIPS Index Fund Ticker:   TDTT

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

	1 Year	Since Inception 9/19/2011

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	(1.41)%	0.62%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on Market Price)	(1.45)%	0.62%

iBoxx 3-Year Target Duration TIPS Index	(1.23)%	0.72%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.22% and the net expense ratio is 0.20%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the iBoxx 3-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration of approximately three years. The Underlying Index includes publicly issued TIPS having maturity dates of at least one year but not more than ten years, measured from the most recent rebalancing date. As of October 31, 2013, there were seven issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses replication to manage the Fund, but may use representative sampling in certain circumstances. This means the Fund may not hold all of the issues that are included in the Underlying Index.

Throughout the 12 months ended October 31, 2013, the Treasury market rate structure was influenced by concerns over the government’s fiscal issues and the Federal Reserve’s future plans regarding its accommodative monetary policy actions. Negotiations over the 2012 year-end “fiscal cliff”, as well as the late 2013 standoff over the debt ceiling and 2014 U.S. budget, helped drive investor demand for high quality, short duration securities. The performance of TIPS securities was specifically influenced by Chairman Bernanke’s statements in May and June regarding a possible 2013 curtailment in the Fed’s $85 billion monthly purchases of U.S. Treasuries and mortgage back securities (MBS). This caused interest rates, especially longer dated maturities, to rise in the second quarter of 2013 thereby steepening the yield curve.

Ultimately, a September tapering of monetary policy via the Fed’s asset purchase program did not occur. However, real interest rates remained elevated versus pre-May levels as investors continued to position portfolios for an eventual move by the Federal Reserve to taper its asset purchases. Over the fiscal year, 5-year real yields* on TIPS (the yields investors are currently demanding for holding TIPS, plus a premium/discount for future inflation/deflation) increased to -0.64% from

FLEXSHARES ANNUAL REPORT	7

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

3-Year Target Duration TIPS Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

-1.45%, while 2-year TIPS real yields* were 16 bps higher, -0.93% from -1.09%.

Inflationary pressures eased with the annual Consumer Price Index (CPI) falling to 1.2% from 2.0% during the fiscal year. A still sluggish labor market kept wage inflation in check while commodity prices, in general, were lower. Well-anchored inflation expectations were reflected in declining TIPS inflation breakeven rates.

For the 12-month reporting period ended October 31, 2013, the total return based on net asset value (NAV) for the Fund was (1.41)%, and the total return for the Underlying Index was (1.23)%. Higher interest rates, combined with lower actual inflation and expected inflation, resulted in negative total return performance in both the Underlying Index and the Fund during the period. Modest yet positive net inflation accruals (the change in the CPI) offset some, but not all of the negative factors impacting the Fund’s performance results. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the 12-month period was -17 basis points (bps), reflective of the Fund’s management fee (-20 bps), intra-day trading and returns (-4.5 bps), pricing differences** (+9 bps) and other factors (-0.5 bps).

*	Source: Bloomberg

**	Pricing differences refer to the differences in the valuation of a security at the time the NAV is struck versus the time the value of the Underlying Index is determined.

A basis point is 1/100th of a percent.

8	FLEXSHARES ANNUAL REPORT

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

5-Year Target Duration TIPS Index Fund Ticker:   TDTF

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

	1 Year	Since Inception 9/19/2011

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	(3.17)%	1.39%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on Market Price)	(3.32)%	1.37%

iBoxx 5-Year Target Duration TIPS Index	(2.84)%	1.58%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.22% and the net expense ratio is 0.20%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the iBoxx 5-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration of approximately five years. The Underlying Index includes publicly issued TIPS having maturity dates of at least three years but not more than twenty years, measured from the most recent rebalancing date. As of October 31, 2013, there were eleven issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses replication to manage the Fund, but may use representative sampling in certain circumstances. This means the Fund may not hold all of the issues that are included in the Underlying Index.

Throughout the 12 months ended October 31, 2013, the Treasury market rate structure was influenced by concerns over the government’s fiscal issues and the Federal Reserve’s future plans regarding its accommodative monetary policy actions. Negotiations over the 2012 year-end “fiscal cliff”, as well as the late 2013 standoff over the debt ceiling and 2014 U.S. budget, helped drive investor demand for high quality, short duration securities.

The performance of TIPS securities was specifically influenced by Chairman Bernanke’s statements in May and June regarding a possible 2013 curtailment in the Fed’s $85 billion monthly Fed purchases of U.S. Treasuries and mortgage backed securities (MBS). This caused interest rates, especially longer dated maturities, to rise in the second quarter of 2013, steepening the yield curve.

Ultimately, a September tapering of monetary policy via the Fed’s asset purchase program did not occur. However, real interest rates remained elevated versus pre-May levels as investors continued to position portfolios for an eventual move by the Federal Reserve to taper asset purchases. Over the fiscal year, 10-year real yields* on TIPS (the yields investors are currently demanding for hold-

FLEXSHARES ANNUAL REPORT	9

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

5-Year Target Duration TIPS Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

ing TIPS, plus a premium/discount for future inflation/deflation) increased 120 bps from -0.81% to +0.39%, while 5-year real yields* rose to -0.64% from -1.45%.

Inflationary pressures eased with the annual Consumer Price Index (CPI) falling to 1.2% from 2.0% during the fiscal year as a still sluggish labor market kept wage inflation in check while commodity prices, in general, were weaker over the past 12 months. Well-anchored inflation expectations were reflected in declining TIPS inflation breakeven rates.

For the 12-month reporting period ended October 31, 2013, the total return based on net asset value (NAV) for the Fund was (3.17)%, and the total return for the Underlying Index was (2.84)%. Higher interest rates, combined with lower actual inflation and expected inflation resulted in negative total return performance in both the Underlying Index and the Fund during the period. Modest, yet still positive net inflation accruals (the change in the CPI) offset some, but not all of the negative factors impacting the Fund’s performance results. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the 12-month period was -31 basis points (bps), reflective of the Fund’s management fee (-20 bps), intra-day trading and returns (-8 bps) and pricing differences** (-3 bps).

*	Source: Bloomberg

**	Pricing differences refer to the differences in the valuation of a security at the time the NAV is struck versus at the time the value of the Underlying Index is determined.

A basis point is 1/100th of a percent.

10	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Market Factor Tilt Index Fund Ticker:   TILT

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

	1 Year	Since Inception 9/16/2011

FlexShares Morningstar US Market Factor TILT Index Fund (Based on Net Asset Value)	31.88%	23.00%

FlexShares Morningstar US Market Factor TILT Index Fund (Based on Market Price)	28.39%	23.06%

Morningstar® U.S. Market Factor Tilt Index	32.15%	23.20%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.29% and the net expense ratio is 0.27%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® U.S. Market Factor Tilt IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a selection of U.S. equity securities that is designed to provide broad exposure to the overall U.S. equities market, with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2013, there were 2,611 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ended October 31, 2013, prices on domestic risk assets generally traded higher. In Q4 of 2012 investors chose to look past the U.S. fiscal cliff standoff and instead focused on improving economic data as the Federal Reserve’s accommodative monetary policy appeared to gain traction. The U.S. economy continued to exhibit signs of firming growth in Q1 of 2013 and into Q2, as both housing and employment data were stronger than expected. However, by the middle of 2013 investors began to speculate that the Fed’s policy of continued quantitative easing would slow, causing price volatility to return to the market. Tepid economic data and clarifying statements from the Fed quelled speculation for the time being and the investor focus shifted back to the slow, but positive growth of the U.S. economy. Driven by this optimism and increased appetite for risk, small cap stocks outperformed large cap stocks over the course of the 12 months ended October 31, 2013. While in general growth stocks outperformed value stocks, the majority of that outperformance came from the small cap universe as value exposure was neutral in large caps.

For the 12-month reporting period ended October 31, 2013, the total return based on net asset value (NAV) for the Fund was 31.88%, and the total return for the Underlying Index was 32.15%. Overall, the increased exposure to small-cap stocks outweighed the negative impact of value exposure, and the Fund outperformed the

FLEXSHARES ANNUAL REPORT	11

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Market Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

market as measured by the Russell 3000 Index, which returned 28.98% during the period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the 12-month period was -27 basis points, which is reflective of the Fund’s management fee charged during the year.

A basis point is 1/100th of a percent.

12	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Developed Markets ex-US Factor Tilt Index Fund Ticker:   TLTD

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

	1 Year	Since Inception 9/25/2012

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on Net Asset Value)	25.93%	21.78%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on Market Price)	0.62%	22.30%

Morningstar® Developed Markets ex-US Factor Tilt Index	26.27%	22.07%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.43% and the net expense ratio is 0.42%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® Developed Markets ex-U.S. Market Factor Tilt IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities that is designed to provide broad exposure to the global developed equities markets, excluding the U.S., with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2013, there were 2,978 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ended October 31, 2013, prices on developed international markets generally trended higher. Fears of a possible Eurozone breakup receded in Q4 of 2012, removing investors’ concern about tail risk. Japanese equity markets responded positively to the election of a new prime minister who had advocated accommodative monetary policy similar to the U.S. Federal Reserve’s quantitative easing program during his election campaign. While economic and fundamental data remained weak for the first half of 2013 in most European developed markets, investors reacted favorably to attractive valuations and strong monetary easing by the European Central Bank and the Bank of England. Investors were rewarded for the faith in the aggressive monetary policies in Q3 of 2013 as developed markets showed signs of growth and Europe officially emerged from the global recession. Overall, Japan and European markets led the aggregate market higher while the rest of developed Asian markets and Canada lagged with more modest gains. Driven by this increased appetite for risk, small cap stocks outperformed large cap stocks over the course of the 12 months ended October 31, 2013. Value exposure was also a positive driver of performance over the 12 months as value stocks in developed markets significantly outperformed growth stocks.

For the 12-month reporting period ended October 31, 2013, the total return based on

FLEXSHARES ANNUAL REPORT	13

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Developed Markets ex-US Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

net asset value (NAV) for the Fund was 25.93%, and the total return for the Underlying Index was 26.27%. Overall, the performance of the Underlying Index and Fund were positively impacted by increased exposure to small-cap stocks and increased value exposure contributed to the Fund’s outperformance against the international market as measured by MSCI World ex-USA IMI Index, which returned 25.55% during the period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the 12-month period was -34 basis points, which is reflective of the Fund’s management fee (-42 bps), comparatively favorable tax treatments of foreign dividends under foreign-tax law (+12 bps) and stock sampling/futures (-4 bps).

A basis point is 1/100th of a percent.

14	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Emerging Markets Factor Tilt Index Fund Ticker:   TLTE

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

	1 Year	Since Inception 9/25/2012

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (Based on Net Asset Value)	6.80%	5.40%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (Based on Market Price)	(14.20)%	5.43%

Morningstar® Emerging Markets Factor Tilt Index	7.52%	6.43%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.67% and the net expense ratio is 0.65%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® Emerging Markets Factor Tilt IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities that is designed to provide broad exposure to the global emerging equities markets, with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2013, there were 2,188 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ended October 31, 2013 emerging markets experienced significant volatility, but generally ended positive for the time period. In Q4 of 2012 various emerging market central banks cut rates in an attempt to spur economic growth. Additionally, China introduced new leadership, bringing clarity to the political situation in the world’s largest emerging economy. However, the positive sentiment was short-lived as renewed concerns over a slowdown in China’s economy as well as the country’s “shadow banking” system led markets lower throughout the first half of 2013. In Q2 strife in Brazil compounded the uncertainty surrounding emerging markets. The situation began to rebound in Q3 as Europe officially emerged from the global recession and Eastern European nations reaped some of the benefits. At the end of the 12 month period ended October 31, 2013, both emerging Asian and European markets were positive with only emerging Latin American economies finishing the time period in negative territory.

For the 12-month reporting period ended October 31, 2013, the total return based on net asset value (NAV) for the Fund was 6.80%, and the total return for the Underlying Index was 7.52%. Despite the increased volatility in emerging markets, the increased exposure to small-cap stocks was a positive driver of performance for the Underlying Index and Fund, as small-cap stocks outperformed large-cap stocks in emerging

FLEXSHARES ANNUAL REPORT	15

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Emerging Markets Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

markets. Exposure to value stocks was also a positive driver of performance over the 12 months as value stocks in emerging economies outperformed growth stocks. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the 12-month period was -72 basis points, which is reflective of the Fund’s management fee (-65 bps) and stock sampling/futures (-7 bps).

A basis point is 1/100th of a percent.

16	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Index Fund Ticker:   QDF

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

Since Inception 12/14/2012

FlexShares® Quality Dividend Index Fund (Based on Net Asset Value)	30.67%

FlexShares® Quality Dividend Index Fund (Based on Market Price)	30.79%

Dow Jones US Select Dividend Total Return Index	26.00%

Northern Trust Quality Dividend Index	31.12%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.38% and the net expense ratio is 0.37%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend IndexSM (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility similar to that of the Northern Trust 1250 IndexSM* Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta similar to the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2013, there were 214 issues in the Underlying Index. NTI uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 10-months ended October 31, 2013**, prices on domestic risk assets generally traded higher. The U.S. economy continued to exhibit signs of firming growth in Q1 of 2013 and into Q2 as both housing and employment data were stronger than expected. However, by the middle of 2013 investors began to focus on and speculate that the Fed’s policy of continued bond-buying would slow, causing price volatility to return to the market, particularly to those sectors sensitive to changes in interest rates. Exposure to higher yielding securities had a negative impact as non-dividend paying U.S. equities outperformed the top yielding domestic equities

Since inception through October 31, 2013, the total return based on net asset value (NAV) for the Fund was 30.67%, and the

FLEXSHARES ANNUAL REPORT	17

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

total return for the Underlying Index was 31.12%. The quality focus of the Fund’s Underlying Index was a positive driver of performance during the first 10 months of 2013. The companies considered to be the highest quality outperformed those domestic equities deemed to be lower quality. Overall, the Underlying Index’s focus on quality stocks led to the Fund’s strong performance versus the market as measured by the Dow Jones US Select Dividend Total Return Index, which returned 26.00% during the period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return was -45 basis points (bps) for the reporting period, which is reflective of the Fund’s management fee (-33 bps) and stock sampling/futures (-13 bps).

*	Northern Trust 1250 IndexSM is a float-adjusted market-capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization.

**	The Fund commenced investment operations on December 14, 2012.

Beta is a statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. For example, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

A basis point is 1/100th of a percent.

18	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Dynamic Index Fund Ticker:   QDYN

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

Since Inception 12/14/2012

FlexShares® Quality Dividend Dynamic Index Fund (Based on Net Asset Value)	30.69%

FlexShares® Quality Dividend Dynamic Index Fund (Based on Market Price)	30.74%

Dow Jones US Select Dividend Total Return Index	26.00%

Northern Trust Quality Dividend Dynamic Index	30.99%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.38% and the net expense ratio is 0.37%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Dynamic Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility that is greater than that of the Northern Trust 1250 IndexSM Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta generally between 1.0 and 1.5 times that of the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2013, there were 221 issues in the Underlying Index. NTI uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 10-months ended October 31, 2013*, prices on domestic risk assets generally traded higher. The U.S. economy continued to exhibit signs of firming growth in Q1 of 2013 and into Q2 as both housing and employment data were stronger than expected. However, by the middle of 2013 investors began to focus on and speculate that the Fed’s policy of continued bond-buying would slow causing volatility to return to the market, particularly to those sectors sensitive to changes in interest rates. Exposure to higher yielding securities had a negative impact as non-dividend paying U.S. equities outperformed the top yielding domestic equities.

Since inception through October 31, 2013, the total return based on net asset value (NAV) for the Fund was 30.69%, and the

FLEXSHARES ANNUAL REPORT	19

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Dynamic Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

total return for the Underlying Index was 30.99%. The quality focus of the Fund’s Underlying Index was a positive driver of performance for the first 10 months of 2013 as the companies considered to be the highest quality outperformed those deemed to be lower quality. The Underlying Index’s higher beta target relative to the Northern Trust 1250 IndexSM did not have a meaningful impact on performance. Overall, the Underlying Index’s focus on quality stocks contributed to the Fund’s strong performance versus the market as measured by the Dow Jones US Select Dividend Total Return Index, which returned 26.00% during the period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the reporting period was -30 basis points, which is reflective of the Fund’s management fee (-33 bps) and stock sampling/futures (+3 bps).

*	The Fund commenced investment operations on December 14, 2012.

A basis point is 1/100th of a percent.

20	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Defensive Index Fund Ticker:   QDEF

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

Since Inception 12/14/2012

FlexShares® Quality Dividend Defensive Index Fund (Based on Net Asset Value)	27.54%

FlexShares® Quality Dividend Defensive Index Fund (Based on Market Price)	27.79%

Dow Jones US Select Dividend Total Return Index	26.00%

Northern Trust Quality Dividend Defensive Index	27.85%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.38% and the net expense ratio is 0.37%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Defensive Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility that is lower than that of the Northern Trust 1250 IndexSM Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Parent Index Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta generally between 0.5 and 1.0 times that of the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2013, there were 190 issues in the Underlying Index. NTI uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 10-months ended October 31, 2013*, prices on domestic risk assets generally traded higher. The U.S. economy continued to exhibit signs of firming growth in Q1 of 2013 and into Q2 as both housing and employment data were stronger than expected. However, by the middle of 2013 investors began to focus on and speculate that the Fed’s policy of continued bond-buying would slow causing volatility to return to the market, particularly to those sectors sensitive to changes in interest rates. Exposure to higher yielding securities had a negative impact as non-dividend paying U.S. equities outperformed the top yielding domestic equities.

Since inception through October 31, 2013, the total return based on net asset value

FLEXSHARES ANNUAL REPORT	21

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Defensive Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

(NAV) for the Fund was 27.54%, and the total return for the Underlying Index was 27.85%. The quality focus of the Fund’s Underlying Index was a positive driver of performance for the first 10 months of 2013 as companies considered to be the highest quality outperformed those deemed to be lower quality. The lower beta target of the Underlying Index relative to the Northern Trust 1250 IndexSM had a negative impact on Fund performance as domestic risk assets generally traded higher for the 10-month period. Overall, the Underlying Index’s focus on quality stocks led to the Fund’s slightly outperforming the market as measured by the Dow Jones US Select Dividend Total Return Index, which returned 26.00% during the period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the reporting period was -31 basis points, which is reflective of the Fund’s management fee (-33 bps) and stock sampling/futures (+2 bps).

*	The Fund commenced investment operations on December 14, 2012.

A basis point is 1/100th of a percent.

22	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Index Fund Ticker:   IQDF

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

Since Inception 4/12/2013

FlexShares® International Quality Dividend Index Fund (Based on Net Asset Value)	9.22%

FlexShares® International Quality Dividend Index Fund (Based on Market Price)	9.58%

Dow Jones Global Select Dividend Total Return Index	11.63%

Northern Trust International Quality Dividend Index	9.49%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility similar to that of the Northern Trust International Large Cap IndexSM*, Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta similar to the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2013, there were 216 issues in the Underlying Index. NTI uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 6 months ended October 31, 2013**, prices on international risk assets were volatile but upward trending. International markets were negative in Q2 as concerns surrounding an economic slowdown in China, austerity issues in the Eurozone and political strife in Brazil weighed on investor sentiment. However, international markets improved in Q3 as developed markets showed signs of growth and Europe officially emerged from recession.

Since inception through October 31, 2013, the total return based on net asset value (NAV) for the Fund was 9.22%, and the total net return for the Underlying Index was 9.49%. Exposure to higher yielding securities

FLEXSHARES ANNUAL REPORT	23

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

had a negative impact on the Fund during this time period as non-dividend payers outperformed high yielding equities in the international marketplace. Quality exposure was also a negative driver of performance in the risk rally as lower quality companies outperformed companies considered higher quality. Overall, the Fund underperformed the market as measured by the Dow Jones Global Select Dividend Total Return Index, which returned 11.63% during this period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the period was -27 basis points, which is reflective of the Fund’s management fee (-26 bps), comparatively favorable tax treatments of foreign dividends under foreign-tax law (+13 bps) and stock sampling/futures (-14 bps).

*

The Northern Trust International Large Cap IndexSM is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider.

**	The Fund commenced investment operations on April 12, 2013.

A basis point is 1/100th of a percent.

24	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Dynamic Index Fund Ticker:   IQDY

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

Since Inception 4/12/2013

FlexShares® International Quality Dividend Dynamic Index Fund (Based on Net Asset Value)	11.59%

FlexShares® International Quality Dividend Dynamic Index Fund (Based on Market Price)	11.64%

Dow Jones Global Select Dividend Total Return Index	11.63%

Northern Trust International Quality Dividend Dynamic Index	11.70%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Dynamic Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility that is greater than that of the Northern Trust International Large Cap IndexSM Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta generally between 1.0 and 1.5 times that of the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2013, there were 220 issues in the Underlying Index. NTI uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 6 months ended October 31, 2013*, prices on international risk assets were volatile but upward trending. International markets were negative in Q2 as concerns surrounding an economic slowdown in China, austerity issues in the Eurozone and political strife in Brazil weighed on investor sentiment. However, international markets improved in Q3 as developed markets showed signs of growth and Europe officially emerged from recession.

Since inception through October 31, 2013, the total return based on net asset value (NAV) for the Fund was 11.59%, and the total net return for the Underlying Index was

FLEXSHARES ANNUAL REPORT	25

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Dynamic Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

11.70%. Exposure to higher yielding securities had a negative impact on the Fund during this time period as non-dividend payers outperformed high yielding equities in the international marketplace. Quality exposure was also a negative driver of performance in the risk rally as lower quality companies outperformed companies considered higher quality. However, the higher beta target of the Underlying Index relative to the Northern Trust International Large Cap IndexSM had a positive impact on performance of the Fund and led to almost matching the performance of the market as measured by the Dow Jones Global Select Dividend Total Return Index, which returned 11.63% for the reporting period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the reporting period was -10 basis points (bps), which is reflective of the Fund’s management fee (-26 bps), comparatively favorable tax treatments of foreign dividends under foreign-tax law (+5 bps) and stock sampling/futures (+11 bps).

*	The Fund commenced investment operations on April 12, 2013.

A basis point is 1/100th of a percent.

26	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Defensive Index Fund Ticker:   IQDE

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

Since Inception 4/12/2013

FlexShares® International Quality Dividend Defensive Index Fund (Based on Net Asset Value)	8.20%

FlexShares® International Quality Dividend Defensive Index Fund (Based on Market Price)	8.85%

Dow Jones Global Select Dividend Total Return Index	11.63%

Northern Trust International Quality Dividend Defensive Index	8.21%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Defensive Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility that is lower than that of the Northern Trust International Large Cap IndexSM Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM , and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta generally between 0.5 and 1.0 times that of the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2013, there were 213 issues in the Underlying Index. NTI uses a representative sampling strategy to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 6 months ended October 31, 2013*, prices on international risk assets were volatile but upward trending. International markets were negative in Q2 as concerns surrounding an economic slowdown in China, austerity issues in the Eurozone and political strife in Brazil weighed on investor sentiment. However, international markets improved in Q3 as developed markets showed signs of growth and Europe officially emerged from recession.

Since inception through October 31, 2013, the total return based on net asset value (NAV) for the Fund was 8.20%, and the total net return for the Underlying Index was

FLEXSHARES ANNUAL REPORT	27

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Defensive Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

8.21%. Exposure to higher yielding securities had a negative impact on the Fund during this time period as non-dividend payers outperformed high yielding equities in the international marketplace. Quality exposure was also a negative driver of performance in the risk rally as lower quality companies outperformed companies considered higher quality. In addition, the lower beta target of the Underlying Index relative to the Northern Trust International Large Cap IndexSM had a negative impact on the Fund’s performance. This further contributed to underperformance relative to the market as measured by the Dow Jones Global Select Dividend Total Return Index, which returned 11.63% during the period. The difference between the Fund’s total return based on NAV and the Underlying Index’s total return for the reporting period was 1 basis point (bps), which is reflective of the Fund’s management fee (-26 bps), comparatively favorable tax treatments of foreign dividends under foreign-tax law (+10 bps) and stock sampling/futures (+16 bps).

*	The Fund commenced investment operations on April 12, 2013.

A basis point is 1/100th of a percent.

28	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Ready Access Variable Income Fund Ticker:   RAVI

CUMULATIVE PERFORMANCE

Through October 31, 2013

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2013

	1 Year	Since Inception 10/9/2012

FlexShares® Ready Access Variable Income Fund (Based on Net Asset Value)	0.84%	0.76%

FlexShares® Ready Access Variable Income Fund (Based on Market Price)	4.97%	0.77%

Barclays Capital 1-3 Month US Treasury Bill Index	0.06%	0.06%

All data as of 10/31/13. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2014. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.27% and the net expense ratio is 0.25%. The gross expense ratio disclosed is as reported in the Fund’s prospectus, which may differ from the gross expense ratio presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks maximum current income consistent with the preservation of capital and liquidity. The Fund attempts to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a non-diversified portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks. The average portfolio duration of the Fund will vary based on The Northern Trust Company Investment Policy Committee’s forecast for interest rates and will normally not exceed one year. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed two years.

U.S. regulatory, fiscal and monetary policy developments significantly impacted the short duration Treasury and credit fixed income markets during the fiscal year. Congressional budget negotiations going into year-end 2012 resulted in the yield curve steepening as 2-year and shorter interest rates fell while longer rates were modestly higher. This environment generally held until May 2013 when Federal Reserve Chairman Ben Bernanke’s comments regarding the potential for changes to the Fed’s bond buying programs caused interest rates beyond two years to substantially increase. Treasury yields remained at elevated levels until the Fed’s September meeting when the Federal Open Market Committee elected to maintain the current $85 billion in monthly Treasury and Agency mortgage backed securities (MBS) asset purchases.

In response to the continuation of accommodative monetary policy, U.S. Treasury yields (2-years and longer) rallied and led to increased demand for shorter duration securities. Investors took advantage of lower yields to shorten duration exposures in anticipation that the Fed had merely postponed an inevitable tapering of asset purchases. As investors continued to balance the search for yield with an eye towards higher

FLEXSHARES ANNUAL REPORT	29

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Ready Access Variable Income Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

future interest rates, corporate credit spreads on both fixed and floating rate securities with maturities less than 3-years rallied through June 2013. Credit spreads widened during the second quarter’s period of monetary policy uncertainty, yet rallied back to near twelve month lows when the Fed maintained all its current programs. The Federal debt ceiling debate in September and October caused some minor disruptions in the Treasury bill market.

For the 12-month reporting period ended October 31, 2013, the total return based on net asset value (NAV) for the Fund was 0.84%, and the total return for the Barclays Capital 1-3 Month US Treasury Bill Index was 0.06%. The Fund’s performance during the year was highlighted by a series of favorable duration and credit positioning decisions. Anticipating a falling interest rate environment going into calendar year-end 2012, the Fund was positioned at the long end of its duration target of one year, with increased holdings in corporate credit and spread issues. Moving into 2013, the Fund’s duration was shortened in advance of the late spring correction in rates and spreads. The Fund outperformed the Barclays Capital 1-3 Month US Treasury Bill Index by 78 basis points during the period, primarily due to favorable sector and security selection decisions offset by the Fund’s management fee.

A basis point is 1/100th of a percent.

30	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Assets and Liabilities October 31, 2013

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$2,807,682,056	$4,003,981	$1,975,029,457	$387,771,004
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	2,753,318,594	4,162,621	1,968,979,734	388,100,278
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	682,023	—	1,492,172	131,579
Foreign cash†	4,685,421	5,288	—	—
Restricted cash*	611,795	—	—	—
Restricted foreign cash††*	2,827,166	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on futures contracts	448,077	—	—	—
Unrealized appreciation on forward foreign currency contracts	21,378	—	—	—
Receivables:
Dividends and interest	3,496,789	1,793	5,992,263	1,268,611
Capital shares issued	5,262,553	—	6,242,461	—
Investment adviser	53,518	124	41,977	17,460
Securities sold	—	36,367	258,800,288	61,439,624

Total Assets	2,771,407,314	4,206,193	2,241,548,895	450,957,552

LIABILITIES
Cash overdraft	—	1,055	—	—
Unrealized depreciation on futures contracts	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	74,173	—	—	—
Payables:
Deferred compensation (Note 7)	42,500	—	34,187	15,962
Investment advisory fees	1,100,328	1,222	328,892	69,701
Trustee fees (Note 7)	11,018	124	7,790	1,498
Securities purchased	5,100,482	39,260	266,159,787	58,857,935
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	529,988	—	—	—
Variation margin	—	—	—	—
Capital shares redeemed	—	—	—	2,529,297
Other	13,500	2,000	—	—

Total Liabilities	6,871,989	43,661	266,530,656	61,474,393

Net Assets	$2,764,535,325	$4,162,532	$1,975,018,239	$389,483,159

NET ASSETS CONSIST OF:
Paid-in capital	$2,780,267,400	$4,004,164	$1,999,506,081	$396,895,759
Undistributed (accumulated) net investment income (loss)	46,891,234	820	—	156,052
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(8,818,469)	(1,024)	(18,438,119)	(7,897,926)
Net unrealized appreciation (depreciation) on:
Investments	(54,363,462)	158,640	(6,049,723)	329,274
Futures contracts	448,077	—	—	—
Forward foreign currency contracts and foreign currency translations	110,545	(68)	—	—

Net Assets	$2,764,535,325	$4,162,532	$1,975,018,239	$389,483,159

Shares Outstanding (unlimited number of shares authorized, $0.0001 par value)	79,650,001	100,001	79,104,000	15,400,001
Net Asset Value	$34.71	$41.62	$24.97	$25.29

† Cost of foreign cash	$4,591,130	$5,295	$—	$—
†† Cost of restricted foreign cash	$2,797,556	$—	$—	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	31

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Quality Dividend Index Fund

ASSETS
Securities, at cost	$362,075,784	$282,271,643	$154,117,868	$265,639,270
Affiliate securities, at cost	178,446	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	442,454,345	307,731,646	156,604,028	282,626,530
Affiliate securities, at value	198,034	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	4,466,872	754,613	4,362,320	1,172,262
Foreign cash†	—	539,999	2,385,802	—
Restricted cash*	—	—	4,695	66,001
Restricted foreign cash††*	—	238,713	211,408	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on futures contracts	—	67,298	60,852	13,681
Unrealized appreciation on forward foreign currency contracts	—	924	286,492	—
Receivables:
Dividends and interest	276,690	584,429	110,234	239,794
Capital shares issued	3,828,150	30,967	—	106,099,306
Investment adviser	9,503	3,224	2,171	1,748
Securities sold	593,171	20,836	1,839	—

Total Assets	451,826,765	309,972,649	164,029,841	390,219,322

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on futures contracts	—	86	—	—
Unrealized depreciation on forward foreign currency contracts	—	182	186,120	—
Payables:
Deferred compensation (Note 7)	7,720	1,976	1,580	1,085
Investment advisory fees	99,155	100,963	81,072	52,700
Trustee fees (Note 7)	1,783	1,248	591	663
Securities purchased	3,781,308	23,502	4,867,519	107,231,745
Deferred India capital gains tax	—	—	53,928	—
Due to Authorized Participant	—	—	4,695	—
Variation margin	31,572	—	—	—
Capital shares redeemed	—	—	—	—
Other	12,000	100,000	75,000	3,000

Total Liabilities	3,933,538	227,957	5,270,505	107,289,193

Net Assets	$447,893,227	$309,744,692	$158,759,336	$282,930,129

NET ASSETS CONSIST OF:
Paid-in capital	$364,715,385	$282,494,060	$157,004,687	$265,899,259
Undistributed (accumulated) net investment income (loss)	3,625,358	2,807,922	1,142,969	916,943
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(1,019,563)	(1,100,389)	(2,013,302)	(887,014)
Net unrealized appreciation (depreciation) on:
Investments	80,398,149	25,460,003	2,432,232	16,987,260
Futures contracts	173,898	67,212	60,852	13,681
Forward foreign currency contracts and foreign currency translations	—	15,884	131,898	—

Net Assets	$447,893,227	$309,744,692	$158,759,336	$282,930,129

Shares Outstanding (unlimited number of shares authorized, $0.0001 par value)	5,850,001	5,000,001	3,000,001	8,800,001
Net Asset Value	$76.56	$61.95	$52.92	$32.15

† Cost of foreign cash	$—	$529,781	$2,377,469	$—
†† Cost of restricted foreign cash	$—	$238,565	$211,524	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES ANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund

ASSETS
Securities, at cost	$11,506,853	$40,605,205	$71,184,714
Affiliate securities, at cost	—	—	—
Repurchase Agreements, at cost	—	—	—

Securities, at value	12,809,667	43,704,452	75,244,755
Affiliate securities, at value	—	—	—
Repurchase Agreements, at value	—	—	—
Cash	89,088	198,306	—
Foreign cash†	—	—	218,434
Restricted cash*	—	21,821	8,251,154
Restricted foreign cash††*	—	—	36,176
Due from Authorized Participant	—	—	—
Unrealized appreciation on futures contracts	—	12,246	9,949
Unrealized appreciation on forward foreign currency contracts	—	—	—
Receivables:
Dividends and interest	15,908	61,286	129,284
Capital shares issued	—	—	941,214
Investment adviser	137	426	470
Securities sold	—	—	—

Total Assets	12,914,800	43,998,537	84,831,436

LIABILITIES
Cash overdraft	—	—	359,841
Unrealized depreciation on futures contracts	—	—	2,104
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payables:
Deferred compensation (Note 7)	86	264	210
Investment advisory fees	3,941	12,640	23,691
Trustee fees (Note 7)	51	162	260
Securities purchased	84,774	—	554,136
Deferred India capital gains tax	—	—	—
Due to Authorized Participant	—	—	8,251,154
Variation margin	—	—	—
Capital shares redeemed	—	—	—
Other	1,000	2,000	30,000

Total Liabilities	89,852	15,066	9,221,396

Net Assets	$12,824,948	$43,983,471	$75,610,040

NET ASSETS CONSIST OF:
Paid-in capital	$11,524,273	$40,741,929	$71,633,937
Undistributed (accumulated) net investment income (loss)	64,620	206,296	153,205
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(66,759)	(76,247)	(292,543)
Net unrealized appreciation (depreciation) on:
Investments	1,302,814	3,099,247	4,060,041
Futures contracts	—	12,246	7,845
Forward foreign currency contracts and foreign currency translations	—	—	47,555

Net Assets	$12,824,948	$43,983,471	$75,610,040

Shares Outstanding (unlimited number of shares authorized, $0.0001 par value)	400,001	1,400,001	2,800,001
Net Asset Value	$32.06	$31.42	$27.00

† Cost of foreign cash	$—	$—	$216,970
††Cost of restricted foreign cash	$—	$—	$36,172

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	33

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$7,715,488	$15,013,831	$37,018,632
Affiliate securities, at cost	—	—	—
Repurchase Agreements, at cost	—	—	8,200,000

Securities, at value	8,186,917	15,843,509	37,104,005
Affiliate securities, at value	—	—	—
Repurchase Agreements, at value	—	—	8,200,000
Cash	2,716	31,014	78,432
Foreign cash†	12,384	94,708	—
Restricted cash*	—	187,197	—
Restricted foreign cash††*	—	14,822	—
Due from Authorized Participant	—	—	—
Unrealized appreciation on futures contracts	—	2,723	—
Unrealized appreciation on forward foreign currency contracts	—	4,343	—
Receivables:
Dividends and interest	9,123	26,229	51,586
Capital shares issued	—	—	—
Investment adviser	49	95	459
Securities sold	—	1,812	2,998

Total Assets	8,211,189	16,206,452	45,437,480

LIABILITIES
Cash overdraft	—	—	—
Unrealized depreciation on futures contracts	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payables:
Deferred compensation (Note 7)	16	31	294
Investment advisory fees	2,681	6,085	8,785
Trustee fees (Note 7)	33	64	165
Securities purchased	—	9,502	4,003,860
Deferred India capital gains tax	—	—	—
Due to Authorized Participant	—	187,197	—
Variation margin	—	—	—
Capital shares redeemed	—	—	—
Other	5,000	5,000	1,050

Total Liabilities	7,730	207,879	4,014,154

Net Assets	$8,203,459	$15,998,573	$41,423,326

NET ASSETS CONSIST OF:
Paid-in capital	$7,749,548	$15,160,987	$41,326,508
Undistributed (accumulated) net investment income (loss)	10,825	50,400	21,632
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(28,509)	(49,970)	(10,187)
Net unrealized appreciation (depreciation) on:
Investments	471,429	829,678	85,373
Futures contracts	—	2,723	—
Forward foreign currency contracts and foreign currency translations	166	4,755	—

Net Assets	$8,203,459	$15,998,573	$41,423,326

Shares Outstanding (unlimited number of shares authorized, $0.0001 par value)	300,001	600,001	550,001
Net Asset Value	$27.34	$26.66	$75.32

† Cost of foreign cash	$12,280	$94,302	$—
†† Cost of restricted foreign cash	$—	$14,822	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the year or period ended October 31, 2013

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
		October 8, 2013* through October 31, 2013

INVESTMENT INCOME
Dividend income	$61,068,097	$2,310	$—	$—
Dividend income received from affiliate	—	—	—	—
Interest income	11,831	—	4,312,480	2,342,601
Foreign withholding tax on dividends	(3,405,816)	(127)	—	—

Total Investment Income	57,674,112	2,183	4,312,480	2,342,601

EXPENSES
Deferred compensation (Note 7)	3,935	—	2,716	903
Investment advisory fees	9,103,822	1,222	2,771,962	933,817
Trustee fees (Note 7)	81,585	124	57,887	12,363

Total Gross Expenses Before Fees Reimbursed	9,189,342	1,346	2,832,565	947,083

Less:
Deferred compensation reimbursed (Note 7)	(3,935)	—	(2,716)	(903)
Trustee fees reimbursed (Note 7)	(81,585)	(124)	(57,887)	(12,363)

Total Net Expenses	9,103,822	1,222	2,771,962	933,817

Net Investment Income	48,570,290	961	1,540,518	1,408,784

NET REALIZED GAIN (LOSS) ON:
Investments in securities	(8,447,140)	(1,024)	(18,026,609)	(7,820,817)
In-kind redemptions of investments	4,722,846	—	(210,389)	(3,234,240)
Futures contracts	791,521	—	—	—
Foreign currency transactions	434,453	(141)	—	—

Net Realized Gain (Loss)	(2,498,320)	(1,165)	(18,236,998)	(11,055,057)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(71,745,557)	158,640	(10,313,487)	(8,274,592)
Futures contracts	445,122	—	—	—
Forward foreign currency contracts	(46,003)	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	128,676	(68)	—	—

Net Change in Unrealized Appreciation (Depreciation)	(71,217,762)	158,572	(10,313,487)	(8,274,592)

Net Realized and Unrealized Gain (Loss)	(73,716,082)	157,407	(28,550,485)	(19,329,649)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,145,792)	$158,368	$(27,009,967)	$(17,920,865)

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	35

Statements of Operations (cont.)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Quality Dividend Index Fund
				December 14, 2012* through October 31, 2013

INVESTMENT INCOME
Dividend income	$5,390,022	$3,647,266	$2,890,880	$2,667,364
Dividend income received from affiliate	2,586	—	—	—
Interest income	221	560	—	—
Foreign withholding tax on dividends	(450)	(311,196)	(334,920)	—

Total Investment Income	5,392,379	3,336,630	2,555,960	2,667,364

EXPENSES
Deferred compensation (Note 7)	595	251	200	142
Investment advisory fees	782,200	500,802	624,371	278,963
Trustee fees (Note 7)	13,155	8,499	4,447	4,927

Total Gross Expenses Before Fees Reimbursed	795,950	509,552	629,018	284,032

Less:
Deferred compensation reimbursed (Note 7)	(595)	(251)	(200)	(142)
Trustee fees reimbursed (Note 7)	(13,155)	(8,499)	(4,447)	(4,927)

Total Net Expenses	782,200	500,802	624,371	278,963

Net Investment Income	4,610,179	2,835,828	1,931,589	2,388,401

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	488	—	—	—
Investments in securities	(1,424,039)	(1,193,977)	(1,987,254)	(901,515)
In-kind redemptions of investments	1,050,331	—	—	—
Futures contracts	462,346	114,980	(21,216)	14,501
Foreign currency transactions	—	26,265	(740,326)	—

Net Realized Gain (Loss)	89,126	(1,052,732)	(2,748,796)	(887,014)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	73,778,740 (1)	25,626,310	2,467,497 (2)	16,987,260
Futures contracts	180,824	69,768	66,099	13,681
Forward foreign currency contracts	—	728	107,127	—
Translation of other assets and liabilities denominated in foreign currencies	—	15,832	31,957	—

Net Change in Unrealized Appreciation (Depreciation)	73,959,564	25,712,638	2,672,680	17,000,941

Net Realized and Unrealized Gain (Loss)	74,048,690	24,659,906	(76,116)	16,113,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,658,869	$27,495,734	$1,855,473	$18,502,328

*	Commencement of investment operations.

(1)	Includes $14,604 change in unrealized appreciation on investments in affiliates.

(2)	Net of deferred India capital gains tax of $53,928.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES ANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund
	December 14, 2012* through October 31, 2013	December 14, 2012* through October 31, 2013	April 12, 2013* through October 31, 2013

INVESTMENT INCOME
Dividend income	$178,589	$567,351	$648,708
Dividend income received from affiliate	—	—	—
Foreign withholding tax on dividends	—	—	(62,527)

Total Investment Income	178,589	567,351	586,181

EXPENSES
Deferred compensation (Note 7)	12	34	27
Investment advisory fees	18,334	61,691	73,963
Trustee fees (Note 7)	381	1,204	1,774

Total Gross Expenses Before Fees Reimbursed	18,727	62,929	75,764

Less:
Deferred compensation reimbursed (Note 7)	(12)	(34)	(27)
Trustee fees reimbursed (Note 7)	(381)	(1,204)	(1,774)

Total Net Expenses	18,334	61,691	73,963

Net Investment Income	160,255	505,660	512,218

NET REALIZED GAIN (LOSS) ON:
Investments in securities	(66,174)	(77,068)	(291,745)
In-kind redemptions of investments	—	—	—
Futures contracts	(585)	821	(798)
Foreign currency transactions	—	—	(59,626)

Net Realized Gain (Loss)	(66,759)	(76,247)	(352,169)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	1,302,814	3,099,247	4,060,041
Futures contracts	—	12,246	7,845
Translation of other assets and liabilities denominated in foreign currencies	—	—	47,555

Net Change in Unrealized Appreciation (Depreciation)	1,302,814	3,111,493	4,115,441

Net Realized and Unrealized Gain (Loss)	1,236,055	3,035,246	3,763,272

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,396,310	$3,540,906	$4,275,490

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	37

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Defensive Index Fund
	April 12, 2013* through October 31, 2013	April 12, 2013* through October 31, 2013	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$78,128	$123,262	$—
Dividend income received from affiliate	—	—	—
Interest income	—	—	128,324
Foreign withholding tax on dividends	(8,200)	(13,155)	(88)

Total Investment Income	69,928	110,107	128,236

EXPENSES
Deferred compensation (Note 7)	2	3	35
Investment advisory fees	8,167	14,180	44,329
Trustee fees (Note 7)	246	478	1,235

Total Gross Expenses Before Fees Reimbursed	8,415	14,661	45,599

Less:
Deferred compensation reimbursed (Note 7)	(2)	(3)	(35)
Trustee fees reimbursed (Note 7)	(246)	(478)	(1,235)

Total Net Expenses	8,167	14,180	44,329

Net Investment Income	61,761	95,927	83,907

NET REALIZED GAIN (LOSS) ON:
Investments in securities	(28,429)	(60,292)	(10,156)
In-kind redemptions of investments	—	—	—
Futures contracts	—	10,322	—
Foreign currency transactions	(237)	8,785	—

Net Realized Gain (Loss)	(28,666)	(41,185)	(10,156)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	471,429	829,678	89,057
Futures contracts	—	2,723	—
Forward foreign currency contracts	—	4,343	—
Translation of other assets and liabilities denominated in foreign currencies	166	412	—

Net Change in Unrealized Appreciation (Depreciation)	471,595	837,156	89,057

Net Realized and Unrealized Gain (Loss)	442,929	795,971	78,901

Net Increase (Decrease) in Net Assets Resulting from Operations	$504,690	$891,898	$162,808

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012	October 8, 2013* through October 31, 2013

OPERATIONS
Net investment income	$48,570,290	$6,322,940	$961
Net realized gain (loss)	(2,498,320)	536,629	(1,165)
Net change in unrealized appreciation (depreciation)	(71,217,762)	8,096,961	158,572

Net Increase (Decrease) in Net Assets
Resulting from Operations	(25,145,792)	14,956,530	158,368

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(7,891,756)	(402,120)	—
Net realized gain	—	—	—

Total distributions	(7,891,756)	(402,120)	—

CAPITAL TRANSACTIONS(3)
Proceeds from shares issued	2,262,008,688	460,648,576	—
Cost of shares redeemed	(30,967,920)	(11,938,905)	—

Net Increase from Capital Transactions	2,231,040,768	448,709,671	—

Total Increase (Decrease) in Net Assets	2,198,003,220	463,264,081	158,368

NET ASSETS
Beginning of Period	$566,532,105	$103,268,024	$4,004,164	(4)

End of Period	$2,764,535,325	$566,532,105	$4,162,532

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$46,891,234	$5,778,247	$820

SHARE TRANSACTIONS
Beginning of period	16,100,001	2,950,001	100,001	(4)
Shares issued	—	400,000	—
Shares issued in-kind	64,500,000	13,100,000	—
Shares redeemed	—	—	—
Shares redeemed in-kind	(950,000)	(350,000)	—

Shares Outstanding, End of Period	79,650,001	16,100,001	100,001

*	Commencement of investment operations.

(3)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(4)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	39

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012

OPERATIONS
Net investment income	$1,540,518	$1,700,307	$1,408,784	$1,917,466
Net realized gain (loss)	(18,236,998)	503,743	(11,055,057)	2,026,671
Net change in unrealized appreciation (depreciation)	(10,313,487)	3,183,569	(8,274,592)	7,783,227

Net Increase (Decrease) in Net Assets
Resulting from Operations	(27,009,967)	5,387,619	(17,920,865)	11,727,364

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,789,702)	(2,141,001)	(1,401,507)	(2,106,998)
Net realized gain	(208,480)	(198,119)	(1,526,604)	(56,248)
Tax return of capital	(2,721,443)	—	—	—

Total distributions	(4,719,625)	(2,339,120)	(2,928,111)	(2,163,246)

CAPITAL TRANSACTIONS(3)
Proceeds from shares issued	1,340,163,154	551,443,939	179,085,636	256,981,090
Cost of shares redeemed	(17,449,678)	(11,369,874)	(143,483,668)	(37,009,292)

Net Increase from Capital Transactions	1,322,713,476	540,074,065	35,601,968	219,971,798

Total Increase (Decrease) in Net Assets	1,290,983,884	543,122,564	14,752,992	229,535,916

NET ASSETS
Beginning of Period	$684,034,355	$140,911,791	$374,730,167	$145,194,251

End of Period	$1,975,018,239	$684,034,355	$389,483,159	$374,730,167

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$—	$—	$156,052	$107,501

SHARE TRANSACTIONS
Beginning of period	26,904,000	5,604,000	14,250,001	5,800,001
Shares issued	—	300,000	—	—
Shares issued in-kind	52,900,000	21,450,000	6,850,000	9,900,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(700,000)	(450,000)	(5,700,000)	(1,450,000)

Shares Outstanding, End of Period	79,104,000	26,904,000	15,400,001	14,250,001

(3)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	September 25, 2012* through October 31, 2012

OPERATIONS
Net investment income	$4,610,179	$1,116,112	$2,835,828	$24,170
Net realized gain (loss)	89,126	(76,180)	(1,052,732)	(9,085)
Net change in unrealized appreciation (depreciation)	73,959,564	6,131,777	25,712,638	(169,539)

Net Increase (Decrease) in Net Assets
Resulting from Operations	78,658,869	7,171,709	27,495,734	(154,454)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,015,968)	(59,483)	(90,648)	—
Net realized gain	—	—	—	—

Total distributions	(2,015,968)	(59,483)	(90,648)	—

CAPITAL TRANSACTIONS(3)
Proceeds from shares issued	224,871,059	134,804,108	272,477,904	—
Cost of shares redeemed	(3,297,597)	—	—	—

Net Increase from Capital Transactions	221,573,462	134,804,108	272,477,904	—

Total Increase (Decrease) in Net Assets	298,216,363	141,916,334	299,882,990	(154,454)

NET ASSETS
Beginning of Period	$149,676,864	$7,760,530	$9,861,702	$10,016,156 (4)

End of Period	$447,893,227	$149,676,864	$309,744,692	$9,861,702

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$3,625,358	$1,065,218	$2,807,922	$21,784

SHARE TRANSACTIONS
Beginning of period	2,550,001	150,001	200,001	200,001 (4)
Shares issued	—	—	3,800,000	—
Shares issued in-kind	3,350,000	2,400,000	1,000,000	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	—	—	—

Shares Outstanding, End of Period	5,850,001	2,550,001	5,000,001	200,001

*	Commencement of investment operations.

(3)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(4)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	41

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® Quality Dividend Defensive Index Fund
	Year Ended October 31, 2013	September 25, 2012* through October 31, 2012	December 14, 2012* through October 31, 2013	December 14, 2012* through October 31, 2013	December 14, 2012* through October 31, 2013

OPERATIONS
Net investment income	$1,931,589	$3,703	$2,388,401	$160,255	$505,660
Net realized gain (loss)	(2,748,796)	(21,586)	(887,014)	(66,759)	(76,247)
Net change in unrealized appreciation (depreciation)	2,672,680	(47,698)	17,000,941	1,302,814	3,111,493

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,855,473	(65,581)	18,502,328	1,396,310	3,540,906

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(46,755)	—	(1,471,458)	(95,641)	(299,364)
Net realized gain	—	—	—	—	—

Total distributions	(46,755)	—	(1,471,458)	(95,641)	(299,364)

CAPITAL TRANSACTIONS(3)
Proceeds from shares issued	147,030,274	4,979,625	263,399,234	9,024,254	38,241,904
Cost of shares redeemed	—	—	—	—	—

Net Increase from Capital Transactions	147,030,274	4,979,625	263,399,234	9,024,254	38,241,904

Total Increase (Decrease) in Net Assets	148,838,992	4,914,044	280,430,104	10,324,923	41,483,446

NET ASSETS
Beginning of Period	$9,920,344	$5,006,300 (4)	$2,500,025 (4)	$2,500,025 (4)	$2,500,025 (4)

End of Period	$158,759,336	$9,920,344	$282,930,129	$12,824,948	$43,983,471

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$1,142,969	$(1,076)	$916,943	$64,620	$206,296

SHARE TRANSACTIONS
Beginning of period	200,001	100,001 (4)	100,001 (4)	100,001 (4)	100,001 (4)
Shares issued	2,200,000	100,000	—	—	—
Shares issued in-kind	600,000	—	8,700,000	300,000	1,300,000
Shares redeemed	—	—	—	—	—
Shares redeemed in-kind	—	—	—	—	—

Shares Outstanding, End of Period	3,000,001	200,001	8,800,001	400,001	1,400,001

*	Commencement of investment operations.

(3)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(4)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® Ready Access Variable Income Fund
	April 12, 2013* through October 31, 2013	April 12, 2013* through October 31, 2013	April 12, 2013* through October 31, 2013	Year Ended October 31, 2013	October 9, 2012* through October 31, 2012

OPERATIONS
Net investment income	$512,218	$61,761	$95,927	$83,907	$736
Net realized gain (loss)	(352,169)	(28,666)	(41,185)	(10,156)	(31)
Net change in unrealized appreciation (depreciation)	4,115,441	471,595	837,156	89,057	(3,684)

Net Increase (Decrease) in Net Assets
Resulting from Operations	4,275,490	504,690	891,898	162,808	(2,979)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(299,387)	(50,779)	(54,312)	(63,011)	—
Net realized gain	—	—	—	—	—

Total distributions	(299,387)	(50,779)	(54,312)	(63,011)	—

CAPITAL TRANSACTIONS(3)
Proceeds from shares issued	69,144,645	5,249,523	12,660,962	33,826,433	—
Cost of shares redeemed	(10,733)	—	—	—	—

Net Increase from Capital Transactions	69,133,912	5,249,523	12,660,962	33,826,433	—

Total Increase (Decrease) in Net Assets	73,110,015	5,703,434	13,498,548	33,926,230	(2,979)

NET ASSETS
Beginning of Period	$2,500,025 (4)	$2,500,025 (4)	$2,500,025 (4)	$7,497,096	$7,500,075 (4)

End of Period	$75,610,040	$8,203,459	$15,998,573	$41,423,326	$7,497,096

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$153,205	$10,825	$50,400	$21,632	$736

SHARE TRANSACTIONS
Beginning of period	100,001 (4)	100,001 (4)	100,001 (4)	100,001	100,001 (4)
Shares issued	1,200,000	—	200,000	450,000	—
Shares issued in-kind	1,500,000	200,000	300,000	—	—
Shares redeemed	—	—	—	—	—
Shares redeemed in-kind	—	—	—	—	—

Shares Outstanding, End of Period	2,800,001	300,001	600,001	550,001	100,001

*	Commencement of investment operations.

(3)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(4)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	43

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations(b)(c)	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

Flexshares® Morningstar Global Upstream Natural Resources Index Fund
Year ended October 31, 2013	$35.19	$0.87	(a)	$(0.98)		$(0.11)	$(0.37)	$—	$—	$(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	—	(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—	—

Flexshares® STOXX® Global Broad Infrastructure Index Fund
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61		1.62	—	—	—	—

Flexshares® iBoxx 3-Year Target Duration TIPS Index Fund
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)		(0.35)	(0.05)	(0.01)	(0.05)	(0.11)
Year ended October 31, 2012	25.14	0.15	(a)	0.39		0.54	(0.22)	(0.03)	—	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08		0.14	—	—	—	—

Flexshares® iBoxx 5-Year Target Duration TIPS Index Fund
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)		(0.83)	(0.08)	(0.10)	—	(0.18)
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	—	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—	—

Flexshares® Morningstar US Market Factor Tilt Index Fund
Year ended October 31, 2013	58.70	1.09	(a)	17.43		18.52	(0.66)	—	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17		7.08	(0.12)	—	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67		1.74	—	—	—	—

Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Year ended October 31, 2013	49.31	1.35	(a)	11.40		12.75	(0.11)	—	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)		(0.69)	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net investment income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$34.71	(0.33)%	(0.61)%	0.48%	0.48%	2.56%	2.56%	8%	$2,764,535
35.19	0.79	1.71	0.50	0.48	2.02	2.03	5	566,532
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

41.62	4.05	4.20	0.52	0.47	0.32	0.37	1	4,163

24.97	(1.41)	(1.45)	0.20	0.20	0.11	0.11	125	1,975,018
25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

25.29	(3.17)	(3.32)	0.20	0.20	0.30	0.30	151	389,483
26.30	6.13	5.87	0.22	0.20	0.90	0.92	60	374,730
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

76.56	31.88	28.39	0.27	0.27	1.59	1.59	20	447,893
58.70	13.71	16.86	0.29	0.27	1.57	1.59	15	149,677
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

61.95	25.93	0.62	0.43	0.42	2.37	2.38	7	309,745
49.31	(1.40)	23.98	0.43	0.42	2.47	2.49	1	9,862

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	45

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund
Year ended October 31, 2013	$49.60	$1.03	(a)	$2.34	$3.37	$(0.05)	$—	$—	$(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)	(0.40)	—	—	—	—

Flexshares® Quality Dividend Index Fund
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78	7.61	(0.46)	—	—	(0.46)

Flexshares® Quality Dividend Dynamic Index Fund
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77	7.61	(0.55)	—	—	(0.55)

Flexshares® Quality Dividend Defensive Index Fund
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05	6.84	(0.42)	—	—	(0.42)

Flexshares® International Quality Dividend Index Fund
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82	2.28	(0.28)	—	—	(0.28)

Flexshares® International Quality Dividend Dynamic Index Fund
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35	2.85	(0.51)	—	—	(0.51)

Flexshares® International Quality Dividend Defensive Index Fund
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58	2.02	(0.36)	—	—	(0.36)

Flexshares® Ready Access Variable Income Fund
Year ended October 31, 2013	74.97	0.36	(a)	0.27	0.63	(0.28)	—	—	(0.28)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)	(0.03)	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net investment income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$52.92	6.80%	(14.20)%	0.65%	0.65%	2.01%	2.01%	20%	$158,759
49.60	(0.80)	23.52	0.67	0.65	0.50	0.52	1	9,920

32.15	30.67	30.79	0.38	0.37	3.16	3.17	54	282,930

32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

27.34	11.59	11.64	0.48	0.47	3.54	3.55	31	8,203

26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

75.32	0.84	4.97	0.26	0.25	0.47	0.47	76	41,423
74.97	(0.04)	(3.96)	0.27	0.25	0.14	0.16	2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	47

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 99.6%
Beverages – 0.1%
Tibet 5100 Water Resources Holdings Ltd.	3,947,000	$1,532,361
Chemicals – 20.9%
Agrium, Inc.	512,946	43,776,376
CF Industries Holdings, Inc.	203,904	43,961,702
Incitec Pivot Ltd.	4,814,046	12,126,037
Israel Chemicals Ltd.	1,412,991	11,716,203
K+S AG (Registered)	575,073	14,690,243
Monsanto Co.	1,577,070	165,403,102
The Mosaic Co.	849,069	38,929,814
Phosagro OAO (GDR)	305,424	3,167,247
Potash Corp. of Saskatchewan, Inc.	2,724,030	84,632,087
The Scotts Miracle-Gro Co., Class A	136,998	8,044,523
Sociedad Quimica y Minera de Chile S.A. (ADR)	320,193	8,840,529
Syngenta AG	283,554	114,761,792
Taiwan Fertilizer Co. Ltd.	2,007,000	4,781,906
Yara International ASA	530,469	22,921,362
		577,752,923
Containers & Packaging – 0.4%
MeadWestvaco Corp.	313,821	10,936,662
Food Products – 8.2%
Archer-Daniels-Midland Co.	2,091,609	85,546,808
Bunge Ltd.	457,191	37,549,097
Charoen Pokphand Foods PCL	10,195,200	7,959,626
Charoen Pokphand Indonesia Tbk PT	22,302,000	7,715,928
Felda Global Ventures Holdings Bhd	3,808,300	5,418,792
GrainCorp Ltd., Class A	729,594	8,525,570
IOI Corp. Bhd	9,558,005	16,477,491
Kuala Lumpur Kepong Bhd	1,593,072	11,661,981
Nutreco N.V.	210,359	10,328,278
PPB Group Bhd	1,614,300	7,520,150
Suedzucker AG	207,090	6,680,917
Tongaat Hulett Ltd.	372,762	4,712,847

	Shares	Value
Food Products – (continued)
Wilmar International Ltd.	5,757,126	$16,059,706
		226,157,191
Household Durables – 0.1%
Sumitomo Forestry Co. Ltd.	318,600	3,698,761
Machinery – 0.3%
Kurita Water Industries Ltd.	355,510	7,754,473
Metals & Mining – 24.3%
Agnico Eagle Mines Ltd.	243,743	7,236,212
Alcoa, Inc.	1,398,654	12,965,523
Anglo American PLC	1,890,891	45,112,896
AngloGold Ashanti Ltd.	544,806	8,314,615
Antofagasta PLC	477,900	6,564,640
Barrick Gold Corp.	1,572,291	30,575,885
BHP Billiton Ltd.	3,714,876	132,480,409
Cia de Minas Buenaventura SAA (ADR)	263,736	3,824,172
Eldorado Gold Corp.	1,064,124	7,173,411
First Quantum Minerals Ltd.	673,839	12,780,875
Franco-Nevada Corp.	187,974	8,455,540
Freeport-McMoRan Copper & Gold, Inc.	1,516,536	55,747,863
Glencore Xstrata PLC	12,944,718	70,709,745
Gold Fields Ltd.	1,006,776	4,739,308
Goldcorp, Inc.	1,319,004	33,593,274
Grupo Mexico SAB de CV	4,681,808	14,842,188
Impala Platinum Holdings Ltd.	665,874	8,119,197
Industrias Penoles SAB de CV	167,668	4,923,919
KGHM Polska Miedz S.A.	149,742	6,061,611
Kinross Gold Corp.	1,561,140	7,934,067
MMC Norilsk Nickel OJSC (ADR)	544,127	8,238,083
Newcrest Mining Ltd.	1,131,030	11,031,597
Newmont Mining Corp.	821,988	22,407,393
Randgold Resources Ltd.	143,370	10,687,694
Rio Tinto PLC	1,658,313	84,136,878
Sibanye Gold Ltd.	971,730	1,377,156
Silver Wheaton Corp.	519,318	11,782,197
Sumitomo Metal Mining Co. Ltd.	633,031	8,762,166

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Teck Resources Ltd., Class B	692,955	$18,539,046
Yamana Gold, Inc.	1,161,297	11,514,418
		670,631,978
Multi-Utilities – 1.1%
Suez Environnement Co.	791,721	13,836,411
Veolia Environnement S.A.	945,991	16,230,263
		30,066,674
Oil, Gas & Consumable Fuels – 34.1%
Anadarko Petroleum Corp.	224,613	21,403,373
Apache Corp.	208,683	18,531,050
BG Group PLC	1,811,241	37,058,083
BP PLC	9,542,070	73,999,308
Canadian Natural Resources Ltd.	544,806	17,286,887
Cenovus Energy, Inc.	396,657	11,783,511
Chevron Corp.	984,474	118,097,501
China Petroleum & Chemical Corp., Class H	9,683,400	7,906,040
CNOOC Ltd.	7,357,112	15,106,987
ConocoPhillips	594,189	43,554,054
Cosan Ltd., Class A	506,241	7,978,358
Cosan S.A. Industria e Comercio	338,990	6,848,868
Devon Energy Corp.	207,090	13,092,230
Encana Corp.	393,179	7,042,800
Eni SpA	1,151,739	29,201,968
EOG Resources, Inc.	129,033	23,019,487
Exxon Mobil Corp.	1,593,000	142,764,660
Gazprom OAO (ADR)	2,815,220	26,350,459
Hess Corp.	146,556	11,900,347
Lukoil OAO (ADR)	253,287	16,615,627
Marathon Oil Corp.	345,681	12,188,712
Noble Energy, Inc.	164,079	12,294,440
Occidental Petroleum Corp.	414,180	39,794,414
PetroChina Co. Ltd., Class H	10,044,018	11,503,973
Petroleo Brasileiro S.A., Class A (ADR)	1,083,240	19,671,638
Royal Dutch Shell PLC, Class A	1,803,276	60,222,417
Sasol Ltd.	286,740	14,698,810
Statoil ASA	501,795	11,895,775

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Suncor Energy, Inc.	798,093	$28,997,213
Total S.A.	1,032,264	63,523,222
Tullow Oil PLC	508,167	7,694,769
Woodside Petroleum Ltd.	321,786	11,829,045
		943,856,026
Paper & Forest Products – 3.4%
Canfor Corp.*	157,707	3,268,014
Deltic Timber Corp.	19,116	1,221,130
Duratex S.A.	578,309	3,633,696
Empresas CMPC S.A.	2,126,655	6,330,122
International Paper Co.	777,384	34,679,100
Louisiana-Pacific Corp.*	242,136	4,118,733
Mondi PLC	748,710	13,400,055
Stora Enso Oyj, Class R	978,102	9,108,648
UPM-Kymmene Oyj	880,929	14,024,165
West Fraser Timber Co. Ltd.	49,383	4,525,611
		94,309,274
Real Estate Investment Trusts (REITs) – 2.0%
Plum Creek Timber Co., Inc.	312,228	14,175,151
Rayonier, Inc.	226,206	10,636,206
Weyerhaeuser Co.	1,021,113	31,041,835
		55,853,192
Trading Companies & Distributors – 0.4%
Noble Group Ltd.	14,337,031	11,905,625
Water Utilities – 4.3%
Aguas Andinas S.A., Class A	6,740,009	4,567,936
American Water Works Co., Inc.	522,504	22,399,746
Aqua America, Inc.	532,062	13,397,321
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	25,818
Cia de Saneamento de Minas Gerais-COPASA	173,072	2,816,356
Cia Saneamento Basico do Estado de Sao Paolo (ADR)	1,077,948	11,437,028
Hyflux Ltd.	3,186,000	2,979,611
Inversiones Aguas Metropolitanas S.A.	1,300,095	2,412,286
Manila Water Co., Inc.	1,593,000	921,662
Pennon Group PLC	1,256,877	13,751,423

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	49

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – 4.3%
Severn Trent PLC	731,187	$21,814,644
United Utilities Group PLC	1,973,727	22,339,623
		118,863,454
Total Common Stocks (Cost $2,807,682,056)		2,753,318,594

Total Investment Securities (Cost $2,807,682,056) – 99.6%		2,753,318,594
Other assets less liabilities – 0.4%		11,216,731
NET ASSETS – 100.0%		$2,764,535,325
*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,860,931
Aggregate gross unrealized depreciation	(213,801,742)
Net unrealized depreciation	$(54,940,811)
Federal income tax cost of investments	$2,808,259,405

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	31	12/20/13	$2,714,050	$134,815
EURO STOXX 50® Index Futures Contracts	16	12/20/13	665,394	45,907
FTSE 100® Index Futures Contracts	19	12/20/13	2,047,796	61,457
Hang Seng Index Futures Contracts	4	11/28/13	599,557	12,359
S&P Toronto Stock Exchange 60® Index Futures Contracts	26	12/19/13	3,820,032	169,165
SPI 200® Futures Contracts	6	12/19/13	769,302	24,374
				$448,077

Cash collateral in the amount of $2,827,165 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of October 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
AUD	9,790	Citibank N.A.	USD 9,000	12/18/13	$243
GBP	1,198,428	Morgan Stanley	USD 1,909,000	12/18/13	15,742
CAD	2,766,873	Citibank N.A.	USD 2,670,000	12/18/13	(19,811)
CHF	194,976	Citibank N.A.	USD 210,000	12/18/13	5,393
					$1,567

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Depreciation
USD 2,172,000	Morgan Stanley	EUR 1,624,660	12/18/13	$(36,891)
USD 90,000	Morgan Stanley	JPY 8,883,450	12/18/13	(571)
USD 750,000	Citibank N.A.	SGD 951,200	12/18/13	(16,900)
				$(54,362)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, companies domiciled in the following countries as of October 31, 2013:

Australia	6.4%
Brazil	1.9
Canada	12.7
Chile	0.8
China	1.3
Finland	0.8
France	3.4
Germany	0.8
Indonesia	0.3
Israel	0.4
Italy	1.1
Japan	0.7
Malaysia	1.5
Mexico	0.7
Netherlands	0.4
Norway	1.3
Peru	0.1
Philippines	0.0 †
Poland	0.2
Russia	2.0
Singapore	1.1
South Africa	1.5
Switzerland	4.1
Taiwan	0.2
Thailand	0.3
United Kingdom	16.9
United States	38.7
Other[1]	0.4
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	51

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 100.0%
Air Freight & Logistics – 3.1%
Deutsche Post AG (Registered)	3,122	$105,791
Oesterreichische Post AG	106	4,988
POS Malaysia Bhd	1,800	3,257
PostNL N.V.*	1,408	7,392
Singapore Post Ltd.	6,000	6,337
		127,765
Commercial Services & Supplies – 2.6%
Clean Harbors, Inc.	96	5,928
Daiseki Co. Ltd.	200	3,924
Progressive Waste Solutions Ltd.	372	9,991
Republic Services, Inc.	500	16,735
Shanks Group PLC	1,332	2,258
Stericycle, Inc.	158	18,360
Transpacific Industries Group Ltd.*	3,354	3,637
Waste Connections, Inc.	214	9,146
Waste Management, Inc.	854	37,183
		107,162
Construction & Engineering – 0.0%†
Interchina Holdings Co.*	10,000	709
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	42,000	4,743
Diversified Telecommunication Services – 15.5%
AT&T, Inc.	5,036	182,303
BCE, Inc.	738	32,107
BT Group PLC	7,606	46,069
CenturyLink, Inc.	578	19,571
Chunghwa Telecom Co. Ltd. (ADR)	460	14,646
Deutsche Telekom AG (Registered)	2,836	44,724
Nippon Telegraph & Telephone Corp.	800	41,505
Telefonica S.A.	3,738	65,987
Telstra Corp. Ltd.	11,792	57,842
Verizon Communications, Inc.	2,754	139,105
		643,859
Electric Utilities – 11.3%
American Electric Power Co., Inc.	762	35,692
CLP Holdings Ltd.	2,000	16,097

	Shares	Value
Electric Utilities – (continued)
Duke Energy Corp.	1,100	$78,903
Enel SpA	10,208	45,103
Exelon Corp.	1,156	32,992
FirstEnergy Corp.	650	24,615
Iberdrola S.A.	8,926	56,160
NextEra Energy, Inc.	662	56,105
PPL Corp.	998	30,569
The Southern Co.	1,460	59,729
SSE PLC	1,544	35,125
		471,090
Gas Utilities – 1.2%
APA Group	1,410	8,091
Enagas S.A.	326	8,727
ONEOK, Inc.	322	18,193
Snam SpA	3,334	17,206
		52,217
Health Care Providers & Services – 3.6%
Bangkok Dusit Medical Services PCL	2,200	9,472
Community Health Systems, Inc.	174	7,592
HCA Holdings, Inc.	498	23,476
Health Management Associates, Inc., Class A*	476	6,102
HealthSouth Corp.	176	6,179
IHH Healthcare Bhd*	8,200	10,732
Life Healthcare Group Holdings Ltd.	2,824	11,572
LifePoint Hospitals, Inc.	92	4,751
Mediclinic International Ltd.	1,614	12,203
Netcare Ltd.	4,038	10,057
Ramsay Health Care Ltd.	416	15,285
Rhoen Klinikum AG	328	9,170
Tenet Healthcare Corp.*	192	9,060
Universal Health Services, Inc., Class B	168	13,534
		149,185
Industrial Conglomerates – 0.2%
Beijing Enterprises Holdings Ltd.	1,000	8,210
Internet Software & Services – 0.2%
Equinix, Inc.	46	7,428

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES ANNUAL REPORT

FlexShares®  STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Telecity Group PLC	196	$2,401
		9,829
Media – 4.6%
Comcast Corp., Class A	2,076	98,776
DIRECTV*	450	28,121
DISH Network Corp., Class A	204	9,833
SES S.A.	294	8,569
Shaw Communications, Inc., Class B	390	9,327
Sirius XM Radio, Inc.	1,666	6,281
Time Warner Cable, Inc.	268	32,200
		193,107
Multi-Utilities – 10.9%
Centrica PLC	7,640	43,378
Consolidated Edison, Inc.	478	27,829
Dominion Resources, Inc.	922	58,778
E.ON SE	2,970	54,327
GDF Suez	2,276	56,748
National Grid PLC	6,348	80,009
PG&E Corp.	712	29,797
RWE AG	766	28,315
Sempra Energy	364	33,175
Suez Environnement Co.	950	16,603
Veolia Environnement S.A.	1,410	24,191
		453,150
Oil, Gas & Consumable Fuels – 6.7%
AltaGas Ltd.	196	7,255
Enbridge, Inc.	1,398	60,593
Inter Pipeline Ltd.	444	11,159
Keyera Corp.	124	7,336
Kinder Morgan, Inc.	1,136	40,112
Pembina Pipeline Corp.	496	16,271
Spectra Energy Corp.	1,050	37,349
TransCanada Corp.	1,212	54,612
Veresen, Inc.	350	4,330
The Williams Cos., Inc.	1,068	38,138
		277,155
Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp.	368	29,201
Corrections Corp. of America	196	7,252
Digital Realty Trust, Inc.	118	5,624
DuPont Fabros Technology, Inc.	68	1,690

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
The Geo Group, Inc.	146	$5,149
		48,916
Road & Rail – 20.4%
Asciano Ltd.	3,164	17,437
Aurizon Holdings Ltd.	6,314	28,640
Canadian National Railway Co.	1,246	136,865
Canadian Pacific Railway Ltd.	570	81,462
Central Japan Railway Co.	600	77,668
CSX Corp.	1,960	51,078
East Japan Railway Co.	1,300	112,761
Hankyu Hanshin Holdings, Inc.	4,000	22,424
Kansas City Southern	198	24,061
Kintetsu Corp.	6,000	22,077
Norfolk Southern Corp.	584	50,236
Odakyu Electric Railway Co. Ltd.	2,000	19,284
Tobu Railway Co. Ltd.	4,000	20,711
Tokyu Corp.	4,000	27,194
Union Pacific Corp.	860	130,204
West Japan Railway Co.	600	26,878
		848,980
Transportation Infrastructure – 6.2%
Abertis Infraestructuras S.A.	1,178	25,304
Aeroports de Paris	108	11,555
Atlantia SpA	1,036	22,746
Auckland International Airport Ltd.	3,592	10,198
CCR S.A.	3,200	26,814
China Merchants Holdings International Co. Ltd.	4,000	14,188
COSCO Pacific Ltd.	8,000	11,660
Flughafen Zuerich AG (Registered)	14	7,777
Fraport AG Frankfurt Airport Services Worldwide	114	8,845
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,000	5,222
Grupo Aeroportuario del Sureste SAB de CV, Class B	800	9,597
Hamburger Hafen und Logistik AG	82	2,062
International Container Terminal Services, Inc.	5,940	14,297
Jasa Marga Persero Tbk PT	8,000	3,726

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	53

FlexShares®  STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Jiangsu Expressway Co. Ltd., Class H	4,000	$5,035
Koninklijke Vopak N.V.	96	5,918
OHL Mexico SAB de CV*	4,800	12,381
Sydney Airport	5,180	20,553
Transurban Group	4,870	32,743
Westshore Terminals Investment Corp.	210	6,913
		257,534
Water Utilities – 3.0%
American Water Works Co., Inc.	340	14,576
Aqua America, Inc.	336	8,460
Beijing Enterprises Water Group Ltd.	12,000	5,340
California Water Service Group	130	2,834
Cia de Saneamento Basico do Estado de Sao Paulo	1,200	12,813
Cia de Saneamento de Minas Gerais-COPASA	200	3,255
Guangdong Investment Ltd.	12,000	10,324
Manila Water Co., Inc.	4,600	2,661
Pennon Group PLC	1,234	13,501
Severn Trent PLC	776	23,152
Thai Tap Water Supply PCL	6,800	2,250
United Utilities Group PLC	2,258	25,557
		124,723
Wireless Telecommunication Services – 9.2%
America Movil SAB de CV	34,000	36,618
China Mobile Ltd.	4,500	47,246
Crown Castle International Corp.	352	26,759
MTN Group Ltd.	1,286	25,647
SBA Communications Corp., Class A	120	10,496
Softbank Corp.	1,000	74,406
Vodafone Group PLC	45,224	163,115
		384,287
Total Common Stocks (Cost $4,003,981)		4,162,621

Total Investment Securities (Cost $4,003,981) – 100.0%		4,162,621
Liabilities in excess of other assets – 0.0%†		(89)
NET ASSETS – 100.0%		$4,162,532
*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,452
Aggregate gross unrealized depreciation	(17,679)
Net unrealized appreciation	$157,773
Federal income tax cost of investments	$4,004,848

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES ANNUAL REPORT

FlexShares®  STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, companies domiciled in the following countries as of October 31, 2013:

Australia	4.4%
Austria	0.1
Bermuda	0.1
Brazil	1.0
Canada	10.5
China	2.3
France	2.6
Germany	6.1
Hong Kong	0.4
Indonesia	0.1
Italy	2.1
Japan	10.8
Luxembourg	0.2
Malaysia	0.3
Mexico	1.5
Netherlands	0.3
New Zealand	0.3
Philippines	0.5
Singapore	0.2
South Africa	1.4
Spain	3.8
Switzerland	0.2
Taiwan	0.4
Thailand	0.3
United Kingdom	10.4
United States	39.7
Other[1]	0.0 †
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	55

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

October 31, 2013

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.7%
U.S. Treasury Inflation Index Notes
1.63%, due 01/15/15	$71,105,637	$73,393,345
0.50%, due 04/15/15	316,957,502	323,743,429
1.88%, due 07/15/15	404,574,175	426,400,819
2.00%, due 01/15/16	396,509,891	423,932,198
0.13%, due 04/15/16	560,850,537	576,521,745
2.50%, due 07/15/16	70,267,662	77,550,754
2.38%, due 01/15/17	60,724,623	67,437,444
		1,968,979,734
Total U.S. Treasury Obligations (Cost $1,975,029,457)		1,968,979,734

Total Investment Securities (Cost $1,975,029,457) – 99.7%		1,968,979,734
Other assets less liabilities – 0.3%		6,038,505
NET ASSETS – 100.0%		$1,975,018,239

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,234,027)
Net unrealized depreciation	$(6,234,027)
Federal income tax cost of investments	$1,975,213,761

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

October 31, 2013

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Index Notes
2.38%, due 01/15/17	$11,003,518	$12,219,905
0.13%, due 04/15/17	25,102,027	25,975,974
2.63%, due 07/15/17	40,858,556	46,452,580
1.63%, due 01/15/18	47,397,029	52,277,037
0.13%, due 04/15/18	89,000,612	92,129,613
1.38%, due 07/15/18	41,994,550	46,302,957
2.13%, due 01/15/19	41,725,313	47,575,333
1.88%, due 07/15/19	9,137,410	10,401,609
1.38%, due 01/15/20	11,291,173	12,442,050
1.25%, due 07/15/20	19,041,712	20,937,792
0.63%, due 07/15/21	20,442,296	21,385,428
		388,100,278
Total U.S. Treasury Obligations (Cost $387,771,004)		388,100,278

Total Investment Securities (Cost $387,771,004) – 99.6%		388,100,278
Other assets less liabilities – 0.4%		1,382,881
NET ASSETS – 100.0%		$389,483,159

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$524,721
Aggregate gross unrealized depreciation	(539,435)
Net unrealized depreciation	$(14,714)
Federal income tax cost of investments	$388,114,992

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	57

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 98.8%
Aerospace & Defense – 2.6%
AAR Corp.	8,073	$236,377
Aerovironment, Inc.*	1,404	38,062
Alliant Techsystems, Inc.	5,616	611,414
American Science & Engineering, Inc.	702	46,178
Astronics Corp.*	702	34,440
Astronics Corp., Class B*	1	39
B/E Aerospace, Inc.*	1,287	104,453
The Boeing Co.	9,828	1,282,554
Cubic Corp.	3,744	196,560
Curtiss-Wright Corp.	8,541	425,171
DigitalGlobe, Inc.*	5,733	182,424
Ducommun, Inc.*	1,521	37,812
Engility Holdings, Inc.*	2,925	90,587
Esterline Technologies Corp.*	5,733	459,557
Exelis, Inc.	34,515	569,152
GenCorp, Inc.*	3,510	58,968
General Dynamics Corp.	3,744	324,343
HEICO Corp.	3,948	211,534
Hexcel Corp.*	7,254	306,917
Honeywell International, Inc.	11,232	974,151
Huntington Ingalls Industries, Inc.	5,499	393,453
The KEYW Holding Corp.*	1,170	13,455
Kratos Defense & Security Solutions, Inc.*	8,775	74,412
L-3 Communications Holdings, Inc.	1,170	117,526
LMI Aerospace, Inc.*	1,755	27,553
Lockheed Martin Corp.	2,925	390,020
Moog, Inc., Class A*	7,956	475,212
National Presto Industries, Inc.	702	49,526
Northrop Grumman Corp.	2,808	301,888
Orbital Sciences Corp.*	4,329	99,870
Precision Castparts Corp.	2,106	533,766
Raytheon Co.	3,627	298,756
Rockwell Collins, Inc.	2,106	147,062
Spirit Aerosystems Holdings, Inc., Class A*	18,720	499,637
Taser International, Inc.*	4,680	83,164
Teledyne Technologies, Inc.*	2,808	249,407
Textron, Inc.	3,276	94,316

	Shares	Value
Aerospace & Defense – (continued)
TransDigm Group, Inc.	702	$102,078
Triumph Group, Inc.	585	41,915
United Technologies Corp.	11,934	1,267,988
		11,451,697
Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc.*	9,945	72,002
Atlas Air Worldwide Holdings, Inc.*	4,680	173,300
C.H. Robinson Worldwide, Inc.	2,223	132,802
Echo Global Logistics, Inc.*	1,053	19,386
Expeditors International of Washington, Inc.	2,691	121,875
FedEx Corp.	4,212	551,772
Forward Air Corp.	2,340	94,723
Hub Group, Inc., Class A*	2,691	98,840
Pacer International, Inc.*	3,276	26,143
Park-Ohio Holdings Corp.*	1,521	62,985
United Parcel Service, Inc., Class B	10,179	999,985
UTi Worldwide, Inc.	6,552	99,590
XPO Logistics, Inc.*	2,106	42,499
		2,495,902
Airlines – 0.5%
Alaska Air Group, Inc.	2,340	165,344
Allegiant Travel Co.	1,053	109,796
Delta Air Lines, Inc.	9,243	243,830
Hawaiian Holdings, Inc.*	8,892	73,359
JetBlue Airways Corp.*	40,248	285,358
Republic Airways Holdings, Inc.*	7,956	93,722
SkyWest, Inc.	9,243	139,015
Southwest Airlines Co.	10,062	173,268
Spirit Airlines, Inc.*	5,616	242,330
United Continental Holdings, Inc.*	3,627	123,137
US Airways Group, Inc.*	35,451	778,859
		2,428,018
Auto Components – 0.9%
Allison Transmission Holdings, Inc.	702	17,094
American Axle & Manufacturing Holdings, Inc.*	12,051	224,269

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Autoliv, Inc.	1,053	$93,959
BorgWarner, Inc.	1,404	144,795
Cooper Tire & Rubber Co.	10,764	279,972
Dana Holding Corp.	26,559	520,556
Delphi Automotive PLC	3,042	174,002
Dorman Products, Inc.	1,872	90,998
Drew Industries, Inc.	1,404	70,565
Federal-Mogul Corp.*	6,084	124,661
Fuel Systems Solutions, Inc.*	1,170	21,013
Gentex Corp.	3,510	103,334
Gentherm, Inc.*	2,457	57,371
The Goodyear Tire & Rubber Co.	3,510	73,640
Johnson Controls, Inc.	8,541	394,167
Lear Corp.	1,170	90,546
Modine Manufacturing Co.*	6,669	88,831
Spartan Motors, Inc.	2,457	16,683
Standard Motor Products, Inc.	3,042	109,999
Stoneridge, Inc.*	4,680	59,717
Superior Industries International, Inc.	4,212	78,975
Tenneco, Inc.*	10,764	571,246
TRW Automotive Holdings Corp.*	1,170	87,879
Visteon Corp.*	9,243	712,543
		4,206,815
Automobiles – 0.5%
Ford Motor Co.	45,630	780,729
General Motors Co.*	10,530	389,083
Harley-Davidson, Inc.	3,393	217,288
Tesla Motors, Inc.*	1,170	187,130
Thor Industries, Inc.	7,956	461,528
Winnebago Industries, Inc.*	2,223	65,934
		2,101,692
Beverages – 1.1%
Beam, Inc.	2,223	149,608
The Boston Beer Co., Inc., Class A*	702	161,172
Brown-Forman Corp., Class B	2,223	162,235
Coca-Cola Bottling Co. Consolidated	351	22,225
The Coca-Cola Co.	52,416	2,074,101

	Shares	Value
Beverages – (continued)
Coca-Cola Enterprises, Inc.	4,095	$170,884
Constellation Brands, Inc., Class A*	1,989	129,882
Dr Pepper Snapple Group, Inc.	2,574	121,879
Molson Coors Brewing Co., Class B	1,989	107,406
Monster Beverage Corp.*	1,989	113,830
National Beverage Corp.	702	12,854
PepsiCo, Inc.	21,528	1,810,290
		5,036,366
Biotechnology – 2.5%
ACADIA Pharmaceuticals, Inc.*	5,616	127,652
Achillion Pharmaceuticals, Inc.*	7,722	19,382
Acorda Therapeutics, Inc.*	2,925	89,534
Aegerion Pharmaceuticals, Inc.*	1,872	155,039
Alexion Pharmaceuticals, Inc.*	2,808	345,244
Alnylam Pharmaceuticals, Inc.*	3,861	222,432
AMAG Pharmaceuticals, Inc.*	1,521	41,037
Amgen, Inc.	10,764	1,248,624
Amicus Therapeutics, Inc.*	1,404	2,977
Anacor Pharmaceuticals, Inc.*	3,042	39,576
Arena Pharmaceuticals, Inc.*	18,252	80,126
Ariad Pharmaceuticals, Inc.*	3,276	7,207
Arqule, Inc.*	351	790
Array BioPharma, Inc.*	8,892	44,638
AVEO Pharmaceuticals, Inc.*	3,159	6,539
Biogen Idec, Inc.*	3,393	828,537
BioMarin Pharmaceutical, Inc.*	1,989	124,949
Biotime, Inc.*	3,393	12,317
Celgene Corp.*	5,733	851,293
Celldex Therapeutics, Inc.*	6,201	142,065
Cepheid, Inc.*	5,148	209,627
ChemoCentryx, Inc.*	2,106	10,425
Chimerix, Inc.*	585	8,863
Cubist Pharmaceuticals, Inc.*	5,148	319,176
Curis, Inc.*	5,616	22,408
Cytokinetics, Inc.*	1,232	7,404
Cytori Therapeutics, Inc.*	3,627	7,472
Dendreon Corp.*	13,104	33,677
Dyax Corp.*	9,711	79,824
Dynavax Technologies Corp.*	11,583	14,247
Emergent Biosolutions, Inc.*	1,755	34,275

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	59

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Enzon Pharmaceuticals, Inc.	6,201	$9,177
Exact Sciences Corp.*	4,914	54,152
Exelixis, Inc.*	12,519	61,719
Galena Biopharma, Inc.*	2,223	4,957
Genomic Health, Inc.*	1,287	38,507
Geron Corp.*	8,775	34,661
Gilead Sciences, Inc.*	21,411	1,519,967
GTx, Inc.*	234	400
Halozyme Therapeutics, Inc.*	6,318	73,605
Idenix Pharmaceuticals, Inc.*	7,488	24,636
ImmunoGen, Inc.*	6,435	105,920
Immunomedics, Inc.*	4,914	18,624
Incyte Corp. Ltd.*	10,764	419,796
Infinity Pharmaceuticals, Inc.*	3,393	45,975
Insmed, Inc.*	2,340	33,322
Intercept Pharmaceuticals, Inc.*	468	25,384
InterMune, Inc.*	6,786	95,615
Ironwood Pharmaceuticals, Inc.*	7,839	75,333
Isis Pharmaceuticals, Inc.*	9,126	303,622
KaloBios Pharmaceuticals, Inc.*	1,521	6,099
Keryx Biopharmaceuticals, Inc.*	6,435	66,602
KYTHERA Biopharmaceuticals, Inc.*	702	31,386
Lexicon Pharmaceuticals, Inc.*	21,762	52,229
Ligand Pharmaceuticals, Inc., Class B*	1,989	102,951
MannKind Corp.*	12,402	60,646
Medivation, Inc.*	1,053	63,033
Merrimack Pharmaceuticals, Inc.*	7,371	19,754
Momenta Pharmaceuticals, Inc.*	3,042	49,858
Myriad Genetics, Inc.*	6,201	151,180
Nanosphere, Inc.*	819	1,597
Neurocrine Biosciences, Inc.*	4,797	45,284
NewLink Genetics Corp.*	1,755	29,396
Novavax, Inc.*	11,934	36,995
NPS Pharmaceuticals, Inc.*	7,137	205,403
OncoGenex Pharmaceutical, Inc.*	936	6,580
Opko Health, Inc.*	14,833	148,629
Orexigen Therapeutics, Inc.*	6,435	31,403
Osiris Therapeutics, Inc.*	1,755	23,359
PDL BioPharma, Inc.	23,751	192,146

	Shares	Value
Biotechnology – (continued)
Peregrine Pharmaceuticals, Inc.*	6,903	$8,905
Pharmacyclics, Inc.*	1,287	152,690
Pluristem Therapeutics, Inc.*	1,872	6,140
Progenics Pharmaceuticals, Inc.*	3,627	13,202
Protalix BioTherapeutics, Inc.*	1,521	6,677
Puma Biotechnology, Inc.*	1,404	53,787
Raptor Pharmaceutical Corp.*	4,095	58,886
Regeneron Pharmaceuticals, Inc.*	1,053	302,843
Repligen Corp.*	1,521	16,640
Rigel Pharmaceuticals, Inc.*	4,680	14,461
Sangamo Biosciences, Inc.*	4,563	42,755
Sarepta Therapeutics, Inc.*	2,574	100,232
Seattle Genetics, Inc.*	3,159	122,032
SIGA Technologies, Inc.*	2,925	10,033
Spectrum Pharmaceuticals, Inc.	8,190	70,352
Sunesis Pharmaceuticals, Inc.*	3,276	16,413
Synageva BioPharma Corp.*	1,404	71,323
Synergy Pharmaceuticals, Inc.*	6,786	27,415
Synta Pharmaceuticals Corp.*	4,095	18,591
Targacept, Inc.*	2,457	11,671
Theravance, Inc.*	1,521	55,729
Threshold Pharmaceuticals, Inc.*	3,042	13,202
United Therapeutics Corp.*	2,223	196,780
Vertex Pharmaceuticals, Inc.*	3,276	233,710
Vical, Inc.*	4,914	6,143
XOMA Corp.*	7,371	33,243
		11,071,113
Building Products – 0.4%
A.O. Smith Corp.	4,212	217,550
AAON, Inc.	2,270	61,313
American Woodmark Corp.*	1,404	47,624
Apogee Enterprises, Inc.	2,106	65,876
Armstrong World Industries, Inc.*	585	31,257
Builders FirstSource, Inc.	1,872	13,871
Fortune Brands Home & Security, Inc.	2,106	90,726
Gibraltar Industries, Inc.*	1,287	20,605
Griffon Corp.	4,914	61,572
Insteel Industries, Inc.	585	9,705
Lennox International, Inc.	3,744	292,257
Masco Corp.	5,148	108,777
NCI Building Systems, Inc.*	702	10,130

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Nortek, Inc.*	936	$65,679
Owens Corning*	1,170	42,038
Patrick Industries, Inc.*	1,638	51,237
PGT, Inc.*	1,170	12,226
Quanex Building Products Corp.	2,691	47,846
Simpson Manufacturing Co., Inc.	2,925	103,691
Trex Co., Inc.*	1,053	73,942
Universal Forest Products, Inc.	1,404	74,300
USG Corp.*	6,669	182,130
		1,684,352
Capital Markets – 2.2%
Affiliated Managers Group, Inc.*	702	138,603
Ameriprise Financial, Inc.	2,574	258,790
Arlington Asset Investment Corp., Class A	2,808	69,273
Artisan Partners Asset Management, Inc.	585	35,024
The Bank of New York Mellon Corp.	17,199	546,928
BGC Partners, Inc., Class A	21,762	115,774
BlackRock Kelso Capital Corp.	14,391	135,131
BlackRock, Inc.	1,755	527,922
Calamos Asset Management, Inc., Class A	4,680	45,958
Capital Southwest Corp.	936	30,766
The Charles Schwab Corp.	17,316	392,207
Cohen & Steers, Inc.	1,287	49,369
Cowen Group, Inc., Class A*	16,146	64,100
Diamond Hill Investment Group, Inc.	234	25,803
E*TRADE Financial Corp.*	23,166	391,737
Eaton Vance Corp.	1,404	58,701
Evercore Partners, Inc., Class A	2,223	112,195
FBR & Co.*	351	9,301
Federated Investors, Inc., Class B	17,082	463,264
Fidus Investment Corp.	1,989	40,397
Financial Engines, Inc.	3,510	196,104
Franklin Resources, Inc.	5,850	315,081
FXCM, Inc., Class A	4,446	72,870
GAMCO Investors, Inc., Class A	351	25,100
GFI Group, Inc.	12,285	42,629

	Shares	Value
Capital Markets – (continued)
Gladstone Capital Corp.	5,499	$48,501
Gladstone Investment Corp.	4,329	30,606
The Goldman Sachs Group, Inc.	4,914	790,466
Golub Capital BDC, Inc.	7,371	129,730
Greenhill & Co., Inc.	1,989	102,036
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	936	11,466
Hercules Technology Growth Capital, Inc.	10,647	164,390
HFF, Inc., Class A	2,223	54,575
ICG Group, Inc.*	2,691	43,890
INTL. FCStone, Inc.*	2,808	57,452
Invesco Ltd.	5,733	193,489
Investment Technology Group, Inc.*	5,382	86,220
Janus Capital Group, Inc.	28,197	278,304
KCAP Financial, Inc.	3,276	27,617
KCG Holdings, Inc., Class A*	18,018	157,477
Legg Mason, Inc.	1,638	63,014
LPL Financial Holdings, Inc.	1,053	42,899
Manning & Napier, Inc.	2,340	38,844
MCG Capital Corp.	11,817	55,658
Medallion Financial Corp.	3,276	49,730
Morgan Stanley	15,561	447,067
MVC Capital, Inc.	3,159	43,689
New Mountain Finance Corp.	7,137	101,203
Northern Trust Corp.‡	3,510	198,034
Oppenheimer Holdings, Inc., Class A	1,989	39,442
PennantPark Investment Corp.	12,636	142,281
Piper Jaffray Cos.*	2,691	96,580
Raymond James Financial, Inc.	1,404	64,093
Safeguard Scientifics, Inc.*	2,106	36,750
SEI Investments Co.	2,106	69,898
State Street Corp.	6,084	426,306
Stifel Financial Corp.*	10,881	445,578
SWS Group, Inc.*	2,574	14,492
T Rowe Price Group, Inc.	3,510	271,709
TD Ameritrade Holding Corp.	3,159	86,114
TICC Capital Corp.	9,711	97,110
Triangle Capital Corp.	4,914	146,241
Virtus Investment Partners, Inc.*	468	95,247

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	61

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Waddell & Reed Financial, Inc., Class A	1,170	$72,247
Walter Investment Management Corp.*	6,903	260,726
Westwood Holdings Group, Inc.	468	24,958
WisdomTree Investments, Inc.*	7,605	105,709
		9,874,865
Chemicals – 2.4%
A Schulman, Inc.	5,499	182,127
Advanced Emissions Solutions, Inc.*	585	22,096
Air Products & Chemicals, Inc.	2,925	318,854
Airgas, Inc.	936	102,090
Albemarle Corp.	819	54,210
American Pacific Corp.*	351	15,978
American Vanguard Corp.	2,223	58,020
Ashland, Inc.	819	75,799
Axiall Corp.	1,404	54,602
Balchem Corp.	2,223	127,289
Cabot Corp.	11,115	518,070
Calgon Carbon Corp.*	4,329	86,364
Celanese Corp.	1,521	85,191
CF Industries Holdings, Inc.	702	151,351
Chemtura Corp.*	17,901	438,575
Cytec Industries, Inc.	1,170	97,215
The Dow Chemical Co.	14,391	568,013
E.I. du Pont de Nemours & Co.	12,753	780,484
Eastman Chemical Co.	2,223	175,150
Ecolab, Inc.	4,212	446,472
Ferro Corp.*	10,062	129,096
Flotek Industries, Inc.*	3,744	80,047
FMC Corp.	1,872	136,207
FutureFuel Corp.	3,393	59,072
Hawkins, Inc.	702	25,279
HB Fuller Co.	3,276	156,822
Huntsman Corp.	2,223	51,618
Innophos Holdings, Inc.	3,744	187,649
Innospec, Inc.	2,691	123,948
International Flavors & Fragrances, Inc.	819	67,690
Intrepid Potash, Inc.	2,925	43,436
KMG Chemicals, Inc.	468	9,351

	Shares	Value
Chemicals – (continued)
Koppers Holdings, Inc.	3,510	$156,230
Kraton Performance Polymers, Inc.*	6,435	136,872
Kronos Worldwide, Inc.	1,287	19,961
Landec Corp.*	2,340	27,401
LSB Industries, Inc.*	3,276	120,295
Minerals Technologies, Inc.	2,340	132,514
Monsanto Co.	7,488	785,341
The Mosaic Co.	5,148	236,036
NewMarket Corp.	117	36,429
Olin Corp.	13,104	294,971
OM Group, Inc.*	3,159	107,406
Omnova Solutions, Inc.*	7,839	68,199
PolyOne Corp.	7,956	241,067
PPG Industries, Inc.	2,223	405,875
Praxair, Inc.	4,212	525,279
Quaker Chemical Corp.	1,872	142,104
Rockwood Holdings, Inc.	1,053	66,602
RPM International, Inc.	1,521	58,893
The Scotts Miracle-Gro Co., Class A	3,042	178,626
Sensient Technologies Corp.	9,594	500,135
The Sherwin-Williams Co.	1,170	219,960
Sigma-Aldrich Corp.	1,287	111,235
Stepan Co.	3,393	199,746
Taminco Corp.*	1,053	21,028
Tredegar Corp.	2,574	75,212
Tronox Ltd., Class A	5,148	118,867
The Valspar Corp.	936	65,492
W.R. Grace & Co.*	936	85,794
Westlake Chemical Corp.	351	37,704
Zep, Inc.	1,755	34,907
Zoltek Cos., Inc.*	2,223	37,124
		10,675,470
Commercial Banks – 5.3%
1st Source Corp.	2,340	73,429
Ameris Bancorp.*	3,159	57,810
Arrow Financial Corp.	1,907	49,220
Associated Banc-Corp	31,590	513,653
Bancfirst Corp.	1,287	71,519
Bancorp Inc./DE*	2,457	39,730
BancorpSouth, Inc.	6,435	142,213

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Bank of Hawaii Corp.	3,627	$210,293
Bank of Marin Bancorp	585	24,892
Bank of the Ozarks, Inc.	2,457	121,572
BankUnited, Inc.	12,051	370,809
Banner Corp.	2,457	94,005
BB&T Corp.	8,658	294,112
BBCN Bancorp, Inc.	14,976	222,094
BOK Financial Corp.	234	14,328
Boston Private Financial Holdings, Inc.	5,733	65,299
Bryn Mawr Bank Corp.	2,340	65,192
Camden National Corp.	1,521	61,372
Capital Bank Financial Corp., Class A*	3,744	83,192
CapitalSource, Inc.	20,358	266,283
Cardinal Financial Corp.	5,499	90,733
Cathay General Bancorp	5,733	141,204
Central Pacific Financial Corp.	2,574	47,413
Chemical Financial Corp.	5,265	154,212
CIT Group, Inc.*	2,808	135,233
City Holding Co.	2,808	127,764
City National Corp./CA	1,404	101,242
CoBiz Financial, Inc.	5,499	59,664
Columbia Banking Systems, Inc.	9,009	231,441
Comerica, Inc.	2,106	91,190
Commerce Bancshares, Inc./MO	819	37,682
Community Bank System, Inc.	7,020	254,896
Community Trust Bancorp, Inc.	2,457	104,644
Cullen/Frost Bankers, Inc.	702	49,695
CVB Financial Corp.	17,433	253,476
Eagle Bancorp, Inc.*	1,638	43,325
East West Bancorp, Inc.	2,106	70,951
Fifth Third Bancorp	10,179	193,706
First BanCorp*	7,722	42,857
First Bancorp/NC	1,404	21,032
First Busey Corp.	10,764	55,650
First Citizens BancShares, Inc./NC, Class A	819	173,407
First Commonwealth Financial Corp.	8,892	77,271
First Community Bancshares, Inc./VA	2,808	46,866

	Shares	Value
Commercial Banks – (continued)
First Connecticut Bancorp, Inc./CT	1,170	$17,176
First Financial Bancorp	11,700	181,584
First Financial Bankshares, Inc.	2,106	129,540
First Financial Corp./IN	1,989	68,700
First Financial Holdings, Inc.	1,835	109,972
First Horizon National Corp.	43,875	467,269
First Interstate Bancsystem, Inc.	3,159	79,322
First Merchants Corp.	5,265	98,982
First Midwest Bancorp, Inc./IL	6,318	105,068
First Niagara Financial Group, Inc.	5,148	56,782
The First of Long Island Corp.	1,170	46,039
First Republic Bank/CA	1,053	53,777
FirstMerit Corp.	30,654	688,489
Flushing Financial Corp.	5,616	112,825
FNB Corp./PA	27,612	345,426
Fulton Financial Corp.	36,972	451,428
Glacier Bancorp, Inc.	5,265	145,472
Great Southern Bancorp, Inc.	1,755	49,280
Hancock Holding Co.	15,561	510,090
Hanmi Financial Corp.	2,457	42,948
Heartland Financial USA, Inc.	2,691	71,285
Home BancShares, Inc./AR	3,744	126,847
HomeTrust Bancshares, Inc.*	1,053	17,006
Hudson Valley Holding Corp.	1,287	23,797
Huntington Bancshares, Inc./HO	9,360	82,368
Iberiabank Corp.	5,382	314,470
Independent Bank Corp./MA	3,978	142,731
International Bancshares Corp.	10,998	251,304
Investors Bancorp, Inc.	3,393	80,448
KeyCorp	9,243	115,815
Lakeland Bancorp, Inc.	6,435	73,359
Lakeland Financial Corp.	2,808	99,937
M&T Bank Corp.	1,521	171,158
MainSource Financial Group, Inc.	3,159	51,239
MB Financial, Inc.	9,477	281,467
Metro Bancorp, Inc.*	351	7,490
National Bank Holdings Corp., Class A	3,861	81,081
National Penn Bancshares, Inc.	21,411	222,032
NBT Bancorp, Inc.	8,307	202,442
OFG Bancorp	6,786	100,501
Old National Bancorp/IN	18,837	273,890

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	63

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
OmniAmerican Bancorp, Inc.*	702	$15,388
Pacific Continental Corp.	702	9,674
Pacific Premier Bancorp, Inc.*	585	8,137
PacWest Bancorp	7,020	267,111
Park National Corp.	2,340	185,375
Park Sterling Corp.	5,148	33,513
Pinnacle Financial Partners, Inc.*	2,457	76,167
The PNC Financial Services Group, Inc.	6,435	473,166
Popular, Inc.*	19,071	481,543
PrivateBancorp, Inc.	5,148	125,405
Prosperity Bancshares, Inc.	10,179	635,679
Regions Financial Corp.	17,316	166,753
Renasant Corp.	3,744	107,378
Republic Bancorp, Inc./KY, Class A	2,340	53,867
S&T Bancorp, Inc.	4,914	120,491
Sandy Spring Bancorp, Inc.	4,329	106,017
Seacoast Banking Corp. of Florida*	3,861	8,803
Signature Bank/NY*	1,287	131,042
Simmons First National Corp., Class A	1,170	38,306
Southside Bancshares, Inc.	3,159	86,241
Southwest Bancorp, Inc./OK*	1,287	20,605
State Bank Financial Corp.	2,574	43,912
StellarOne Corp.	1,638	38,133
Sterling Bancorp./NY	5,499	81,110
Sterling Financial Corp./WA	5,148	149,086
Suffolk Bancorp*	936	18,299
SunTrust Banks, Inc.	6,903	232,217
Susquehanna Bancshares, Inc.	35,100	413,653
SVB Financial Group*	1,521	145,681
SY Bancorp, Inc.	2,223	66,712
Synovus Financial Corp.	79,911	259,711
Taylor Capital Group, Inc.*	2,808	64,584
TCF Financial Corp.	31,590	479,536
Texas Capital Bancshares, Inc.*	3,393	176,606
Tompkins Financial Corp.	2,340	115,409
TowneBank/VA	6,084	88,583
Trico Bancshares	2,106	53,261
Trustmark Corp.	13,104	355,905

	Shares	Value
Commercial Banks – (continued)
U.S. Bancorp/MN	22,230	$830,513
UMB Financial Corp.	2,808	165,447
Umpqua Holdings Corp.	20,241	331,345
Union First Market Bankshares Corp.	3,978	95,949
United Bankshares, Inc./WV	8,541	252,643
United Community Banks, Inc./GA*	3,510	54,721
Univest Corp of Pennsylvania	3,159	63,085
Valley National Bancorp	37,206	362,759
ViewPoint Financial Group, Inc.	3,042	66,346
Virginia Commerce Bancorp, Inc.*	1,170	18,755
Washington Trust Bancorp, Inc.	2,340	76,963
Webster Financial Corp.	17,199	479,680
Wells Fargo & Co.	56,511	2,412,455
WesBanco, Inc.	4,797	141,032
Westamerica Bancorp.	2,223	114,440
Western Alliance Bancorp*	5,967	126,202
Wilshire Bancorp, Inc.	11,583	98,108
Wintrust Financial Corp.	3,393	147,629
Zions Bancorp.	2,340	66,386
		23,834,924
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	9,126	251,056
ACCO Brands Corp.*	22,698	132,783
The ADT Corp.	2,457	106,560
ARC Document Solutions, Inc.*	4,446	27,743
The Brink’s Co.	9,126	286,556
Casella Waste Systems, Inc., Class A*	2,574	15,212
Cintas Corp.	1,638	88,075
Clean Harbors, Inc.*	702	43,349
Consolidated Graphics, Inc.*	1,638	104,980
Copart, Inc.*	1,404	45,251
Courier Corp.	2,223	37,769
Covanta Holding Corp.	10,530	180,800
Deluxe Corp.	9,360	440,762
EnerNOC, Inc.*	2,340	38,914
Ennis, Inc.	4,563	80,993
G&K Services, Inc., Class A	1,404	87,610
Healthcare Services Group, Inc.	5,265	144,208

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Heritage-Crystal Clean, Inc.*	585	$10,337
Herman Miller, Inc.	6,201	188,138
HNI Corp.	2,925	113,636
InnerWorkings, Inc.*	3,042	29,112
Interface, Inc.	4,212	85,293
Intersections, Inc.	1,287	11,030
Iron Mountain, Inc.	2,574	68,314
KAR Auction Services, Inc.	5,031	149,521
Kimball International, Inc., Class B	6,318	73,921
Knoll, Inc.	3,510	57,634
McGrath RentCorp	1,755	62,601
Mine Safety Appliances Co.	2,340	112,694
Mobile Mini, Inc.*	2,808	101,425
Multi-Color Corp.	2,340	81,502
Performant Financial Corp.*	2,106	20,997
Pitney Bowes, Inc.	36,972	788,983
Quad/Graphics, Inc.	4,446	155,254
R.R. Donnelley & Sons Co.	34,398	638,771
Republic Services, Inc.	2,808	93,984
Rollins, Inc.	1,053	29,105
Standard Parking Corp.*	1,170	30,970
Steelcase, Inc., Class A	12,636	207,104
Stericycle, Inc.*	1,170	135,954
Swisher Hygiene, Inc.*	20,592	12,434
Team, Inc.*	1,404	52,355
Tetra Tech, Inc.*	4,563	119,231
Tyco International Ltd.	6,669	243,752
UniFirst Corp.	1,404	144,359
United Stationers, Inc.	7,254	322,368
US Ecology, Inc.	1,287	45,753
Viad Corp.	1,521	40,611
Waste Connections, Inc.	1,638	70,008
Waste Management, Inc.	5,733	249,615
		6,659,387
Communications Equipment – 1.7%
ADTRAN, Inc.	3,861	90,656
Anaren, Inc.*	1,404	35,072
ARRIS Group, Inc.*	8,658	154,632
Aruba Networks, Inc.*	8,658	162,424
Aviat Networks, Inc.*	4,095	8,436
Black Box Corp.	3,042	76,172

	Shares	Value
Communications Equipment – (continued)
Brocade Communications Systems, Inc.*	82,836	$664,345
CalAmp Corp.*	1,755	41,295
Calix, Inc.*	2,925	29,747
Ciena Corp.*	7,839	182,414
Cisco Systems, Inc.	60,957	1,371,532
Comtech Telecommunications Corp.	1,521	45,660
Digi International, Inc.*	1,872	18,870
EchoStar Corp., Class A*	2,223	106,615
Emulex Corp.*	15,912	119,817
Extreme Networks, Inc.*	15,093	80,898
F5 Networks, Inc.*	1,170	95,367
Finisar Corp.*	7,722	177,683
Globecomm Systems, Inc.*	1,638	22,981
Harmonic, Inc.*	15,912	116,317
Harris Corp.	1,404	86,992
Infinera Corp.*	8,892	90,787
InterDigital, Inc.	3,276	126,945
Ixia*	4,329	61,385
JDS Uniphase Corp.*	18,486	241,982
Juniper Networks, Inc.*	6,903	128,672
KVH Industries, Inc.*	585	8,038
Motorola Solutions, Inc.	3,627	226,760
NETGEAR, Inc.*	6,201	178,341
Numerex Corp., Class A*	1,170	13,818
Oplink Communications, Inc.*	1,521	27,758
Palo Alto Networks, Inc.*	585	24,664
Parkervision, Inc.*	7,722	21,158
Plantronics, Inc.	3,159	135,647
Polycom, Inc.*	13,221	137,498
Procera Networks, Inc.*	1,287	18,211
QUALCOMM, Inc.	24,804	1,723,134
Riverbed Technology, Inc.*	12,285	182,064
Ruckus Wireless, Inc.*	3,861	55,985
ShoreTel, Inc.*	10,647	84,644
Sonus Networks, Inc.*	22,698	68,094
Symmetricom, Inc.*	5,967	42,783
Tellabs, Inc.	61,893	151,019
Tessco Technologies, Inc.	819	29,017
Ubiquiti Networks, Inc.	1,053	40,625
ViaSat, Inc.*	3,159	208,873
		7,715,827

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	65

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Computers & Peripherals – 2.0%
3D Systems Corp.*	2,457	$152,924
Apple, Inc.	10,296	5,378,116
Avid Technology, Inc.*	4,914	36,609
Cray, Inc.*	3,042	68,019
Datalink Corp.*	3,276	33,645
Diebold, Inc.	10,764	322,489
Electronics For Imaging, Inc.*	3,393	116,414
EMC Corp.	30,186	726,577
Fusion-io, Inc.*	7,137	76,723
Hewlett-Packard Co.	21,177	516,083
Imation Corp.*	9,711	45,156
Immersion Corp.*	2,106	26,788
Lexmark International, Inc., Class A	11,466	407,616
NCR Corp.*	1,755	64,145
NetApp, Inc.	5,031	195,253
QLogic Corp.*	7,137	88,142
Quantum Corp.*	31,824	39,462
SanDisk Corp.	3,510	243,945
Seagate Technology PLC	3,627	176,562
Silicon Graphics International Corp.*	2,574	32,870
Super Micro Computer, Inc.*	2,691	37,459
Synaptics, Inc.*	2,457	114,251
Western Digital Corp.	2,340	162,934
		9,062,182
Construction & Engineering – 0.5%
AECOM Technology Corp.*	17,901	568,894
Aegion Corp.*	6,669	136,714
Ameresco, Inc., Class A*	1,404	14,686
Argan, Inc.	1,755	39,049
Comfort Systems USA, Inc.	2,808	52,313
Dycom Industries, Inc.*	2,457	72,850
EMCOR Group, Inc.	5,499	203,793
Fluor Corp.	2,457	182,359
Furmanite Corp.*	2,691	30,274
Granite Construction, Inc.	2,574	83,269
Great Lakes Dredge & Dock Corp.	3,276	26,601
Jacobs Engineering Group, Inc.*	1,755	106,739
KBR, Inc.	1,521	52,535

	Shares	Value
Construction & Engineering – (continued)
Layne Christensen Co.*	1,404	$27,153
MasTec, Inc.*	5,031	160,841
MYR Group, Inc.*	1,521	40,230
Northwest Pipe Co.*	1,170	42,155
Orion Marine Group, Inc.*	2,925	36,563
Pike Electric Corp.	1,638	17,707
Primoris Services Corp.	3,510	91,400
Quanta Services, Inc.*	2,925	88,364
Sterling Construction Co., Inc.*	2,106	20,218
Tutor Perini Corp.*	6,318	144,998
URS Corp.	819	44,406
		2,284,111
Construction Materials – 0.1%
Eagle Materials, Inc.	1,872	140,419
Headwaters, Inc.*	5,616	49,028
Martin Marietta Materials, Inc.	585	57,382
Texas Industries, Inc.*	1,404	75,395
Vulcan Materials Co.	1,638	87,715
		409,939
Consumer Finance – 0.8%
American Express Co.	12,987	1,062,337
Capital One Financial Corp.	6,552	449,926
Cash America International, Inc.	5,031	198,473
Credit Acceptance Corp.*	1,755	207,616
DFC Global Corp.*	4,914	59,459
Discover Financial Services	5,967	309,568
Encore Capital Group, Inc.*	3,978	194,325
Ezcorp, Inc., Class A*	10,179	160,116
First Cash Financial Services, Inc.*	2,106	127,392
Green Dot Corp., Class A*	3,510	75,325
Nelnet, Inc., Class A	3,276	139,656
Portfolio Recovery Associates, Inc.*	5,265	313,004
Regional Management Corp.*	351	11,235
SLM Corp.	5,616	142,478
World Acceptance Corp.*	2,223	231,459
		3,682,369
Containers & Packaging – 0.3%
AEP Industries, Inc.*	351	20,856
Aptargroup, Inc.	819	52,547

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Avery Dennison Corp.	1,287	$60,643
Ball Corp.	1,521	74,362
Bemis Co., Inc.	819	32,678
Berry Plastics Group, Inc.*	6,318	126,865
Crown Holdings, Inc.*	1,638	71,417
Graphic Packaging Holding Co.*	17,667	148,403
Greif, Inc., Class A	5,850	312,917
MeadWestvaco Corp.	1,872	65,239
Myers Industries, Inc.	6,084	108,417
Owens-Illinois, Inc.*	1,755	55,791
Packaging Corp of America	1,170	72,868
Rock Tenn Co., Class A	819	87,641
Sealed Air Corp.	1,872	56,497
Silgan Holdings, Inc.	468	21,093
Sonoco Products Co.	1,170	47,549
		1,415,783
Distributors – 0.2%
Core-Mark Holding Co., Inc.	1,989	140,682
Genuine Parts Co.	2,106	166,016
LKQ Corp.*	4,212	139,122
Pool Corp.	3,510	190,874
VOXX International Corp.*	4,212	65,328
		702,022
Diversified Consumer Services – 0.8%
American Public Education, Inc.*	1,287	51,519
Apollo Group, Inc., Class A*	17,784	474,655
Ascent Capital Group, Inc., Class A*	1,287	108,648
Bridgepoint Education, Inc.*	3,159	61,916
Bright Horizons Family Solutions, Inc.*	1,287	47,941
Capella Education Co.*	1,638	99,787
Career Education Corp.*	10,881	59,628
Carriage Services, Inc.	1,989	39,959
Corinthian Colleges, Inc.*	14,508	31,047
DeVry, Inc.	10,413	373,827
Education Management Corp.*	5,382	82,345
Grand Canyon Education, Inc.*	3,861	182,509
H&R Block, Inc.	2,691	76,532
Hillenbrand, Inc.	10,062	283,950

	Shares	Value
Diversified Consumer Services – (continued)
ITT Educational Services, Inc.*	3,276	$131,433
K12, Inc.*	2,574	47,053
LifeLock, Inc.*	4,329	69,654
Matthews International Corp., Class A	3,510	142,506
Outerwall, Inc.*	5,382	349,722
Regis Corp.	819	11,875
Service Corp. International	7,254	130,645
Sotheby’s	5,148	267,181
Steiner Leisure Ltd.*	2,106	117,978
Stewart Enterprises, Inc., Class A	8,775	115,918
Strayer Education, Inc.	1,989	78,625
Universal Technical Institute, Inc.	468	6,220
Weight Watchers International, Inc.	5,148	165,302
		3,608,375
Diversified Financial Services – 1.9%
Bank of America Corp.	151,866	2,120,049
CBOE Holdings, Inc.	3,978	192,933
Citigroup, Inc.	34,866	1,700,764
CME Group, Inc.	4,563	338,620
ING US, Inc.	468	14,517
Interactive Brokers Group, Inc., Class A	8,307	171,373
IntercontinentalExchange, Inc.*	1,053	202,945
JPMorgan Chase & Co.	43,524	2,243,227
Leucadia National Corp.	3,159	89,532
MarketAxess Holdings, Inc.	3,276	213,694
Marlin Business Services Corp.	585	16,128
McGraw Hill Financial, Inc.	3,744	260,882
Moody’s Corp.	2,925	206,681
MSCI, Inc.*	1,638	66,781
The NASDAQ OMX Group, Inc.	1,170	41,453
NewStar Financial, Inc.*	2,340	40,739
NYSE Euronext	2,925	128,759
PHH Corp.*	10,062	241,991
PICO Holdings, Inc.*	1,638	38,460
		8,329,528
Diversified Telecommunication Services – 1.3%
8x8, Inc.*	4,680	53,633
AT&T, Inc.	61,074	2,210,879
Atlantic Tele-Network, Inc.	1,872	103,746

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	67

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Cbeyond, Inc.*	6,084	$39,181
CenturyLink, Inc.	4,212	142,618
Cincinnati Bell, Inc.*	16,263	46,512
Cogent Communications Group, Inc.	3,393	119,196
Consolidated Communications Holdings, Inc.	2,574	47,954
Fairpoint Communications, Inc.*	4,446	41,526
Frontier Communications Corp.	15,093	66,560
General Communication, Inc., Class A*	2,925	27,817
Hawaiian Telcom Holdco, Inc.*	819	21,769
IDT Corp., Class B	2,925	64,028
inContact, Inc.*	4,095	31,081
Intelsat S.A.*	3,744	76,340
Iridium Communications, Inc.*	10,179	61,379
Level 3 Communications, Inc.*	2,223	67,913
Lumos Networks Corp.	2,691	59,229
ORBCOMM, Inc.*	2,574	15,521
Premiere Global Services, Inc.*	3,042	27,408
PTGi Holding, Inc.	585	2,059
Towerstream Corp.*	4,563	10,951
tw telecom inc*	2,106	66,381
Verizon Communications, Inc.	40,248	2,032,927
Vonage Holdings Corp.*	31,824	118,704
Windstream Holdings, Inc.	6,201	53,019
		5,608,331
Electric Utilities – 1.5%
ALLETE, Inc.	3,744	189,184
American Electric Power Co., Inc.	5,850	274,014
Cleco Corp.	4,329	200,606
Duke Energy Corp.	10,179	730,140
Edison International	4,095	200,778
El Paso Electric Co.	7,371	259,238
The Empire District Electric Co.	4,212	94,728
Entergy Corp.	2,223	143,873
Exelon Corp.	9,945	283,830
FirstEnergy Corp.	4,680	177,232
Great Plains Energy, Inc.	1,521	35,652
Hawaiian Electric Industries, Inc.	7,722	205,174
IDACORP, Inc.	8,775	452,790

	Shares	Value
Electric Utilities – (continued)
ITC Holdings Corp.	585	$58,845
MGE Energy, Inc.	1,638	92,236
NextEra Energy, Inc.	5,733	485,872
Northeast Utilities	3,861	165,598
NV Energy, Inc.	2,574	61,107
OGE Energy Corp.	2,808	103,615
Otter Tail Corp.	2,574	76,782
Pepco Holdings, Inc.	2,457	47,371
Pinnacle West Capital Corp.	1,170	65,555
PNM Resources, Inc.	13,221	316,246
Portland General Electric Co.	14,157	406,306
PPL Corp.	7,488	229,357
The Southern Co.	12,987	531,298
UIL Holdings Corp.	4,797	184,780
Unitil Corp.	1,053	31,822
UNS Energy Corp.	4,095	202,621
Westar Energy, Inc.	1,287	40,682
Xcel Energy, Inc.	7,605	219,480
		6,566,812
Electrical Equipment – 0.9%
Acuity Brands, Inc.	1,872	188,155
American Superconductor Corp.*	6,318	13,773
AMETEK, Inc.	3,276	156,691
AZZ, Inc.	1,872	84,053
The Babcock & Wilcox Co.	1,638	52,760
Brady Corp., Class A	3,510	102,457
Capstone Turbine Corp.*	18,837	23,923
Coleman Cable, Inc.	1,287	31,660
Eaton Corp. PLC	5,382	379,754
Emerson Electric Co.	10,530	705,194
Encore Wire Corp.	1,404	69,540
EnerSys, Inc.	8,541	566,695
Enphase Energy, Inc.*	1,755	13,250
Franklin Electric Co., Inc.	2,808	106,283
FuelCell Energy, Inc.*	8,307	11,131
Generac Holdings, Inc.	5,031	248,280
General Cable Corp.	8,190	269,697
Global Power Equipment Group, Inc.	585	11,911
GrafTech International Ltd.*	9,477	84,345
Hubbell, Inc., Class B	702	75,493
II-VI, Inc.*	4,446	75,849

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Polypore International, Inc.*	4,095	$185,094
Powell Industries, Inc.*	702	44,107
PowerSecure International, Inc.*	702	12,692
Preformed Line Products Co.	468	39,321
Regal-Beloit Corp.	351	25,739
Rockwell Automation, Inc.	1,989	219,606
Roper Industries, Inc.	1,404	178,041
Sensata Technologies Holding N.V.*	1,755	66,041
SolarCity Corp.*	2,457	130,909
Thermon Group Holdings, Inc.*	2,457	57,764
Vicor Corp.*	1,404	12,369
		4,242,577
Electronic Equipment, Instruments & Components – 1.6%
Aeroflex Holding Corp.*	1,404	10,881
Amphenol Corp., Class A	2,223	178,485
Anixter International, Inc.*	4,680	400,093
Arrow Electronics, Inc.*	1,287	61,802
Audience, Inc.*	936	10,689
Avnet, Inc.	2,340	92,898
AVX Corp.	8,541	113,168
Badger Meter, Inc.	1,053	54,766
Belden, Inc.	3,510	236,083
Benchmark Electronics, Inc.*	10,530	239,347
Checkpoint Systems, Inc.*	3,393	57,749
Cognex Corp.	6,084	190,125
Coherent, Inc.	1,872	123,908
Corning, Inc.	16,380	279,934
CTS Corp.	6,084	113,284
Daktronics, Inc.	2,808	33,584
Dolby Laboratories, Inc., Class A	468	16,726
DTS, Inc.*	1,404	28,080
Electro Rent Corp.	3,393	61,549
Electro Scientific Industries, Inc.	2,691	32,238
Fabrinet*	2,925	48,964
FARO Technologies, Inc.*	1,170	55,575
FEI Co.	3,159	281,404
Flextronics International Ltd.*	6,552	51,695
FLIR Systems, Inc.	2,925	83,304
Ingram Micro, Inc., Class A*	28,314	656,035
Insight Enterprises, Inc.*	7,722	162,702

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
InvenSense, Inc.*	9,594	$162,043
IPG Photonics Corp.	351	23,261
Itron, Inc.*	7,137	304,536
Jabil Circuit, Inc.	2,106	43,931
Kemet Corp.*	9,243	52,408
Littelfuse, Inc.	1,521	129,331
Maxwell Technologies, Inc.*	2,340	17,550
Measurement Specialties, Inc.*	1,053	58,684
Mercury Systems, Inc.*	2,691	24,811
Mesa Laboratories, Inc.	117	8,147
Methode Electronics, Inc.	2,691	68,836
Molex, Inc.	1,521	58,711
MTS Systems Corp.	1,170	76,424
Multi-Fineline Electronix, Inc.*	468	6,276
National Instruments Corp.	1,287	37,387
Neonode, Inc.*	1,755	9,495
Newport Corp.*	2,925	46,420
OSI Systems, Inc.*	1,521	110,790
Park Electrochemical Corp.	1,287	36,100
PC Connection, Inc.	2,808	56,132
Plexus Corp.*	5,850	223,938
RealD, Inc.*	4,446	30,766
Rofin-Sinar Technologies, Inc.*	1,989	52,211
Rogers Corp.*	1,170	71,323
Sanmina Corp.*	14,742	214,643
ScanSource, Inc.*	5,382	206,992
SYNNEX Corp.*	4,797	294,056
Tech Data Corp.*	7,020	365,461
Trimble Navigation Ltd.*	3,978	113,651
TTM Technologies, Inc.*	10,413	91,114
Uni-Pixel, Inc.*	819	13,473
Universal Display Corp.*	3,393	108,237
Vishay Intertechnology, Inc.*	12,636	155,044
Vishay Precision Group, Inc.*	936	15,350
Zygo Corp.*	3,627	56,001
		7,018,601
Energy Equipment & Services – 2.1%
Atwood Oceanics, Inc.*	585	31,081
Baker Hughes, Inc.	6,318	367,013
Basic Energy Services, Inc.*	3,978	58,357
Bristow Group, Inc.	2,574	207,130
C&J Energy Services, Inc.*	8,658	199,480

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	69

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Cal Dive International, Inc.*	8,658	$17,056
Cameron International Corp.*	3,159	173,303
CARBO Ceramics, Inc.	1,521	190,642
Core Laboratories N.V.	702	131,428
Dawson Geophysical Co.*	1,287	37,632
Diamond Offshore Drilling, Inc.	468	28,983
Dresser-Rand Group, Inc.*	1,170	71,101
Dril-Quip, Inc.*	468	54,953
Era Group, Inc.*	1,170	36,972
Exterran Holdings, Inc.*	5,499	156,996
FMC Technologies, Inc.*	3,510	177,430
Forum Energy Technologies, Inc.*	3,393	99,279
Geospace Technologies Corp.*	936	91,185
Gulf Island Fabrication, Inc.	1,170	29,507
Gulfmark Offshore, Inc., Class A	1,989	99,012
Halliburton Co.	12,051	639,065
Helix Energy Solutions Group, Inc.*	9,828	232,530
Helmerich & Payne, Inc.	1,287	99,807
Hercules Offshore, Inc.*	11,232	76,378
Hornbeck Offshore Services, Inc.*	2,340	129,332
ION Geophysical Corp.*	23,166	107,490
Key Energy Services, Inc.*	21,294	166,519
Matrix Service Co.*	3,042	63,243
McDermott International, Inc.*	43,407	306,887
Mitcham Industries, Inc.*	2,691	44,778
Nabors Industries Ltd.	2,808	49,084
National Oilwell Varco, Inc.	6,201	503,397
Natural Gas Services Group, Inc.*	936	26,199
Newpark Resources, Inc.*	15,210	193,928
Noble Corp.	2,691	101,451
Nuverra Environmental Solutions, Inc.*	14,391	35,114
Oceaneering International, Inc.	1,404	120,576
Oil States International, Inc.*	702	76,258
Pacific Drilling S.A.*	6,903	78,487
Parker Drilling Co.*	21,528	155,002
Patterson-UTI Energy, Inc.	25,857	627,291
PHI, Inc.*	2,340	93,179
Pioneer Energy Services Corp.*	4,914	41,278
RigNet, Inc.*	585	21,563

	Shares	Value
Energy Equipment & Services – (continued)
Rowan Cos., PLC, Class A*	1,638	$59,099
RPC, Inc.	11,115	203,849
Schlumberger Ltd.	19,188	1,798,299
SEACOR Holdings, Inc.	1,287	125,869
Seadrill Partners LLC	585	19,305
Superior Energy Services, Inc.*	2,106	56,504
Tesco Corp.*	5,382	92,463
TETRA Technologies, Inc.*	14,274	185,134
TGC Industries, Inc.	2,457	18,108
Tidewater, Inc.	4,797	288,875
Unit Corp.*	7,722	396,988
Willbros Group, Inc.*	4,914	47,961
		9,539,830
Food & Staples Retailing – 1.7%
The Andersons, Inc.	3,276	243,014
Casey’s General Stores, Inc.	2,925	213,174
The Chefs’ Warehouse, Inc*	936	22,427
Costco Wholesale Corp.	6,201	731,718
CVS Caremark Corp.	17,784	1,107,232
Fairway Group Holdings Corp.*	702	17,150
The Fresh Market, Inc.*	3,159	160,825
Harris Teeter Supermarkets, Inc.	4,329	213,506
Ingles Markets, Inc., Class A	2,340	60,395
The Kroger Co.	5,499	235,577
Nash Finch Co.	2,340	65,660
Natural Grocers by Vitamin Cottage, Inc.*	585	23,342
The Pantry, Inc.*	1,755	23,500
PriceSmart, Inc.	1,287	146,448
Rite Aid Corp.*	68,094	362,941
Roundy’s, Inc.	4,329	40,260
Safeway, Inc.	2,808	97,999
Spartan Stores, Inc.	4,095	96,355
SUPERVALU, Inc.*	34,515	242,641
Susser Holdings Corp.*	1,287	70,579
Sysco Corp.	8,307	268,648
United Natural Foods, Inc.*	3,861	275,868
Village Super Market, Inc., Class A	1,053	38,603
Walgreen Co.	10,062	596,073
Wal-Mart Stores, Inc.	22,932	1,760,031
Weis Markets, Inc.	1,872	95,790

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Whole Foods Market, Inc.	5,265	$332,379
		7,542,135
Food Products – 1.5%
Amira Nature Foods Ltd.*	1,638	23,325
Annie’s, Inc.*	1,170	55,283
Archer-Daniels-Midland Co.	7,488	306,259
B&G Foods, Inc.	4,095	138,616
Boulder Brands, Inc.*	4,329	70,952
Bunge Ltd.	1,638	134,529
Calavo Growers, Inc.	1,170	34,737
Cal-Maine Foods, Inc.	2,808	142,450
Campbell Soup Co.	2,106	89,652
Chiquita Brands International, Inc.*	8,073	83,556
ConAgra Foods, Inc.	6,318	200,976
Darling International, Inc.*	12,051	280,427
Dean Foods Co.*	2,457	47,912
Diamond Foods, Inc.*	2,340	57,119
Dole Food Co., Inc.*	85	1,152
Flowers Foods, Inc.	1,872	47,437
Fresh Del Monte Produce, Inc.	7,020	186,662
General Mills, Inc.	8,775	442,436
Green Mountain Coffee Roasters, Inc.*	1,755	110,232
The Hain Celestial Group, Inc.*	3,744	311,613
The Hershey Co.	2,106	208,999
Hillshire Brands Co.	1,521	49,934
Hormel Foods Corp.	1,989	86,442
Ingredion, Inc.	819	53,857
J&J Snack Foods Corp.	1,053	90,105
The JM Smucker Co.	1,638	182,162
John B Sanfilippo & Son, Inc.	819	20,131
Kellogg Co.	3,627	229,408
Kraft Foods Group, Inc.	8,424	458,097
Lancaster Colony Corp.	1,521	126,228
Limoneira Co.	468	12,327
McCormick & Co., Inc.	1,989	137,539
Mead Johnson Nutrition Co.	2,808	229,301
Mondelez International, Inc., Class A	25,272	850,150
Omega Protein Corp.*	3,393	31,758

	Shares	Value
Food Products – (continued)
Pilgrim’s Pride Corp.*	10,998	$155,842
Pinnacle Foods, Inc.	2,223	60,221
Post Holdings, Inc.*	2,457	105,528
Sanderson Farms, Inc.	1,989	125,725
Seneca Foods Corp., Class A*	936	27,444
Snyders-Lance, Inc.	3,978	119,300
Tootsie Roll Industries, Inc.	1,755	56,160
TreeHouse Foods, Inc.*	2,808	205,714
Tyson Foods, Inc., Class A	3,393	93,884
WhiteWave Foods Co., Class A*	13,806	276,258
		6,757,839
Gas Utilities – 0.4%
AGL Resources, Inc.	1,521	72,795
Atmos Energy Corp.	936	41,437
Chesapeake Utilities Corp.	1,521	82,758
The Laclede Group, Inc.	5,265	247,824
National Fuel Gas Co.	1,053	75,342
New Jersey Resources Corp.	2,925	134,638
Northwest Natural Gas Co.	2,457	106,707
ONEOK, Inc.	2,808	158,652
Piedmont Natural Gas Co., Inc.	5,616	191,730
Questar Corp.	1,521	35,987
South Jersey Industries, Inc.	2,223	132,380
Southwest Gas Corp.	4,212	228,543
UGI Corp.	1,170	48,403
WGL Holdings, Inc.	4,446	200,114
		1,757,310
Health Care Equipment & Supplies – 2.3%
Abaxis, Inc.	1,638	58,526
Abbott Laboratories	21,762	795,401
ABIOMED, Inc.*	2,457	58,919
Accuray, Inc.*	4,563	30,800
Alere, Inc.*	13,806	465,676
Align Technology, Inc.*	5,382	307,097
Analogic Corp.	936	86,327
AngioDynamics, Inc.*	2,457	38,624
Anika Therapeutics, Inc.*	819	24,464
Antares Pharma, Inc.*	10,530	42,120
ArthroCare Corp.*	1,989	74,468
AtriCure, Inc.*	936	12,964
Baxter International, Inc.	7,605	500,941

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	71

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Becton Dickinson and Co.	2,925	$307,505
Biolase, Inc.*	3,174	5,935
Boston Scientific Corp.*	21,528	251,662
C.R. Bard, Inc.	1,053	143,440
Cantel Medical Corp.	2,106	73,921
Cardiovascular Systems, Inc.*	1,287	39,060
CareFusion Corp.*	2,925	113,402
Cerus Corp.*	4,563	28,793
CONMED Corp.	5,148	186,718
The Cooper Cos., Inc.	702	90,705
Covidien PLC	6,786	435,050
CryoLife, Inc.	2,340	21,037
Cutera, Inc.*	819	8,231
Cyberonics, Inc.*	1,755	101,369
DENTSPLY International, Inc.	1,989	93,682
Derma Sciences, Inc.*	819	9,476
DexCom, Inc.*	5,382	154,625
Edwards Lifesciences Corp.*	1,755	114,408
Endologix, Inc.*	4,914	88,796
Exactech, Inc.*	819	18,591
GenMark Diagnostics, Inc.*	2,808	33,977
Globus Medical, Inc., Class A*	4,446	85,363
Greatbatch, Inc.*	4,095	156,101
Haemonetics Corp.*	3,978	161,348
HeartWare International, Inc.*	1,287	93,385
Hill-Rom Holdings, Inc.	6,084	251,208
Hologic, Inc.*	3,744	83,828
ICU Medical, Inc.*	936	57,845
IDEXX Laboratories, Inc.*	819	88,337
Insulet Corp.*	4,095	159,787
Integra LifeSciences Holdings Corp.*	3,861	176,757
Intuitive Surgical, Inc.*	585	217,327
Invacare Corp.	2,457	52,752
MAKO Surgical Corp.*	3,510	104,633
Masimo Corp.	3,978	101,916
Medtronic, Inc.	14,157	812,612
Meridian Bioscience, Inc.	2,925	72,306
Merit Medical Systems, Inc.*	3,042	48,642
Natus Medical, Inc.*	2,106	41,551
Navidea Biopharmaceuticals, Inc.*	10,413	20,826

	Shares	Value
Health Care Equipment & Supplies – (continued)
Neogen Corp.*	2,632	$121,651
NuVasive, Inc.*	3,159	100,393
NxStage Medical, Inc.*	4,446	58,998
OraSure Technologies, Inc.*	3,744	24,411
Orthofix International N.V.*	1,404	28,768
PhotoMedex, Inc.*	1,638	20,704
Quidel Corp.*	2,106	52,018
ResMed, Inc.	2,223	115,018
Rochester Medical Corp.*	819	16,364
RTI Surgical, Inc.*	4,914	13,710
Sirona Dental Systems, Inc.*	819	59,173
Solta Medical, Inc.*	3,744	6,926
Spectranetics Corp.*	3,159	65,991
St. Jude Medical, Inc.	3,861	221,583
Staar Surgical Co.*	2,223	29,433
STERIS Corp.	4,329	195,627
Stryker Corp.	4,212	311,098
SurModics, Inc.*	1,170	27,589
Symmetry Medical, Inc.*	2,457	19,902
TearLab Corp.*	1,872	19,525
Teleflex, Inc.	1,989	183,346
Thoratec Corp.*	4,329	186,970
Tornier N.V.*	2,808	60,400
Unilife Corp.*	6,669	20,207
Varian Medical Systems, Inc.*	1,638	118,886
Vascular Solutions, Inc.*	1,638	32,138
Volcano Corp.*	4,563	87,473
West Pharmaceutical Services, Inc.	4,914	237,592
Wright Medical Group, Inc.*	3,627	98,546
Zimmer Holdings, Inc.	2,457	214,914
		10,352,588
Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.*	2,340	101,462
Accretive Health, Inc.*	4,095	33,825
Aetna, Inc.	4,680	293,436
Air Methods Corp.	2,808	122,766
Almost Family, Inc.	1,638	31,499
Amedisys, Inc.*	6,084	99,048
AmerisourceBergen Corp.	2,808	183,447
AMN Healthcare Services, Inc.*	2,925	36,270
Amsurg Corp.*	3,276	140,508
Bio-Reference Labs, Inc.*	1,755	56,880

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
BioScrip, Inc.*	3,978	$27,886
Brookdale Senior Living, Inc.*	2,808	76,041
Capital Senior Living Corp.*	1,521	33,736
Cardinal Health, Inc.	4,914	288,255
Centene Corp.*	4,095	229,975
Chemed Corp.	1,521	103,154
Cigna Corp.	3,510	270,200
Community Health Systems, Inc.	2,106	91,885
Corvel Corp.*	702	29,203
Cross Country Healthcare, Inc.*	2,223	13,205
DaVita HealthCare Partners, Inc.*	2,340	131,531
Emeritus Corp.*	3,042	58,285
The Ensign Group, Inc.	3,276	139,492
ExamWorks Group, Inc.*	3,861	99,807
Express Scripts Holding Co.*	9,945	621,761
Five Star Quality Care, Inc.*	6,786	34,405
Gentiva Health Services, Inc.*	5,499	62,964
Hanger, Inc.*	2,691	98,760
HCA Holdings, Inc.	2,574	121,338
Health Management Associates, Inc., Class A*	48,321	619,475
Health Net, Inc.*	5,967	181,397
HealthSouth Corp.	7,371	258,796
Healthways, Inc.*	3,978	38,308
Henry Schein, Inc.*	1,287	144,697
Humana, Inc.	1,755	161,723
IPC The Hospitalist Co., Inc.*	1,404	76,925
Kindred Healthcare, Inc.	9,477	131,541
Laboratory Corp of America Holdings*	1,170	118,053
Landauer, Inc.	702	33,977
LHC Group, Inc.*	2,574	53,024
LifePoint Hospitals, Inc.*	8,892	459,183
Magellan Health Services, Inc.*	5,148	302,188
McKesson Corp.	3,510	548,753
MEDNAX, Inc.*	702	76,532
Molina Healthcare, Inc.*	3,159	99,951
MWI Veterinary Supply, Inc.*	936	148,487
National Healthcare Corp.	1,521	73,586
National Research Corp., Class B*	585	16,374
Omnicare, Inc.	1,287	70,978

	Shares	Value
Health Care Providers & Services – (continued)
Owens & Minor, Inc.	11,349	$424,680
Patterson Cos., Inc.	1,404	59,684
PharMerica Corp.*	5,265	77,711
The Providence Service Corp.*	1,989	59,451
Quest Diagnostics, Inc.	1,872	112,152
Select Medical Holdings Corp.	12,519	106,161
Skilled Healthcare Group, Inc., Class A*	3,744	15,949
Team Health Holdings, Inc.*	5,148	223,629
Tenet Healthcare Corp.*	2,340	110,425
Triple-S Management Corp., Class B*	2,808	50,010
U.S. Physical Therapy, Inc.	819	26,142
UnitedHealth Group, Inc.	12,051	822,601
Universal American Corp.	6,669	49,484
Universal Health Services, Inc., Class B	936	75,404
VCA Antech, Inc.*	6,669	189,733
WellCare Health Plans, Inc.*	8,190	546,109
WellPoint, Inc.	3,510	297,648
		10,491,945
Health Care Technology – 0.3%
Allscripts Healthcare Solutions, Inc.*	12,402	171,520
athenahealth, Inc.*	1,053	140,586
Cerner Corp.*	3,978	222,887
Computer Programs & Systems, Inc.	819	46,716
Greenway Medical Technologies*	936	19,048
HealthStream, Inc.*	1,521	54,330
HMS Holdings Corp.*	7,371	155,749
MedAssets, Inc.*	4,329	99,697
Medidata Solutions, Inc.*	1,872	206,500
Merge Healthcare, Inc.*	4,329	10,996
Omnicell, Inc.*	2,457	56,683
Quality Systems, Inc.	3,393	77,428
Vocera Communications, Inc.*	1,638	27,567
		1,289,707
Hotels, Restaurants & Leisure – 2.2%
AFC Enterprises, Inc.*	1,755	78,238
Bally Technologies, Inc.*	3,276	239,607

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	73

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Biglari Holdings, Inc.*	139	$60,607
BJ’s Restaurants, Inc.*	2,223	60,154
Bloomin’ Brands, Inc.*	3,276	81,998
Bob Evans Farms, Inc.	4,446	253,822
Boyd Gaming Corp.*	7,839	82,780
Bravo Brio Restaurant Group, Inc.*	585	8,734
Brinker International, Inc.	5,616	249,463
Buffalo Wild Wings, Inc.*	1,404	200,182
Caesars Entertainment Corp.*	3,159	55,030
Carnival Corp.	6,084	210,811
CEC Entertainment, Inc.	2,925	135,574
The Cheesecake Factory, Inc.	3,978	187,960
Chipotle Mexican Grill, Inc.*	468	246,622
Choice Hotels International, Inc.	2,223	103,570
Churchill Downs, Inc.	936	80,412
Chuy’s Holdings, Inc.*	1,287	48,391
Cracker Barrel Old Country Store, Inc.	4,329	475,627
Darden Restaurants, Inc.	1,287	66,319
Del Frisco’s Restaurant Group, Inc.*	1,053	19,059
Denny’s Corp.*	12,987	82,467
DineEquity, Inc.	1,053	86,420
Domino’s Pizza, Inc.	4,212	282,457
Dunkin’ Brands Group, Inc.	2,106	100,414
Einstein Noah Restaurant Group, Inc.	936	16,698
Fiesta Restaurant Group, Inc.*	1,404	59,516
Hyatt Hotels Corp., Class A*	585	27,846
Ignite Restaurant Group, Inc.*	936	15,032
International Game Technology	3,978	74,786
International Speedway Corp., Class A	1,989	65,060
Interval Leisure Group, Inc.	2,925	70,990
Isle of Capri Casinos, Inc.*	1,755	14,233
Jack in the Box, Inc.*	2,925	118,989
Jamba, Inc.*	1,053	12,025
Krispy Kreme Doughnuts, Inc.*	4,797	116,375
Las Vegas Sands Corp.	5,382	377,924
Life Time Fitness, Inc.*	2,925	132,853
The Marcus Corp.	2,808	40,323

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Marriott International, Inc., Class A	3,393	$152,956
Marriott Vacations Worldwide Corp.*	2,340	117,187
McDonald’s Corp.	14,040	1,355,141
MGM Resorts International*	4,095	77,969
Morgans Hotel Group Co.*	2,223	15,917
Multimedia Games Holding Co., Inc.*	2,106	68,466
Norwegian Cruise Line Holdings Ltd.*	468	14,985
Orient-Express Hotels Ltd., Class A*	6,786	90,322
Panera Bread Co., Class A*	351	55,430
Papa John’s International, Inc.	1,404	106,241
Penn National Gaming, Inc.*	936	54,765
Pinnacle Entertainment, Inc.*	4,563	106,774
Red Robin Gourmet Burgers, Inc.*	1,053	80,218
Royal Caribbean Cruises Ltd.	1,521	63,943
Ruby Tuesday, Inc.*	5,031	29,834
Ruth’s Hospitality Group, Inc.	2,574	31,377
Scientific Games Corp., Class A*	4,446	81,273
SeaWorld Entertainment, Inc.	351	10,541
SHFL Entertainment, Inc.*	4,212	97,634
Six Flags Entertainment Corp.	2,457	92,408
Sonic Corp.*	4,446	85,808
Starbucks Corp.	10,530	853,457
Starwood Hotels & Resorts Worldwide, Inc.	2,808	206,725
Texas Roadhouse, Inc.	4,563	125,117
Town Sports International Holdings, Inc.	3,978	51,396
Vail Resorts, Inc.	2,691	189,581
The Wendy’s Co.	22,815	198,262
Wyndham Worldwide Corp.	1,755	116,532
Wynn Resorts Ltd.	1,053	175,061
Yum! Brands, Inc.	6,318	427,223
		9,771,911
Household Durables – 0.6%
Bassett Furniture Industries, Inc.	936	13,104
Beazer Homes USA, Inc.*	1,872	34,014
Blyth, Inc.	819	11,310
Cavco Industries, Inc.*	468	27,411
CSS Industries, Inc.	1,638	42,408

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
DR Horton, Inc.	3,978	$75,383
Ethan Allen Interiors, Inc.	1,989	52,987
Garmin Ltd.	1,287	60,167
Harman International Industries, Inc.	819	66,355
Helen of Troy Ltd.*	5,850	273,312
Hovnanian Enterprises, Inc., Class A*	8,424	42,626
iRobot Corp.*	2,106	71,330
Jarden Corp.*	1,170	64,771
KB Home	5,850	99,275
La-Z-Boy, Inc.	3,861	89,112
Leggett & Platt, Inc.	1,521	45,235
Lennar Corp., Class A	2,223	79,028
Libbey, Inc.*	3,510	74,939
M/I Homes, Inc.*	1,404	28,740
MDC Holdings, Inc.	2,457	71,720
Meritage Homes Corp.*	2,457	111,523
Mohawk Industries, Inc.*	819	108,452
NACCO Industries, Inc., Class A	936	53,324
Newell Rubbermaid, Inc.	3,159	93,601
NVR, Inc.*	117	107,327
PulteGroup, Inc.	4,563	80,537
The Ryland Group, Inc.	3,276	131,695
Standard Pacific Corp.*	12,870	102,059
Tempur Sealy International, Inc.*	4,563	174,991
Toll Brothers, Inc.*	2,106	69,245
Tupperware Brands Corp.	819	73,423
Universal Electronics, Inc.*	2,808	109,259
Whirlpool Corp.	819	119,582
Zagg, Inc.*	3,510	16,637
		2,674,882
Household Products – 1.2%
Central Garden and Pet Co., Class A*	8,658	63,723
Church & Dwight Co., Inc.	1,989	129,583
The Clorox Co.	1,638	147,731
Colgate-Palmolive Co.	12,519	810,355
Energizer Holdings, Inc.	585	57,394
Harbinger Group, Inc.*	5,850	63,707
Kimberly-Clark Corp.	5,265	568,620

	Shares	Value
Household Products – (continued)
The Procter & Gamble Co.	39,195	$3,164,996
Spectrum Brands Holdings, Inc.	2,340	154,253
WD-40 Co.	1,053	76,332
		5,236,694
Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	6,669	93,966
Calpine Corp.*	5,148	103,835
Dynegy, Inc.*	5,850	113,666
Genie Energy Ltd., Class B*	2,457	25,381
NRG Energy, Inc.	4,680	133,520
Ormat Technologies, Inc.	1,287	33,552
		503,920
Industrial Conglomerates – 1.1%
3M Co.	8,892	1,119,058
Carlisle Cos., Inc.	936	68,028
Danaher Corp.	8,541	615,721
General Electric Co.	119,457	3,122,606
Raven Industries, Inc.	2,808	93,675
		5,019,088
Insurance – 4.4%
ACE Ltd.	3,978	379,660
Aflac, Inc.	5,148	334,517
Alleghany Corp.*	234	94,868
Allied World Assurance Co. Holdings AG	468	50,680
The Allstate Corp.	5,499	291,777
American Equity Investment Life Holding Co.	10,647	221,883
American Financial Group, Inc.	936	52,659
American International Group, Inc.	21,294	1,099,835
American National Insurance Co.	1,287	130,077
AMERISAFE, Inc.	1,521	58,559
Amtrust Financial Services, Inc.	5,010	192,184
Aon PLC	4,680	370,141
Arch Capital Group Ltd.*	1,872	108,501
Argo Group International Holdings Ltd.	4,914	206,290
Arthur J Gallagher & Co.	1,521	72,171
Aspen Insurance Holdings Ltd.	12,285	479,238
Assurant, Inc.	1,053	61,579

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	75

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Assured Guaranty Ltd.	6,318	$129,519
Axis Capital Holdings Ltd.	1,170	55,481
Baldwin & Lyons, Inc., Class B	1,287	35,174
Berkshire Hathaway, Inc., Class B*	25,623	2,948,695
Brown & Brown, Inc.	1,638	52,301
The Chubb Corp.	3,510	323,201
Cincinnati Financial Corp.	1,755	87,750
Citizens, Inc.*	2,925	24,570
CNA Financial Corp.	234	9,498
CNO Financial Group, Inc.	40,716	634,355
eHealth, Inc.*	1,521	64,825
Employers Holdings, Inc.	2,691	80,918
Endurance Specialty Holdings Ltd.	8,073	446,356
Enstar Group Ltd.*	1,521	206,750
Erie Indemnity Co., Class A	351	25,209
Everest Re Group Ltd.	585	89,938
FBL Financial Group, Inc., Class A	2,457	109,926
Fidelity National Financial, Inc., Class A	1,989	55,990
First American Financial Corp.	18,252	471,997
Genworth Financial, Inc., Class A*	4,446	64,600
Greenlight Capital Re Ltd., Class A*	5,148	158,507
The Hanover Insurance Group, Inc.	7,605	445,197
Hartford Financial Services Group, Inc.	4,680	157,716
HCC Insurance Holdings, Inc.	1,170	53,411
HCI Group, Inc.	1,755	77,115
Hilltop Holdings, Inc.*	11,466	198,820
Horace Mann Educators Corp.	7,020	194,454
Infinity Property & Casualty Corp.	2,106	144,429
Kemper Corp.	9,243	342,176
Lincoln National Corp.	3,042	138,137
Loews Corp.	5,031	243,048
Maiden Holdings Ltd.	10,998	120,428
Markel Corp.*	234	123,943
Marsh & McLennan Cos., Inc.	8,307	380,461
MBIA, Inc.*	27,144	308,627

	Shares	Value
Insurance – (continued)
Meadowbrook Insurance Group, Inc.	7,020	$46,613
Mercury General Corp.	3,393	157,978
MetLife, Inc.	13,338	631,021
Montpelier Re Holdings Ltd.	9,126	251,969
National Interstate Corp.	1,404	36,687
National Western Life Insurance Co., Class A	468	97,344
The Navigators Group, Inc.*	702	39,480
Old Republic International Corp.	15,678	263,234
OneBeacon Insurance Group Ltd., Class A	3,744	59,754
PartnerRe Ltd.	585	58,623
The Phoenix Cos, Inc.*	936	36,102
Platinum Underwriters Holdings Ltd.	5,148	320,154
Primerica, Inc.	9,594	412,062
Principal Financial Group, Inc.	3,276	155,479
ProAssurance Corp.	1,989	90,141
The Progressive Corp.	7,137	185,348
Protective Life Corp.	13,806	636,180
Prudential Financial, Inc.	5,382	438,041
Reinsurance Group of America, Inc.	702	49,968
RenaissanceRe Holdings Ltd.	468	43,856
RLI Corp.	1,170	110,542
Safety Insurance Group, Inc.	2,223	121,576
Selective Insurance Group, Inc.	9,126	239,740
StanCorp Financial Group, Inc.	7,722	454,826
State Auto Financial Corp.	2,808	53,352
Stewart Information Services Corp.	3,510	109,933
Symetra Financial Corp.	17,550	328,712
Torchmark Corp.	1,170	85,246
Tower Group International Ltd.	10,765	39,076
The Travelers Cos., Inc.	4,212	363,496
United Fire Group, Inc.	3,744	118,685
Universal Insurance Holdings, Inc.	5,031	39,443
Unum Group	3,042	96,553
Validus Holdings Ltd.	1,170	46,192
W.R. Berkley Corp.	1,170	51,375
White Mountains Insurance Group Ltd.	117	68,336
Willis Group Holdings PLC	2,340	105,464

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
XL Group PLC	3,042	$92,994
		19,743,716
Internet & Catalog Retail – 0.9%
1-800-Flowers.com, Inc., Class A*	1,521	8,259
Amazon.com, Inc.*	5,265	1,916,618
Blue Nile, Inc.*	1,053	43,247
Expedia, Inc.	1,521	89,556
Groupon, Inc.*	4,563	41,660
HomeAway, Inc.*	4,329	128,355
HSN, Inc.	1,053	55,177
Liberty Interactive Corp., Class A*	7,254	195,568
Netflix, Inc.*	819	264,111
Nutrisystem, Inc.	3,393	63,788
Orbitz Worldwide, Inc.*	1,872	17,297
Overstock.com, Inc.*	1,053	24,672
PetMed Express, Inc.	1,170	17,363
priceline.com, Inc.*	702	739,789
Shutterfly, Inc.*	2,691	132,236
TripAdvisor, Inc.*	1,755	145,156
ValueVision Media, Inc., Class A*	5,265	28,115
Vitacost.com, Inc.*	1,287	10,180
		3,921,147
Internet Software & Services – 2.6%
The Active Network, Inc.*	4,212	60,821
Akamai Technologies, Inc.*	2,574	115,161
Angie’s List, Inc.*	3,276	46,159
AOL, Inc.*	2,106	76,321
Bankrate, Inc.*	3,159	53,198
Bazaarvoice, Inc.*	3,276	30,729
Blucora, Inc.*	7,371	174,177
Brightcove, Inc.*	1,989	30,372
Carbonite, Inc.*	1,287	17,040
comScore, Inc.*	2,340	62,525
Constant Contact, Inc.*	2,106	54,567
Cornerstone OnDemand, Inc.*	3,276	155,184
CoStar Group, Inc.*	2,223	393,449
Dealertrack Technologies, Inc.*	3,042	113,467
Demand Media, Inc.*	2,808	13,422
Demandware, Inc.*	1,521	75,213
Dice Holdings, Inc.*	3,744	27,631

	Shares	Value
Internet Software & Services – (continued)
Digital River, Inc.*	2,223	$39,658
E2open, Inc.*	468	10,530
EarthLink, Inc.	10,764	54,466
eBay, Inc.*	16,731	881,891
Envestnet, Inc.*	1,638	59,459
Equinix, Inc.*	702	113,359
Facebook, Inc., Class A*	23,400	1,176,084
Global Eagle Entertainment, Inc.*	3,159	32,159
Google, Inc., Class A*	3,978	4,099,647
IAC/InterActiveCorp	936	49,973
Internap Network Services Corp.*	3,861	28,070
IntraLinks Holdings, Inc.*	5,148	53,488
j2 Global, Inc.	5,148	283,037
Limelight Networks, Inc.*	5,967	11,457
LinkedIn Corp., Class A*	1,287	287,863
Liquidity Services, Inc.*	2,223	58,043
LivePerson, Inc.*	3,510	32,783
LogMeIn, Inc.*	1,638	52,907
Millennial Media, Inc.*	3,042	21,385
Monster Worldwide, Inc.*	16,848	72,783
Move, Inc.*	2,808	47,652
NIC, Inc.	4,680	115,222
OpenTable, Inc.*	1,755	121,937
Pandora Media, Inc.*	10,647	267,559
Perficient, Inc.*	5,967	107,943
QuinStreet, Inc.*	4,446	39,525
Rackspace Hosting, Inc.*	1,521	77,921
RealNetworks, Inc.*	6,084	46,664
Responsys, Inc.*	1,872	30,589
SciQuest, Inc.*	1,287	28,108
Shutterstock, Inc.*	234	16,567
SPS Commerce, Inc.*	1,053	71,762
Stamps.com, Inc.*	1,053	47,848
support.com, Inc.*	4,446	19,829
Travelzoo, Inc.*	585	12,595
Trulia, Inc.*	2,457	98,206
United Online, Inc.	15,561	134,447
Unwired Planet, Inc.*	7,605	12,320
ValueClick, Inc.*	5,616	107,883
VeriSign, Inc.*	2,223	120,664
VistaPrint N.V.*	2,340	126,477
Vocus, Inc.*	1,404	12,145
Web.com Group, Inc.*	7,605	204,955

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	77

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
WebMD Health Corp.*	3,510	$123,622
XO Group, Inc.*	2,223	30,855
Xoom Corp.*	585	17,404
Yahoo!, Inc.*	13,923	458,484
Yelp, Inc.*	2,574	174,389
Zillow, Inc., Class A*	1,638	130,434
Zix Corp.*	4,212	17,185
		11,739,669
IT Services – 3.0%
Accenture PLC, Class A	8,775	644,962
Acxiom Corp.*	5,967	198,283
Alliance Data Systems Corp.*	585	138,680
Amdocs Ltd.	2,106	80,976
Automatic Data Processing, Inc.	7,137	535,061
Blackhawk Network Holdings, Inc.*	936	21,397
Booz Allen Hamilton Holding Corp.	6,552	129,730
Broadridge Financial Solutions, Inc.	1,755	61,706
CACI International, Inc., Class A*	4,212	303,180
Cardtronics, Inc.*	3,393	133,175
Cass Information Systems, Inc.	585	33,538
CIBER, Inc.*	4,563	14,830
Cognizant Technology Solutions Corp., Class A*	4,329	376,320
Computer Sciences Corp.	1,638	80,688
Computer Task Group, Inc.	702	12,025
Convergys Corp.	9,477	187,076
CoreLogic, Inc.*	7,020	233,555
CSG Systems International, Inc.	5,850	162,981
DST Systems, Inc.	3,159	267,788
EPAM Systems, Inc.*	1,404	52,608
Euronet Worldwide, Inc.*	3,744	162,490
ExlService Holdings, Inc.*	2,106	60,884
Fidelity National Information Services, Inc.	3,393	165,409
Fiserv, Inc.*	1,989	208,308
FleetCor Technologies, Inc.*	1,287	148,455
Forrester Research, Inc.	702	27,245
Gartner, Inc.*	1,170	68,972

	Shares	Value
IT Services – (continued)
Genpact Ltd.*	1,872	$37,122
Global Cash Access Holdings, Inc.*	14,157	117,503
Global Payments, Inc.	819	48,714
Heartland Payment Systems, Inc.	2,691	108,851
Higher One Holdings, Inc.*	2,457	19,533
iGATE Corp.*	6,435	204,890
International Business Machines Corp.	14,508	2,599,979
Jack Henry & Associates, Inc.	1,170	63,894
Leidos Holdings, Inc.	847	39,885
Lender Processing Services, Inc.	15,561	537,166
Lionbridge Technologies, Inc.*	9,243	40,299
ManTech International Corp., Class A	3,861	107,876
MasterCard, Inc., Class A	1,521	1,090,709
MAXIMUS, Inc.	5,148	249,421
ModusLink Global Solutions, Inc.*	8,541	35,189
MoneyGram International, Inc.*	1,872	39,518
NeuStar, Inc., Class A*	4,797	220,278
Paychex, Inc.	4,563	192,832
PRGX Global, Inc.*	3,510	25,202
Sapient Corp.*	8,307	131,334
ServiceSource International, Inc.*	4,446	48,106
Sykes Enterprises, Inc.*	7,488	140,175
Syntel, Inc.	1,053	90,390
TeleTech Holdings, Inc.*	4,797	126,977
Teradata Corp.*	2,223	97,968
Total System Services, Inc.	2,457	73,292
Unisys Corp.*	8,424	221,972
Vantiv, Inc., Class A*	1,521	41,828
VeriFone Systems, Inc.*	20,007	453,359
Virtusa Corp.*	1,287	40,000
Visa, Inc., Class A	7,254	1,426,644
The Western Union Co.	6,669	113,506
WEX, Inc.*	1,521	141,985
		13,436,719
Leisure Equipment & Products – 0.2%
Arctic Cat, Inc.	819	42,915
Black Diamond, Inc.*	1,521	22,678
Brunswick Corp.	7,371	332,653
Callaway Golf Co.	4,797	40,439

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Equipment & Products – (continued)
Hasbro, Inc.	1,521	$78,560
JAKKS Pacific, Inc.	1,638	10,549
LeapFrog Enterprises, Inc.*	5,031	43,065
Mattel, Inc.	4,797	212,843
Nautilus, Inc.*	1,521	12,107
Polaris Industries, Inc.	936	122,569
Smith & Wesson Holding Corp.*	4,329	46,667
Sturm Ruger & Co., Inc.	1,404	91,836
		1,056,881
Life Sciences Tools & Services – 0.6%
Affymetrix, Inc.*	5,967	42,187
Agilent Technologies, Inc.	4,914	249,435
Albany Molecular Research, Inc.*	1,053	13,794
Bio-Rad Laboratories, Inc., Class A*	234	28,904
Bruker Corp.*	8,190	167,485
Cambrex Corp.*	3,744	62,974
Charles River Laboratories International, Inc.*	3,744	184,242
Covance, Inc.*	819	73,104
Fluidigm Corp.*	1,755	55,282
Furiex Pharmaceuticals, Inc.*	585	22,874
Illumina, Inc.*	1,755	164,110
Life Technologies Corp.*	2,223	167,414
Luminex Corp.*	2,808	54,756
Mettler-Toledo International, Inc.*	468	115,811
NeoGenomics, Inc.*	3,627	13,202
PAREXEL International Corp.*	4,212	192,531
PerkinElmer, Inc.	1,638	62,310
Sequenom, Inc.*	9,360	17,971
Techne Corp.	2,574	224,942
Thermo Fisher Scientific, Inc.	4,914	480,491
Waters Corp.*	1,287	129,884
		2,523,703
Machinery – 2.8%
Accuride Corp.*	6,669	30,010
Actuant Corp., Class A	5,733	215,331
AGCO Corp.	1,053	61,474
Alamo Group, Inc.	1,404	66,255

	Shares	Value
Machinery – (continued)
Albany International Corp., Class A	3,276	$120,590
Altra Holdings, Inc.	1,521	46,193
American Railcar Industries, Inc.	1,755	71,885
Astec Industries, Inc.	1,170	39,558
Barnes Group, Inc.	8,541	303,547
Blount International, Inc.*	1,053	12,826
Briggs & Stratton Corp.	7,605	139,476
Caterpillar, Inc.	7,137	594,940
Chart Industries, Inc.*	2,340	251,480
CIRCOR International, Inc.	2,106	155,360
CLARCOR, Inc.	3,510	205,265
Colfax Corp.*	2,691	150,588
Columbus McKinnon Corp.*	3,393	88,252
Commercial Vehicle Group, Inc.*	2,925	23,020
Crane Co.	7,839	497,777
Cummins, Inc.	2,223	282,365
Deere & Co.	3,978	325,560
Donaldson Co., Inc.	1,521	60,247
Douglas Dynamics, Inc.	1,404	21,299
Dover Corp.	1,989	182,570
Dynamic Materials Corp.	936	20,686
Energy Recovery, Inc.*	2,925	17,082
EnPro Industries, Inc.*	1,521	90,758
ESCO Technologies, Inc.	1,989	71,763
The ExOne Co.*	702	36,034
Federal Signal Corp.*	4,563	62,467
Flow International Corp.*	2,223	8,870
Flowserve Corp.	5,616	390,144
FreightCar America, Inc.	702	15,612
The Gorman-Rupp Co.	1,287	52,432
Graco, Inc.	819	63,276
Graham Corp.	702	25,841
The Greenbrier Cos., Inc.*	3,978	105,576
Hardinge, Inc.	1,404	20,765
Harsco Corp.	14,157	394,697
Hyster-Yale Materials Handling, Inc.	1,872	146,840
IDEX Corp.	1,170	80,906
Illinois Tool Works, Inc.	5,616	442,485
Ingersoll-Rand PLC	4,563	308,139
ITT Corp.	7,839	311,443
John Bean Technologies Corp.	4,563	124,022

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Joy Global, Inc.	936	$53,118
Kadant, Inc.	2,340	83,772
Kennametal, Inc.	1,170	53,820
L.B. Foster Co., Class A	1,053	49,228
Lincoln Electric Holdings, Inc.	1,872	129,617
Lindsay Corp.	936	71,145
Lydall, Inc.*	3,393	61,820
The Manitowoc Co., Inc.	9,477	184,422
Meritor, Inc.*	12,402	85,202
The Middleby Corp.*	1,404	319,621
Miller Industries, Inc.	1,287	24,118
Mueller Industries, Inc.	2,223	134,025
Mueller Water Products, Inc., Class A	11,349	97,261
Navistar International Corp.*	12,636	456,918
NN, Inc.	2,808	45,153
Nordson Corp.	819	59,042
Oshkosh Corp.*	4,095	194,881
PACCAR, Inc.	5,148	286,229
Pall Corp.	1,638	131,892
Parker Hannifin Corp.	1,989	232,156
Pentair Ltd.	2,574	172,690
Proto Labs, Inc.*	1,521	127,551
RBC Bearings, Inc.*	1,638	112,678
Rexnord Corp.*	2,925	68,796
Snap-on, Inc.	819	85,233
SPX Corp.	585	53,065
Standex International Corp.	1,287	79,163
Stanley Black & Decker, Inc.	1,755	138,803
Sun Hydraulics Corp.	1,521	60,353
Tennant Co.	1,287	78,108
Terex Corp.*	19,773	691,066
Timken Co.	819	43,251
Titan International, Inc.	9,945	144,203
The Toro Co.	4,446	262,047
Trimas Corp.*	3,042	115,170
Trinity Industries, Inc.	3,978	201,406
Twin Disc, Inc.	1,053	27,241
Valmont Industries, Inc.	468	65,754
Wabash National Corp.*	11,700	136,422
WABCO Holdings, Inc.*	936	80,196
Wabtec Corp.	1,404	91,527

	Shares	Value
Machinery – (continued)
Watts Water Technologies, Inc., Class A	2,223	$128,445
Woodward, Inc.	4,212	168,859
Xylem, Inc.	2,340	80,730
		12,701,903
Marine – 0.0%†
Kirby Corp.*	819	72,473
Matson, Inc.	3,744	101,425
		173,898
Media – 3.0%
AMC Networks, Inc., Class A*	702	49,203
Belo Corp., Class A	15,678	215,259
Cablevision Systems Corp., Class A	2,574	40,026
Carmike Cinemas, Inc.*	3,744	85,700
CBS Corp., Class B	8,541	505,115
Charter Communications, Inc., Class A*	1,053	141,355
Cinemark Holdings, Inc.	3,978	130,518
Clear Channel Outdoor Holdings, Inc., Class A*	3,276	27,846
Comcast Corp., Class A	37,323	1,775,828
Cumulus Media, Inc., Class A*	12,285	73,464
Digital Generation, Inc.*	1,755	22,201
DIRECTV*	6,318	394,812
Discovery Communications, Inc., Class A*	3,042	270,495
DISH Network Corp., Class A	2,574	124,067
DreamWorks Animation SKG, Inc., Class A*	5,382	184,280
E.W. Scripps Co., Class A*	2,340	46,379
Entercom Communications Corp., Class A*	3,627	31,809
Entravision Communications Corp., Class A	3,042	20,503
Gannett Co., Inc.	2,223	61,510
Gray Television, Inc.*	1,989	16,807
Harte-Hanks, Inc.	7,137	56,882
The Interpublic Group of Cos., Inc.	6,552	110,074
John Wiley & Sons, Inc., Class A	8,775	441,295
Journal Communications, Inc., Class A*	7,254	60,571

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Lamar Advertising Co., Class A*	1,170	$53,481
Liberty Global PLC, Class A*	5,265	412,618
Liberty Media Corp., Class A*	1,287	196,795
Lions Gate Entertainment Corp.*	4,095	141,605
Live Nation Entertainment, Inc.*	26,091	507,209
Loral Space & Communications, Inc.	819	58,452
The Madison Square Garden Co., Class A*	1,989	120,374
Martha Stewart Living Omnimedia, Inc., Class A*	5,967	15,276
The McClatchy Co., Class A*	3,861	10,888
Media General, Inc., Class A*	1,404	20,470
Meredith Corp.	6,435	330,115
Morningstar, Inc.	351	28,182
National CineMedia, Inc.	3,978	69,695
The New York Times Co., Class A	11,700	161,811
Nexstar Broadcasting Group, Inc., Class A	1,755	77,904
Omnicom Group, Inc.	3,276	223,128
ReachLocal, Inc.*	585	7,190
Regal Entertainment Group, Class A	9,126	173,485
Rentrak Corp.*	585	21,932
Scholastic Corp.	4,563	130,912
Scripps Networks Interactive, Inc., Class A	1,287	103,604
Sinclair Broadcast Group, Inc., Class A	6,201	198,804
Sirius XM Radio, Inc.	49,491	186,581
Starz, Class A*	8,073	243,401
Time Warner Cable, Inc.	4,095	492,014
Time Warner, Inc.	12,519	860,556
Twenty-First Century Fox, Inc.	27,729	945,004
Valassis Communications, Inc.	6,552	179,263
Viacom, Inc., Class B	6,786	565,206
The Walt Disney Co.	23,985	1,645,131
The Washington Post Co., Class B	351	225,805
World Wrestling Entertainment, Inc., Class A	3,159	40,909
		13,333,799

	Shares	Value
Metals & Mining – 1.3%
A.M. Castle & Co.*	1,872	$26,788
AK Steel Holding Corp.*	18,252	80,309
Alcoa, Inc.	11,934	110,628
Allegheny Technologies, Inc.	1,170	38,727
Allied Nevada Gold Corp.*	15,210	62,057
AMCOL International Corp.	4,680	150,134
Carpenter Technology Corp.	9,828	583,095
Century Aluminum Co.*	4,329	37,576
Cliffs Natural Resources, Inc.	1,989	51,078
Coeur Mining, Inc.*	16,614	202,857
Commercial Metals Co.	20,709	380,217
Compass Minerals International, Inc.	2,340	174,260
Freeport-McMoRan Copper & Gold, Inc.	12,636	464,499
General Moly, Inc.*	4,797	7,867
Globe Specialty Metals, Inc.	4,680	82,087
Gold Resource Corp.	3,744	19,431
Haynes International, Inc.	936	50,450
Hecla Mining Co.	54,522	170,109
Horsehead Holding Corp.*	3,159	45,837
Kaiser Aluminum Corp.	3,510	236,749
Materion Corp.	3,861	115,096
McEwen Mining, Inc.*	38,025	81,373
Molycorp, Inc.*	25,974	131,688
Newmont Mining Corp.	4,563	124,387
Noranda Aluminum Holding Corp.	7,839	21,322
Nucor Corp.	5,148	266,512
Olympic Steel, Inc.	1,872	51,237
Paramount Gold and Silver Corp.*	10,764	13,024
Reliance Steel & Aluminum Co.	819	60,025
Royal Gold, Inc.	819	39,345
RTI International Metals, Inc.*	2,223	75,360
Schnitzer Steel Industries, Inc., Class A	5,148	149,498
Steel Dynamics, Inc.	2,340	42,050
Stillwater Mining Co.*	9,126	99,565
SunCoke Energy, Inc.*	5,967	119,340
United States Steel Corp.	26,676	663,966
Universal Stainless & Alloy Products, Inc.*	468	15,126

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
US Silica Holdings, Inc.	2,457	$85,553
Walter Energy, Inc.	11,349	180,336
Worthington Industries, Inc.	9,126	369,968
		5,679,526
Multiline Retail – 0.5%
Big Lots, Inc.*	10,647	387,125
The Bon-Ton Stores, Inc.	1,170	13,396
Dillard’s, Inc., Class A	234	19,183
Dollar General Corp.*	4,680	270,410
Dollar Tree, Inc.*	3,276	191,318
Family Dollar Stores, Inc.	1,404	96,708
Fred’s, Inc., Class A	5,967	96,665
Gordmans Stores, Inc.	1,404	13,900
J.C. Penney Co., Inc.*	1,872	14,040
Kohl’s Corp.	2,457	139,558
Macy’s, Inc.	4,797	221,190
Nordstrom, Inc.	1,872	113,200
Saks, Inc.*	8,307	132,829
Sears Holdings Corp.*	702	40,772
Target Corp.	8,190	530,630
Tuesday Morning Corp.*	6,084	86,089
		2,367,013
Multi-Utilities – 0.8%
Alliant Energy Corp.	936	48,878
Ameren Corp.	2,340	84,661
Avista Corp.	10,998	305,634
Black Hills Corp.	5,733	290,778
CenterPoint Energy, Inc.	4,680	115,128
CMS Energy Corp.	2,223	61,044
Consolidated Edison, Inc.	3,861	224,787
Dominion Resources, Inc.	7,956	507,195
DTE Energy Co.	1,638	113,251
Integrys Energy Group, Inc.	819	48,059
MDU Resources Group, Inc.	2,574	76,654
NiSource, Inc.	3,978	125,386
NorthWestern Corp.	6,318	289,617
PG&E Corp.	5,616	235,030
Public Service Enterprise Group, Inc.	5,148	172,458
SCANA Corp.	1,989	92,747

	Shares	Value
Multi-Utilities – (continued)
Sempra Energy	3,042	$277,248
TECO Energy, Inc.	819	14,062
Vectren Corp.	8,892	310,509
Wisconsin Energy Corp.	2,808	118,245
		3,511,371
Office Electronics – 0.1%
Xerox Corp.	14,040	139,558
Zebra Technologies Corp., Class A*	3,978	192,177
		331,735
Oil, Gas & Consumable Fuels – 6.0%
Abraxas Petroleum Corp.*	8,307	24,007
Alon USA Energy, Inc.	4,797	57,948
Alpha Natural Resources, Inc.*	34,398	240,786
Amyris, Inc.*	3,627	9,140
Anadarko Petroleum Corp.	7,137	680,085
Apache Corp.	4,563	405,194
Approach Resources, Inc.*	2,574	72,458
Arch Coal, Inc.	30,069	127,493
Berry Petroleum Co., Class A	4,095	195,536
Bill Barrett Corp.*	3,276	90,647
Bonanza Creek Energy, Inc.*	1,755	88,698
BPZ Resources, Inc.*	7,722	15,521
Cabot Oil & Gas Corp.	5,850	206,622
Carrizo Oil & Gas, Inc.*	7,020	307,757
Cheniere Energy, Inc.*	4,212	167,638
Chesapeake Energy Corp.	6,786	189,737
Chesapeake Granite Wash Trust	4,797	58,811
Chevron Corp.	22,581	2,708,817
Cimarex Energy Co.	936	98,608
Clayton Williams Energy, Inc.*	819	63,743
Clean Energy Fuels Corp.*	5,148	58,636
Cloud Peak Energy, Inc.*	10,881	169,852
Cobalt International Energy, Inc.*	3,861	89,614
Comstock Resources, Inc.	3,276	56,052
Concho Resources, Inc.*	1,404	155,297
ConocoPhillips	13,923	1,020,556
CONSOL Energy, Inc.	3,276	119,574
Contango Oil & Gas Co.	2,457	105,283
Continental Resources, Inc.*	819	93,284
Crosstex Energy, Inc.	3,978	122,085

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
CVR Energy, Inc.	819	$32,531
Delek US Holdings, Inc.	7,254	185,340
Denbury Resources, Inc.*	3,510	66,655
Devon Energy Corp.	5,499	347,647
Diamondback Energy, Inc.*	2,808	145,033
Emerald Oil, Inc.*	4,212	36,644
Energen Corp.	1,053	82,471
Energy XXI Bermuda Ltd.	14,040	408,002
EOG Resources, Inc.	3,978	709,675
EPL Oil & Gas, Inc.*	6,201	197,688
EQT Corp.	2,340	200,327
Evolution Petroleum Corp.*	1,521	18,343
EXCO Resources, Inc.	10,881	58,866
Exxon Mobil Corp.	51,012	4,571,695
Forest Oil Corp.*	21,996	104,261
FX Energy, Inc.*	3,861	13,436
GasLog Ltd.	1,053	15,669
Goodrich Petroleum Corp.*	2,340	54,733
Gran Tierra Energy, Inc.*	49,842	378,301
Green Plains Renewable Energy, Inc.	3,276	52,842
Gulfport Energy Corp.*	2,223	130,468
Halcon Resources Corp.*	21,411	110,909
Hess Corp.	3,393	275,512
HollyFrontier Corp.	2,574	118,558
Kinder Morgan, Inc.	9,126	322,239
KiOR, Inc., Class A*	2,925	6,815
Kodiak Oil & Gas Corp.*	49,023	635,828
Laredo Petroleum Holdings, Inc.*	4,563	144,967
Magnum Hunter Resources Corp.*	30,303	216,060
Marathon Oil Corp.	8,190	288,779
Marathon Petroleum Corp.	3,159	226,374
Matador Resources Co.*	4,446	81,851
Midstates Petroleum Co., Inc.*	3,042	17,157
Miller Energy Resources, Inc.*	2,574	17,400
Murphy Oil Corp.	2,106	127,034
Newfield Exploration Co.*	1,404	42,752
Noble Energy, Inc.	5,616	420,807
Nordic American Tankers Ltd.	13,104	106,929
Northern Oil and Gas, Inc.*	10,998	180,697

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Oasis Petroleum, Inc.*	1,053	$56,072
Occidental Petroleum Corp.	9,360	899,309
Pacific Coast Oil Trust	2,925	43,875
PBF Energy, Inc.	7,371	194,078
PDC Energy, Inc.*	2,691	182,477
Peabody Energy Corp.	4,329	84,329
Penn Virginia Corp.*	9,360	79,654
PetroQuest Energy, Inc.*	4,329	20,433
Phillips 66	6,435	414,607
Pioneer Natural Resources Co.	1,872	383,348
QEP Resources, Inc.	2,457	81,228
Quicksilver Resources, Inc.*	23,751	50,827
Range Resources Corp.	2,223	168,303
Renewable Energy Group, Inc.*	1,755	19,147
Rentech, Inc.	16,146	27,610
Resolute Energy Corp.*	4,212	39,509
REX American Resources Corp.*	819	23,620
Rex Energy Corp.*	4,212	90,558
Rosetta Resources, Inc.*	11,232	673,246
Sanchez Energy Corp.*	5,616	160,112
SandRidge Energy, Inc.*	68,445	433,941
SemGroup Corp., Class A	3,042	183,706
Ship Finance International Ltd.	8,775	145,226
SM Energy Co.	702	62,204
Solazyme, Inc.*	3,042	31,819
Southwestern Energy Co.*	4,797	178,544
Spectra Energy Corp.	9,009	320,450
Stone Energy Corp.*	9,009	314,054
Swift Energy Co.*	3,627	49,762
Synergy Resources Corp.*	3,510	36,364
Targa Resources Corp.	1,989	154,267
Teekay Corp.	3,276	142,277
Tesoro Corp.	1,521	74,362
Triangle Petroleum Corp.*	10,764	113,776
Ultra Petroleum Corp.*	2,106	38,666
Vaalco Energy, Inc.*	12,285	64,742
Valero Energy Corp.	6,201	255,295
W&T Offshore, Inc.	6,435	122,844
Warren Resources, Inc.*	13,572	42,480
Western Refining, Inc.	9,594	309,598
Whiting Petroleum Corp.*	1,521	101,740
The Williams Cos., Inc.	9,477	338,424

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
World Fuel Services Corp.	13,689	$522,235
WPX Energy, Inc.*	2,223	49,217
		26,729,109
Paper & Forest Products – 0.5%
Boise Cascade Co.*	1,755	44,946
Clearwater Paper Corp.*	3,861	201,621
Deltic Timber Corp.	585	37,370
Domtar Corp.	6,084	515,376
International Paper Co.	4,914	219,213
KapStone Paper and Packaging Corp.	3,744	194,538
Louisiana-Pacific Corp.*	10,647	181,105
Mercer International, Inc.*	7,020	56,160
Neenah Paper, Inc.	2,691	110,708
PH Glatfelter Co.	7,254	190,055
Resolute Forest Products, Inc.*	17,082	273,141
Schweitzer-Mauduit International, Inc.	5,382	333,038
Wausau Paper Corp.	3,744	43,805
		2,401,076
Personal Products – 0.2%
Avon Products, Inc.	5,265	92,138
Coty, Inc., Class A	1,053	16,195
Elizabeth Arden, Inc.*	1,989	71,982
The Estee Lauder Cos., Inc., Class A	3,627	257,372
The Female Health Co.	1,521	14,480
Herbalife Ltd.	1,053	68,255
Inter Parfums, Inc.	2,106	74,047
Lifevantage Corp.*	10,647	23,317
Medifast, Inc.*	1,404	32,727
Nature’s Sunshine Products, Inc.	1,170	22,101
Nu Skin Enterprises, Inc., Class A	819	95,766
Prestige Brands Holdings, Inc.*	3,744	116,925
Revlon, Inc., Class A*	1,872	44,460
Star Scientific, Inc.*	9,828	17,789
USANA Health Sciences, Inc.*	1,053	71,846
		1,019,400

	Shares	Value
Pharmaceuticals – 3.5%
AbbVie, Inc.	22,581	$1,094,049
AcelRx Pharmaceuticals, Inc.*	1,287	8,649
Actavis PLC*	2,299	355,379
Akorn, Inc.*	5,499	112,400
Allergan, Inc.	4,329	392,251
Auxilium Pharmaceuticals, Inc.*	3,393	58,394
AVANIR Pharmaceuticals, Inc., Class A*	11,817	47,859
BioDelivery Sciences International, Inc.*	5,850	30,712
Bristol-Myers Squibb Co.	23,166	1,216,678
Cadence Pharmaceuticals, Inc.*	4,329	21,342
Corcept Therapeutics, Inc.*	6,669	11,271
Depomed, Inc.*	3,978	28,642
Durect Corp.*	7,254	10,881
Eli Lilly & Co.	14,157	705,302
Endo Health Solutions, Inc.*	1,170	51,164
Endocyte, Inc.*	1,989	20,745
Forest Laboratories, Inc.*	3,276	154,070
Hi-Tech Pharmacal Co., Inc.	936	40,332
Horizon Pharma, Inc.*	7,722	32,355
Hospira, Inc.*	2,340	94,817
Impax Laboratories, Inc.*	5,616	113,780
Jazz Pharmaceuticals PLC*	1,053	95,549
Johnson & Johnson	39,429	3,651,520
Lannett Co., Inc.*	1,053	24,861
The Medicines Co.*	5,031	170,652
Merck & Co., Inc.	42,003	1,893,915
Mylan, Inc.*	5,148	194,955
Nektar Therapeutics*	9,360	89,014
Pacira Pharmaceuticals, Inc.*	2,340	118,193
Pain Therapeutics, Inc.*	2,808	10,277
Perrigo Co.	1,404	193,598
Pfizer, Inc.	93,951	2,882,417
Pozen, Inc.*	1,404	8,824
Questcor Pharmaceuticals, Inc.	10,413	639,046
Repros Therapeutics, Inc.*	1,521	27,439
Sagent Pharmaceuticals, Inc.*	1,638	35,528
Salix Pharmaceuticals Ltd.*	2,340	167,895
Santarus, Inc.*	4,095	95,536
Sciclone Pharmaceuticals, Inc.*	9,126	43,166
Sucampo Pharmaceuticals, Inc., Class A*	234	1,451

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Supernus Pharmaceuticals, Inc.*	702	$4,963
Taro Pharmaceutical Industries Ltd.*	2,691	210,840
ViroPharma, Inc.*	5,148	199,845
Vivus, Inc.*	8,190	76,904
XenoPort, Inc.*	2,574	13,462
Zoetis, Inc.	7,020	222,253
Zogenix, Inc.*	4,095	11,998
		15,685,173
Professional Services – 0.7%
Acacia Research Corp.	3,978	60,028
The Advisory Board Co.*	2,808	192,629
Barrett Business Services, Inc.	351	29,228
CBIZ, Inc.*	7,722	63,012
CDI Corp.	2,457	39,435
The Corporate Executive Board Co.	2,574	187,645
CRA International, Inc.*	1,872	35,662
The Dun & Bradstreet Corp.	585	63,642
Equifax, Inc.	1,638	105,929
Exponent, Inc.	1,053	79,617
FTI Consulting, Inc.*	7,371	299,115
GP Strategies Corp.*	1,521	42,618
Heidrick & Struggles International, Inc.	1,170	21,668
Huron Consulting Group, Inc.*	1,638	95,938
ICF International, Inc.*	3,510	121,516
IHS, Inc., Class A*	936	102,071
Insperity, Inc.	1,755	67,866
Kelly Services, Inc., Class A	5,382	112,269
Kforce, Inc.	2,925	57,593
Korn/Ferry International*	6,201	147,584
Manpowergroup, Inc.	1,053	82,239
Mistras Group, Inc.*	1,170	21,481
Navigant Consulting, Inc.*	8,424	146,156
Nielsen Holdings N.V.	3,042	119,976
Odyssey Marine Exploration, Inc.*	5,382	11,679
On Assignment, Inc.*	3,276	110,696
Pendrell Corp.*	8,775	19,568
Resources Connection, Inc.	3,276	41,802

	Shares	Value
Professional Services – (continued)
Robert Half International, Inc.	2,106	$81,144
RPX Corp.*	4,329	77,316
Towers Watson & Co., Class A	585	67,164
TrueBlue, Inc.*	2,925	72,247
Verisk Analytics, Inc., Class A*	1,755	120,253
WageWorks, Inc.*	1,989	101,857
		2,998,643
Real Estate Investment Trusts (REITs) – 4.3%
Acadia Realty Trust	4,095	109,214
AG Mortgage Investment Trust, Inc.	4,680	76,471
Agree Realty Corp.	1,287	40,631
Alexander’s, Inc.	234	75,292
Alexandria Real Estate Equities, Inc.	702	46,178
American Assets Trust, Inc.	2,223	74,004
American Campus Communities, Inc.	1,053	36,392
American Capital Agency Corp.	4,446	96,567
American Capital Mortgage Investment Corp.	12,168	232,530
American Tower Corp.	5,382	427,062
Annaly Capital Management, Inc.	10,179	120,010
Anworth Mortgage Asset Corp.	14,625	71,809
Apartment Investment & Management Co., Class A	1,755	49,105
Apollo Commercial Real Estate Finance, Inc.	6,435	103,668
Apollo Residential Mortgage, Inc.	7,254	109,245
Arbor Realty Trust, Inc.	3,276	21,785
Ares Commercial Real Estate Corp.	5,967	74,170
ARMOUR Residential REIT, Inc.	40,131	165,340
Ashford Hospitality Trust, Inc.	10,179	132,938
Associated Estates Realty Corp.	3,159	48,459
AvalonBay Communities, Inc.	1,638	204,832
Aviv REIT, Inc.	1,287	32,690
BioMed Realty Trust, Inc.	3,042	60,597
Boston Properties, Inc.	2,223	230,080
Brandywine Realty Trust	13,338	189,800
BRE Properties, Inc.	1,053	57,504
Camden Property Trust	1,053	67,603
Campus Crest Communities, Inc.	3,978	39,820

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
CapLease, Inc.	9,790	$83,215
Capstead Mortgage Corp.	17,433	206,232
CBL & Associates Properties, Inc.	2,808	55,626
Cedar Realty Trust, Inc.	4,914	28,059
Chatham Lodging Trust	936	17,653
Chesapeake Lodging Trust	3,978	93,761
Chimera Investment Corp.	11,349	34,387
Colony Financial, Inc.	13,221	267,461
CommonWealth REIT	9,360	228,103
CoreSite Realty Corp.	2,106	68,319
Corporate Office Properties Trust	5,616	138,154
Corrections Corp. of America	2,457	90,909
Cousins Properties, Inc.	14,157	160,399
CubeSmart	10,179	185,970
CyrusOne, Inc.	1,755	34,205
CYS Investments, Inc.	23,166	196,679
DCT Industrial Trust, Inc.	27,612	213,993
DDR Corp.	3,159	53,545
DiamondRock Hospitality Co.	15,444	175,907
Digital Realty Trust, Inc.	1,404	66,915
Douglas Emmett, Inc.	1,755	43,752
Duke Realty Corp.	4,329	71,731
DuPont Fabros Technology, Inc.	4,563	113,390
EastGroup Properties, Inc.	2,808	178,757
Education Realty Trust, Inc.	5,616	51,330
EPR Properties	3,978	204,350
Equity Lifestyle Properties, Inc.	936	35,559
Equity One, Inc.	4,446	107,193
Equity Residential	4,563	238,919
Essex Property Trust, Inc.	585	94,185
Excel Trust, Inc.	5,031	60,774
Extra Space Storage, Inc.	3,510	161,425
Federal Realty Investment Trust	936	96,970
FelCor Lodging Trust, Inc.	8,541	57,395
First Industrial Realty Trust, Inc.	7,137	128,966
First Potomac Realty Trust	4,095	50,327
Franklin Street Properties Corp.	5,382	71,042
General Growth Properties, Inc.	10,296	218,584
The Geo Group, Inc.	5,031	177,443
Getty Realty Corp.	3,042	58,346
Gladstone Commercial Corp.	702	13,268

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Glimcher Realty Trust	10,413	$106,733
Government Properties Income Trust	3,744	91,541
Hatteras Financial Corp.	12,987	236,363
HCP, Inc.	5,967	247,630
Health Care REIT, Inc.	3,861	250,386
Healthcare Realty Trust, Inc.	6,435	154,504
Healthcare Trust of America, Inc., Class A	14,976	174,021
Hersha Hospitality Trust	13,689	77,617
Highwoods Properties, Inc.	4,563	176,132
Home Properties, Inc.	819	49,394
Hospitality Properties Trust	1,521	44,687
Host Hotels & Resorts, Inc.	9,945	184,480
Hudson Pacific Properties, Inc.	3,276	67,780
Inland Real Estate Corp.	7,020	75,044
Invesco Mortgage Capital, Inc.	18,603	287,416
Investors Real Estate Trust	6,669	57,487
iStar Financial, Inc.	6,318	79,796
JAVELIN Mortgage Investment Corp.	2,340	27,776
Kilroy Realty Corp.	1,170	62,197
Kimco Realty Corp.	5,733	123,145
Kite Realty Group Trust	8,073	51,667
LaSalle Hotel Properties	7,371	228,870
Lexington Realty Trust	17,199	201,228
Liberty Property Trust	1,638	60,917
LTC Properties, Inc.	2,457	96,929
The Macerich Co.	1,755	103,914
Mack-Cali Realty Corp.	6,903	141,926
Medical Properties Trust, Inc.	12,753	166,299
MFA Financial, Inc.	7,137	52,885
Mid-America Apartment Communities, Inc.	5,039	334,590
Monmouth Real Estate Investment Corp., Class A	6,669	61,488
National Health Investors, Inc.	1,755	109,723
National Retail Properties, Inc.	2,457	84,521
New York Mortgage Trust, Inc.	13,104	84,128
NorthStar Realty Finance Corp.	41,418	386,430
Omega Healthcare Investors, Inc.	3,159	105,005
One Liberty Properties, Inc.	819	17,314
Parkway Properties, Inc.	3,042	55,091

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Pebblebrook Hotel Trust	4,680	$141,336
Pennsylvania Real Estate Investment Trust	6,084	110,303
PennyMac Mortgage Investment Trust	13,455	310,407
Piedmont Office Realty Trust, Inc., Class A	1,989	36,757
Plum Creek Timber Co., Inc.	1,989	90,301
Post Properties, Inc.	4,797	219,415
Potlatch Corp.	2,925	119,428
Prologis, Inc.	7,137	285,123
PS Business Parks, Inc.	1,404	114,412
Public Storage	1,989	332,103
RAIT Financial Trust	13,806	104,235
Ramco-Gershenson Properties Trust	3,861	62,780
Rayonier, Inc.	1,521	71,517
Realty Income Corp.	2,574	107,213
Redwood Trust, Inc.	14,859	260,330
Regency Centers Corp.	1,287	66,486
Resource Capital Corp.	21,177	130,239
Retail Opportunity Investments Corp.	4,563	67,532
Retail Properties of America, Inc., Class A	2,223	31,811
RLJ Lodging Trust	9,828	248,255
Rouse Properties, Inc.	2,106	42,583
Ryman Hospitality Properties, Inc.	3,510	129,554
Sabra Health Care REIT, Inc.	2,223	59,799
Saul Centers, Inc.	936	43,992
Select Income REIT	5,148	141,827
Senior Housing Properties Trust	2,106	51,892
Simon Property Group, Inc.	4,095	632,882
SL Green Realty Corp.	1,170	110,647
Sovran Self Storage, Inc.	2,223	170,037
Spirit Realty Capital, Inc.	24,921	260,674
STAG Industrial, Inc.	4,446	92,966
Starwood Property Trust, Inc.	5,967	153,292
Strategic Hotels & Resorts, Inc.	13,572	118,076
Summit Hotel Properties, Inc.	5,733	52,686
Sun Communities, Inc.	2,340	104,294
Sunstone Hotel Investors, Inc.	13,806	182,929

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Tanger Factory Outlet Centers	1,989	$69,317
Taubman Centers, Inc.	585	38,487
Terreno Realty Corp.	2,223	39,525
Two Harbors Investment Corp.	7,839	73,138
UDR, Inc.	3,393	84,180
UMH Properties, Inc.	3,276	32,957
Universal Health Realty Income Trust	936	41,109
Urstadt Biddle Properties, Inc., Class A	3,393	66,978
Ventas, Inc.	3,978	259,525
Vornado Realty Trust	2,457	218,820
Washington Real Estate Investment Trust	3,510	91,997
Weingarten Realty Investors	1,287	40,836
Western Asset Mortgage Capital Corp.	3,978	64,086
Weyerhaeuser Co.	8,073	245,419
Whitestone REIT	1,287	17,748
Winthrop Realty Trust	1,638	19,279
WP Carey, Inc.	819	54,554
ZAIS Financial Corp.	1,404	24,430
		19,284,546
Real Estate Management & Development – 0.2%
Alexander & Baldwin, Inc.*	3,276	121,212
Altisource Portfolio Solutions S.A.*	1,404	220,821
CBRE Group, Inc., Class A*	3,393	78,819
Forest City Enterprises, Inc., Class A*	5,733	116,151
Forestar Group, Inc.*	2,574	57,477
The Howard Hughes Corp.*	819	95,864
Jones Lang LaSalle, Inc.	468	44,554
Kennedy-Wilson Holdings, Inc.	3,861	77,374
Realogy Holdings Corp.*	1,755	72,201
The St. Joe Co.*	6,435	120,142
Tejon Ranch Co.*	1,053	38,982
		1,043,597
Road & Rail – 1.2%
AMERCO	1,287	259,884
Arkansas Best Corp.	2,808	76,855
Avis Budget Group, Inc.*	20,007	626,819

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Celadon Group, Inc.	3,510	$65,075
Con-way, Inc.	9,945	409,734
CSX Corp.	14,274	371,980
Genesee & Wyoming, Inc., Class A*	1,404	140,175
Heartland Express, Inc.	2,457	35,283
Hertz Global Holdings, Inc.*	3,861	88,649
J.B. Hunt Transport Services, Inc.	1,170	87,785
Kansas City Southern	1,404	170,614
Knight Transportation, Inc.	4,212	71,478
Landstar System, Inc.	3,393	187,599
Marten Transport Ltd.	4,095	72,236
Norfolk Southern Corp.	4,212	362,316
Old Dominion Freight Line, Inc.*	2,457	115,233
Quality Distribution, Inc.*	3,744	38,488
Roadrunner Transportation Systems, Inc.*	1,287	34,106
Ryder System, Inc.	9,009	593,062
Saia, Inc.*	2,223	72,314
Swift Transportation Co.*	19,539	425,755
Union Pacific Corp.	6,435	974,259
Werner Enterprises, Inc.	3,510	81,292
		5,360,991
Semiconductors & Semiconductor Equipment – 2.3%
Advanced Energy Industries, Inc.*	3,627	75,732
Advanced Micro Devices, Inc.*	52,650	175,851
Altera Corp.	4,797	161,179
Amkor Technology, Inc.*	25,623	136,058
ANADIGICS, Inc.*	7,605	15,362
Analog Devices, Inc.	4,212	207,652
Applied Materials, Inc.	16,263	290,295
Applied Micro Circuits Corp.*	4,914	57,297
Atmel Corp.*	33,345	242,752
ATMI, Inc.*	2,223	60,777
Avago Technologies Ltd.	2,691	122,252
Broadcom Corp., Class A	7,839	209,458
Brooks Automation, Inc.	4,914	47,371
Cabot Microelectronics Corp.*	1,755	71,762
Cavium, Inc.*	4,212	169,786
Ceva, Inc.*	1,755	25,149
Cirrus Logic, Inc.*	11,700	262,431

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Cohu, Inc.	2,223	$21,252
Cree, Inc.*	1,521	92,401
Cypress Semiconductor Corp.*	10,062	93,375
Diodes, Inc.*	2,808	68,010
Entegris, Inc.*	11,583	119,884
Entropic Communications, Inc.*	8,775	37,557
Exar Corp.*	2,808	32,376
Fairchild Semiconductor International, Inc.*	9,828	124,521
First Solar, Inc.*	1,521	76,461
FormFactor, Inc.*	5,031	26,262
Freescale Semiconductor Ltd.*	2,808	43,356
GT Advanced Technologies, Inc.*	20,475	153,562
Hittite Microwave Corp.*	2,574	164,453
Inphi Corp.*	1,521	22,420
Integrated Device Technology, Inc.*	10,647	113,284
Integrated Silicon Solution, Inc.*	4,797	51,712
Intel Corp.	56,394	1,377,705
Intermolecular, Inc.*	1,287	7,465
International Rectifier Corp.*	5,148	134,054
Intersil Corp., Class A	9,945	110,986
IXYS Corp.	1,872	21,771
KLA-Tencor Corp.	1,872	122,803
Kopin Corp.*	4,914	18,034
Kulicke & Soffa Industries, Inc.*	14,157	182,625
Lam Research Corp.*	2,340	126,898
Lattice Semiconductor Corp.*	7,137	36,613
Linear Technology Corp.	2,925	120,334
LSI Corp.	7,605	64,490
LTX-Credence Corp.*	4,095	25,102
M/A-COM Technology Solutions Holdings, Inc.*	1,053	18,185
Magnachip Semiconductor Corp.*	4,212	78,722
Marvell Technology Group Ltd.	4,797	57,564
Maxim Integrated Products, Inc.	3,978	118,147
MaxLinear, Inc., Class A*	1,287	11,145
Micrel, Inc.	5,382	49,514
Microchip Technology, Inc.	2,457	105,553
Micron Technology, Inc.*	11,583	204,787
Microsemi Corp.*	17,082	429,271
MKS Instruments, Inc.	3,744	110,972

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Monolithic Power Systems, Inc.	2,457	$78,231
Nanometrics, Inc.*	1,872	34,782
NVE Corp.*	702	37,466
NVIDIA Corp.	7,839	118,996
OmniVision Technologies, Inc.*	9,828	137,690
ON Semiconductor Corp.*	7,137	50,387
PDF Solutions, Inc.*	1,989	45,687
Peregrine Semiconductor Corp.*	2,574	20,952
Pericom Semiconductor Corp.*	1,872	15,126
Photronics, Inc.*	7,839	65,848
PLX Technology, Inc.*	2,340	14,134
PMC – Sierra, Inc.*	17,082	100,271
Power Integrations, Inc.	2,223	127,689
Rambus, Inc.*	8,073	70,558
RF Micro Devices, Inc.*	20,826	109,337
Rubicon Technology, Inc.*	1,755	15,093
Rudolph Technologies, Inc.*	2,691	28,525
Semtech Corp.*	5,382	167,434
Sigma Designs, Inc.*	1,638	8,911
Silicon Image, Inc.*	5,967	31,327
Silicon Laboratories, Inc.*	3,276	131,761
Skyworks Solutions, Inc.*	2,457	63,341
Spansion, Inc., Class A*	9,243	110,639
SunEdison, Inc.*	19,656	182,801
SunPower Corp.*	3,510	105,967
Supertex, Inc.	819	20,893
Teradyne, Inc.*	2,106	36,834
Tessera Technologies, Inc.	5,265	100,140
Texas Instruments, Inc.	16,263	684,347
TriQuint Semiconductor, Inc.*	14,508	115,048
Ultra Clean Holdings, Inc.*	5,148	47,928
Ultratech, Inc.*	2,223	52,885
Veeco Instruments, Inc.*	3,042	88,857
Xilinx, Inc.	3,744	170,052
		10,294,727
Software – 3.1%
Accelrys, Inc.*	3,276	30,631
ACI Worldwide, Inc.*	3,159	174,124
Activision Blizzard, Inc.	5,616	93,450
Actuate Corp.*	3,510	28,115
Adobe Systems, Inc.*	7,020	380,484

	Shares	Value
Software – (continued)
Advent Software, Inc.	2,925	$98,134
American Software, Inc., Class A	2,574	22,522
ANSYS, Inc.*	1,287	112,548
Aspen Technology, Inc.*	7,020	268,375
Autodesk, Inc.*	3,159	126,076
Blackbaud, Inc.	3,159	113,724
Bottomline Technologies de, Inc.*	3,042	95,580
BroadSoft, Inc.*	2,106	68,908
CA, Inc.	4,095	130,057
Cadence Design Systems, Inc.*	3,861	50,077
Callidus Software, Inc.*	2,457	25,430
Check Point Software Technologies Ltd.*	2,457	142,555
Citrix Systems, Inc.*	2,808	159,438
CommVault Systems, Inc.*	1,521	118,760
Compuware Corp.	16,029	171,190
Comverse, Inc.*	4,563	144,100
Concur Technologies, Inc.*	702	73,429
Digimarc Corp.	468	9,856
Ebix, Inc.	6,084	69,236
Electronic Arts, Inc.*	4,212	110,565
Ellie Mae, Inc.*	1,989	57,482
Epiq Systems, Inc.	5,382	80,515
ePlus, Inc.	702	38,161
FactSet Research Systems, Inc.	468	50,984
Fair Isaac Corp.	2,808	160,842
Fortinet, Inc.*	10,530	211,758
Glu Mobile, Inc.*	4,329	14,719
Guidance Software, Inc.*	1,053	9,203
Guidewire Software, Inc.*	4,446	225,501
Imperva, Inc.*	1,521	58,315
Infoblox, Inc.*	3,510	156,020
Informatica Corp.*	1,404	54,194
Interactive Intelligence Group, Inc.*	1,053	64,707
Intuit, Inc.	4,329	309,134
Jive Software, Inc.*	3,042	33,127
Manhattan Associates, Inc.*	1,521	162,002
Mentor Graphics Corp.	6,786	149,835
MICROS Systems, Inc.*	1,170	63,473
Microsoft Corp.	87,399	3,089,555
MicroStrategy, Inc., Class A*	819	99,910
Model N, Inc.*	585	5,259

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Monotype Imaging Holdings, Inc.	2,574	$72,638
Net 1 UEPS Technologies, Inc.*	7,488	88,957
Netscout Systems, Inc.*	3,276	92,776
NetSuite, Inc.*	819	82,621
Nuance Communications, Inc.*	3,510	54,616
Oracle Corp.	50,427	1,689,305
Pegasystems, Inc.	1,287	48,983
Progress Software Corp.*	4,563	118,455
Proofpoint, Inc.*	1,170	37,019
PROS Holdings, Inc.*	1,755	62,039
PTC, Inc.*	9,126	252,973
Qlik Technologies, Inc.*	6,669	168,992
Qualys, Inc.*	819	17,035
Rally Software Development Corp.*	936	25,113
RealPage, Inc.*	3,861	94,710
Red Hat, Inc.*	2,808	121,502
Rosetta Stone, Inc.*	936	14,208
Rovi Corp.*	16,146	270,607
Salesforce.com, Inc.*	7,488	399,560
Seachange International, Inc.*	2,106	29,884
ServiceNow, Inc.*	1,404	76,672
Silver Spring Networks, Inc.*	585	12,776
SolarWinds, Inc.*	819	29,640
Solera Holdings, Inc.	702	39,466
Splunk, Inc.*	1,053	66,034
SS&C Technologies Holdings, Inc.*	4,329	170,130
Symantec Corp.	9,477	215,507
Synchronoss Technologies, Inc.*	2,223	76,960
Synopsys, Inc.*	2,106	76,764
Take-Two Interactive Software, Inc.*	7,488	134,110
Tangoe, Inc.*	2,340	44,694
Telenav, Inc.*	351	2,545
TIBCO Software, Inc.*	2,106	51,723
TiVo, Inc.*	10,062	133,724
Tyler Technologies, Inc.*	2,340	226,301
The Ultimate Software Group, Inc.*	2,340	361,483
VASCO Data Security International, Inc.*	1,755	13,180

	Shares	Value
Software – (continued)
Verint Systems, Inc.*	3,978	$145,277
VirnetX Holding Corp.*	2,340	50,872
VMware, Inc., Class A*	1,170	95,098
Vringo, Inc.*	3,978	11,218
Workday, Inc., Class A*	468	35,039
Zynga, Inc., Class A*	50,661	181,873
		13,905,139
Specialty Retail – 3.0%
Aaron’s, Inc.	5,967	169,284
Abercrombie & Fitch Co., Class A	468	17,541
Advance Auto Parts, Inc.	1,053	104,436
Aeropostale, Inc.*	5,733	53,260
American Eagle Outfitters, Inc.	2,340	36,247
America’s Car-Mart, Inc.*	1,053	48,164
ANN, Inc.*	8,892	314,421
Asbury Automotive Group, Inc.*	5,382	258,605
Ascena Retail Group, Inc.*	2,925	57,886
AutoNation, Inc.*	585	28,214
AutoZone, Inc.*	468	203,435
Barnes & Noble, Inc.*	7,254	102,499
bebe stores, inc.	2,691	16,227
Bed Bath & Beyond, Inc.*	3,159	244,254
Best Buy Co., Inc.	3,276	140,213
Big 5 Sporting Goods Corp.	2,808	53,099
Body Central Corp.*	936	5,242
Brown Shoe Co., Inc.	7,137	160,154
The Buckle, Inc.	1,989	97,342
Cabela’s, Inc.*	1,287	76,345
CarMax, Inc.*	3,159	148,441
The Cato Corp., Class A	4,914	147,273
Chico’s FAS, Inc.	4,329	74,242
The Children’s Place Retail Stores, Inc.*	1,638	89,418
Christopher & Banks Corp.*	2,457	14,177
Citi Trends, Inc.*	2,340	34,351
Conn’s, Inc.*	1,989	120,215
Destination Maternity Corp.	2,340	73,102
Destination XL Group, Inc.*	7,605	52,855
Dick’s Sporting Goods, Inc.	1,287	68,481
DSW, Inc., Class A	2,808	246,177

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Express, Inc.*	16,146	$374,749
The Finish Line, Inc., Class A	9,243	231,445
Five Below, Inc.*	3,276	158,100
Foot Locker, Inc.	1,521	52,779
Francesca’s Holdings Corp.*	3,627	65,250
GameStop Corp., Class A	1,521	83,381
The Gap, Inc.	4,212	155,802
Genesco, Inc.*	4,095	278,910
GNC Holdings, Inc., Class A	1,404	82,583
Group 1 Automotive, Inc.	3,744	239,616
Guess?, Inc.	10,647	332,719
Haverty Furniture Cos, Inc.	1,404	39,045
hhgregg, Inc.*	2,925	45,367
Hibbett Sports, Inc.*	2,106	122,843
The Home Depot, Inc.	19,890	1,549,232
Jos A Bank Clothiers, Inc.*	2,223	106,659
Kirkland’s, Inc.*	2,340	41,535
L Brands, Inc.	3,510	219,761
Lithia Motors, Inc., Class A	3,978	250,017
Lowe’s Cos., Inc.	15,210	757,154
Lumber Liquidators Holdings, Inc.*	1,989	227,124
MarineMax, Inc.*	1,755	25,851
Mattress Firm Holding Corp.*	1,287	38,687
The Men’s Wearhouse, Inc.	8,541	361,284
Monro Muffler Brake, Inc.	2,106	96,876
New York & Co., Inc.*	1,755	8,986
Office Depot, Inc.*	23,049	128,844
OfficeMax, Inc.	15,210	227,846
O’Reilly Automotive, Inc.*	1,638	202,801
Pacific Sunwear of California, Inc.*	3,042	8,183
Penske Automotive Group, Inc.	7,722	305,946
The Pep Boys-Manny Moe & Jack*	3,393	43,905
PetSmart, Inc.	1,521	110,668
Pier 1 Imports, Inc.	7,722	161,235
RadioShack Corp.*	18,135	50,959
Rent-A-Center, Inc.	9,828	336,511
Restoration Hardware Holdings, Inc.*	2,223	155,032
Ross Stores, Inc.	3,159	244,349
Sally Beauty Holdings, Inc.*	2,340	61,589

	Shares	Value
Specialty Retail – (continued)
Sears Hometown and Outlet Stores, Inc.*	2,223	$61,933
Select Comfort Corp.*	3,627	66,447
Shoe Carnival, Inc.	2,223	57,776
Signet Jewelers Ltd.	819	61,146
Sonic Automotive, Inc., Class A	6,084	135,551
Stage Stores, Inc.	2,223	45,905
Staples, Inc.	6,903	111,276
Stein Mart, Inc.	4,914	72,580
Tiffany & Co.	1,638	129,680
Tile Shop Holdings, Inc.*	1,872	41,802
Tilly’s, Inc., Class A*	1,170	17,035
TJX Cos., Inc.	10,062	611,669
Tractor Supply Co.	1,872	133,567
Ulta Salon Cosmetics & Fragrance, Inc.*	936	120,604
Urban Outfitters, Inc.*	1,170	44,320
Vitamin Shoppe, Inc.*	2,574	120,746
West Marine, Inc.*	1,287	15,714
The Wet Seal, Inc., Class A*	8,541	28,271
Williams-Sonoma, Inc.	1,170	61,355
Winmark Corp.	117	8,566
Zumiez, Inc.*	1,521	45,082
		13,230,248
Textiles, Apparel & Luxury Goods – 1.0%
American Apparel, Inc.*	8,073	10,818
Carter’s, Inc.	1,170	80,905
Coach, Inc.	4,095	207,535
Columbia Sportswear Co.	819	54,767
Crocs, Inc.*	16,380	199,508
Deckers Outdoor Corp.*	3,042	209,381
Fifth & Pacific Cos., Inc.*	9,477	251,046
Fossil Group, Inc.*	702	89,112
G-III Apparel Group Ltd.*	3,042	172,542
Hanesbrands, Inc.	1,053	71,730
Iconix Brand Group, Inc.*	7,839	282,909
The Jones Group, Inc.	13,806	214,545
Lululemon Athletica, Inc.*	1,404	96,946
Michael Kors Holdings Ltd.*	2,574	198,069
Movado Group, Inc.	1,287	60,013
NIKE, Inc., Class B	10,296	780,025
Oxford Industries, Inc.	936	67,177

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	91

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Perry Ellis International, Inc.	2,457	$46,708
PVH Corp.	1,053	131,172
Quiksilver, Inc.*	9,711	80,796
Ralph Lauren Corp.	819	135,659
Skechers U.S.A., Inc., Class A*	4,212	122,738
Steven Madden Ltd.*	4,385	160,842
Tumi Holdings, Inc.*	3,276	69,943
Under Armour, Inc., Class A*	936	75,956
Unifi, Inc.*	585	14,268
Vera Bradley, Inc.*	1,755	38,873
VF Corp.	1,170	251,550
Wolverine World Wide, Inc.	3,627	209,423
		4,384,956
Thrifts & Mortgage Finance – 0.7%
Astoria Financial Corp.	13,572	179,286
Bank Mutual Corp.	2,223	14,138
Beneficial Mutual Bancorp, Inc.*	2,691	26,237
Berkshire Hills Bancorp, Inc.	4,563	115,763
BofI Holding, Inc.*	1,170	70,691
Brookline Bancorp, Inc.	12,870	114,157
Capitol Federal Financial, Inc.	11,232	142,309
Dime Community Bancshares, Inc.	5,148	84,221
EverBank Financial Corp.	15,678	237,051
Federal Agricultural Mortgage Corp., Class C	1,872	66,812
First Defiance Financial Corp.	1,404	36,251
Flagstar Bancorp, Inc.*	3,627	58,794
HomeStreet, Inc.	2,223	42,281
Hudson City Bancorp, Inc.	5,148	46,229
MGIC Investment Corp.*	26,325	214,286
Nationstar Mortgage Holdings, Inc.*	585	30,022
New York Community Bancorp, Inc.	4,680	75,863
Northfield Bancorp, Inc.	2,808	36,307
Northwest Bancshares, Inc.	6,786	94,936
OceanFirst Financial Corp.	2,574	45,277
Ocwen Financial Corp.*	2,925	164,473
Oritani Financial Corp.	3,276	53,137
People’s United Financial, Inc.	4,446	64,156
Provident Financial Holdings, Inc.	702	10,642

	Shares	Value
Thrifts & Mortgage Finance – (continued)
Provident Financial Services, Inc.	9,477	$177,599
Provident New York Bancorp	2,808	32,910
Radian Group, Inc.	15,210	221,610
Rockville Financial, Inc.	936	12,308
Security National Financial Corp., Class A*	2,223	13,049
Territorial Bancorp, Inc.	234	5,104
TFS Financial Corp.*	1,287	15,624
Tree.com, Inc.	351	10,358
TrustCo Bank Corp. NY	16,380	110,074
United Financial Bancorp, Inc.	2,457	38,526
Walker & Dunlop, Inc.*	3,744	48,597
Washington Federal, Inc.	19,305	439,768
Westfield Financial, Inc.	1,404	10,123
WSFS Financial Corp.	1,287	90,103
		3,249,072
Tobacco – 0.9%
Alliance One International, Inc.*	15,561	46,216
Altria Group, Inc.	28,080	1,045,418
Lorillard, Inc.	5,265	268,568
Philip Morris International, Inc.	22,581	2,012,419
Reynolds American, Inc.	4,446	228,391
Universal Corp.	4,212	223,362
Vector Group Ltd.	8,106	131,074
		3,955,448
Trading Companies & Distributors – 0.7%
Aceto Corp.	4,446	70,914
Air Lease Corp.	5,499	161,671
Aircastle Ltd.	7,371	139,091
Applied Industrial Technologies, Inc.	3,042	143,917
Beacon Roofing Supply, Inc.*	3,393	117,771
CAI International, Inc.*	3,276	71,712
DXP Enterprises, Inc.*	702	64,514
Edgen Group, Inc.*	7,722	92,432
Fastenal Co.	3,627	180,625
GATX Corp.	3,042	156,815
H&E Equipment Services, Inc.*	1,989	49,785
Houston Wire & Cable Co.	3,042	42,192
Kaman Corp.	5,499	204,453
MRC Global, Inc.*	18,954	529,764

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
MSC Industrial Direct Co., Inc., Class A	585	$44,676
Rush Enterprises, Inc., Class A*	6,084	174,124
TAL International Group, Inc.*	5,967	288,266
Textainer Group Holdings Ltd.	2,808	106,423
Titan Machinery, Inc.*	1,638	28,894
United Rentals, Inc.*	1,404	90,684
W.W. Grainger, Inc.	819	220,286
Watsco, Inc.	2,340	222,979
WESCO International, Inc.*	819	69,992
		3,271,980
Transportation Infrastructure – 0.0%†
Aegean Marine Petroleum Network, Inc.	5,616	55,149
Wesco Aircraft Holdings, Inc.*	2,691	49,299
		104,448
Water Utilities – 0.1%
American States Water Co.	2,808	79,972
American Water Works Co., Inc.	2,457	105,332
Aqua America, Inc.	1,989	50,083
California Water Service Group	3,744	81,619
Connecticut Water Service, Inc.	936	29,999
Middlesex Water Co.	1,170	24,254
SJW Corp.	936	26,423
York Water Co.	1,755	36,346
		434,028
Wireless Telecommunication Services – 0.3%
Boingo Wireless, Inc.*	1,287	8,726
Crown Castle International Corp.*	4,212	320,196
Leap Wireless International, Inc.*	9,711	156,347
NII Holdings, Inc.*	32,292	111,084
NTELOS Holdings Corp.	2,223	42,326
SBA Communications Corp., Class A*	1,638	143,276
Shenandoah Telecommunications Co.	3,042	84,355
Sprint Corp.*	21,879	147,246
Telephone & Data Systems, Inc.	8,775	273,604

	Shares	Value
Wireless Telecommunication Services – (continued)
T-Mobile US, Inc.*	1,861	$51,606
USA Mobility, Inc.	3,978	59,352
		1,398,118
Total Common Stocks (Cost $361,979,298)		442,376,686
	No. of Rights
RIGHTS – 0.0%†
Caesars Entertainment Corp., expiring 11/02/13 at 8.64 USD* ^	3,105	—
Total Rights (Cost $–)		—
	No. of Warrants
WARRANTS – 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD* ^	2,849	—
Tejon Ranch Co., expiring 08/31/16 at 40.00 USD*	142	760
Total Warrants (Cost $–)		760
	Principal Amount	Value
U.S. Government & Agency Security – 0.0%†
U.S. Treasury Bill 0.00%, due 04/10/14(a) (b)	$275,000	274,933
Total U.S. Government & Agency Security (Cost $274,932)		274,933
Total Investment Securities (Cost $362,254,230) – 98.8%		442,652,379
Other assets less liabilities –1.2%		5,240,848
NET ASSETS – 100.0%		$447,893,227

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	93

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $0.00 or 0.00% of net assets.

†	Amount represents less than 0.05%.

(a)	Zero coupon security. Rate disclosed is yield as of October 31, 2013.

(b)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,669,001
Aggregate gross unrealized depreciation	(4,312,107)
Net unrealized appreciation	$80,356,894
Federal income tax cost of investments	$362,295,485

Investment in a company which was affiliated for the year ended October 31, 2013, was as follows:

Security	Value October 31, 2012	Purchases at Cost	Sales at Cost	Value October 31, 2013	Dividend Income	Realized Gain
Northern Trust Corp.	$63,356	$122,252	$1,425	$198,034	$2,586	$488

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 400® Futures Contracts	8	12/20/13	$1,029,120	$32,620
E-Mini S&P 500® Futures Contracts	29	12/20/13	2,538,950	90,018
Mini Russell 2000® Futures Contracts	17	12/20/13	1,866,260	51,260
				$173,898

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS –99.4%
Aerospace & Defense – 0.9%
BAE Systems PLC	48,451	$353,945
Bombardier, Inc., Class A	800	3,659
Bombardier, Inc., Class B	19,657	89,346
CAE, Inc.	1,384	15,859
Chemring Group PLC	30,077	105,100
Cobham PLC	21,550	99,781
Elbit Systems Ltd.	412	22,068
European Aeronautic Defence and Space Co. N.V.	8,922	613,872
Finmeccanica SpA*	5,354	39,342
Kongsberg Gruppen AS	2,303	48,013
MacDonald Dettwiler & Associates Ltd.	250	19,070
Meggitt PLC	11,405	104,901
MTU Aero Engines AG	677	67,731
QinetiQ Group PLC	35,367	112,448
Rolls-Royce Holdings PLC*	27,651	510,877
Rolls-Royce Holdings PLC (Preference)*^	2,377,986	3,821
Saab AB, Class B	233	4,681
Safran S.A.	3,250	207,995
Singapore Technologies Engineering Ltd.	27,000	91,861
Thales S.A.	1,878	115,402
Ultra Electronics Holdings PLC	3,003	93,308
Zodiac Aerospace	502	80,531
		2,803,611
Air Freight & Logistics – 0.4%
Bollore S.A.	30	16,389
CWT Ltd.	53,000	59,395
Deutsche Post AG (Registered)	13,275	449,830
Freightways Ltd.	5,961	21,563
Goodpack Ltd.	11,000	16,983
Mainfreight Ltd.	6,603	63,401
Oesterreichische Post AG	116	5,459
Panalpina Welttransport Holding AG	164	24,612
PostNL N.V.*	64,452	338,398
The Shibusawa Warehouse Co. Ltd.	2,000	8,501

	Shares	Value
Air Freight & Logistics – (continued)
Singapore Post Ltd.	5,000	$5,281
TNT Express N.V.	2,492	23,038
Toll Holdings Ltd.	4,946	27,024
Yamato Holdings Co. Ltd.	5,100	109,475
Yusen Logistics Co. Ltd.	2,100	23,716
		1,193,065
Airlines – 0.2%
Air Berlin PLC*	3,525	8,147
Air France-KLM*	4,281	44,872
Air New Zealand Ltd.	2,717	3,621
ANA Holdings, Inc.	35,000	73,132
Cathay Pacific Airways Ltd.	13,000	25,789
Deutsche Lufthansa AG*	2,937	56,958
easyJet PLC	2,212	46,519
Finnair Oyj	10,395	39,711
International Consolidated Airlines Group S.A.*	10,341	57,800
Japan Airlines Co. Ltd.	1,100	64,244
Norwegian Air Shuttle AS*	532	21,905
Qantas Airways Ltd.*	1,868	2,202
SAS AB*	15,830	47,703
Singapore Airlines Ltd.	7,000	58,862
Skymark Airlines, Inc.	2,900	9,932
Tiger Airways Holdings Ltd.*	16,800	7,043
Virgin Australia Holdings Ltd.*	138,569	54,455
		622,895
Auto Components – 1.6%
Aisin Seiki Co. Ltd.	2,500	101,289
Akebono Brake Industry Co. Ltd.	5,500	26,404
Brembo SpA	5,280	139,902
Bridgestone Corp.	10,000	341,963
Cie Generale des Etablissements Michelin	2,760	288,996
Continental AG	1,503	275,747
Daido Metal Co. Ltd.	4,000	41,953
Denso Corp.	7,500	359,673
Eagle Industry Co. Ltd.	1,000	16,043
ElringKlinger AG	2,209	94,208
Exedy Corp.	2,000	59,342
Faurecia*	7,678	224,840

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS –(continued)
Auto Components – (continued)
Futaba Industrial Co. Ltd.*	5,700	$21,206
GKN PLC	24,853	146,898
G-Tekt Corp.	1,400	41,311
HI-LEX Corp.	3,900	84,114
Keihin Corp.	3,400	55,413
Kinugawa Rubber Industrial Co. Ltd.	9,000	49,628
Koito Manufacturing Co. Ltd.	1,000	18,194
KYB Co. Ltd.	8,000	46,152
Leoni AG	4,901	333,212
Linamar Corp.	6,875	231,133
Magna International, Inc.	3,128	264,883
Martinrea International, Inc.	12,128	128,508
Musashi Seimitsu Industry Co. Ltd.	2,900	68,340
NGK Spark Plug Co. Ltd.	3,000	68,342
NHK Spring Co. Ltd.	400	4,171
Nifco, Inc.	200	5,321
Nippon Seiki Co. Ltd.	5,000	81,541
Nissin Kogyo Co. Ltd.	2,200	41,058
NOK Corp.	800	12,329
Nokian Renkaat Oyj	1,328	67,288
Pirelli & C. SpA	6,530	92,149
Plastic Omnium S.A.	3,324	95,350
Press Kogyo Co. Ltd.	14,000	61,360
Riken Corp.	15,000	65,590
Sanden Corp.	13,000	52,604
Showa Corp.	4,100	56,709
Stanley Electric Co. Ltd.	1,600	37,150
Sumitomo Rubber Industries Ltd.	1,600	22,212
Tachi-S Co. Ltd.	3,900	62,171
Topre Corp.	5,600	78,426
Toyo Tire & Rubber Co. Ltd.	8,000	46,642
Toyoda Gosei Co. Ltd.	200	4,986
Toyota Industries Corp.	2,500	109,953
TPR Co. Ltd.	3,700	70,108
TS Tech Co. Ltd.	300	11,222
Unipres Corp.	5,900	118,890
Valeo S.A.	1,026	102,033
Xinyi Glass Holdings Ltd.	10,000	9,906
The Yokohama Rubber Co. Ltd.	1,000	9,765
Yorozu Corp.	1,200	23,667
		4,870,295

	Shares	Value
Automobiles – 2.6%
Bayerische Motoren Werke AG	4,777	$542,536
Bayerische Motoren Werke AG (Preference)	1,203	100,713
Daihatsu Motor Co. Ltd.	4,200	81,423
Daimler AG	14,119	1,160,132
FFP*	1,031	59,752
Fiat SpA*	12,577	99,000
Fuji Heavy Industries Ltd.	9,200	250,466
Honda Motor Co. Ltd.	25,000	997,605
Isuzu Motors Ltd.	15,000	92,957
Mazda Motor Corp.*	33,000	147,997
Mitsubishi Motors Corp.*	5,800	64,911
Nissan Motor Co. Ltd.	37,600	376,345
Peugeot S.A.*	2,813	37,118
Piaggio & C SpA	4,425	12,790
Porsche Automobil Holding SE (Preference)	2,325	218,066
Renault S.A.	2,753	241,442
Suzuki Motor Corp.	5,700	142,979
Toyota Motor Corp.	41,500	2,690,246
Volkswagen AG	426	104,536
Volkswagen AG (Preference)	2,175	553,534
Yamaha Motor Co. Ltd.	3,600	54,967
		8,029,515
Beverages – 1.6%
Anheuser-Busch InBev N.V.	11,687	1,217,057
Asahi Group Holdings Ltd.	5,200	140,455
Britvic PLC	12,126	121,760
C&C Group PLC	5,331	31,287
Carlsberg A/S, Class B	1,576	157,564
Coca-Cola Amatil Ltd.	8,800	107,498
Coca-Cola East Japan Co. Ltd.	2,606	46,218
Coca-Cola West Co. Ltd.	200	4,059
Corby Distilleries Ltd., Class A	638	12,511
Cott Corp.	8,102	66,348
Damm S.A.	3,415	22,749
Davide Campari-Milano SpA	2,464	21,506
Diageo PLC	38,287	1,222,241
Heineken Holding N.V.	1,500	95,631
Heineken N.V.	3,200	221,435
Ito En Ltd.	200	4,493
Kirin Holdings Co. Ltd.	14,000	204,342

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Molson Coors Canada, Inc., Class B	620	$33,234
Pernod-Ricard S.A.	3,252	391,267
Remy Cointreau S.A.	137	13,537
Royal UNIBREW A/S	424	54,485
SABMiller PLC	13,978	730,753
Sapporo Holdings Ltd.	2,000	8,888
Takara Holdings, Inc.	1,000	9,143
Treasury Wine Estates Ltd.	10,860	48,334
		4,986,795
Biotechnology – 0.5%
3-D Matrix Ltd.*	200	6,778
Abcam PLC	7,151	57,961
Actelion Ltd. (Registered)*	1,955	151,663
Active Biotech AB*	2,024	22,520
Algeta ASA*	597	23,739
Basilea Pharmaceutica*	531	58,052
CK Life Sciences International Holdings, Inc.	48,000	4,458
CSL Ltd.	7,578	498,731
Elan Corp. PLC*	4,422	73,343
Genmab A/S*	2,058	89,466
Genus PLC	2,753	58,383
Grifols S.A.	2,253	92,517
Grifols S.A., Class B	2,614	78,538
Japan Tissue Engineering Co. Ltd.*	2	10,641
Mesoblast Ltd.*	9,717	60,730
NicOx S.A.*	2,113	7,124
Novozymes A/S, Class B	3,827	150,115
OncoTherapy Science, Inc.*	2,300	7,033
QLT, Inc.	600	2,610
Sosei Group Corp.*	300	12,843
Swedish Orphan Biovitrum AB*	6,063	58,090
Takara Bio, Inc.	200	4,466
ThromboGenics N.V.*	1,426	39,432
Zeltia S.A.*	4,904	17,001
		1,586,234
Building Products – 0.7%
Asahi Glass Co. Ltd.	21,000	129,498
Assa Abloy AB, Class B	4,876	242,404
Belimo Holding AG	21	54,265

	Shares	Value
Building Products –(continued)
Central Glass Co. Ltd.	25,000	$86,892
Cie de St-Gobain	6,282	330,897
Daikin Industries Ltd.	3,100	177,892
Geberit AG*	577	172,867
GWA Group Ltd.	7,794	22,880
Hills Holdings Ltd.	22,708	39,351
James Halstead PLC	912	4,381
Kingspan Group PLC	2,446	40,968
Lindab International AB*	2,940	28,691
LIXIL Group Corp.	3,300	77,295
Nibe Industrier AB, Class B	3,352	64,387
Nichias Corp.	13,000	87,983
Nichiha Corp.	1,600	22,946
Nippon Sheet Glass Co. Ltd.*	154,000	199,348
Nitto Boseki Co. Ltd.	9,000	41,739
Noritz Corp.	3,200	74,268
Rockwool International A/S, Class B	82	12,951
Sankyo Tateyama, Inc.	2,400	50,735
Sanwa Holdings Corp.	3,000	19,203
Sekisui Jushi Corp.	5,000	72,724
Takara Standard Co. Ltd.	3,000	24,157
Takasago Thermal Engineering Co. Ltd.	400	3,343
TOTO Ltd.	3,000	42,320
Uponor Oyi	3,947	78,075
Wienerberger AG	3,084	53,708
		2,256,168
Capital Markets – 2.2%
3i Group PLC	19,853	119,003
Aberdeen Asset Management PLC	10,801	76,856
ABG Sundal Collier Holding ASA	12,905	10,133
AGF Management Ltd., Class B	2,200	29,049
Alaris Royalty Corp.	880	30,024
Allied Properties HK Ltd.	160,000	26,415
ARA Asset Management Ltd.	15,200	22,487
Ashmore Group PLC	9,027	58,664
Avanza Bank Holding AB	174	5,606
Azimut Holding SpA	1,299	33,042
Banca Generali SpA	2,432	63,712
BinckBank N.V.	9,650	93,146
Boursorama*	2,694	27,066
Brederode S.A.	1,735	64,582

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Canaccord Genuity Group, Inc.	11,326	$71,897
CI Financial Corp.	2,177	72,396
Close Brothers Group PLC	4,162	84,586
Credit Suisse Group AG*	23,582	735,155
Daiwa Securities Group, Inc.	25,000	227,296
Deutsche Bank AG	15,232	737,823
Dundee Corp., Class A*	2,420	46,388
EFG International AG*	1,165	17,175
F&C Asset Management PLC	60,334	98,387
GAM Holding AG*	3,729	70,005
Gimv N.V.	1,502	76,165
GMP Capital, Inc.	8,554	50,938
Hargreaves Lansdown PLC	5,605	107,159
Henderson Group PLC	5,642	19,434
ICAP PLC	13,510	83,608
Ichigo Group Holdings Co. Ltd.	5,200	21,466
Ichiyoshi Securities Co. Ltd.	2,700	38,198
IGM Financial, Inc.	1,825	87,921
Intermediate Capital Group PLC	11,365	87,552
Investec PLC	3,291	23,084
IOOF Holdings Ltd.	6,410	54,569
Jafco Co. Ltd.	300	14,983
Julius Baer Group Ltd.*	2,902	142,897
Jupiter Fund Management PLC	13,502	86,487
kabu.com Securities Co. Ltd.	2,000	10,519
Macquarie Group Ltd.	4,285	206,739
Magellan Financial Group Ltd.	2,303	24,316
Man Group PLC	11,656	16,667
Marusan Securities Co. Ltd.	1,200	9,797
Matsui Securities Co. Ltd.	1,300	13,847
Mediobanca SpA	10,971	100,304
MLP AG	523	3,266
Monex Group, Inc.	3,500	12,700
Nomura Holdings, Inc.	50,400	371,412
Okasan Securities Group, Inc.	4,000	34,410
Paris Orleans S.A.*	3,277	80,993
Partners Group Holding AG	302	78,406
Perpetual Ltd.	1,925	83,852
Ratos AB, Class B	406	3,523
SBI Holdings, Inc.	2,500	30,119
Schroders PLC	1,174	48,644

	Shares	Value
Capital Markets – (continued)
Sprott, Inc.	1,700	$4,304
Sun Hung Kai & Co. Ltd.	160,000	90,184
SVG Capital PLC*	38,466	246,827
Tetragon Financial Group Ltd.	16,858	166,726
Tokai Tokyo Financial Holdings, Inc.	2,200	18,343
Tullett Prebon PLC	34,001	173,711
UBS AG*	55,562	1,077,432
Union Financiere de France BQE S.A.	2,150	51,590
UOB-Kay Hian Holdings Ltd.	35,000	46,842
Uranium Participation Corp.*	11,392	53,309
Value Partners Group Ltd.	6,000	3,645
Verwaltungs- und Privat-Bank AG	536	52,147
Vontobel Holding AG	2,175	87,307
		6,917,235
Chemicals – 3.6%
Achilles Corp.	11,000	18,275
ADEKA Corp.	12,700	148,993
Agrium, Inc.	2,525	215,491
Air Liquide S.A.	4,653	634,473
Air Water, Inc.	1,000	14,270
Akzo Nobel N.V.	3,550	258,493
Alent PLC	17,435	97,086
Arkema S.A.	950	107,997
Asahi Kasei Corp.	16,000	121,496
AZ Electronic Materials S.A.	13,544	62,559
BASF SE	13,982	1,456,624
C Uyemura & Co. Ltd.	700	29,717
Canexus Corp.	3,680	25,619
Chemtrade Logistics Income Fund	3,456	56,471
Chr Hansen Holding A/S	2,277	84,460
Chugoku Marine Paints Ltd.	15,000	85,618
Clariant AG*	2,513	44,402
Croda International PLC	1,952	76,395
Daicel Corp.	6,000	50,515
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,000	62,379
Daiso Co. Ltd.	19,000	57,711
Denki Kagaku Kogyo KK	2,000	8,358
DIC Corp.	2,000	5,769
DuluxGroup Ltd.	17,926	87,421
Earth Chemical Co. Ltd.	400	14,881

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Elementis PLC	21,851	$90,959
EMS-Chemie Holding AG	53	19,358
Essentra PLC	6,723	84,627
Evonik Industries AG*	1,731	65,892
Frutarom Industries Ltd.	1,635	29,377
Fuchs Petrolub SE	27	1,839
Fuchs Petrolub SE (Preference)	880	71,303
Fujimi, Inc.	100	1,343
Fujimori Kogyo Co. Ltd.	800	23,704
Givaudan S.A.*	125	177,793
H&R AG*	1,125	13,641
Hexpol AB	1,480	111,382
Hitachi Chemical Co. Ltd.	1,700	26,043
Incitec Pivot Ltd.	36,455	91,826
Ishihara Sangyo Kaisha Ltd.*	59,000	54,724
Israel Chemicals Ltd.	7,328	60,762
The Israel Corp. Ltd.*	6	3,033
Johnson Matthey PLC	2,951	142,422
JSP Corp.	1,100	17,479
JSR Corp.	2,800	53,140
K+S AG (Registered)	3,582	91,502
Kaneka Corp.	1,000	6,330
Kansai Paint Co. Ltd.	3,000	40,118
Kemira Oyj	222	3,570
Koninklijke DSM N.V.	2,463	186,810
Koninklijke Ten Cate N.V.	4,326	131,680
Kuraray Co. Ltd.	5,200	60,952
Kureha Corp.	17,000	65,498
Lanxess AG	1,710	120,515
Linde AG	2,752	523,601
LyondellBasell Industries N.V., Class A	6,390	476,694
Methanex Corp.	1,896	109,940
Mitsubishi Chemical Holdings Corp.	25,500	119,040
Mitsubishi Gas Chemical Co. Inc.	8,000	65,233
Mitsui Chemicals, Inc.	11,000	29,151
Nihon Nohyaku Co. Ltd.	3,000	35,899
Nippon Kayaku Co. Ltd.	1,000	13,974
Nippon Paint Co. Ltd.	3,000	50,331
Nippon Shokubai Co. Ltd.	1,000	12,262
Nippon Soda Co. Ltd.	25,000	152,635

	Shares	Value
Chemicals – (continued)
The Nippon Synthetic Chemical Industry Co. Ltd.	3,000	$28,927
Nissan Chemical Industries Ltd.	3,800	59,531
Nitto Denko Corp.	2,500	130,721
NOF Corp.	25,000	173,530
Nufarm Ltd.	24,519	113,537
Nuplex Industries Ltd.	27,401	79,384
Okamoto Industries, Inc.	10,000	31,903
Orica Ltd.	6,050	120,711
Potash Corp. of Saskatchewan, Inc.	12,950	402,340
Sakai Chemical Industry Co. Ltd.	9,000	29,813
Sanyo Chemical Industries Ltd.	15,000	103,201
Sateri Holdings Ltd.	12,000	2,322
Shin-Etsu Chemical Co. Ltd.	6,500	366,375
Shin-Etsu Polymer Co. Ltd.	3,800	13,363
Showa Denko KK	30,000	40,669
Sika AG	36	113,739
Solvay S.A.	751	117,720
Sumitomo Bakelite Co. Ltd.	16,000	57,568
Sumitomo Chemical Co. Ltd.	25,000	91,224
Symrise AG	1,452	61,628
Syngenta AG	1,425	576,735
T Hasegawa Co. Ltd.	1,600	22,636
Taiyo Holdings Co. Ltd.	200	6,030
Taiyo Nippon Sanso Corp.	1,000	6,839
Takasago International Corp.	4,000	22,261
Teijin Ltd.	11,000	24,666
Tenma Corp.	3,100	40,128
Tessenderlo Chemie N.V.	786	19,704
Tikkurila Oyj	2,026	52,581
Toagosei Co. Ltd.	29,000	131,240
Tokai Carbon Co. Ltd.	11,000	37,784
Tokuyama Corp.	16,000	61,645
Tokyo Ohka Kogyo Co. Ltd.	2,900	63,906
Toray Industries, Inc.	25,000	155,947
Tosoh Corp.	2,000	7,624
Toyo Ink SC Holdings Co. Ltd.	8,000	40,689
Toyobo Co. Ltd.	2,000	3,832
Ube Industries Ltd.	15,000	31,037
Umicore S.A.	1,451	69,309
Victrex PLC	3,952	104,763
Wacker Chemie AG	136	12,811
Yara International ASA	2,112	91,259

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Yule Catto & Co. PLC	41,501	$162,355
Zeon Corp.	1,000	11,895
		11,157,737
Commercial Banks – 11.6%
The 77 Bank Ltd.	1,000	4,943
The Aichi Bank Ltd.	100	4,546
The Akita Bank Ltd.	25,000	62,685
Alpha Bank AE*	182,137	163,921
The Aomori Bank Ltd.	15,000	39,140
Aozora Bank Ltd.	43,000	124,911
Australia & New Zealand Banking Group Ltd.	41,557	1,331,685
The Awa Bank Ltd.	6,000	31,312
Banca Carige SpA*	182,507	146,638
Banca Monte dei Paschi di Siena SpA*	82,417	26,107
Banca Piccolo Credito Valtellinese Scarl*	81,956	147,073
Banca Popolare dell’Emilia Romagna SC*	3,264	31,439
Banca Popolare di Milano Scarl*	5,794	3,890
Banca Popolare di Sondrio SCARL	20,377	117,403
Banco Bilbao Vizcaya Argentaria S.A.	81,018	950,432
Banco BPI S.A.*	9,348	14,869
Banco Comercial Portugues S.A., Class R*	203,535	30,493
Banco de Sabadell S.A.	61,338	157,605
Banco Espirito Santo S.A.*	34,748	45,964
Banco Popolare SC*	26,097	52,012
Banco Popular Espanol S.A.*	24,713	140,840
Banco Santander S.A.*^	3,712	32,999
Banco Santander S.A.	165,433	1,470,661
Bank Coop AG	1,054	55,461
Bank Hapoalim BM	11,895	63,917
Bank Leumi Le-Israel BM*	25,226	96,484
Bank of East Asia Ltd.	20,545	88,905
Bank of Greece	2,951	64,190
The Bank of Iwate Ltd.	2,600	118,061
The Bank of Kyoto Ltd.	5,000	43,930
Bank of Montreal	9,956	693,297

	Shares	Value
Commercial Banks – (continued)
The Bank of Nagoya Ltd.	2,000	$6,849
Bank of Nova Scotia	18,203	1,106,476
The Bank of Okinawa Ltd.	400	15,472
Bank of Queensland Ltd.	1,340	15,328
The Bank of Saga Ltd.	13,000	27,958
Bank of the Ryukyus Ltd.	300	3,281
The Bank of Yokohama Ltd.	28,000	154,113
Bankinter S.A.	2,538	15,517
Banque Cantonale Vaudoise	8	4,461
Barclays PLC	232,608	985,094
Bendigo and Adelaide Bank Ltd.	7,652	78,982
Berner Kantonalbank AG	22	5,493
BNP Paribas S.A.	15,350	1,138,158
CaixaBank	21,104	109,857
Canadian Imperial Bank of Commerce	6,027	512,629
Canadian Western Bank	1,676	53,743
The Chiba Bank Ltd.	8,000	56,916
The Chiba Kogyo Bank Ltd.*	3,000	22,811
The Chugoku Bank Ltd.	1,000	14,382
Comdirect Bank AG	411	4,681
Commerzbank AG*	14,813	190,689
Commonwealth Bank of Australia	24,402	1,758,017
Corbion N.V.	4,156	96,645
Credit Agricole S.A.*	14,901	180,235
Credito Emiliano SpA	11,377	86,383
Dah Sing Banking Group Ltd.	22,000	41,486
Dah Sing Financial Holdings Ltd.	22,800	141,893
The Daishi Bank Ltd.	8,000	27,887
Danske Bank A/S*	10,303	240,943
DBS Group Holdings Ltd.	26,000	350,901
Deutsche Postbank AG	611	29,962
DNB ASA	14,802	262,555
The Ehime Bank Ltd.	26,000	62,542
The Eighteenth Bank Ltd.	25,000	57,588
Erste Group Bank AG	3,403	120,170
Espirito Santo Financial Group S.A.*	19,011	134,913
FIBI Holdings Ltd.*	1,280	31,455
The Fukui Bank Ltd.	39,000	85,068
Fukuoka Financial Group, Inc.	10,000	45,052
The Governor & Co. of the Bank of Ireland*	327,650	120,269
The Gunma Bank Ltd.	2,000	11,538

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
The Hachijuni Bank Ltd.	10,000	$61,564
Hang Seng Bank Ltd.	12,500	207,983
The Higashi-Nippon Bank Ltd.	29,000	64,142
The Higo Bank Ltd.	8,000	45,418
The Hiroshima Bank Ltd.	2,000	8,480
The Hokkoku Bank Ltd.	9,000	33,208
The Hokuetsu Bank Ltd.	25,000	51,728
Hokuhoku Financial Group, Inc.	27,000	55,591
HSBC Holdings PLC	279,338	3,061,159
The Hyakugo Bank Ltd.	10,000	40,669
The Hyakujushi Bank Ltd.	10,000	36,388
Intesa Sanpaolo SpA	175,782	436,395
Israel Discount Bank Ltd., Class A*	3,293	6,606
The Iyo Bank Ltd.	6,000	62,501
The Joyo Bank Ltd.	14,000	72,490
The Juroku Bank Ltd.	9,000	35,226
Jyske Bank A/S*	1,272	71,897
The Kagoshima Bank Ltd.	7,000	47,019
Kansai Urban Banking Corp.	18,000	21,466
KBC Groep N.V.	4,000	218,336
The Keiyo Bank Ltd.	5,000	25,431
Laurentian Bank of Canada	4,578	204,350
Liechtensteinische Landesbank AG	1,143	45,377
Lloyds Banking Group PLC*	631,976	787,187
The Michinoku Bank Ltd.	8,000	16,634
The Mie Bank Ltd.	10,000	20,385
The Minato Bank Ltd.	29,000	50,545
Mitsubishi UFJ Financial Group, Inc.	187,500	1,184,895
The Miyazaki Bank Ltd.	20,000	58,098
Mizrahi Tefahot Bank Ltd.	4,192	49,316
Mizuho Financial Group, Inc.	330,600	690,786
The Musashino Bank Ltd.	300	10,519
The Nanto Bank Ltd.	1,000	3,965
National Australia Bank Ltd.	35,606	1,190,551
National Bank of Canada	2,503	217,166
National Bank of Greece S.A.*	5,827	32,876
Natixis	17,874	96,518
The Nishi-Nippon City Bank Ltd.	2,000	5,402
Nordea Bank AB	47,925	614,703
North Pacific Bank Ltd.	6,000	26,175
Oberbank AG	299	19,512

	Shares	Value
Commercial Banks – (continued)
The Ogaki Kyoritsu Bank Ltd.	15,000	$42,198
The Oita Bank Ltd.	31,000	113,750
Oversea-Chinese Banking Corp. Ltd.	34,000	285,081
Permanent TSB Group Holdings PLC*	604,336	33,192
Piraeus Bank S.A.*	115,127	239,468
Raiffeisen Bank International AG	308	11,335
Resona Holdings, Inc.	22,900	119,040
Ringkjoebing Landbobank A/S	244	49,278
Royal Bank of Canada	21,602	1,450,422
Royal Bank of Scotland Group PLC*	28,150	166,250
The San-In Godo Bank Ltd.	3,000	21,741
Senshu Ikeda Holdings, Inc.	9,000	44,307
Seven Bank Ltd.	6,400	22,636
The Shiga Bank Ltd.	1,000	5,463
The Shikoku Bank Ltd.	2,000	4,627
The Shimizu Bank Ltd.	800	22,448
Shinsei Bank Ltd.	20,000	46,682
The Shizuoka Bank Ltd.	10,000	112,425
Skandinaviska Enskilda Banken AB, Class A	21,151	256,582
Societe Generale S.A.	10,387	590,546
Spar Nord Bank A/S*	15,102	134,882
SpareBank 1 SMN	18,100	152,919
SpareBank 1 SR Bank ASA	2,585	23,252
Standard Chartered PLC	35,053	844,461
Sumitomo Mitsui Financial Group, Inc.	18,800	903,496
Sumitomo Mitsui Trust Holdings, Inc.	47,000	230,904
Suruga Bank Ltd.	5,000	79,197
Svenska Handelsbanken AB, Class A	7,376	334,659
Swedbank AB, Class A	14,896	389,029
Sydbank A/S*	10,452	309,202
The Tochigi Bank Ltd.	6,000	22,933
The Toho Bank Ltd.	4,000	12,557
The Tokyo Tomin Bank Ltd.	2,500	26,730
TOMONY Holdings, Inc.	2,500	9,428
The Toronto-Dominion Bank	13,410	1,229,834
The Towa Bank Ltd.	16,000	14,677

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
The Tsukuba Bank Ltd.	5,400	$18,879
UniCredit SpA	64,202	483,546
Unione di Banche Italiane SCPA	13,600	94,295
United Overseas Bank Ltd.	20,000	336,034
Valiant Holding	1,100	103,009
Westpac Banking Corp.	46,936	1,524,055
Wing Hang Bank Ltd.	2,511	35,723
The Yachiyo Bank Ltd.	2,300	62,640
The Yamagata Bank Ltd.	5,000	20,793
Yamaguchi Financial Group, Inc.	1,000	9,408
The Yamanashi Chuo Bank Ltd.	27,000	113,933
Zuger Kantonalbank AG	4	20,964
		35,931,772
Commercial Services & Supplies – 1.3%
Aeon Delight Co. Ltd.	1,900	36,950
Aggreko PLC	4,175	107,992
Babcock International Group PLC	4,928	100,946
Berendsen PLC	9,731	151,726
Bilfinger SE	703	78,150
Black Diamond Group Ltd.	1,100	28,807
Brambles Ltd.	25,902	228,109
Cabcharge Australia Ltd.	23,716	90,505
Dai Nippon Printing Co. Ltd.	8,000	83,824
Daiseki Co. Ltd.	1,300	25,507
De La Rue PLC	4,777	65,581
Derichebourg S.A.*	17,506	61,402
Downer EDI Ltd.	890	4,155
Duskin Co. Ltd.	200	4,067
Edenred	2,878	97,914
G4S PLC	17,677	74,266
Gategroup Holding AG*	636	16,716
Homeserve PLC	47,881	180,314
Horizon North Logistics, Inc.	11,937	97,295
Intrum Justitia AB	4,477	119,344
Kaba Holding AG, Class B*	153	65,598
Kokuyo Co. Ltd.	5,600	42,866
Lassila & Tikanoja Oyj*	1,342	28,188
Loomis AB, Class B	2,980	71,610
Matsuda Sangyo Co. Ltd.	800	11,204
Mineral Resources Ltd.	21,109	226,477
Mitie Group PLC	63,408	320,589

	Shares	Value
Commercial Services & Supplies – (continued)
Mitsubishi Pencil Co. Ltd.	200	$5,221
Moshi Moshi Hotline, Inc.	2,400	30,138
Newalta Corp.	1,634	25,461
Nissha Printing Co. Ltd.*	700	11,401
Okamura Corp.	8,000	57,894
Oyo Corp.	1,100	18,118
Park24 Co. Ltd.	700	13,670
PayPoint PLC	4,015	67,150
Pilot Corp.	400	15,187
Progressive Waste Solutions Ltd.	824	22,132
Prosegur Cia de Seguridad S.A.	502	2,989
Regus PLC	25,957	85,532
Rentokil Initial PLC	46,809	78,587
Ritchie Bros Auctioneers, Inc.	166	3,281
RPS Group PLC	17,425	81,186
Salmat Ltd.	3,131	6,315
Sato Holdings Corp.	1,100	22,289
Seche Environnement S.A.	94	3,764
Secom Co. Ltd.	3,000	180,410
Securitas AB, Class B	7,680	87,825
Serco Group PLC	7,497	67,089
Shanks Group PLC	56,763	96,211
Societe BIC S.A.	209	26,155
Sohgo Security Services Co. Ltd.	1,000	20,181
Tomra Systems ASA	799	7,355
Toppan Forms Co. Ltd.	3,300	30,777
Toppan Printing Co. Ltd.	12,000	94,669
Transcontinental, Inc., Class A	9,952	158,892
Transfield Services Ltd.	75,376	95,289
Transpacific Industries Group Ltd.*	36,022	39,057
		3,874,327
Communications Equipment – 0.6%
AAC Technologies Holdings, Inc.	8,000	35,341
Aastra Technologies Ltd.	1,300	35,353
Alcatel-Lucent*	46,104	176,565
Axis Communications AB	2,369	81,932
Blackberry Ltd.*	5,612	44,289
Denki Kogyo Co. Ltd.	2,000	13,230
EVS Broadcast Equipment S.A.	982	64,482
Hitachi Kokusai Electric, Inc.	1,000	13,434
Japan Radio Co. Ltd.*	5,000	18,856
Nokia Oyj*	60,184	455,738

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Pace PLC	39,006	$190,884
Sierra Wireless, Inc.*	900	16,294
Spirent Communications PLC	33,451	59,600
Telefonaktiebolaget LM Ericsson, Class A	1,434	16,210
Telefonaktiebolaget LM Ericsson, Class B	44,651	533,724
TKH Group N.V.	1,241	39,758
VTech Holdings Ltd.	2,500	35,889
Wi-Lan, Inc.	1,838	5,781
		1,837,360
Computers & Peripherals – 0.2%
Bull*	18,663	82,460
Eizo Corp.	1,300	31,960
Gemalto N.V.	1,306	146,639
Japan Digital Laboratory Co. Ltd.	1,800	21,484
Logitech International S.A.	7,498	76,922
Melco Holdings, Inc.	1,100	15,069
NEC Corp.	46,000	103,149
Seiko Epson Corp.	900	14,641
Wacom Co. Ltd.	1,300	9,620
Wincor Nixdorf AG	1,503	99,735
		601,679
Construction & Engineering – 1.9%
Abengoa S.A., Class B	47,439	115,250
ACS Actividades de Construccion y Servicios S.A.	1,747	57,417
Aecon Group, Inc.	8,625	119,510
Arcadis N.V.	2,478	77,904
Ausdrill Ltd.	35,606	51,587
Ausenco Ltd.	8,995	14,054
Balfour Beatty PLC	8,637	39,644
Bird Construction, Inc.	5,407	67,869
Boart Longyear Ltd.	65,114	26,514
Bouygues S.A.	2,453	96,010
Cardno Ltd.	25,800	172,974
Carillion PLC	72,266	352,952
Chiyoda Corp.	1,000	12,659
Chudenko Corp.	5,100	84,056
Cie d’Entreprises CFE	978	77,422

	Shares	Value
Construction & Engineering – (continued)
Clough Ltd.*	12,582	$17,336
Colas S.A.	20	3,317
COMSYS Holdings Corp.	300	4,159
Eiffage S.A.	82	4,874
Elecnor S.A.	3,963	58,133
Ellaktor S.A.*	6,332	27,633
Ferrovial S.A.	5,676	108,379
FLSmidth & Co. A/S	1,485	74,301
Fomento de Construcciones y Contratas SA*	8,407	194,070
Galliford Try PLC	5,962	109,770
Genivar, Inc.	1,072	30,674
Hibiya Engineering Ltd.	2,500	30,400
Hochtief AG	461	41,872
Impregilo SpA	3,756	24,000
Interserve PLC	19,701	194,341
JGC Corp.	3,000	114,514
Kajima Corp.	18,000	76,139
Kandenko Co. Ltd.	7,000	44,236
Keller Group PLC	4,708	79,496
Kier Group PLC	3,350	97,362
Kinden Corp.	2,000	21,935
Koninklijke BAM Groep N.V.	35,576	190,512
Koninklijke Boskalis Westminster N.V.	750	36,166
Kyowa Exeo Corp.	3,900	46,270
Kyudenko Corp.	1,000	6,024
Leighton Holdings Ltd.	1,172	19,877
Lemminkainen Oyj	2,602	52,283
Maeda Corp.	8,000	57,405
Mirait Holdings Corp.	7,600	67,471
Monadelphous Group Ltd.	5,343	91,983
Morgan Sindall Group PLC	8,081	102,825
NCC AB, Class B	218	6,724
Nippo Corp.	2,000	37,448
Nippon Densetsu Kogyo Co. Ltd.	3,000	37,519
Nishimatsu Construction Co. Ltd.	42,000	147,691
NRW Holdings Ltd.	32,638	43,269
Obayashi Corp.	6,000	38,345
Okumura Corp.	14,000	66,354
Outotec Oyj	920	9,118
Peab AB	32,111	189,310
Penta-Ocean Construction Co. Ltd.	8,500	25,645

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	103

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Royal Imtech N.V.*	58,306	$172,009
Sacyr Vallehermoso S.A.*	19,404	104,807
Sanki Engineering Co. Ltd.	6,000	37,427
Shikun & Binui Ltd.	34,250	82,239
Shimizu Corp.	10,000	51,167
SHO-BOND Holdings Co. Ltd.	600	28,040
Skanska AB, Class B	6,002	115,847
SNC-Lavalin Group, Inc.	2,500	105,025
SOCAM Development Ltd.	20,000	23,810
Sumitomo Mitsui Construction Co. Ltd.*	43,200	56,361
Sweco AB, Class B	1,854	23,494
Taihei Dengyo Kaisha Ltd.	5,000	35,216
Taikisha Ltd.	600	13,950
Taisei Corp.	12,000	61,400
Toda Corp.	26,000	94,873
Totetsu Kogyo Co. Ltd.	1,200	26,982
Toyo Engineering Corp.	3,000	12,751
Trevi Finanziaria Industriale SpA	574	5,291
UGL Ltd.	25,781	179,926
United Engineers Ltd.	56,000	83,525
Veidekke ASA	17,157	139,904
Vinci S.A.	7,484	480,694
YIT Oyi	554	7,200
Yokogawa Bridge Holdings Corp.	1,000	14,219
Yurtec Corp.	1,000	3,251
		5,954,410
Construction Materials – 0.6%
Adelaide Brighton Ltd.	8,560	31,208
Boral Ltd.	4,399	20,578
Brickworks Ltd.	2,458	33,238
Buzzi Unicem SpA	811	14,080
Cementir Holding SpA	10,424	48,041
Ciments Francais S.A.	1,386	99,471
Cimpor Cimentos de Portugal SGPS S.A.	521	1,912
CRH PLC	11,127	270,776
Fletcher Building Ltd.	9,752	80,642
HeidelbergCement AG	2,075	163,785
Holcim Ltd.*	3,808	284,270
Imerys S.A.	632	50,839

	Shares	Value
Construction Materials – (continued)
Italcementi SpA	3,175	$17,413
Italmobiliare SpA*	4,949	102,856
James Hardie Industries PLC	7,078	73,259
Lafarge S.A.	2,702	187,268
Marshalls PLC	1,746	4,881
RHI AG	3,097	114,375
Sumitomo Osaka Cement Co. Ltd.	3,000	12,078
Taiheiyo Cement Corp.	19,000	80,369
Titan Cement Co. S.A.*	479	13,089
		1,704,428
Consumer Finance – 0.1%
Acom Co. Ltd.*	3,300	12,882
AEON Financial Service Co. Ltd.	500	15,314
Aiful Corp.*	10,300	49,448
Credit Saison Co. Ltd.	2,000	54,551
FlexiGroup Ltd.	3,498	15,568
Hitachi Capital Corp.	600	16,072
Hong Leong Finance Ltd.	2,000	4,241
International Personal Finance PLC	14,154	131,322
J Trust Co. Ltd.	800	13,813
Jaccs Co. Ltd.	2,000	9,520
Orient Corp.*	4,000	9,989
Provident Financial PLC	2,378	60,364
		393,084
Containers & Packaging – 0.4%
Amcor Ltd.	19,501	200,177
BillerudKorsnas AB	19,231	226,158
Cascades, Inc.	13,900	77,840
CCL Industries, Inc., Class B	696	47,786
DS Smith PLC	18,380	89,356
FP Corp.	300	23,178
Fuji Seal International, Inc.	1,900	57,168
Huhtamaki Oyj	318	7,661
Intertape Polymer Group, Inc.	3,250	46,747
Rengo Co. Ltd.	2,000	10,682
Rexam PLC	10,976	91,609
RPC Group PLC	25,286	207,185
Smurfit Kappa Group PLC	3,580	87,119
Toyo Seikan Group Holdings Ltd.	1,800	37,281
Winpak Ltd.	1,210	26,524
		1,236,471

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Distributors – 0.2%
Breville Group Ltd.	3,137	$23,913
D’ieteren S.A./N.V.	182	8,598
Doshisha Co. Ltd.	5,000	72,521
Headlam Group PLC	9,424	60,032
Inchcape PLC	10,352	105,777
Jardine Cycle & Carriage Ltd.	1,000	29,548
Pacific Brands Ltd.	162,215	108,295
Paltac Corp.	6,400	86,107
Smiths News PLC	26,977	91,017
Uni-Select Inc.	4,177	96,930
		682,738
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	1,300	48,497
Dignity PLC	1,432	32,048
EnerCare, Inc.	1,424	13,614
Invocare Ltd.	7,453	77,351
Navitas Ltd.	2,131	11,704
		183,214
Diversified Financial Services – 1.3%
Ackermans & van Haaren N.V.	96	10,414
ASX Ltd.	2,003	69,591
Banque Nationale de Belgique	26	102,047
Bolsas y Mercados Espanoles S.A.	2,403	90,051
Century Tokyo Leasing Corp.	600	18,958
Challenger Ltd.	5,749	32,664
Deutsche Boerse AG	2,677	201,804
Element Financial Corp.*	10,684	136,361
Eurazeo S.A.	77	5,834
Exor SpA	1,379	54,724
Fimalac	68	4,227
First Pacific Co. Ltd.	18,000	20,477
Fuyo General Lease Co. Ltd.	500	20,717
Goldin Financial Holdings Ltd.*	80,000	23,836
Grenkeleasing AG	331	32,841
Groupe Bruxelles Lambert S.A.	1,562	139,665
HAL Trust	1,051	146,456
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	3,510	37,029
Henex	877	74,780

	Shares	Value
Diversified Financial Services – (continued)
Hong Kong Exchanges and Clearing Ltd.	18,086	$291,595
IBJ Leasing Co. Ltd.	1,600	44,897
IG Group Holdings PLC	2,763	27,233
Industrivarden AB, Class A	1,574	30,405
Industrivarden AB, Class C	296	5,283
ING Groep N.V.*	57,475	733,162
Investment AB Kinnevik, Class B	3,277	120,931
Investment AB Oresund*	2,408	47,724
Investor AB, Class A	877	27,525
Investor AB, Class B	5,492	176,700
Japan Exchange Group Inc.	4,000	92,427
Japan Securities Finance Co. Ltd.	5,400	39,409
KBC Ancora*	1,377	44,910
London Stock Exchange Group PLC	1,194	31,498
Lundbergforetagen AB, Class B	678	28,394
Marfin Investment Group Holdings S.A.*	86,575	55,318
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,000	62,114
Onex Corp.	1,976	104,385
ORIX Corp.	17,800	305,889
Pacific Century Regional Developments Ltd.*	49,000	8,099
Pargesa Holding S.A.	70	5,585
Pohjola Bank PLC, Class A	1,646	30,030
Public Financial Holdings Ltd.	10,000	5,224
Ricoh Leasing Co. Ltd.	2,100	59,997
Singapore Exchange Ltd.	18,000	106,518
SNS REAAL N.V.*^	2,857	—
Sofina S.A.	46	4,880
TMX Group Ltd.	425	19,378
Washington H Soul Pattinson & Co. Ltd.	3,833	54,663
Wendel S.A.	730	102,022
Wuestenrot & Wuerttembergische AG	1,177	27,202
		3,915,873
Diversified Telecommunication Services – 2.3%
BCE, Inc.	3,828	166,540
Belgacom S.A.	2,252	61,737
Bell Aliant, Inc.	118	2,988

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	105

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Bezeq The Israeli Telecommunication Corp. Ltd.	23,097	$40,305
BT Group PLC	113,553	687,777
Cable & Wireless Communications PLC	374,352	281,411
Chorus Ltd.	74,444	163,296
Colt Group S.A.*	14,363	28,452
Deutsche Telekom AG	44,607	703,461
Elisa Oyj	1,554	38,936
Hellenic Telecommunications Organization S.A.*	4,754	60,042
HKT Trust / HKT Ltd.	11,000	10,201
Hutchison Telecommunications Hong Kong Holdings Ltd.	26,000	11,402
iiNET Ltd.	4,441	27,335
Iliad S.A.	205	46,933
Inmarsat PLC	8,776	101,587
Jazztel PLC*	9,026	99,149
Koninklijke KPN N.V.*	49,363	157,975
M2 Telecommunications Group Ltd.	4,945	29,688
Manitoba Telecom Services, Inc.	700	19,781
Nippon Telegraph & Telephone Corp.	6,700	347,600
Orange S.A.	28,129	386,620
PCCW Ltd.	31,000	13,995
Portugal Telecom SGPS S.A.	4,044	18,280
Singapore Telecommunications Ltd.	126,000	383,988
Swisscom AG	403	206,095
TalkTalk Telecom Group PLC	5,820	24,947
TDC A/S	10,980	99,268
Telecom Corp. of New Zealand Ltd.	18,212	35,426
Telecom Italia SpA	148,301	144,659
Telecom Italia SpA (Retirement Savings Plan)	82,225	64,332
Telefonica Deutschland Holding AG	4,331	34,203
Telefonica S.A.	60,106	1,061,058
Telekom Austria AG	3,410	28,126
Telenor ASA	11,028	265,143
TeliaSonera AB	33,202	275,527

	Shares	Value
Diversified Telecommunication Services – (continued)
Telstra Corp. Ltd.	64,452	$316,150
TELUS Corp.	2,404	83,956
TPG Telecom Ltd.	7,176	31,666
Vivendi S.A.	19,625	498,786
Ziggo N.V.	2,497	107,289
		7,166,110
Electric Utilities – 1.1%
Acciona S.A.	52	3,304
Alpiq Holding AG*	89	11,794
BKW AG	2,180	75,832
Centralschweizerische Kraftwerke AG	42	13,450
Cheung Kong Infrastructure Holdings Ltd.	7,000	48,710
Chubu Electric Power Co. Inc.	10,000	147,997
The Chugoku Electric Power Co. Inc.	5,100	78,078
CLP Holdings Ltd.	26,500	213,284
Contact Energy Ltd.	4,950	21,511
EDP – Energias de Portugal S.A.	22,227	81,950
Electricite de France S.A.	4,377	153,762
Elia System Operator S.A./N.V.	468	21,441
Emera Inc.	2,500	73,692
Endesa S.A.*	208	6,040
Enel SpA	90,082	398,016
Energiedienst Holding AG*	660	22,594
Fortis, Inc.	2,625	81,631
Fortum Oyj	6,026	134,354
Hokkaido Electric Power Co. Inc.*	3,500	45,021
Hokuriku Electric Power Co.	1,100	15,652
Iberdrola S.A.	70,230	441,871
The Kansai Electric Power Co. Inc.*	10,300	130,180
Kyushu Electric Power Co. Inc.*	5,900	82,928
The Okinawa Electric Power Co. Inc.	1,300	45,184
Power Assets Holdings Ltd.	22,500	187,475
Public Power Corp. S.A.	1,519	22,633
Red Electrica Corp. S.A.	1,352	84,385
Romande Energie Holding S.A.	7	8,774
Shikoku Electric Power Co. Inc.*	2,200	39,197
SP AusNet	32,218	38,136

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Spark Infrastructure Group	8,516	$13,669
SSE PLC	14,328	325,954
Terna Rete Elettrica Nazionale SpA	19,676	97,636
Tohoku Electric Power Co. Inc.*	7,500	90,587
Tokyo Electric Power Co. Inc.*	23,900	127,405
TrustPower Ltd.	2,903	16,580
Verbund AG	973	22,878
		3,423,585
Electrical Equipment – 1.3%
ABB Ltd.*	34,178	874,501
Alstom S.A.	3,535	131,680
Areva S.A.*	411	9,767
Cosel Co. Ltd.	700	8,762
Daihen Corp.	12,000	51,126
Endo Lighting Corp.	200	4,611
Fuji Electric Co. Ltd.	2,000	8,949
Fujikura Ltd.	4,000	18,224
Furukawa Electric Co. Ltd.	5,000	11,569
Futaba Corp.	400	5,537
Gamesa Corp. Tecnologica S.A.*	14,869	144,331
GS Yuasa Corp.	6,000	36,021
Huber & Suhner AG	90	4,930
Idec Corp.	7,500	67,348
Legrand S.A.	3,677	209,103
Mabuchi Motor Co. Ltd.	1,000	53,104
Mersen	2,361	86,600
Mitsubishi Electric Corp.	28,000	306,798
Nexans S.A.	2,477	110,790
Nidec Corp.	1,800	174,845
Nippon Signal Co. Ltd.	4,800	36,498
Nissin Electric Co. Ltd.	5,000	31,750
Nitto Kogyo Corp.	4,600	72,720
Nordex SE*	1,750	30,810
Ormat Industries*	985	6,673
Phoenix Mecano AG	156	93,543
Prysmian SpA	2,450	59,954
Schneider Electric S.A.	7,775	655,875
SGL Carbon SE	568	22,231
Sinfonia Technology Co. Ltd.	3,000	5,321
Sumitomo Electric Industries Ltd.	12,900	193,020

	Shares	Value
Electrical Equipment – (continued)
SWCC Showa Holdings Co. Ltd.*	9,000	$10,274
Tatsuta Electric Wire and Cable Co. Ltd.	5,000	35,266
Ushio, Inc.	400	5,031
Vacon PLC	308	22,946
Vestas Wind Systems A/S*	10,676	287,028
Zumtobel AG	6,029	107,906
		3,995,442
Electronic Equipment, Instruments & Components – 1.4%
Alps Electric Co. Ltd.*	1,200	10,494
Amano Corp.	3,200	31,279
Anritsu Corp.	1,000	13,077
Azbil Corp.	300	7,235
Barco N.V.	1,650	125,192
Canon Electronics, Inc.	2,400	44,888
Celestica Inc.*	26,176	287,400
Citizen Holdings Co. Ltd.	3,800	26,996
Dai-ichi Seiko Co. Ltd.	200	3,066
Daiwabo Holdings Co. Ltd.	23,000	44,073
Digital China Holdings Ltd.	109,000	143,120
Domino Printing Sciences PLC	8,808	97,854
Elec & Eltek International Co. Ltd.	4,000	7,840
Electrocomponents PLC	20,675	99,085
Enplas Corp.	100	6,574
Evertz Technologies Ltd.	300	4,804
FIH Mobile Ltd.*	23,000	12,964
FUJIFILM Holdings Corp.	7,500	182,932
Halma PLC	2,281	20,101
Hamamatsu Photonics KK	700	26,185
Hexagon AB, Class B	4,757	143,054
Hirose Electric Co. Ltd.	300	45,683
Hitachi High-Technologies Corp.	200	4,591
Hitachi Ltd.	75,000	523,647
Horiba Ltd.	300	10,947
Hosiden Corp.	3,500	19,121
Hoya Corp.	7,600	182,273
Ibiden Co. Ltd.	700	12,101
Ingenico	162	12,214
Japan Aviation Electronics Industry Ltd.	7,000	70,278
Jenoptik AG	2,892	50,660
Kaga Electronics Co. Ltd.	400	4,024

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	107

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Kapsch TrafficCom AG	121	$6,542
Keyence Corp.	700	299,664
Koa Corp.	900	8,458
Kudelski S.A.	2,440	33,816
Kyocera Corp.	5,000	258,893
Laird PLC	37,130	149,133
Maruwa Co. Ltd.	200	7,257
Mitsumi Electric Co. Ltd.*	15,500	104,113
Murata Manufacturing Co. Ltd.	3,100	248,670
Nichicon Corp.	2,100	21,897
Nippon Ceramic Co. Ltd.	400	5,838
Nippon Electric Glass Co. Ltd.	2,000	10,274
Oki Electric Industry Co. Ltd.*	28,000	63,928
Omron Corp.	2,800	106,737
Oxford Instruments PLC	2,701	56,413
Premier Farnell PLC	13,110	47,580
Renishaw PLC	1,617	42,138
Ryosan Co. Ltd.	3,300	63,908
Shimadzu Corp.	3,000	29,324
Spectris PLC	1,617	60,063
Star Micronics Co. Ltd.	5,200	55,970
Taiyo Yuden Co. Ltd.	800	10,209
TDK Corp.	1,300	55,122
Topcon Corp.	1,400	21,019
Toyo Corp.	700	7,813
Truly International Holdings	166,000	105,342
Venture Corp. Ltd.	1,000	6,272
Yaskawa Electric Corp.	5,000	64,519
Yokogawa Electric Corp.	2,200	28,703
		4,253,367
Energy Equipment & Services – 1.2%
Aker Solutions ASA	1,277	17,670
AMEC PLC	3,625	68,548
Archer Ltd.*	32,794	30,050
Bonheur ASA	689	15,812
Bourbon S.A.	6,505	186,024
BW Offshore Ltd.	41,795	57,411
Calfrac Well Services Ltd.	2,772	86,388
Canadian Energy Services & Technology Corp.	2,507	45,123
Canyon Services Group, Inc.	4,976	54,539

	Shares	Value
Energy Equipment & Services – (continued)
CGG*	1,842	$40,581
DOF ASA*	7,141	33,617
Enerflex Ltd.	2,040	28,893
Ensign Energy Services, Inc.	1,654	28,263
Ezion Holdings Ltd.	12,000	21,671
Ezra Holdings Ltd.*	102,000	110,195
Farstad Shipping ASA	3,378	76,957
Fred Olsen Energy ASA	56	2,360
Fugro N.V.	871	54,570
Ganger Rolf ASA	908	20,457
Hunting PLC	17,829	255,505
Japan Drilling Co. Ltd.	100	6,941
John Wood Group PLC	4,150	54,139
Kvaerner ASA	17,851	29,113
Lamprell PLC*	15,249	40,178
Miclyn Express Offshore Ltd.	7,837	15,585
Modec, Inc.	600	18,169
Mullen Group Ltd.	2,280	61,086
Pason Systems, Inc.	3,053	63,440
Petrofac Ltd.	3,552	83,488
Petroleum Geo-Services ASA	5,578	67,712
Precision Drilling Corp.	4,858	51,382
Prosafe SE	1,020	8,755
Saipem SpA	3,903	91,584
Savanna Energy Services Corp.	10,331	77,667
SBM Offshore N.V.*	1,577	33,081
Schoeller-Bleckmann Oilfield Equipment AG	202	23,343
Seadrill Ltd.	5,353	247,951
Secure Energy Services, Inc.	7,638	108,324
ShawCor Ltd.	274	11,516
Shinko Plantech Co. Ltd.	3,900	31,483
Siem Offshore, Inc.*	20,434	33,325
Solstad Offshore ASA	1,705	33,826
Subsea 7 S.A.	4,858	102,832
Technip S.A.	1,500	157,328
Tecnicas Reunidas S.A.	62	3,199
Tenaris S.A.	7,076	166,230
TGS Nopec Geophysical Co. ASA	2,102	57,889
Transocean Ltd.	5,500	258,885
Trican Well Service Ltd.	1,676	23,544
Trinidad Drilling Ltd.	18,727	181,371

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Weatherford International Ltd.*	12,600	$207,144
WorleyParsons Ltd.	3,395	70,921
		3,656,065
Food & Staples Retailing – 2.0%
Aeon Co. Ltd.	7,700	104,932
Ain Pharmaciez, Inc.	100	4,342
Alimentation Couche Tard, Inc., Class B	2,455	166,248
Arcs Co. Ltd.	7,500	140,658
Axfood AB	88	4,563
Booker Group PLC	22,978	55,412
Carrefour S.A.	8,803	322,888
Casino Guichard Perrachon S.A.	775	87,355
Cawachi Ltd.	4,900	92,147
Cocokara fine, Inc.	1,900	54,051
Colruyt S.A.	1,650	92,408
Cosmos Pharmaceutical Corp.	100	12,190
Create SD Holdings Co. Ltd.	700	25,507
Dairy Farm International Holdings Ltd.	4,500	50,985
Delhaize Group S.A.	1,201	76,846
Distribuidora Internacional de Alimentacion S.A.	12,954	118,575
Empire Co. Ltd., Class A	890	65,526
FamilyMart Co. Ltd.	700	31,358
George Weston Ltd.	1,078	87,803
Heiwado Co. Ltd.	5,000	77,923
ICA Gruppen AB*	3,100	93,847
Inageya Co. Ltd.	800	8,276
Itochu-Shokuhin Co. Ltd.	300	9,938
Izumiya Co. Ltd.	1,000	4,729
J Sainsbury PLC	11,906	75,461
The Jean Coutu Group PJC, Inc., Class A	254	4,489
Jeronimo Martins SGPS S.A.	4,927	91,163
Kasumi Co. Ltd.	3,500	21,619
Kato Sangyo Co. Ltd.	2,900	59,502
Kesko Oyj, Class B	112	3,727
Koninklijke Ahold N.V.	15,900	303,057
Lawson, Inc.	1,100	88,238
Life Corp.	1,900	31,644

	Shares	Value
Food & Staples Retailing – (continued)
Loblaw Cos. Ltd.	1,275	$58,306
Metcash Ltd.	21,658	68,705
Metro AG	1,800	84,511
Metro, Inc.	1,152	72,057
Ministop Co. Ltd.	1,300	20,313
The North West Co. Inc.	2,927	72,779
Okuwa Co. Ltd.	4,000	36,204
Olam International Ltd.	11,000	13,657
Rallye S.A.	4,002	170,648
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	375	20,353
San-A Co. Ltd.	2,400	68,470
Seven & I Holdings Co. Ltd.	10,700	394,802
Shoppers Drug Mart Corp.	3,100	181,092
Shufersal Ltd.	3,578	14,488
Sligro Food Group N.V.	578	21,668
Sugi Holdings Co. Ltd.	200	8,368
Sundrug Co. Ltd.	200	9,958
Tesco PLC	125,929	736,841
Tsuruha Holdings, Inc.	100	9,082
UNY Group Holdings Co. Ltd.	3,900	24,606
Valor Co. Ltd.	8,200	118,265
Welcia Holdings Co. Ltd.	800	48,435
Wesfarmers Ltd.	17,326	705,604
WM Morrison Supermarkets PLC	36,503	165,146
Woolworths Ltd.	19,458	643,059
Yaoko Co. Ltd.	800	29,844
Yokohama Reito Co. Ltd.	2,100	16,610
		6,281,278
Food Products – 3.1%
A2 Corp. Ltd.*	42,362	23,844
AarhusKarlshamn AB	442	26,195
Adecoagro S.A.*	3,400	27,200
Ajinomoto Co. Inc.	11,000	153,939
Ariake Japan Co. Ltd.	800	19,358
Aryzta AG*	1,478	110,660
Associated British Foods PLC	6,227	226,797
Austevoll Seafood ASA	13,900	86,470
Australian Agricultural Co. Ltd.*	12,274	13,076
Barry Callebaut AG*	25	26,172
Bonduelle S.C.A.	1,156	28,917
Bongrain S.A.	386	28,285

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	109

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Calbee Inc.	400	$10,494
Campofrio Food Group S.A.*	1,557	12,489
Cermaq ASA	596	10,572
China Fishery Group Ltd.	60,000	19,108
Dairy Crest Group PLC	4,130	35,631
Danone S.A.	8,526	633,106
Dydo Drinco, Inc.	100	4,235
East Asiatic Co. Ltd. A/S*	645	11,051
Ebro Foods S.A.	246	5,565
Emmi AG*	85	24,499
Ezaki Glico Co. Ltd.	1,000	11,110
Fuji Oil Co. Ltd.	1,600	29,143
Fujicco Co. Ltd.	2,000	24,890
Fujiya Co. Ltd.	6,000	11,864
Glanbia PLC	1,155	16,205
GMG Global Ltd.	80,000	6,514
Goodman Fielder Ltd.	102,251	73,588
GrainCorp Ltd., Class A	2,486	29,050
Greencore Group PLC	58,002	167,828
Hokuto Corp.	600	11,522
House Foods Group, Inc.	2,400	38,014
Indofood Agri Resources Ltd.	77,000	56,492
Itoham Foods, Inc.	9,000	37,978
J-Oil Mills, Inc.	14,000	44,236
Kagome Co. Ltd.	500	8,684
Kameda Seika Co. Ltd.	200	5,912
Kerry Group PLC, Class A	2,152	137,988
Kewpie Corp.	1,000	15,055
KEY Coffee, Inc.	1,500	23,805
Kikkoman Corp.	4,000	72,816
Koninklijke Wessanen N.V.	5,748	21,568
KWS Saat AG	39	13,952
Leroy Seafood Group ASA	1,715	53,344
Lindt & Spruengli AG	10	88,466
Maple Leaf Foods Inc.	300	4,416
Marine Harvest ASA	16,169	18,975
Marudai Food Co. Ltd.	9,000	28,346
Maruha Nichiro Holdings, Inc.	32,000	61,319
Megmilk Snow Brand Co. Ltd.	6,900	98,109
MEIJI Holdings Co. Ltd.	900	50,270
Mitsui Sugar Co. Ltd.	5,000	17,939

	Shares	Value
Food Products – (continued)
Morinaga & Co. Ltd.	5,000	$10,651
Morinaga Milk Industry Co. Ltd.	26,000	81,093
Nagatanien Co. Ltd.	3,000	27,276
Nestle S.A. (Registered)	48,076	3,477,420
New Britain Palm Oil Ltd.	4,923	31,439
Nichirei Corp.	1,000	5,157
Nippon Beet Sugar Manufacturing Co. Ltd.	10,000	18,856
Nippon Flour Mills Co. Ltd.	14,000	67,496
Nippon Meat Packers, Inc.	1,000	14,616
Nippon Suisan Kaisha Ltd.*	35,200	71,756
The Nisshin Oillio Group Ltd.	7,000	23,545
Nisshin Seifun Group, Inc.	2,200	23,837
Nissin Foods Holdings Co. Ltd.	700	29,966
Nutreco N.V.	1,663	81,651
Origin Enterprises PLC	5,489	53,430
Orkla ASA	12,075	97,956
Pacific Andes Resources Development Ltd.	132,000	13,622
Petra Foods Ltd.	5,000	14,311
Premier Foods PLC*	33,234	80,358
Prima Meat Packers Ltd.	19,000	40,281
Raisio PLC, Class V	5,066	29,546
Riken Vitamin Co. Ltd.	800	19,978
Sakata Seed Corp.	400	5,459
Salmar ASA*	5,901	72,178
Sanford Ltd.	8,893	33,641
Saputo, Inc.	2,025	100,177
Showa Sangyo Co. Ltd.	13,000	40,149
Sipef S.A.	200	15,199
Suedzucker AG	1,706	55,037
SunOpta, Inc.*	3,508	37,743
Super Group Ltd.	6,000	20,365
Tate & Lyle PLC	6,206	78,917
Toyo Suisan Kaisha Ltd.	1,000	31,801
Unilever N.V.	24,257	961,951
Unilever PLC	19,750	801,191
United International Enterprises	150	28,735
Vilmorin & Cie S.A.	35	4,138
Viscofan S.A.	1,129	60,006
Vitasoy International Holdings Ltd.	32,000	41,274
Wilmar International Ltd.	30,000	83,686
Yakult Honsha Co. Ltd.	1,200	60,850

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Yamazaki Baking Co. Ltd.	1,000	$10,172
Yeo Hiap Seng Ltd.	13,000	26,779
		9,700,750
Gas Utilities – 0.4%
APA Group	7,893	45,294
Enagas S.A.	2,325	62,237
Envestra Ltd.	43,794	46,655
Gas Natural SDG S.A.	4,803	113,420
Hong Kong & China Gas Co. Ltd.	78,600	183,700
Osaka Gas Co. Ltd.	26,000	109,449
Rubis S.C.A.	1,303	81,539
Saibu Gas Co. Ltd.	15,000	37,305
Shizuoka Gas Co. Ltd.	5,000	33,126
Snam SpA	29,187	150,624
Superior Plus Corp.	21,733	231,741
Toho Gas Co. Ltd.	3,000	15,625
Tokyo Gas Co. Ltd.	33,000	178,942
Valener, Inc.	500	7,436
		1,297,093
Health Care Equipment & Supplies – 0.7%
Ansell Ltd.	1,947	35,934
Asahi Intecc Co. Ltd.	700	47,019
BioMerieux	53	5,329
Biosensors International Group Ltd.	11,000	8,336
Carl Zeiss Meditec AG	288	9,119
Cochlear Ltd.	785	43,784
Coloplast A/S, Class B	2,178	142,203
DiaSorin SpA	471	22,322
Draegerwerk AG & Co. KGaA	116	11,512
Draegerwerk AG & Co. KGaA (Preference)	179	21,050
Elekta AB, Class B	4,701	69,450
Essilor International S.A.	3,001	322,717
Fisher & Paykel Healthcare Corp. Ltd.	2,745	8,362
Fukuda Denshi Co. Ltd.	2,800	120,293
Getinge AB, Class B	3,178	100,923
Given Imaging Ltd.*	1,000	20,220
GN Store Nord A/S	2,532	57,828
Hogy Medical Co. Ltd.	700	40,740

	Shares	Value
Health Care Equipment & Supplies – (continued)
Nagaileben Co. Ltd.	500	$8,261
Nakanishi, Inc.	300	42,748
Nihon Kohden Corp.	100	4,113
Nikkiso Co. Ltd.	2,000	24,768
Nipro Corp.	800	7,306
Nobel Biocare Holding AG*	5,577	92,380
Olympus Corp.*	3,600	115,218
Ossur HF	18,543	32,954
Sartorius AG	302	31,901
Sartorius Stedim Biotech	198	29,812
Smith & Nephew PLC	14,253	182,504
Sonova Holding AG*	678	88,423
Sorin SpA*	6,750	18,629
Straumann Holding AG	395	78,777
Sysmex Corp.	1,100	72,541
Terumo Corp.	2,500	120,783
William Demant Holding A/S*	324	32,097
Ypsomed Holding AG (Registered)*	295	18,895
		2,089,251
Health Care Providers & Services – 0.6%
Alfresa Holdings Corp.	300	16,390
Amplifon SpA	544	2,906
Arseus N.V.	1,000	30,888
As One Corp.	900	19,888
BML, Inc.	200	6,829
Catamaran Corp.*	2,827	132,614
Celesio AG	1,150	35,857
Ebos Group Ltd.	5,057	40,604
Extendicare, Inc.	14,584	93,558
Fresenius Medical Care AG & Co. KGaA	3,806	252,297
Fresenius SE & Co. KGaA	1,977	257,297
Medipal Holdings Corp.	1,300	17,544
Message Co. Ltd.	200	5,647
Metlifecare Ltd.	2,740	9,254
Miraca Holdings, Inc.	600	27,000
Nichii Gakkan Co.	8,900	89,263
Oriola-KD Oyj*	6,067	19,795
Oriola-KD Oyj, Class B	16,302	52,969
Orpea	206	11,132
Primary Health Care Ltd.	2,306	10,787

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	111

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Raffles Medical Group Ltd.	7,023	$18,062
Ramsay Health Care Ltd.	1,752	64,371
Rhoen Klinikum AG	2,609	72,943
Ryman Healthcare Ltd.	1,245	7,781
Ship Healthcare Holdings, Inc.	200	8,195
Sigma Pharmaceuticals Ltd.	84,809	45,777
Sonic Healthcare Ltd.	7,102	108,545
Suzuken Co. Ltd.	1,800	64,948
Toho Holdings Co. Ltd.	300	5,791
UDG Healthcare PLC	35,926	180,082
Vital KSK Holdings, Inc.	5,700	39,971
		1,748,985
Health Care Technology – 0.0%†
CompuGroup Medical AG	1,428	37,264
M3, Inc.	8	21,894
		59,158
Hotels, Restaurants & Leisure – 1.7%
Accor S.A.	2,053	92,147
Accordia Golf Co. Ltd.	5,400	59,223
Ainsworth Game Technology Ltd.	3,266	13,484
Aristocrat Leisure Ltd.	922	4,409
Atom Corp.	1,200	6,054
Autogrill SpA*	270	2,430
Betfair Group PLC	3,123	50,425
Betsson AB*	2,256	71,120
Bwin.Party Digital Entertainment PLC	33,886	66,854
Cafe de Coral Holdings Ltd.	6,000	20,585
Carnival PLC	2,426	86,683
Club Mediterranee S.A.*	878	20,733
Coco’s Japan Co. Ltd.	1,600	25,669
Colowide Co. Ltd.	1,000	10,070
Compass Group PLC	26,500	381,897
Crown Ltd.	5,627	89,892
Domino’s Pizza Enterprises Ltd.	3,078	45,411
Domino’s Pizza Group PLC	6,344	59,727
Doutor Nichires Holdings Co. Ltd.	2,700	49,068
Echo Entertainment Group Ltd.	7,053	17,699
Enterprise Inns PLC*	86,155	209,701
Euro Disney S.C.A.*	374	2,446

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Flight Centre Ltd.	659	$32,394
Fuji Kyuko Co. Ltd.	1,000	8,266
Fujita Kanko, Inc.	2,000	8,766
Galaxy Entertainment Group Ltd.*	28,000	208,924
Genting Hong Kong Ltd.*	72,000	33,060
Genting Singapore PLC	116,000	142,621
Great Canadian Gaming Corp.*	504	6,196
Greene King PLC	2,663	35,297
Gtech SpA	116	3,531
GuocoLeisure Ltd.*	13,000	8,647
Harbour Centre Development Ltd.	30,000	55,333
HIS Co. Ltd.	400	21,568
Hongkong & Shanghai Hotels	26,000	40,913
Hotel Properties Ltd.	3,000	7,595
Ichibanya Co. Ltd.	500	21,404
Imperial Hotel Ltd.	600	14,708
InterContinental Hotels Group PLC	3,475	101,442
Intralot S.A.-Integrated Lottery Systems & Services	11,523	30,548
JD Wetherspoon PLC	6,579	74,517
Kappa Create Holdings Co. Ltd.	950	17,730
Kentucky Fried Chicken Japan Ltd.	1,000	21,415
Kingston Financial Group Ltd.	28,000	3,178
Kisoji Co. Ltd.	1,100	20,338
Kuoni Reisen Holding AG*	226	95,836
Ladbrokes PLC	7,031	21,587
Marston’s PLC	84,677	206,784
McDonald’s Holdings Co. Japan Ltd.	800	22,147
Melco Crown Entertainment Ltd.*	8,100	91,572
Melco International Development Ltd.	21,000	65,955
Melia Hotels International S.A.	336	3,819
Millennium & Copthorne Hotels PLC	524	4,794
Miramar Hotel & Investment	53,000	67,950
Mitchells & Butlers PLC*	32,675	210,508
MOS Food Services, Inc.	1,100	21,347
NagaCorp Ltd.	58,000	53,563
NH Hoteles S.A.*	2,053	10,746
Ohsho Food Service Corp.	2,800	91,897
OPAP S.A.	2,241	27,877
Oriental Land Co. Ltd.	800	128,183

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
OUE Ltd.	21,000	$40,972
Paddy Power PLC	647	52,776
PGM Holdings K K	400	3,889
Plenus Co. Ltd.	1,000	22,689
Rank Group PLC	1,756	4,048
Regal Hotels International Holdings Ltd.^	52,000	28,371
Resorttrust, Inc.	300	11,406
The Restaurant Group PLC	10,327	95,566
Rezidor Hotel Group AB*	2,683	15,299
Round One Corp.	700	3,710
Royal Holdings Co. Ltd.	1,600	25,685
Saizeriya Co. Ltd.	500	6,182
Sands China Ltd.	34,400	244,477
Shangri-La Asia Ltd.	12,000	21,978
SJM Holdings Ltd.	28,000	90,468
SKYCITY Entertainment Group Ltd.	1,876	6,041
Sodexo	1,153	112,061
St Marc Holdings Co. Ltd.	600	30,884
Starbucks Coffee Japan Ltd.	900	10,549
Tabcorp Holdings Ltd.	3,750	12,784
Tatts Group Ltd.	19,853	59,031
Thomas Cook Group PLC*	87,059	201,551
Tim Hortons, Inc.	2,275	135,778
Tokyo Dome Corp.	4,000	27,398
Tokyotokeiba Co. Ltd.	2,000	8,113
Toridoll.corp	3,400	32,021
TUI AG*	1,864	24,781
TUI Travel PLC	3,691	22,830
Unibet Group PLC	1,859	74,693
WATAMI Co. Ltd.	1,400	21,547
Whitbread PLC	2,302	126,966
William Hill PLC	10,461	67,378
Wynn Macau Ltd.	27,600	105,907
Yomiuri Land Co. Ltd.	1,000	7,441
Yoshinoya Holdings Co. Ltd.	1,400	16,082
Zensho Holdings Co. Ltd.	3,600	41,133
		5,241,168
Household Durables – 1.2%
Alpine Electronics, Inc.	2,400	28,988
Bang & Olufsen A/S*	222	2,145

	Shares	Value
Household Durables – (continued)
Barratt Developments PLC	10,792	$58,101
Bellway PLC	3,537	85,465
Berkeley Group Holdings PLC	2,144	80,602
Bovis Homes Group PLC	6,977	87,993
Brookfield Residential Properties, Inc.*	700	15,456
Casio Computer Co. Ltd.	2,400	22,921
Chofu Seisakusho Co. Ltd.	200	4,638
Clarion Co. Ltd.*	22,000	29,375
Corona Corp.	2,900	32,810
Crest Nicholson Holdings PLC*	40,189	249,877
Dorel Industries, Inc., Class B	3,878	144,061
Ekornes ASA	3,933	64,142
Electrolux AB	3,002	74,226
Fleetwood Corp. Ltd.	5,982	19,090
Forbo Holding AG*	52	40,886
Foster Electric Co. Ltd.	2,700	52,728
France Bed Holdings Co. Ltd.	16,000	33,106
Fujitsu General Ltd.	4,000	48,476
Funai Electric Co. Ltd.	900	9,559
GUD Holdings Ltd.	2,533	14,224
Haseko Corp.*	1,700	12,545
Hunter Douglas N.V.	110	4,785
Husqvarna AB, Class B	2,585	15,228
Indesit Co. SpA	4,592	47,570
JM AB	12,275	350,928
JVC Kenwood Corp.	32,600	63,798
Man Wah Holdings Ltd.	24,800	42,735
Metall Zug AG, Class B	8	19,241
Misawa Homes Co. Ltd.	4,600	82,426
Mitsui Home Co. Ltd.	1,000	5,045
Nexity S.A.	4,503	176,921
Nobia AB	7,206	62,917
Panasonic Corp.	32,700	328,300
Persimmon PLC*	3,439	69,892
Pioneer Corp.*	47,300	86,780
Redrow PLC	7,585	32,293
Rinnai Corp.	400	30,986
Sangetsu Co. Ltd.	1,200	31,838
SEB S.A.	46	4,138
Sekisui Chemical Co. Ltd.	9,000	104,301
Sekisui House Ltd.	10,000	143,003
Sharp Corp.*	23,000	67,750

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	113

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Sony Corp.	15,000	$286,974
Sumitomo Forestry Co. Ltd.	500	5,805
Takamatsu Construction Group Co. Ltd.	2,600	48,656
Taylor Wimpey PLC	61,576	109,019
Techtronic Industries Co.	18,000	45,272
Token Corp.	670	35,579
TomTom N.V.*	5,274	40,876
		3,554,470
Household Products – 0.5%
Henkel AG & Co. KGaA	1,800	166,623
Henkel AG & Co. KGaA (Preference)	2,550	276,298
Lion Corp.	1,000	6,004
Pigeon Corp.	800	41,178
PZ Cussons PLC	3,525	22,296
Reckitt Benckiser Group PLC	9,404	732,458
ST Corp.	1,800	18,365
Svenska Cellulosa AB S.C.A., Class A	468	13,235
Svenska Cellulosa AB S.C.A., Class B	9,153	260,260
Unicharm Corp.	1,800	115,401
		1,652,118
Independent Power Producers & Energy Traders – 0.2%
ALBIOMA	3,682	90,152
Algonquin Power & Utilities Corp.	6,486	41,857
APR Energy PLC	3,286	61,240
Atlantic Power Corp.	18,941	85,365
Capital Power Corp.	3,803	78,770
Drax Group PLC	6,576	67,193
EDP Renovaveis S.A.	9,427	52,020
Electric Power Development Co. Ltd.	2,100	66,996
Enel Green Power SpA	11,345	27,639
Energy World Corp. Ltd.*	17,127	7,055
Innergex Renewable Energy, Inc.	7,554	66,207
KSK Power Ventur PLC*	2,099	6,745
Northland Power, Inc.	180	2,851
TransAlta Corp.	2,853	38,383
		692,473

	Shares	Value
Industrial Conglomerates – 1.4%
CIR-Compagnie Industriali Riunite SpA*	40,226	$67,101
Clal Industries Ltd.*	1,000	4,473
Cofide SpA*	55,317	43,656
CSR Ltd.	45,552	107,839
Daetwyler Holding AG	117	14,923
Hong Leong Asia Ltd.	28,000	32,846
Hopewell Holdings Ltd.	3,500	11,782
Hutchison Whampoa Ltd.	30,000	373,788
Indus Holding AG	3,103	111,791
Jardine Matheson Holdings Ltd.	2,800	152,572
Jardine Strategic Holdings Ltd.	3,500	118,615
Katakura Industries Co. Ltd.	1,200	14,213
Keihan Electric Railway Co. Ltd.	10,000	41,178
Keppel Corp. Ltd.	25,000	218,688
Koninklijke Philips N.V.	13,828	490,282
Koor Industries Ltd.*	1,851	38,265
Nisshinbo Holdings, Inc.	2,000	17,613
NWS Holdings Ltd.	15,090	23,551
Rheinmetall AG	5,825	361,783
Schouw & Co.	2,658	99,561
Sembcorp Industries Ltd.	10,000	42,891
Shun Tak Holdings Ltd.	56,000	32,431
Siemens AG (Registered)	12,245	1,567,822
Smiths Group PLC	5,227	120,507
Sonae	18,183	26,327
Straits Trading Co. Ltd.	7,000	20,655
TOKAI Holdings Corp.	20,700	73,424
Toshiba Corp.	55,000	233,208
		4,461,785
Insurance – 4.4%
Admiral Group PLC	3,557	73,091
Aegon N.V.	27,352	218,053
Ageas	3,250	138,494
AIA Group Ltd.	185,000	938,953
Allianz SE (Registered)	6,750	1,136,984
Amlin PLC	2,767	18,942
AMP Ltd.	47,534	213,358
April	1,650	35,173
Assicurazioni Generali SpA	18,053	422,631
Aviva PLC	39,331	283,783
AXA S.A.	26,828	671,097

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Baloise Holding AG (Registered)	851	$99,239
Beazley PLC	76,776	282,221
Catlin Group Ltd.	1,982	16,304
Clal Insurance Enterprises Holdings Ltd.	2,567	50,535
CNP Assurances	812	14,351
The Dai-ichi Life Insurance Co. Ltd.	12,600	179,284
Delta Lloyd N.V.	4,331	92,206
Direct Line Insurance Group PLC	11,458	41,419
E-L Financial Corp. Ltd.	8	5,318
esure Group PLC	19,234	69,992
Euler Hermes S.A.	112	14,806
Fairfax Financial Holdings Ltd.	246	107,331
Fondiaria-Sai SpA*	59,162	150,678
Gjensidige Forsikring ASA	989	18,474
Great-West Lifeco, Inc.	3,902	120,669
Grupo Catalana Occidente S.A.	2,120	71,909
Hannover Rueck SE	702	56,394
Harel Insurance Investments & Financial Services Ltd.	4,300	25,330
Helvetia Holding AG	23	10,877
Hiscox Ltd.	8,133	86,435
Industrial Alliance Insurance & Financial Services, Inc.	1,450	65,016
Insurance Australia Group Ltd.	25,760	150,751
Intact Financial Corp.	2,351	146,604
Jardine Lloyd Thompson Group PLC	258	4,149
Lancashire Holdings Ltd.	26,285	342,903
Legal & General Group PLC	85,452	296,952
LIFENET INSURANCE CO*	5,500	29,936
Manulife Financial Corp.	27,577	488,418
Mapfre S.A.	6,907	27,832
Mediolanum SpA	2,092	18,231
Menorah Mivtachim Holdings Ltd.	4,176	48,285
Milano Assicurazioni SpA*	106,059	90,766
MS&AD Insurance Group Holdings	8,200	211,039
Muenchener Rueckversicherungs AG (Registered)	2,626	549,430
NIB Holdings Ltd.	22,426	50,967
NKSJ Holdings, Inc.	5,700	146,872

	Shares	Value
Insurance – (continued)
Old Mutual PLC	64,305	$210,344
Phoenix Group Holdings	22,002	275,011
The Phoenix Holdings Ltd.	7,846	30,968
Power Corp of Canada	5,826	171,621
Power Financial Corp.	3,002	98,766
Prudential PLC	37,226	764,935
QBE Insurance Group Ltd.	18,703	262,120
Resolution Ltd.	17,901	102,787
RSA Insurance Group PLC	70,013	144,428
Sampo Oyj, Class A	6,928	328,616
Schweizerische National-Versicherungs-Gesellschaft AG, Class V	1,877	92,964
SCOR SE	2,626	92,946
Societa Cattolica di Assicurazioni SCRL	6,928	175,657
Sony Financial Holdings, Inc.	1,400	26,071
St James’s Place PLC	1,985	21,558
Standard Life PLC	40,453	228,771
Storebrand ASA*	680	4,395
Sun Life Financial, Inc.	9,027	304,002
Suncorp Group Ltd.	20,226	256,267
Swiss Life Holding AG*	428	85,217
Swiss Re AG*	5,277	464,444
T&D Holdings, Inc.	7,600	91,020
Tokio Marine Holdings, Inc.	10,200	333,208
Topdanmark A/S*	575	15,679
Tower Ltd.	33,375	51,108
Tryg A/S	70	6,405
Unipol Gruppo Finanziario SpA	13,898	73,877
Unipol Gruppo Finanziario SpA (Preference)	17,878	80,450
Vienna Insurance Group AG Wiener Versicherung Gruppe	108	5,730
Zurich Insurance Group AG*	2,225	616,479
		13,748,326
Internet & Catalog Retail – 0.4%
ASKUL Corp.	1,400	44,807
ASOS PLC*	1,282	116,783
Belluna Co. Ltd.	9,900	52,472
Home Retail Group PLC	120,425	385,015
N Brown Group PLC	5,442	45,858

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet & Catalog Retail – (continued)
Nissen Holdings Co. Ltd.	4,300	$13,893
Ocado Group PLC*	19,513	136,057
Rakuten, Inc.	10,500	136,775
Senshukai Co. Ltd.	2,500	21,634
Start Today Co. Ltd.	600	16,726
Takkt AG	2,900	57,640
Trade Me Group Ltd.	19,956	74,334
Wotif.com Holdings Ltd.	4,629	19,462
Yoox SpA*	2,027	73,026
		1,194,482
Internet Software & Services – 0.1%
Blumont Group Ltd.*	53,000	4,999
carsales.com Ltd.	3,812	37,903
Dena Co. Ltd.	1,500	32,703
F@N Communications, Inc.	400	9,292
GMO internet, Inc.	1,500	17,032
Gree, Inc.	200	1,722
Gurunavi, Inc.	900	19,402
Internet Initiative Japan, Inc.	200	5,612
Kakaku.com, Inc.	1,600	30,888
Moneysupermarket.com Group PLC	16,412	40,448
Opera Software ASA	2,978	36,050
Telecity Group PLC	1,380	16,905
United Internet AG	870	34,418
Yahoo Japan Corp.	20,000	93,161
		380,535
IT Services – 0.7%
Alten S.A.	3,450	156,515
Altran Technologies S.A.*	3,508	31,190
Amadeus IT Holding S.A., Class A	4,850	180,334
Atea ASA	11,177	124,027
AtoS	704	60,182
Cap Gemini S.A.	2,714	178,765
CGI Group, Inc., Class A*	3,202	107,404
Computacenter PLC	12,905	123,051
Computershare Ltd.	7,553	76,816
Davis & Henderson Corp.	5,251	135,196
Digital Garage, Inc.	1,200	31,605
Fujitsu Ltd.*	26,000	111,569

	Shares	Value
IT Services – (continued)
GFI Informatique S.A.	5,032	$29,074
Groupe Steria S.C.A.	3,079	57,096
Indra Sistemas S.A.	7,151	118,314
Iress Ltd.	9,137	85,485
IT Holdings Corp.	500	7,191
Itochu Techno-Solutions Corp.	100	3,919
NEC Fielding Ltd.	1,500	16,986
NEC Networks & System Integration Corp.	3,000	75,497
NET One Systems Co. Ltd.	12,100	84,482
Nihon Unisys Ltd.	8,000	71,267
Nomura Research Institute Ltd.	1,000	33,534
NS Solutions Corp.	1,500	34,201
NTT Data Corp.	1,800	59,627
Obic Co. Ltd.	900	28,254
Ordina N.V.*	4,122	7,229
Otsuka Corp.	100	12,975
SCSK Corp.	400	10,123
Sopra Group S.A.	572	50,095
Tieto Oyj	219	4,823
TKC Corp.	1,800	29,924
Transcosmos, Inc.	3,700	64,074
Wirecard AG	1,068	38,992
Xchanging PLC	3,750	7,651
		2,247,467
Leisure Equipment & Products – 0.2%
Amer Sports Oyj	1,390	28,610
Beneteau S.A.*	2,110	38,697
Fields Corp.	2,200	39,062
Mars Engineering Corp.	600	11,479
Mizuno Corp.	4,000	22,546
Namco Bandai Holdings, Inc.	2,400	45,255
Nikon Corp.	5,500	101,468
Sankyo Co. Ltd.	900	42,748
Sega Sammy Holdings, Inc.	2,500	64,086
Shimano, Inc.	1,000	87,657
Tamron Co. Ltd.	200	4,273
Tomy Co. Ltd.	3,700	19,083
Trigano S.A.*	1,751	37,231
Yamaha Corp.	1,900	28,274
		570,469

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Life Sciences Tools & Services – 0.2%
Chiome Bioscience, Inc.*	200	$6,758
EPS Corp.	4	4,154
Eurofins Scientific	46	12,629
Evotec AG*	2,572	15,119
Gerresheimer AG	1,476	97,963
Lonza Group AG*	808	72,364
Nordion Inc.*	14,156	117,147
QIAGEN N.V.*	4,904	112,939
Tecan Group AG*	443	46,475
		485,548
Machinery – 3.3%
Aalberts Industries N.V.	2,702	80,961
Aida Engineering Ltd.	9,300	89,768
Alfa Laval AB	5,301	121,240
Amada Co. Ltd.	4,000	34,329
Andritz AG	952	58,720
Asahi Diamond Industrial Co. Ltd.	400	3,877
Atlas Copco AB, Class A	11,247	312,501
Atlas Copco AB, Class B	6,000	149,558
ATS Automation Tooling Systems, Inc.*	5,484	75,830
Bando Chemical Industries Ltd.	7,000	27,255
Bobst Group AG*	255	9,011
Bodycote PLC	8,026	84,846
Bradken Ltd.	26,153	154,537
Bucher Industries AG	24	6,672
Burckhardt Compression Holding AG	80	32,113
Cargotec Oyj, Class B	613	22,451
Chugai Ro Co. Ltd.	12,000	31,434
CKD Corp.	6,200	57,444
Construcciones y Auxiliar de Ferrocarriles S.A.	281	146,256
Cosco Corp. Singapore Ltd.	53,000	33,543
Daifuku Co. Ltd.	4,500	57,701
Danieli & C Officine Meccaniche SpA	3,143	96,867
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	5,565	115,376
Deutz AG*	13,000	123,891
DMG Mori Seiki AG	9,415	310,585

	Shares	Value
Machinery – (continued)
DMG Mori Seiki Co. Ltd.	2,000	$32,331
Duerr AG	1,376	120,845
Duro Felguera S.A.	6,856	44,926
Ebara Corp.	2,000	10,723
Faiveley Transport S.A.	935	73,103
FANUC Corp.	2,800	448,639
Fenner PLC	11,384	73,158
Fuji Machine Manufacturing Co. Ltd.	6,600	59,468
Fujitec Co. Ltd.	3,000	36,846
Furukawa Co. Ltd.	18,000	37,427
GEA Group AG	2,277	99,213
Georg Fischer AG*	578	399,567
Glory Ltd.	200	4,956
Heidelberger Druckmaschinen AG*	31,761	85,365
Hino Motors Ltd.	5,000	70,278
Hitachi Construction Machinery Co. Ltd.	1,100	23,175
Hitachi Koki Co. Ltd.	600	4,385
Hitachi Zosen Corp.	1,500	11,910
Hoshizaki Electric Co. Ltd.	100	3,664
IHI Corp.	31,000	130,812
IMI PLC	4,602	112,308
Invensys PLC	7,655	61,862
Iseki & Co. Ltd.	2,000	6,483
The Japan Steel Works Ltd.	3,000	16,726
JTEKT Corp.	2,600	33,206
Kawasaki Heavy Industries Ltd.	25,000	97,340
Kitz Corp.	4,700	20,216
Komatsu Ltd.	15,000	327,184
Komori Corp.	4,800	75,295
Kone Oyj, Class B	2,276	200,970
Konecranes Oyj	90	3,039
Krones AG	347	30,456
KSB AG	17	11,158
KSB AG (Preference)	128	80,065
Kubota Corp.	15,000	221,384
KUKA AG	1,951	89,014
Kurita Water Industries Ltd.	2,800	61,074
Makino Milling Machine Co. Ltd.	12,000	78,402
Makita Corp.	1,500	75,680
MAN SE	727	87,717

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
MAN SE (Preference)	183	$21,871
Max Co. Ltd.	1,000	11,253
Meidensha Corp.	7,000	26,114
Melrose Industries PLC	24,625	126,679
Metka S.A.	3,461	65,167
Metso Oyj	1,853	73,055
Meyer Burger Technology AG*	2,478	29,143
Minebea Co. Ltd.	1,000	5,524
Mitsubishi Heavy Industries Ltd.	47,000	297,972
Mitsuboshi Belting Co. Ltd.	12,000	61,890
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	13,699
Miura Co. Ltd.	1,100	28,848
Morgan Advanced Materials PLC	12,833	62,677
Nabtesco Corp.	1,100	26,808
Nachi-Fujikoshi Corp.	9,000	44,032
NGK Insulators Ltd.	3,000	50,270
Nippon Sharyo Ltd.	5,000	26,297
Nippon Thompson Co. Ltd.	9,000	48,986
Nitta Corp.	1,600	33,725
Nitto Kohki Co. Ltd.	1,500	28,392
NKT Holding A/S	3,334	162,013
Noritake Co. Ltd.	1,000	2,721
NSK Ltd.	7,000	74,345
NTN Corp.*	9,000	43,023
OC Oerlikon Corp. AG (Registered)*	302	4,235
Oiles Corp.	2,300	51,364
OKUMA Corp.	2,000	16,818
Organo Corp.	3,000	14,555
OSG Corp.	1,500	24,233
Palfinger AG	794	29,361
Pfeiffer Vacuum Technology AG	452	52,791
Rational AG	54	16,591
Rieter Holding AG*	156	32,783
Rotork PLC	1,036	47,653
Ryobi Ltd.	19,000	83,855
Sandvik AB	12,776	173,149
Scania AB, Class A	2,427	46,507
Scania AB, Class B	4,978	100,005
Schindler Holding AG	1,261	179,386
SembCorp Marine Ltd.	7,000	25,396

	Shares	Value
Machinery – (continued)
Semperit AG Holding	1,165	$57,255
Senior PLC	19,126	91,508
Shima Seiki Manufacturing Ltd.	900	18,439
Shinmaywa Industries Ltd.	1,000	7,838
Singamas Container Holdings Ltd.	162,000	37,820
Sintokogio Ltd.	2,500	18,780
SKF AB, Class B	6,528	173,211
SMC CORP NPV	900	208,970
Spirax-Sarco Engineering PLC	400	18,752
Sulzer AG	509	79,873
Sumitomo Heavy Industries Ltd.	4,000	17,654
Tadano Ltd.	1,000	13,719
Terex Material Handling & Port Solutions AG	234	19,501
THK Co. Ltd.	2,500	54,378
Torishima Pump Manufacturing Co. Ltd.	600	5,333
Toshiba Machine Co. Ltd.	3,000	15,503
Trelleborg AB, Class B	2,906	55,012
Tsubakimoto Chain Co.	9,000	59,627
Tsugami Corp.	1,000	5,025
Vallourec S.A.	1,425	84,902
Vard Holdings Ltd.*	71,000	50,373
Vesuvius PLC	38,626	301,222
Volvo AB, Class A	6,626	85,346
Volvo AB, Class B	24,357	313,353
Vossloh AG	205	21,175
Wacker Neuson SE	4,376	67,464
Wartsila Oyj Abp	2,627	116,678
The Weir Group PLC	3,426	124,120
Westport Innovations Inc.*	592	13,863
Yangzijiang Shipbuilding Holdings Ltd.	19,000	18,076
Zardoya Otis S.A.	4,074	71,060
		10,186,152
Marine – 0.4%
AP Moeller – Maersk A/S, Class A	7	63,336
AP Moeller – Maersk A/S, Class B	22	213,133
Cie Maritime Belge S.A.	1,312	35,031
D/S Norden A/S	1,588	69,989
Dfds A/S	449	32,695

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
Golden Ocean Group Ltd.	15,271	$23,005
Iino Kaiun Kaisha Ltd.	4,300	28,225
Irish Continental Group PLC	1,034	36,289
Kawasaki Kisen Kaisha Ltd.	11,000	25,115
Kuehne + Nagel International AG	678	85,878
Mermaid Marine Australia Ltd.	6,477	23,000
Mitsui OSK Lines Ltd.	21,000	88,615
Neptune Orient Lines Ltd.*	11,000	9,401
Nippon Yusen KK	28,000	85,333
NS United Kaiun Kaisha Ltd.*	11,000	33,187
Orient Overseas International Ltd.	1,000	5,166
Pacific Basin Shipping Ltd.	81,000	57,984
SITC International Holdings Co. Ltd.	151,000	63,882
Stolt-Nielsen Ltd.	1,829	51,816
Wilh Wilhelmsen Holding ASA, Class A	3,047	93,238
Wilh Wilhelmsen Holding ASA, Class B	2,234	67,796
		1,192,114
Media – 2.1%
Aimia, Inc.	4,679	82,691
Alma Media Oyj	8,472	36,281
Amalgamated Holdings Ltd.	8,073	61,999
APN News & Media Ltd.*	34,463	15,175
Arnoldo Mondadori Editore SpA*	1,942	4,161
Asatsu-DK, Inc.	1,100	30,194
Atresmedia Corp. de Medios de Comunicaion S.A.	3,386	56,850
Avex Group Holdings, Inc.	1,600	40,542
Axel Springer AG	507	30,614
British Sky Broadcasting Group PLC	16,325	245,885
Cineplex, Inc.	714	28,756
Cogeco Cable, Inc.	2,362	111,662
Cogeco, Inc.	410	18,557
Constantin Medien AG*	9,138	20,498
COOKPAD, Inc.	300	9,601
Corus Entertainment, Inc., Class B	202	4,707
CTS Eventim AG	1,348	65,882
CyberAgent, Inc.	1,100	29,992

	Shares	Value
Media – (continued)
Daiichikosho Co. Ltd.	300	$8,577
Daily Mail & General Trust PLC, Class A	5,630	73,628
Dentsu, Inc.	2,500	94,154
Euromoney Institutional Investor PLC	3,355	57,944
Eutelsat Communications S.A.	1,953	61,983
Fairfax Media Ltd.	363,555	208,282
Fuji Media Holdings, Inc.	1,200	23,887
GFK SE	861	50,391
Gruppo Editoriale L’Espresso SpA*	19,423	38,869
Hakuhodo DY Holdings, Inc.	1,900	14,679
Havas S.A.	7,824	65,267
Highlight Communications AG	717	3,688
Imax Corp.*	2,048	59,564
Informa PLC	8,677	77,997
IPSOS	5,910	249,596
ITV PLC	52,625	161,401
JCDecaux S.A.	530	21,321
Kabel Deutschland Holding AG	276	34,746
Kadokawa Corp.	900	32,795
Lagardere S.C.A.	1,901	69,236
Mediaset Espana Comunicacion S.A.*	430	5,261
Mediaset SpA*	7,287	36,575
Metropole Television S.A.	1,801	41,563
Modern Times Group AB, Class B	604	33,023
Nippon Television Holdings, Inc.	1,500	27,459
NRJ Group*	658	6,351
Pearson PLC	12,051	252,469
Perform Group PLC*	4,301	38,696
ProSiebenSat.1 Media AG	2,921	139,306
Publicis Groupe S.A.	2,711	226,407
PubliGroupe AG	46	4,572
Quebecor, Inc., Class B	196	4,845
RCS MediaGroup SpA*	20,743	45,741
REA Group Ltd.	407	15,994
Reed Elsevier N.V.	10,851	218,845
Reed Elsevier PLC	17,202	241,545
Rightmove PLC	2,083	88,750
RTL Group S.A.	22	2,393
Sanoma Oyj	1,100	9,571
Schibsted ASA	1,722	105,386

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
SES S.A.	4,801	$139,938
Seven West Media Ltd.	21,141	50,449
Shaw Communications, Inc., Class B	6,125	146,481
Singapore Press Holdings Ltd.	27,000	92,514
Sky Deutschland AG*	4,529	44,763
Sky Network Television Ltd.	7,095	36,412
SKY Perfect JSAT Holdings, Inc.	6,800	39,299
Societe d’Edition de Canal +	8,575	70,879
Societe Television Francaise 1	18,354	354,322
Solocal Group*	13,116	30,670
Southern Cross Media Group Ltd.	70,578	126,316
Stroeer Media AG*	987	17,108
Tamedia AG	141	16,801
Technicolor S.A.*	43,627	236,650
Telegraaf Media Groep N.V.	2,289	29,905
Television Broadcasts Ltd.	2,700	15,793
Ten Network Holdings Ltd.*	52,210	13,843
Thomson Reuters Corp.	5,602	210,468
Toei Co. Ltd.	9,000	54,123
Toho Co. Ltd.	900	19,273
Torstar Corp., Class B	8,626	46,321
UBM PLC	6,283	68,994
Village Roadshow Ltd.	8,033	53,476
Wolters Kluwer N.V.	4,175	113,405
WPP PLC	18,503	393,882
Zenrin Co. Ltd.	200	2,106
ZON OPTIMUS SGPS S.A.	11,886	81,862
		6,352,857
Metals & Mining – 4.9%
Acerinox S.A.	371	4,900
African Barrick Gold PLC*	12,296	38,028
African Minerals Ltd.*	40,728	122,034
Agnico Eagle Mines Ltd.	2,714	80,573
Aichi Steel Corp.	19,000	97,217
Alacer Gold Corp.	31,994	88,663
Alamos Gold, Inc.	1,655	26,360
Alumina Ltd.*	7,824	7,631
AMAG Austria Metall AG(a)	2,064	59,810
AMG Advanced Metallurgical Group N.V.*	7,393	82,889

	Shares	Value
Metals & Mining – (continued)
Anglo American PLC	20,900	$498,632
Antofagasta PLC	5,925	81,388
APERAM	8,556	146,794
Aquarius Platinum Ltd.*	82,823	54,508
ArcelorMittal	13,783	218,016
Argonaut Gold, Inc.*	7,800	43,381
Arrium Ltd.	203,103	266,375
Asahi Holdings, Inc.	2,400	39,605
Asanko Gold, Inc.*	1,481	3,479
Atlas Iron Ltd.	146,603	143,685
Augusta Resource Corp.*	4,800	9,160
AuRico Gold, Inc.	7,614	31,614
Aurubis AG	72	4,548
B2Gold Corp.*	25,739	63,678
Banro Corp.*	21,556	17,776
Barrick Gold Corp.	15,375	298,993
Beadell Resources Ltd.*	28,665	25,244
BHP Billiton Ltd.	46,987	1,675,657
BHP Billiton PLC	30,979	960,826
BlueScope Steel Ltd.*	5,703	26,948
Boliden AB	1,920	27,386
Canam Group, Inc.*	1,800	19,504
Capstone Mining Corp.*	14,014	37,224
Centamin PLC*	159,377	128,540
Centerra Gold, Inc.	25,460	101,806
China Gold International Resources Corp. Ltd.*	5,290	14,203
Colossus Minerals, Inc.*	584	286
Continental Gold Ltd.*	3,730	14,128
Cudeco Ltd.*	2,694	5,128
Daido Steel Co. Ltd.	5,000	28,641
Detour Gold Corp.*	8,119	66,332
Dominion Diamond Corp.*	1,740	23,493
Dowa Holdings Co. Ltd.	4,000	37,672
Dundee Precious Metals, Inc.*	21,043	89,794
Eldorado Gold Corp.	11,725	79,040
Endeavour Mining Corp.*	37,299	22,175
Endeavour Silver Corp.*	900	3,737
Evolution Mining Ltd.	70,901	56,397
Evraz PLC*	2,482	4,705
Ferrexpo PLC	36,350	106,054
First Majestic Silver Corp.*	6,103	69,056
First Quantum Minerals Ltd.	10,151	192,537
Fortescue Metals Group Ltd.	22,750	112,240

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Fortuna Silver Mines, Inc.*	17,633	$69,832
Franco-Nevada Corp.	2,985	134,273
Fresnillo PLC	2,303	36,093
Gabriel Resources Ltd.*	2,500	2,134
Gindalbie Metals Ltd.*	104,439	12,857
Glencore Xstrata PLC	143,552	784,144
Godo Steel Ltd.	7,000	12,843
Goldcorp, Inc.	13,293	338,555
G-Resources Group Ltd.*	3,698,400	110,670
Guyana Goldfields, Inc.*	1,900	4,445
Highland Gold Mining Ltd.	21,765	24,390
Hitachi Metals Ltd.	3,040	40,901
Hochschild Mining PLC	6,967	18,525
Honbridge Holdings Ltd.*	266,000	32,594
HudBay Minerals, Inc.	12,276	100,058
IAMGOLD Corp.	2,191	11,198
Iluka Resources Ltd.	9,025	88,026
Imperial Metals Corp.*	3,680	46,545
Independence Group NL	8,856	33,209
International Minerals Corp.	786	2,133
Ivanhoe Mines Ltd.*	10,665	26,692
JFE Holdings, Inc.	7,500	169,860
Katanga Mining Ltd.*	69,000	36,391
Kazakhmys PLC	3,477	14,630
Kenmare Resources PLC*	139,851	45,723
Kingsgate Consolidated Ltd.	19,274	26,191
Kinross Gold Corp.	17,702	89,966
Kirkland Lake Gold, Inc.*	4,763	16,625
Kobe Steel Ltd.*	34,000	59,953
Kyoei Steel Ltd.	1,500	30,960
Labrador Iron Ore Royalty Corp.	932	28,286
LionGold Corp. Ltd.*	31,000	4,999
Lonmin PLC*	7,271	37,685
Lundin Mining Corp.*	7,758	34,964
Lynas Corp. Ltd.*	89,793	29,335
MAG Silver Corp.*	244	1,334
Major Drilling Group International, Inc.	12,676	99,915
Maruichi Steel Tube Ltd.	1,000	24,422
Medusa Mining Ltd.*^	28,629	54,220
Midas Holdings Ltd.	10,000	4,031
Mineral Deposits Ltd.*	562	1,660
Mitsubishi Materials Corp.	26,000	101,498
Mitsubishi Steel Manufacturing Co. Ltd.	23,000	65,406

	Shares	Value
Metals & Mining – (continued)
Mitsui Mining & Smelting Co. Ltd.	2,000	$5,096
Mongolian Mining Corp.*	134,000	21,950
Mount Gibson Iron Ltd.	102,753	86,599
Mytilineos Holdings S.A.*	10,578	85,853
Neturen Co. Ltd.	3,600	31,703
Nevsun Resources Ltd.	28,829	105,049
New Gold, Inc.*	5,890	34,566
New World Resources PLC, Class A*	13,363	19,376
Newcrest Mining Ltd.	11,952	116,575
Nippon Coke & Engineering Co. Ltd.	23,000	29,069
Nippon Denko Co. Ltd.	9,000	26,144
Nippon Light Metal Holdings Co. Ltd.	42,700	60,932
Nippon Steel & Sumitomo Metal Corp.	112,205	369,404
Nittetsu Mining Co. Ltd.	9,000	51,554
Norsk Hydro ASA	15,603	69,781
Novagold Resources, Inc.*	4,500	9,709
NV Bekaert S.A.	1,169	49,116
Nyrstar N.V.*	13,765	56,702
OceanaGold Corp.*	34,753	57,986
OSAKA Titanium Technologies Co. Ltd.	200	4,373
Osisko Mining Corp.*	12,983	63,368
Outokumpu Oyj*	2,896	1,614
OZ Minerals Ltd.	10,242	35,109
Pacific Metals Co. Ltd.	5,000	18,296
Pan American Silver Corp.	2,363	25,106
PanAust Ltd.	16,416	31,401
Perseus Mining Ltd.*	79,890	32,909
Petra Diamonds Ltd.*	16,906	30,421
Petropavlovsk PLC	26,226	33,708
Polymetal International PLC	2,393	23,048
Polyus Gold International Ltd.	13,384	41,554
Premier Gold Mines Ltd.*	4,194	9,290
Pretium Resources, Inc.*	2,701	8,832
Primero Mining Corp.*	500	2,848
Randgold Resources Ltd.	1,715	127,847
Rautaruukki Oyj	6,038	52,412
Regis Resources Ltd.	21,596	71,372
Resolute Mining Ltd.*	76,659	46,822
Rio Alto Mining Ltd.*	7,167	11,821

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Rio Tinto Ltd.	6,650	$402,959
Rio Tinto PLC	20,201	1,024,927
Romarco Minerals, Inc.*	8,974	3,227
Rubicon Minerals Corp.*	2,843	3,926
Salzgitter AG	835	36,865
Sandfire Resources NL*	2,338	14,457
Sandstorm Gold Ltd.*	8,310	44,783
Sanyo Special Steel Co. Ltd.	6,000	32,290
Schmolz + Bickenbach AG*	72,796	92,447
Seabridge Gold, Inc.*	190	1,811
SEMAFO, Inc.	36,887	100,101
Sherritt International Corp.	45,627	156,195
Silver Lake Resources Ltd.*	54,830	39,979
Silver Standard Resources, Inc.*	3,612	20,331
Silver Wheaton Corp.	6,664	151,192
Silvercorp Metals, Inc.	30,644	95,501
Sims Metal Management Ltd.*	3,554	33,520
SSAB AB, Class A	451	2,977
St Barbara Ltd.*	70,174	31,897
Sumitomo Metal Mining Co. Ltd.	10,000	138,416
Sundance Resources Ltd.*	21,665	2,154
Tahoe Resources, Inc.*	754	14,475
Talvivaara Mining Co. PLC*	65,647	6,507
Tanzanian Royalty Exploration Corp.*	596	1,400
Taseko Mines Ltd.*	44,021	108,063
Teck Resources Ltd., Class B	8,402	224,784
Teranga Gold Corp.*	18,789	10,630
Thompson Creek Metals Co. Inc.*	5,770	18,591
ThyssenKrupp AG*	6,818	174,490
Toho Titanium Co. Ltd.	1,100	8,734
Toho Zinc Co. Ltd.	19,000	57,130
Tokyo Steel Manufacturing Co. Ltd.*	5,700	30,501
Topy Industries Ltd.	29,000	63,551
Torex Gold Resources, Inc.*	29,463	32,773
Toyo Kohan Co. Ltd.	12,000	54,551
Tubos Reunidos S.A.	4,517	11,299
Turquoise Hill Resources Ltd.*	3,838	18,512
UACJ Corp.	30,000	98,461
Vedanta Resources PLC	1,197	20,443

	Shares	Value
Metals & Mining – (continued)
Viohalco Hellenic Copper and Aluminum Industry S.A.*	1,200	$11,909
Voestalpine AG	1,967	93,020
Western Areas Ltd.	7,243	19,205
Yamana Gold, Inc.	11,728	116,285
Yamato Kogyo Co. Ltd.	200	7,410
Yodogawa Steel Works Ltd.	11,000	49,781
Zimplats Holdings Ltd.*	2,200	15,208
		15,023,644
Multiline Retail – 0.5%
Canadian Tire Corp. Ltd., Class A	1,027	95,309
The Daiei Inc.*	18,250	63,245
David Jones Ltd.	24,575	63,298
Debenhams PLC	192,060	314,426
Dollarama, Inc.	1,358	116,703
Don Quijote Co. Ltd.	1,000	66,456
Fuji Co. Ltd.	800	14,417
H2O Retailing Corp.	1,000	8,491
Harvey Norman Holdings Ltd.	5,395	16,655
Isetan Mitsukoshi Holdings Ltd.	5,000	75,579
Izumi Co. Ltd.	100	3,246
J Front Retailing Co. Ltd.	5,000	38,834
Lifestyle International Holdings Ltd.	4,000	8,719
Marks & Spencer Group PLC	21,400	173,110
Marui Group Co. Ltd.	800	7,641
Matsuya Co. Ltd.*	600	7,320
Mothercare PLC*	1,247	7,673
Myer Holdings Ltd.	29,601	70,077
Next PLC	2,026	177,233
Parkson Retail Asia Ltd.	24,000	20,510
Ryohin Keikaku Co. Ltd.	100	9,979
Sears Canada, Inc.	800	11,123
Seria Co. Ltd.	1,200	40,118
Stockmann Oyi Abp, Class A	3,828	64,011
Stockmann Oyi Abp, Class B	4,970	79,594
Takashimaya Co. Ltd.	2,000	19,040
The Warehouse Group Ltd.	5,317	16,196
Wing On Co. International Ltd.	18,000	51,773
		1,640,776

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – 1.1%
A2A SpA	65,745	$74,230
ACEA SpA	8,252	86,047
AGL Energy Ltd.	9,052	134,063
Atco Ltd., Class I	416	19,303
Canadian Utilities Ltd., Class A	1,012	37,177
Centrica PLC	81,882	464,903
DUET Group	13,093	26,657
E.ON SE	27,451	502,136
GDF Suez	19,701	491,209
Hera SpA	2,854	5,770
Iren SpA	62,236	93,240
Just Energy Group, Inc.	22,661	160,801
National Grid PLC	58,356	735,506
REN—Redes Energeticas Nacionais SGPS S.A.	22,120	66,610
RWE AG	7,501	277,273
RWE AG (Preference)	1,032	35,285
Suez Environnement Co.	4,093	71,531
Telecom Plus PLC	3,129	77,567
Veolia Environnement S.A.	5,183	88,924
		3,448,232
Office Electronics – 0.3%
Brother Industries Ltd.	5,300	60,017
Canon, Inc.	17,600	554,317
Konica Minolta, Inc.	4,500	37,244
Neopost S.A.	1,024	77,625
Ricoh Co. Ltd.	11,000	115,819
Riso Kagaku Corp.	900	20,053
		865,075
Oil, Gas & Consumable Fuels – 6.7%
Advantage Oil & Gas Ltd.*	15,576	63,329
Afren PLC*	9,620	24,373
Alliance Oil Co. Ltd.*^	15,450	137,643
AltaGas Ltd.	2,181	80,727
Angle Energy, Inc.*	14,302	51,429
Aquila Resources Ltd.*	2,895	6,196
ARC Resources Ltd.	4,885	129,661
Athabasca Oil Corp.*	6,258	39,006
Aurora Oil & Gas Ltd.*	65,159	200,533
Avner Oil Exploration LP*	32,412	29,288

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
AWE Ltd.*	19,364	$22,921
Bankers Petroleum Ltd.*	44,135	169,286
Baytex Energy Corp.	1,092	45,571
Beach Energy Ltd.	87,721	118,786
Bellatrix Exploration Ltd.*	5,830	43,661
BG Group PLC	50,776	1,038,880
Birchcliff Energy Ltd.*	2,682	19,160
BlackPearl Resources, Inc.*	6,413	11,930
Bonavista Energy Corp.	1,946	22,448
Bonterra Energy Corp.	1,756	98,673
BowLeven PLC*	6,058	5,499
BP PLC	278,381	2,158,861
Brightoil Petroleum Holdings Ltd.*	352,000	60,384
Bumi PLC*	3,583	11,182
Buru Energy Ltd.*	5,822	9,179
Cairn Energy PLC*	15,785	71,719
Caltex Australia Ltd.	948	16,635
Cameco Corp.	5,375	102,001
Canadian Natural Resources Ltd.	17,660	560,358
Canadian Oil Sands Ltd.	7,156	139,435
Cenovus Energy, Inc.	12,282	364,862
China Aviation Oil Singapore Corp. Ltd.	26,000	19,495
Coalspur Mines Ltd.*	2,592	466
Coastal Energy Co.*	1,134	20,161
Cosmo Oil Co. Ltd.*	2,000	3,527
Crescent Point Energy Corp.	6,141	238,432
Crew Energy, Inc.*	3,983	23,145
Delek Group Ltd.	19	6,587
Denison Mines Corp.*	1,978	2,181
Det Norske Oljeselskap ASA*	745	10,622
DNO International ASA*	5,536	15,702
Dragon Oil PLC	6,626	62,701
Enbridge Income Fund Holdings Inc.	3,429	76,777
Enbridge, Inc.	11,327	490,943
Encana Corp.	9,485	169,900
Energy Resources of Australia Ltd.*	1,430	1,733
Enerplus Corp.	2,214	38,193
Eni SpA	36,960	937,109
EnQuest PLC*	99,577	213,574
ERG SpA	434	5,310
Esso SA Francaise	52	3,351

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Etablissements Maurel et Prom	2,719	$43,951
Exmar N.V.	2,989	43,236
Freehold Royalties Ltd.	3,605	82,032
Fuji Oil Co. Ltd.	800	2,870
Galp Energia SGPS S.A.	2,060	34,951
Genel Energy PLC*	1,199	18,300
Gibson Energy, Inc.	1,256	30,844
Gulf Keystone Petroleum Ltd.*	39,560	110,589
Heritage Oil PLC*	7,164	21,350
Hoegh LNG Holdings Ltd.*	387	2,980
Husky Energy, Inc.	6,109	173,631
Idemitsu Kosan Co. Ltd.	100	8,368
Imperial Oil Ltd.	3,772	164,683
Inpex Corp.	14,100	162,974
Isramco Negev 2 LP*	199,620	39,196
Ithaca Energy, Inc.*	41,675	97,509
Itochu Enex Co. Ltd.	3,600	19,631
Japan Petroleum Exploration Co.	200	8,134
JX Holdings, Inc.	37,600	185,873
Kanto Natural Gas Development Ltd.	4,000	28,213
Karoon Gas Australia Ltd.*	10,916	45,793
Keyera Corp.	1,075	63,602
Legacy Oil + Gas, Inc.*	8,798	59,562
Lightstream Resources Ltd.	5,208	33,460
Linc Energy Ltd.*	5,177	7,059
Lundin Petroleum AB*	3,850	79,605
MEG Energy Corp.*	1,852	59,262
Mitsuuroko Holdings Co. Ltd.	7,300	35,194
Mongolia Energy Corp. Ltd.*	56,000	1,950
Motor Oil Hellas Corinth Refineries S.A.	397	4,739
Neste Oil Oyj	1,751	34,779
New Hope Corp. Ltd.	2,558	9,156
Newocean Energy Holdings Ltd.	154,000	93,754
Niko Resources Ltd.*	7,972	25,609
Nippon Gas Co. Ltd.	3,400	38,017
NuVista Energy Ltd.*	8,513	54,285
Oil Search Ltd.	20,683	166,675
OMV AG	2,593	123,893
Ophir Energy PLC*	7,509	40,040
Origin Energy Ltd.	17,152	237,622

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Pacific Rubiales Energy Corp.	5,701	$117,918
Paladin Energy Ltd.*	18,665	7,423
Paramount Resources Ltd., Class A*	80	2,772
Parex Resources, Inc.*	17,252	99,755
Parkland Fuel Corp.	3,475	63,679
Paz Oil Co. Ltd.*	140	21,813
Pembina Pipeline Corp.	4,353	142,797
Pengrowth Energy Corp.	5,614	36,068
Penn West Petroleum Ltd.	7,601	84,840
Petrominerales Ltd.	13,241	152,236
Peyto Exploration & Development Corp.	2,972	89,543
Premier Oil PLC	7,526	41,945
Repsol S.A.	12,436	334,415
Roc Oil Co. Ltd.*	84,453	38,787
Rockhopper Exploration PLC*	10,997	25,574
Royal Dutch Shell PLC, Class A	57,689	1,924,566
Royal Dutch Shell PLC, Class B	37,709	1,308,296
San-Ai Oil Co. Ltd.	10,000	43,217
Santos Ltd.	12,380	177,842
Saras SpA*	2,042	2,529
Senex Energy Ltd.*	44,702	35,134
Showa Shell Sekiyu KK	2,400	25,783
Sinanen Co. Ltd.	9,000	35,134
Soco International PLC*	31,835	203,613
SouthGobi Resources Ltd.*	6,808	7,964
Statoil ASA	15,510	367,687
Suncor Energy, Inc.	23,161	841,512
Sunshine Oilsands Ltd.*	62,891	13,952
Surge Energy, Inc.	20,020	133,614
Talisman Energy, Inc.	13,204	164,599
TonenGeneral Sekiyu KK	5,000	46,478
Total Gabon	57	36,653
Total S.A.	32,251	1,984,655
Tourmaline Oil Corp.*	1,901	73,699
TransCanada Corp.	10,927	492,362
TransGlobe Energy Corp.*	10,160	91,970
Trilogy Energy Corp.	106	3,109
Tullow Oil PLC	13,876	210,113
Veresen, Inc.	1,131	13,990
Vermilion Energy, Inc.	1,252	68,804
Whitecap Resources, Inc.	5,500	63,868

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Whitehaven Coal Ltd.*	9,223	$14,149
Woodside Petroleum Ltd.	9,827	361,246
		20,692,999
Paper & Forest Products – 0.3%
Ahlstrom Oyj	885	10,997
Ainsworth Lumber Co. Ltd.*	17,680	66,797
Canfor Corp.*	300	6,217
Canfor Pulp Products, Inc.	900	9,338
Daiken Corp.	2,000	5,443
Daio Paper Corp.	14,000	103,455
Ence Energia y Celulosa S.A.	17,944	72,209
Hokuetsu Kishu Paper Co. Ltd.	17,500	81,516
Holmen AB, Class B	194	6,455
Metsa Board Oyj	6,595	25,642
Mitsubishi Paper Mills Ltd.*	9,000	8,164
Mondi PLC	6,380	114,186
Nippon Paper Industries Co. Ltd.	1,000	15,931
Norbord Inc.	514	14,589
Oji Holdings Corp.	8,000	36,530
Semapa-Sociedade de Investimento e Gestao	9,078	89,217
Stella-Jones, Inc.	1,028	28,134
Stora Enso Oyj, Class R	9,028	84,074
UPM-Kymmene Oyj	7,151	113,842
West Fraser Timber Co. Ltd.	927	84,953
		977,689
Personal Products – 0.4%
Aderans Co. Ltd.	500	6,110
Atrium Innovations, Inc.*	3,200	58,271
Beiersdorf AG	1,425	136,211
Dr Ci:Labo Co. Ltd.	4	13,230
Fancl Corp.	2,500	29,737
Kao Corp.	7,500	249,592
Kobayashi Pharmaceutical Co. Ltd.	100	5,596
Kose Corp.	200	5,849
L’Oreal S.A.	3,683	631,638
Mandom Corp.	800	27,439
Milbon Co. Ltd.	200	8,327
Oriflame Cosmetics S.A.	2,704	85,662
Shiseido Co. Ltd.	5,000	85,363
		1,343,025

	Shares	Value
Pharmaceuticals – 5.8%
Acrux Ltd.	6,628	$16,821
ALK-Abello A/S	286	27,212
Almirall S.A.	1,079	16,151
Astellas Pharma, Inc.	6,900	383,998
AstraZeneca PLC	19,311	1,026,619
Bayer AG (Registered)	12,151	1,512,175
BTG PLC*	13,978	94,230
Chugai Pharmaceutical Co. Ltd.	3,000	70,452
Daiichi Sankyo Co. Ltd.	11,200	207,538
Dainippon Sumitomo Pharma Co. Ltd.	1,000	13,414
Eisai Co. Ltd.	3,800	149,118
Faes Farma S.A.	13,863	50,038
Financiere de Tubize S.A.	179	10,408
Fuso Pharmaceutical Industries Ltd.	2,000	6,360
Galenica AG	70	62,034
GlaxoSmithKline PLC	75,655	1,997,630
H Lundbeck A/S	500	10,763
Haw Par Corp. Ltd.	20,200	121,003
Hikma Pharmaceuticals PLC	2,711	52,309
Hisamitsu Pharmaceutical Co. Inc.	900	48,619
Ipsen S.A.	715	31,412
Kaken Pharmaceutical Co. Ltd.	1,000	15,636
KYORIN Holdings, Inc.	1,000	21,292
Kyowa Hakko Kirin Co. Ltd.	3,000	33,116
Meda AB, Class A	3,598	40,478
Merck KGaA	1,000	166,675
Mitsubishi Tanabe Pharma Corp.	4,600	64,890
Nichi-iko Pharmaceutical Co. Ltd.	800	19,953
Nippon Shinyaku Co. Ltd.	3,000	51,677
Novartis AG (Registered)	36,169	2,813,877
Novo Nordisk A/S, Class B	6,203	1,033,409
Ono Pharmaceutical Co. Ltd.	1,400	105,596
Orion Oyj, Class B	611	16,439
Otsuka Holdings Co. Ltd.	5,100	145,031
Paladin Labs, Inc.*	500	30,565
Recordati SpA	2,678	35,206
Roche Holding AG	10,855	3,010,516
Rohto Pharmaceutical Co. Ltd.	1,000	14,545
Sanofi	17,601	1,879,349
Santen Pharmaceutical Co. Ltd.	900	45,454
Sawai Pharmaceutical Co. Ltd.	200	14,596
Seikagaku Corp.	1,800	23,337

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Shionogi & Co. Ltd.	6,100	$134,671
Shire PLC	8,328	368,077
Stada Arzneimittel AG	1,334	76,905
Stallergenes S.A.	250	18,832
Taisho Pharmaceutical Holdings Co. Ltd.	400	28,091
Takeda Pharmaceutical Co. Ltd.	11,400	542,055
Teva Pharmaceutical Industries Ltd.	14,228	533,679
Torii Pharmaceutical Co. Ltd.	700	18,130
Towa Pharmaceutical Co. Ltd.	300	14,998
Tsumura & Co.	900	28,254
UCB S.A.	1,726	113,617
The United Laboratories International Holdings Ltd.*	18,000	7,592
Valeant Pharmaceuticals International, Inc.*	5,078	536,359
Virbac S.A.	176	35,448
ZERIA Pharmaceutical Co. Ltd.	1,100	26,101
		17,972,750
Professional Services – 0.8%
Adecco S.A. (Registered)*	1,703	125,908
AF AB, Class B	2,243	71,057
ALS Ltd.	4,560	43,311
Bertrandt AG	104	13,624
Brunel International N.V.	716	42,187
Bureau Veritas S.A.	3,108	93,971
Capita PLC	9,653	152,914
DKSH Holding AG*	322	26,971
Experian PLC	15,651	319,340
Hays PLC	71,250	142,516
Intertek Group PLC	2,153	115,254
McMillan Shakespeare Ltd.	3,505	42,882
Meitec Corp.	2,400	63,920
Michael Page International PLC	14,927	116,215
Nihon M&A Center, Inc.	400	30,945
Randstad Holding N.V.	1,776	109,750
SAI Global Ltd.	14,655	57,037
Seek Ltd.	5,649	69,488
SGS S.A.	76	178,429
Stantec, Inc.	1,078	64,048
Sthree PLC	9,133	52,750

	Shares	Value
Professional Services – (continued)
Teleperformance S.A.	1,528	$81,140
Temp Holdings Co. Ltd.	1,900	55,290
USG People N.V.	9,601	127,406
WS Atkins PLC	15,026	297,897
		2,494,250
Real Estate Investment Trusts (REITs) – 1.9%
Abacus Property Group	25,649	56,592
Activia Properties, Inc.	3	26,144
Advance Residence Investment Corp.	20	45,296
Allied Properties Real Estate Investment Trust	122	3,925
Altarea	458	78,143
ANF Immobilier	366	10,992
Artis Real Estate Investment Trust	659	9,112
Ascendas Real Estate Investment Trust	24,000	45,858
Ascott Residence Trust	18,000	19,011
Australand Property Group	11,558	40,824
Befimmo	1,292	92,795
Beni Stabili SpA	24,897	17,127
Big Yellow Group PLC	2,896	21,742
Boardwalk Real Estate Investment Trust	307	17,460
British Land Co. PLC	12,330	123,217
Brookfield Canada Office Properties	200	4,906
BWP Trust	20,265	44,137
Cache Logistics Trust	25,000	24,086
Calloway Real Estate Investment Trust	780	18,774
Cambridge Industrial Trust	28,000	15,802
Canadian Apartment Properties REIT	444	9,167
Canadian Real Estate Investment Trust	100	4,073
CapitaCommercial Trust	16,000	19,027
CapitaMall Trust	27,000	43,971
CapitaRetail China Trust	9,000	10,122
CDL Hospitality Trusts	4,000	5,369
CFS Retail Property Trust Group	41,930	82,191
Champion REIT	51,000	22,760
Charter Hall Group	4,649	17,037

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Charter Hall Retail REIT	17,078	$65,335
Chartwell Retirement Residences	346	3,557
Cofinimmo	162	19,592
Cominar Real Estate Investment Trust, Class U	1,600	29,136
Commonwealth Property Office Fund	52,607	59,530
Corio N.V.	575	25,120
Crombie Real Estate Investment Trust	1,400	17,788
Cromwell Property Group	79,605	75,005
Daiwa House REIT Investment Corp.	5	38,324
Daiwa Office Investment Corp.	2	8,888
Daiwahouse Residential Investment Corp.	2	8,297
Derwent London PLC	2,297	92,407
Dexus Property Group	67,002	68,841
Dundee International Real Estate Investment Trust	5,589	48,609
Dundee Real Estate Investment Trust, Class A	507	14,055
Eurocommercial Properties N.V.	2,051	87,331
Far East Hospitality Trust	32,000	23,090
Federation Centres Ltd.	30,658	71,998
Fonciere des Murs	7,152	186,684
Fonciere Des Regions	50	4,294
Fortune Real Estate Investment Trust	21,000	16,956
Frasers Centrepoint Trust	10,000	14,955
Frasers Commercial Trust	51,000	53,041
Frontier Real Estate Investment Corp.	4	40,077
Fukuoka REIT Co.	5	41,331
Gecina S.A.	121	16,211
Global One Real Estate Investment Corp.	6	35,409
Goodman Group	25,853	123,876
Goodman Property Trust	52,532	44,788
GPT Group	24,651	86,137
Granite Real Estate Investment Trust	132	4,585
Great Portland Estates PLC	8,202	75,506
H&R Real Estate Investment Trust	1,437	29,764

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Hammerson PLC	7,700	$65,442
Hankyu Reit, Inc.	5	28,845
Heiwa Real Estate REIT, Inc.	47	37,510
ICADE	687	63,389
Immobiliare Grande Distribuzione	4,358	5,211
Industrial & Infrastructure Fund Investment Corp.	1	9,275
InnVest Real Estate Investment Trust	1,100	4,293
Intu Properties PLC	13,851	76,595
Investa Office Fund	1,366	4,023
Japan Excellent, Inc.	1	6,197
Japan Hotel REIT Investment Corp.	140	65,997
Japan Logistics Fund, Inc.	1	10,397
Japan Prime Realty Investment Corp.	8	26,664
Japan Real Estate Investment Corp.	10	114,667
Japan Rental Housing Investments, Inc.	37	27,078
Japan Retail Fund Investment Corp.	38	77,193
Kenedix Realty Investment Corp.	3	13,470
Keppel REIT	3,160	3,083
Kiwi Income Property Trust	2,741	2,484
Klepierre	2,277	102,402
Land Securities Group PLC	13,579	215,651
The Link REIT	36,801	185,594
Lippo Malls Indonesia Retail Trust	39,000	14,149
Londonmetric Property PLC	13,999	29,013
Mapletree Commercial Trust	4,000	4,063
Mapletree Industrial Trust	5,070	5,661
Mapletree Logistics Trust	5,067	4,473
Mercialys S.A.	257	5,547
MID Reit, Inc.	7	16,168
Mirvac Group	49,003	80,742
Morguard Real Estate Investment Trust	5,625	91,696
Mori Hills REIT Investment Corp.	1	7,023
Mori Trust Sogo Reit, Inc.	1	8,908
Nieuwe Steen Investments N.V.	8,975	67,718
Nippon Accommodations Fund, Inc.	1	7,186
Nippon Building Fund, Inc.	11	136,449
Nomura Real Estate Office Fund, Inc.	5	24,743

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Nomura Real Estate Residential Fund, Inc.	7	$40,312
Northern Property Real Estate Investment Trust	1,152	30,931
Orix JREIT, Inc.	25	31,266
Parkway Life Real Estate Investment Trust	29,000	56,815
Premier Investment Corp.	9	36,877
Regal Real Estate Investment Trust	56,000	16,613
RioCan Real Estate Investment Trust	3,805	92,858
Segro PLC	17,008	89,298
Sekisui House SI Investment Co.	8	40,404
Shaftesbury PLC	6,453	61,582
Societe Immobiliere de Location pour l’Industrie et le Commerce	62	7,080
Starhill Global REIT	29,000	18,938
Stockland	30,325	115,152
Suntec Real Estate Investment Trust	21,000	29,036
Tokyu REIT, Inc.	8	49,414
Top REIT, Inc.	8	37,305
Unibail-Rodamco SE	1,357	356,054
United Urban Investment Corp.	31	47,427
Vastned Retail N.V.	2,561	118,569
Warehouses De Pauw S.C.A.	196	14,573
Wereldhave N.V.	1,003	78,174
Westfield Group	31,501	322,759
Westfield Retail Trust	44,835	131,191
Workspace Group PLC	7,149	56,210
Yuexiu Real Estate Investment Trust	78,000	39,236
		6,027,250
Real Estate Management & Development – 2.5%
Aeon Mall Co. Ltd.	2,190	62,256
Africa Israel Investments Ltd.*	6,676	11,265
Airport City Ltd.*	2,815	24,453
Allreal Holding AG*	426	58,663
Alony Hetz Properties & Investments Ltd.	10,071	68,253
Amot Investments Ltd.	8,298	23,862
Argosy Property Ltd.	33,123	25,224
Ascendas India Trust	16,000	8,256
Associated International Hotels Ltd.	4,000	11,557

	Shares	Value
Real Estate Management & Development – (continued)
Atrium European Real Estate Ltd.	1,234	$7,392
Atrium Ljungberg AB, Class B	1,034	14,117
Azrieli Group	639	20,591
Brookfield Asset Management, Inc., Class A	9,078	359,342
Brookfield Office Properties, Inc.	5,158	96,349
Bukit Sembawang Estates Ltd.	1,000	4,958
CA Immobilien Anlagen AG*	5,031	76,741
Capital & Counties Properties PLC	3,782	21,072
CapitaLand Ltd.	50,000	125,771
CapitaMalls Asia Ltd.	10,000	16,286
Castellum AB	1,191	18,295
Cheung Kong Holdings Ltd.	20,000	312,651
Chinese Estates Holdings Ltd.	7,000	19,051
City Developments Ltd.	5,000	41,521
Citycon Oyj	13,467	48,151
CLS Holdings PLC*	280	5,412
Conwert Immobilien Invest SE*	3,153	39,307
Countrywide PLC	11,935	106,995
Daejan Holdings PLC	137	9,130
Daibiru Corp.	400	5,080
Daikyo, Inc.	2,000	6,197
Daito Trust Construction Co. Ltd.	1,100	112,231
Daiwa House Industry Co. Ltd.	8,000	159,902
Deutsche Euroshop AG	475	21,149
Deutsche Wohnen AG	3,053	57,527
Dolphin Capital Investors Ltd.*	10,829	6,894
Emperor International Holdings	54,000	15,671
Fabege AB	6,977	80,433
Far East Orchard Ltd.	26,000	41,085
Fastighets AB Balder, Class B*	7,006	61,983
First Capital Realty, Inc.	1,846	32,075
FirstService Corp.	1,004	41,725
FKP Property Group	22,681	39,841
Fragrance Group Ltd.	54,000	8,925
GAGFAH S.A.*	641	9,124
Gazit-Globe Ltd.	475	6,518
Global Logistic Properties Ltd.	65,000	161,930
Goldcrest Co. Ltd.	1,000	26,694
Grainger PLC	10,741	33,564
Great Eagle Holdings Ltd.	8,000	28,479
GSW Immobilien AG	2,092	97,225
Hang Lung Group Ltd.	10,000	52,882

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Hang Lung Properties Ltd.	29,000	$95,569
Heiwa Real Estate Co. Ltd.	900	16,219
Henderson Land Development Co. Ltd.	19,752	117,064
HKR International Ltd.	152,000	74,304
Ho Bee Investment Ltd.	8,000	13,287
Hongkong Land Holdings Ltd.	18,000	110,880
Hufvudstaden AB, Class A	283	3,711
Hulic Co. Ltd.	2,800	44,407
Hysan Development Co. Ltd.	6,000	28,053
IMMOFINANZ AG*	7,182	31,489
IVG Immobilien AG*	3,867	373
Jerusalem Economy Ltd.	3,682	33,073
Jerusalem Oil Exploration*	1,593	59,028
K Wah International Holdings Ltd.	154,579	84,736
Kabuki-Za Co. Ltd.	1,000	49,893
Kenedix, Inc.*	2,300	11,862
Keppel Land Ltd.	9,000	26,920
Kerry Properties Ltd.	11,500	49,838
Killam Properties, Inc.	3,335	35,210
Klovern AB	17,086	76,043
Kowloon Development Co. Ltd.	48,000	59,311
Kungsleden AB	20,526	150,986
LEG Immobilien AG*	934	53,330
Lend Lease Group	7,078	76,409
Leopalace21 Corp.*	7,900	54,674
Melisron Ltd.	1,917	50,927
Midland Holdings Ltd.	110,000	44,834
Mitsubishi Estate Co. Ltd.	18,000	513,159
Mitsui Fudosan Co. Ltd.	12,000	395,678
Mobimo Holding AG*	375	78,681
Morguard Corp.	845	94,924
New World Development Co. Ltd.	77,236	106,992
Nitsba Holdings 1995 Ltd.*	3,979	55,968
Nomura Real Estate Holdings, Inc.	900	22,741
Norstar Holdings, Inc.	2,107	58,346
Norwegian Property ASA	13,388	17,152
NTT Urban Development Corp.	800	10,168
Peet Ltd.*	5,644	7,482
Polytec Asset Holdings Ltd.	95,000	12,131
Precinct Properties New Zealand Ltd.	22,735	18,725

	Shares	Value
Real Estate Management & Development – (continued)
PSP Swiss Property AG*	373	$32,129
Raysum Co. Ltd.*	6	9,791
Relo Holdings, Inc.	900	41,647
Savills PLC	5,186	54,157
Sedlmayr Grund und Immobilien KGaA	42	80,767
Sinarmas Land Ltd.	32,000	14,190
Sino Land Co. Ltd.	60,165	84,431
Songbird Estates PLC*	12,519	32,181
Sponda Oyi	980	5,089
ST Modwen Properties PLC	11,199	63,387
Sumitomo Realty & Development Co. Ltd.	5,000	235,705
Sun Hung Kai Properties Ltd.	22,000	288,299
Swire Pacific Ltd.	12,500	28,182
Swire Pacific Ltd., Class A	12,500	144,379
Swire Properties Ltd.	25,800	69,882
Swiss Prime Site AG (Registered)*	752	57,134
TAG Immobilien AG	6,952	84,116
Takara Leben Co. Ltd.	5,800	22,819
TOC Co. Ltd.	2,600	21,042
Tokyo Tatemono Co. Ltd.	6,000	56,080
UK Commercial Property Trust	32,696	39,660
Unite Group PLC	3,471	22,083
UOL Group Ltd.	2,000	10,626
Wallenstam AB, Class B	1,505	20,943
Wharf Holdings Ltd.	25,000	210,562
Wheelock & Co. Ltd.	8,000	40,861
Wihlborgs Fastigheter AB	4,047	70,045
Wing Tai Holdings Ltd.	77,000	137,195
Wing Tai Properties Ltd.	16,000	9,637
Yanlord Land Group Ltd.	41,000	40,823
Ying Li International Real Estate Ltd.*	24,000	7,933
		7,624,407
Road & Rail – 1.5%
Asciano Ltd.	15,075	83,082
Aurizon Holdings Ltd.	29,252	132,684
Brockman Mining Ltd.*	140,000	7,404
Canadian National Railway Co.	6,500	713,981
Canadian Pacific Railway Ltd.	2,600	371,582
Central Japan Railway Co.	2,600	336,561

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
ComfortDelGro Corp. Ltd.	36,000	$55,871
DSV A/S	3,227	94,523
East Japan Railway Co.	5,000	433,697
Firstgroup PLC	192,038	356,350
Go-Ahead Group PLC	6,002	162,192
Hankyu Hanshin Holdings, Inc.	27,000	151,361
Kanagawa Chuo Kotsu Co. Ltd.	6,000	31,067
Keikyu Corp.	7,000	65,855
Keio Corp.	6,000	41,525
Keisei Electric Railway Co. Ltd.	3,000	30,914
Kintetsu Corp.	29,000	106,707
Maruzen Showa Unyu Co. Ltd.	2,000	7,339
MTR Corp. Ltd.	30,000	116,277
Nagoya Railroad Co. Ltd.	8,000	23,239
Nankai Electric Railway Co. Ltd.	2,000	7,481
National Express Group PLC	66,251	278,444
Nippon Express Co. Ltd.	16,000	80,236
Nippon Konpo Unyu Soko Co. Ltd.	7,700	134,050
Nishi-Nippon Railroad Co. Ltd.	1,000	3,832
Odakyu Electric Railway Co. Ltd.	8,000	77,138
Sankyu, Inc.	2,000	7,155
Seino Holdings Co. Ltd.	2,000	19,713
Senko Co. Ltd.	10,000	53,919
Sixt SE	2,372	71,573
Sixt SE (Preference)	2,978	71,336
SMRT Corp. Ltd.	17,000	17,818
Sotetsu Holdings, Inc.	1,000	3,720
Stagecoach Group PLC	834	4,716
Tobu Railway Co. Ltd.	20,000	103,557
Tokyu Corp.	13,000	88,380
TransForce, Inc.	2,300	50,925
Transport International Holdings Ltd.	4,000	9,008
West Japan Railway Co.	2,500	111,992
		4,517,204
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.	1,000	11,925
Aixtron SE*	3,926	56,763
AMS AG	601	65,771
ARM Holdings PLC	21,356	338,131
ASM International N.V.	2,794	92,359

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
ASM Pacific Technology Ltd.	2,400	$23,139
ASML Holding N.V.	5,219	496,099
CSR PLC	7,061	62,336
Dainippon Screen Manufacturing Co. Ltd.*	1,000	5,728
Dialog Semiconductor PLC*	2,702	52,125
Disco Corp.	100	6,309
EZchip Semiconductor Ltd.*	1,400	36,260
Imagination Technologies Group PLC*	9,937	44,366
Infineon Technologies AG	16,677	161,631
Kontron AG	3,452	23,681
Megachips Corp.	3,300	54,086
Melexis N.V.	996	32,457
Micronas Semiconductor Holding AG*	997	8,191
Mimasu Semiconductor Industry Co. Ltd.	500	4,378
Mitsui High-Tec, Inc.	5,700	40,320
Nordic Semiconductor ASA*	868	3,678
Nuflare Technology, Inc.	100	13,352
REC Silicon ASA*	258,941	129,302
Rohm Co. Ltd.	1,800	73,662
Sanken Electric Co. Ltd.	7,000	38,600
Shinko Electric Industries Co. Ltd.	1,800	15,962
Silex Systems Ltd.*	720	1,636
SMA Solar Technology AG	1,238	50,627
SOITEC*	1,236	2,806
STATS ChipPAC Ltd.*	74,000	20,285
STMicroelectronics N.V.	8,703	67,394
Sumco Corp.	600	5,443
Tokyo Electron Ltd.	2,500	136,836
Tokyo Seimitsu Co. Ltd.	800	15,240
Ulvac, Inc.*	5,800	59,176
Wolfson Microelectronics PLC*	714	1,612
		2,251,666
Software – 0.9%
Allot Communications Ltd.*	800	10,784
Aveva Group PLC	579	24,056
Capcom Co. Ltd.	7,700	143,860
COLOPL, Inc.*	600	15,833
Computer Modelling Group Ltd.	800	20,544

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Constellation Software, Inc.	180	$32,784
Dassault Systemes S.A.	982	119,498
DTS Corp.	1,100	18,847
Dwango Co. Ltd.	600	10,916
Exact Holding N.V.	922	24,449
Fidessa Group PLC	2,827	91,973
Fuji Soft, Inc.	2,300	45,761
GungHo Online Entertainment, Inc.*	67	42,067
Konami Corp.	900	21,713
Micro Focus* ^	8,003	7,715
Micro Focus International PLC	7,387	97,144
Nexon Co. Ltd.	300	3,504
NICE Systems Ltd.	643	25,397
Nintendo Co. Ltd.	1,500	168,484
NSD Co. Ltd.	4,400	53,862
OBIC Business Consultants Ltd.	1,000	34,502
Open Text Corp.	1,377	101,171
Oracle Corp. Japan	200	7,910
Playtech PLC	4,162	49,247
The Sage Group PLC	19,250	104,255
SAP AG	14,087	1,108,093
Silverlake Axis Ltd.	47,000	27,283
SimCorp A/S	2,690	88,257
Software AG	367	13,641
Square Enix Holdings Co. Ltd.	1,800	28,988
Tecmo Koei Holdings Co. Ltd.	1,200	13,626
Temenos Group AG*	4,451	113,788
Trend Micro, Inc.	1,200	44,522
UBISOFT Entertainment*	13,003	167,583
Xero Ltd.*	600	13,906
		2,895,963
Specialty Retail – 1.6%
ABC-Mart, Inc.	400	20,018
Adastria Holdings Co. Ltd.	310	14,503
Alpen Co. Ltd.	1,400	29,139
AOKI Holdings, Inc.	100	3,328
Aoyama Trading Co. Ltd.	500	12,725
ARB Corp. Ltd.	1,725	19,030
Asahi Co. Ltd.	600	10,189
AT-Group Co. Ltd.	4,000	73,204

	Shares	Value
Specialty Retail – (continued)
Autobacs Seven Co. Ltd.	1,400	$20,406
Automotive Holdings Group Ltd.	31,786	109,262
Bic Camera, Inc.	102	50,215
BMTC Group, Inc., Class A	244	3,133
Carpetright PLC*	268	2,680
Carphone Warehouse Group PLC	14,900	62,419
Chiyoda Co. Ltd.	200	4,391
Chow Sang Sang Holdings International Ltd.	7,000	22,707
Chow Tai Fook Jewellery Group Ltd.	16,000	26,539
Clas Ohlson AB, Class B	3,763	59,314
Darty PLC	21,068	27,924
Delek Automotive Systems Ltd.	1,942	21,549
Delticom AG	112	5,918
Dixons Retail PLC*	200,601	157,727
Dufry AG*	530	85,861
Dunelm Group PLC	394	5,602
EDION Corp.	14,500	72,566
Emperor Watch & Jewellery Ltd.	460,000	36,786
Esprit Holdings Ltd.	30,800	56,570
Fast Retailing Co. Ltd.	800	267,863
Fielmann AG	70	7,842
Folli Follie S.A.*	230	6,848
Geo Holdings Corp.	4,100	38,279
Giordano International Ltd.	102,000	95,645
Gulliver International Co. Ltd.	3,100	18,453
Halfords Group PLC	10,429	70,958
Hennes & Mauritz AB, Class B	14,925	645,799
Honeys Co. Ltd.	5,160	56,644
Howden Joinery Group PLC	19,466	100,921
Inditex S.A.	3,277	539,065
IT Ltd.	50,000	15,220
JB Hi-Fi Ltd.	16,013	330,564
Jin Co. Ltd.	200	7,930
Joshin Denki Co. Ltd.	6,000	48,925
JUMBO S.A.*	4,537	61,064
Kathmandu Holdings Ltd.	24,221	77,990
Keiyo Co. Ltd.	2,800	13,185
Kingfisher PLC	34,501	209,246
Kohnan Shoji Co. Ltd.	2,800	29,453
K’s Holdings Corp.	200	5,863
Leon’s Furniture Ltd.	900	11,418

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
L’Occitane International S.A.	1,000	$2,267
Luk Fook Holdings International Ltd.	53,000	189,358
Mekonomen AB	674	22,289
Nafco Co. Ltd.	2,100	30,031
Nishimatsuya Chain Co. Ltd.	2,400	17,809
Nitori Holdings Co. Ltd.	350	32,856
OSIM International Ltd.	10,000	17,011
Pal Co. Ltd.	600	16,769
Paris Miki Holdings, Inc.	6,600	30,878
Praktiker AG*	2,466	84
Premier Investments Ltd.	1,404	10,583
Reitmans Canada Ltd., Class A	9,916	65,134
RONA, Inc.	4,675	54,781
SA SA International Holdings Ltd.	26,000	28,371
Sanrio Co. Ltd.	500	27,418
Shimamura Co. Ltd.	500	56,212
Sports Direct International PLC*	3,304	37,157
Super Retail Group Ltd.	315	3,991
SuperGroup PLC*	681	12,823
T-Gaia Corp.	3,400	34,274
Trinity Ltd.	114,000	42,641
Tsutsumi Jewelry Co. Ltd.	500	12,190
United Arrows Ltd.	200	8,603
USS Co. Ltd.	1,600	23,419
Valora Holding AG	559	138,214
WH Smith PLC	6,551	94,829
Xebio Co. Ltd.	3,100	66,954
Yamada Denki Co. Ltd.	18,700	52,416
		4,802,242
Textiles, Apparel & Luxury Goods – 1.3%
Adidas AG	3,051	348,750
Asics Corp.	2,300	40,486
Bijou Brigitte AG	254	26,831
Brunello Cucinelli SpA	187	5,847
Burberry Group PLC	6,503	160,373
Christian Dior S.A.	751	142,938
Cie Financiere Richemont S.A.	7,801	801,594
Geox SpA	2,499	6,856
Gerry Weber International AG	1,179	49,007
Gildan Activewear, Inc.	2,239	107,908

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Gunze Ltd.	2,000	$5,341
Hermes International	227	77,429
Hugo Boss AG	192	25,069
IC Companys A/S	941	25,556
The Japan Wool Textile Co. Ltd.	6,000	47,274
Kering	1,075	244,576
Kurabo Industries Ltd.	9,000	15,687
Li & Fung Ltd.	106,000	149,846
Luxottica Group SpA	2,377	129,261
LVMH Moet Hennessy Louis Vuitton S.A.	3,903	752,409
Mulberry Group PLC	152	2,445
Onward Holdings Co. Ltd.	1,000	8,276
Pacific Textiles Holdings Ltd.	83,000	113,906
Pandora A/S	930	44,396
Puma SE	10	2,983
Safilo Group SpA*	632	12,974
Samsonite International S.A.	15,300	41,836
Sanyo Shokai Ltd.	24,000	66,293
Seiko Holdings Corp.	4,000	17,980
Seiren Co. Ltd.	500	3,185
Stella International Holdings Ltd.	1,500	3,695
The Swatch Group AG	977	347,837
Texwinca Holdings Ltd.	64,000	65,461
Tod’s SpA	29	4,838
TSI Holdings Co Ltd.	2,100	14,833
Unitika Ltd.*	42,000	25,685
Wacoal Holdings Corp.	3,000	32,229
Yue Yuen Industrial Holdings Ltd.	6,000	16,484
		3,988,374
Thrifts & Mortgage Finance – 0.1%
Aareal Bank AG*	7,327	282,147
First National Financial Corp.	2,172	45,383
Home Capital Group, Inc.	70	5,555
Paragon Group of Cos. PLC	17,752	96,684
		429,769
Tobacco – 0.9%
British American Tobacco PLC	28,077	1,549,928
Imperial Tobacco Group PLC	14,601	546,336
Japan Tobacco, Inc.	16,000	578,942
Swedish Match AB	2,750	90,859
		2,766,065

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – 1.4%
Ashtead Group PLC	4,862	$51,164
BayWa AG	1,203	61,437
Brenntag AG	752	127,588
Bunzl PLC	4,725	104,531
Chaoyue Group Ltd.*	185,000	9,187
Cramo Oyj	5,785	115,847
Emeco Holdings Ltd.	131,704	43,027
Finning International, Inc.	2,751	63,417
Grafton Group PLC	11,696	111,805
Hanwa Co. Ltd.	26,000	120,844
Inaba Denki Sangyo Co. Ltd.	3,600	108,503
Inabata & Co. Ltd.	11,700	114,364
Indutrade AB	760	29,773
ITOCHU Corp.	22,600	271,357
Iwatani Corp.	38,000	174,681
Japan Pulp & Paper Co. Ltd.	9,000	29,080
Kamei Corp.	1,000	7,441
Kanamoto Co. Ltd.	1,000	26,980
Kanematsu Corp.	80,000	108,450
Kloeckner & Co. SE*	5,434	76,941
Kuroda Electric Co. Ltd.	2,800	39,185
Marubeni Corp.	28,000	218,897
MISUMI Group, Inc.	700	20,470
Mitsubishi Corp.	21,500	434,339
Mitsui & Co. Ltd.	27,800	396,698
MonotaRO Co. Ltd.	400	9,381
Nichiden Corp.	300	7,082
Nishio Rent All Co. Ltd.	1,100	29,711
Noble Group Ltd.	105,000	87,193
Okaya & Co. Ltd.	2,500	29,508
Ramirent Oyj	2,223	26,776
Reece Australia Ltd.	839	22,246
Rexel S.A.	3,700	92,806
Richelieu Hardware Ltd.	424	18,698
Russel Metals, Inc.	1,819	50,235
Seven Group Holdings Ltd.	1,044	8,255
SIG PLC	22,138	73,268
Sojitz Corp.	14,900	28,855
Solar A/S, Class B	1,198	68,348
Sumitomo Corp.	15,200	197,533
Tat Hong Holdings Ltd.	20,000	15,076

	Shares	Value
Trading Companies & Distributors – (continued)
Toromont Industries Ltd.	857	$18,983
Toyota Tsusho Corp.	3,400	94,227
Travis Perkins PLC	2,876	85,758
Trusco Nakayama Corp.	4,100	87,257
Wajax Corp.	3,810	136,164
Wakita & Co. Ltd.	2,000	26,032
Wolseley PLC	4,151	224,145
Yamazen Corp.	6,900	43,745
Yuasa Trading Co. Ltd.	35,000	70,635
		4,417,923
Transportation Infrastructure – 0.5%
Abertis Infraestructuras S.A.	6,130	131,673
Aeroports de Paris	753	80,565
Ansaldo STS SpA	8,325	88,619
Atlantia SpA	4,451	97,726
Auckland International Airport Ltd.	9,106	25,853
Autostrada Torino-Milano SpA	5,225	78,990
BBA Aviation PLC	24,887	135,264
China Resources and Transportation Group Ltd.*	800,000	46,433
Flughafen Wien AG	855	66,139
Flughafen Zuerich AG	16	8,887
Fraport AG Frankfurt Airport Services Worldwide	267	20,716
Gemina SpA*	6,809	16,570
Groupe Eurotunnel S.A.	7,503	72,851
Hamburger Hafen und Logistik AG	727	18,285
Hutchison Port Holdings Trust, Class U	76,000	55,480
Japan Airport Terminal Co. Ltd.	500	12,093
Kamigumi Co. Ltd.	1,000	8,694
Kobenhavns Lufthavne	50	25,309
Koninklijke Vopak N.V.	1,367	84,271
Mitsubishi Logistics Corp.	1,000	13,852
Mitsui-Soko Co. Ltd.	2,000	10,009
Nissin Corp.	4,000	11,742
Port of Tauranga Ltd.	3,261	37,250
Qube Holdings Ltd.	17,123	35,186
SATS Ltd.	19,000	52,082
SIA Engineering Co. Ltd.	5,000	20,357
Societa Iniziative Autostradali e Servizi SpA	10,126	106,276

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	133

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
The Sumitomo Warehouse Co. Ltd.	9,000	$52,655
Sydney Airport	15,483	61,432
Transurban Group	21,327	143,389
Westshore Terminals Investment Corp.	134	4,411
		1,623,059
Water Utilities – 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	56,024
Hyflux Ltd.	15,000	14,028
Pennon Group PLC	6,756	73,917
Severn Trent PLC	3,403	101,527
Sound Global Ltd.*	72,000	40,634
United Utilities Group PLC	9,651	109,235
		395,365
Wireless Telecommunication Services – 1.7%
Cellcom Israel Ltd.*	7,495	87,832
Freenet AG*	1,294	33,750
KDDI Corp.	8,000	432,984
Mobistar S.A.	5,352	93,206
NTT DOCOMO, Inc.	23,400	372,072
Okinawa Cellular Telephone Co.	600	14,781
Rogers Communications, Inc., Class B	5,942	269,622
SmarTone Telecommunications Holdings Ltd.	6,000	7,909
Softbank Corp.	13,441	1,000,095
Sonaecom – SGPS S.A.	19,602	63,744
StarHub Ltd.	9,000	32,289
Tele2 AB, Class B	6,757	81,656
Vodafone Group PLC	741,355	2,673,932
		5,163,872
Total Common Stocks (Cost $282,267,388)		307,731,553

	No. of Rights	Value
RIGHTS – 0.0%†
CapitaRetail China Trust, expiring 11/13/13 at 1.30 SGD* ^	540	$41
FKP Property Group, expiring 05/07/15 at 1.30 AUD* ^	12,600	—
Hera SpA, expiring 11/19/13 at 1.25 EUR*	2,854	52
New World Development Co. Ltd.* ^	890	—
Total Rights (Cost $4,255)		93
Total Investment Securities (Cost $282,271,643) – 99.4%		307,731,646
Other assets less liabilities – 0.6%		2,013,046
NET ASSETS – 100.0%		$309,744,692

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $264,810 or 0.09% of net assets.

(a)	144A security – Certain conditions for public sale may exist.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,151,500
Aggregate gross unrealized depreciation	(3,638,708)
Net unrealized appreciation	$24,512,792
Federal income tax cost of investments	$283,218,854

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Futures Contracts	1	12/20/13	$93,765	$4,763
EURO STOXX 50® Index Futures Contracts	12	12/20/13	499,045	26,258
FTSE 100® Index Futures Contracts	4	12/20/13	431,115	7,710
Hang Seng Index Futures Contract	1	11/28/13	149,889	3,090
Nikkei 225 Index Futures Contracts	3	12/12/13	219,550	(86)
S&P Toronto Stock Exchange 60® Index Futures Contracts	3	12/19/13	440,773	18,608
SPI 200® Futures Contracts	2	12/19/13	256,434	6,869
				$67,212

Cash collateral in the amount of $238,713 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2013:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
GBP 77,717	Morgan Stanley	USD 125,000	12/18/13	$(182)
EUR 147,282	Citibank N.A.	USD 200,000	12/18/13	245
EUR 29,920	Morgan Stanley	USD 40,000	12/18/13	679
				$742

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	135

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net asset, companies domiciled in the following countries as of October 31, 2013:

Australia	7.3%
Austria	0.4
Belgium	1.1
Canada	9.7
Denmark	1.4
Finland	0.8
France	7.7
Germany	7.3
Greece	0.3
Hong Kong	2.8
Ireland	0.5
Israel	0.6
Italy	2.3
Japan	19.8
Netherlands	2.5
New Zealand	0.3
Norway	1.1
Portugal	0.3
Singapore	1.7
Spain	2.6
Sweden	3.0
Switzerland	6.7
United Kingdom	19.2
Other[1]	0.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 98.6%
Aerospace & Defense – 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,645	$7,795
AviChina Industry & Technology Co. Ltd., Class H	60,000	28,479
Embraer S.A.	15,000	110,306
Korea Aerospace Industries Ltd.	930	24,549
S&T Dynamics Co. Ltd.	5,110	68,406
		239,535
Air Freight & Logistics – 0.2%
Blue Dart Express Ltd.	250	11,143
Hanjin Transportation Co. Ltd.	1,690	29,235
Hyundai Glovis Co. Ltd.	397	88,139
Kerry TJ Logistics Co. Ltd.	39,000	54,758
POS Malaysia Bhd	30,300	54,828
Sinotrans Ltd., Class H	391,000	96,325
		334,428
Airlines – 0.5%
Aeroflot – Russian Airlines OJSC	11,886	21,260
Air China Ltd., Class H	60,000	40,939
AirAsia Bhd	41,900	35,585
Asiana Airlines, Inc.*	26,870	127,669
Cebu Air, Inc.	10,450	12,757
China Airlines Ltd.*	33,000	11,962
China Eastern Airlines Corp. Ltd., Class H*	436,000	150,712
China Southern Airlines Co. Ltd., Class H	100,000	36,889
Eva Airways Corp.*	26,000	14,469
Garuda Indonesia Persero Tbk PT*	117,000	5,086
Gol Linhas Aereas Inteligentes S.A. (Preference)*	9,100	46,373
Grupo Aeromexico SAB de CV*	34,300	47,495
Korean Air Lines Co. Ltd.*	1,038	33,320
Latam Airlines Group S.A.	7,196	119,254
Malaysian Airline System Bhd*	408,800	44,047
Thai Airways International PCL	20,500	13,370
Turk Hava Yollari	17,424	68,393
		829,580

	Shares	Value
Auto Components – 1.2%
Amtek Auto Ltd.	22,325	$23,576
Apollo Tyres Ltd.	36,920	40,912
Autometal S.A.	2,700	21,373
Bharat Forge Ltd.	6,574	32,022
Bosch Ltd.	377	53,956
Cheng Shin Rubber Industry Co. Ltd.	50,400	134,494
Dae Won Kang Up Co. Ltd.	6,000	42,479
Depo Auto Parts Ind Co. Ltd.	6,000	21,035
Exide Industries Ltd.	9,856	20,015
Gajah Tunggal Tbk PT	409,500	83,553
Global & Yuasa Battery Co. Ltd.	1,450	68,074
Halla Visteon Climate Control Corp.	980	36,678
Hanil E-Wha Co. Ltd.	5,190	107,641
Hyundai Mobis	1,912	539,848
Hyundai Wia Corp.	433	74,701
Kenda Rubber Industrial Co. Ltd.	9,360	18,383
Kumho Tire Co., Inc.*	1,110	12,976
Mahle-Metal Leve S.A. Industria e Comercio	1,700	21,402
Mando Corp.	346	46,644
Minth Group Ltd.	20,000	41,893
Motherson Sumi Systems Ltd.	4,917	21,591
MRF Ltd.	277	70,996
Nan Kang Rubber Tire Co. Ltd.*	4,000	5,140
Nexen Tire Corp.	650	9,743
SL Corp.	2,620	36,555
Sri Trang Agro-Industry PCL	151,400	65,667
Sungwoo Hitech Co. Ltd.	6,603	102,399
Thai Stanley Electric PCL	800	5,912
Tianneng Power International Ltd.	140,000	52,908
Tong Yang Industry Co. Ltd.	23,400	36,399
Tupy S.A.	2,300	19,438
Xingda International Holdings Ltd.	191,000	116,033
		1,984,436
Automobiles – 2.2%
Astra International Tbk PT	564,500	333,016
Bajaj Auto Ltd.	2,791	96,730
Brilliance China Automotive Holdings Ltd.	68,000	118,931
Byd Co. Ltd., Class H*	12,500	61,911

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Automobiles – (continued)
China Motor Corp.	4,000	$3,826
Chongqing Changan Automobile Co. Ltd., Class B	71,200	131,324
Dongfeng Motor Group Co. Ltd., Class H	68,000	96,127
DRB-Hicom Bhd	7,300	5,876
Ford Otomotiv Sanayi A/S	1,437	20,268
Geely Automobile Holdings Ltd.	110,000	55,475
Great Wall Motor Co. Ltd., Class H	30,000	176,253
Guangzhou Automobile Group Co. Ltd., Class H	64,000	75,944
Hero MotoCorp Ltd.	1,405	47,517
Hyundai Motor Co.	4,285	1,022,017
Hyundai Motor Co. (Preference)	1,823	203,080
Jiangling Motors Corp. Ltd., Class B	19,600	55,212
Kia Motors Corp.	7,500	436,248
Mahindra & Mahindra Ltd.	1,396	20,168
Mahindra & Mahindra Ltd. (GDR)	9,087	120,494
Oriental Holdings Bhd	3,900	10,926
Sanyang Industry Co. Ltd.	14,000	24,541
Ssangyong Motor Co.	2,570	20,255
TAN Chong Motor Holdings Bhd	16,500	32,942
Tata Motors Ltd.	13,644	54,103
Tata Motors Ltd. (ADR)	4,742	148,520
Tofas Turk Otomobil Fabrikasi A/S	3,085	20,518
UMW Holdings Bhd	12,300	49,893
Yulon Motor Co. Ltd.	16,000	28,265
		3,470,380
Beverages – 1.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	6,725	86,077
Arca Continental SAB de CV	9,400	56,006
Carlsberg Brewery Malaysia Bhd	4,600	18,659
Cia Cervecerias Unidas S.A.	4,204	56,409
Cia de Bebidas das Americas	3,800	142,627
Cia de Bebidas das Americas (Preference)	21,200	796,853
Coca-Cola Embonor S.A. (Preference), Class B	18,285	46,248
Coca-Cola Femsa SAB de CV	13,800	168,816
Coca-Cola Icecek A/S	1,988	57,128

	Shares	Value
Beverages – (continued)
Distell Group Ltd.	563	$7,568
Embotelladora Andina S.A. (Preference), Class A	9,844	41,722
Embotelladora Andina S.A. (Preference), Class B	9,245	52,166
Fomento Economico Mexicano SAB de CV	54,400	510,762
Fraser & Neave Holdings Bhd	6,300	37,174
Guangdong Land Holdings Ltd.	66,000	17,621
Guinness Anchor Bhd	3,500	19,188
Hey Song Corp.^	19,500	29,823
Hite Jinro Co. Ltd.	590	14,489
Lotte Chilsung Beverage Co. Ltd.	30	44,544
LT Group, Inc.	91,800	35,309
Muhak Co. Ltd.*	1,410	25,522
Organizacion Cultiba SAB de CV	8,700	18,070
Thai Beverage PCL	184,000	80,848
Tibet 5100 Water Resources Holdings Ltd.	88,000	34,165
Top Frontier Investment Holdings, Inc.* ^	1,425	251
Tsingtao Brewery Co. Ltd., Class H	8,000	65,523
United Breweries Ltd.	1,576	23,727
United Spirits Ltd.	2,614	109,492
Vina Concha y Toro S.A.	41,498	76,188
Yantai Changyu Pioneer Wine Co. Ltd., Class B	18,500	58,938
		2,731,913
Biotechnology – 0.2%
Biocon Ltd.	5,764	32,457
CTC BIO, Inc.*	1,031	20,897
Green Cross Corp.	127	15,684
Medigen Biotechnology Corp.*	2,099	14,789
Medipost Co. Ltd.*	628	45,823
Medy-Tox, Inc.	366	60,382
PharmaEngine, Inc.*	2,065	18,556
Seegene, Inc.*	456	24,847
TaiMed Biologics, Inc.*	5,951	17,106
Taiwan Liposome Co. Ltd.*	2,340	33,532
ViroMed Co. Ltd.*	889	35,325
		319,398

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – 0.2%
China Lesso Group Holdings Ltd.	14,000	$8,957
Dynasty Ceramic PCL	4,200	7,219
KCC Corp.	123	49,339
LG Hausys Ltd.	428	51,848
Sintex Industries Ltd.	35,071	18,804
Sung Kwang Bend Co. Ltd.	3,997	109,463
Taiwan Glass Industry Corp.	15,000	15,189
Trakya Cam Sanayi A/S	17,387	21,644
		282,463
Capital Markets – 0.9%
Administradora de Fondos de Pensiones Habitat S.A.	4,879	7,623
Brait SE*	6,996	34,192
Capital Securities Corp.	29,000	9,920
CETIP S.A. – Mercados Organizados	5,800	64,799
China Bills Finance Corp.	46,000	18,162
China Everbright Ltd.	16,000	23,691
Citadel Capital SAE*	40,421	20,421
CITIC Securities Co. Ltd., Class H	31,000	64,934
Coronation Fund Managers Ltd.	5,830	47,721
Daewoo Securities Co. Ltd.	4,500	42,041
Daishin Securities Co. Ltd.	8,700	72,585
Daishin Securities Co. Ltd. (Preference)	4,660	26,271
Egyptian Financial Group-Hermes Holding*	49,515	57,866
Egyptian Kuwaiti Holding Co. SAE	15,281	14,211
Guotai Junan International Holdings Ltd.	28,000	11,990
Haitong Securities Co. Ltd., Class H	25,200	38,224
Hanwha Investment & Securities Co. Ltd.*	14,270	48,228
HMC Investment Securities Co. Ltd.	4,510	45,281
Hyundai Securities Co. Ltd.	1,340	8,502
India Infoline Ltd.*	34,168	31,191
Investec Ltd.	3,774	26,864
Jih Sun Financial Holdings Co. Ltd.	62,082	17,835
KIWOOM Securities Co. Ltd.	188	9,854
Korea Investment Holdings Co. Ltd.	740	28,847

	Shares	Value
Capital Markets – (continued)
Macquarie Korea Infrastructure Fund	5,100	$31,732
Masterlink Securities Corp.	121,000	39,950
Meritz Securities Co. Ltd.	38,100	60,342
Mirae Asset Securities Co. Ltd.	470	15,862
NH Investment & Securities Co. Ltd.	7,490	33,893
OSK Holdings Bhd	131,400	68,291
President Securities Corp.	43,000	24,223
Samsung Securities Co. Ltd.	1,400	62,098
Shinyoung Securities Co. Ltd.	860	33,889
SK Securities Co. Ltd.*	15,060	11,401
TONGYANG Securities, Inc.	21,500	48,746
Waterland Financial Holdings Co. Ltd.	12,360	4,249
Woori Investment & Securities Co. Ltd.	2,690	28,403
Yuanta Financial Holding Co. Ltd.	226,000	123,079
		1,357,411
Chemicals – 3.8%
Acron JSC	2,820	84,711
Aeci Ltd.	3,382	41,322
African Oxygen Ltd.	11,238	24,182
Akzo Nobel India Ltd.	798	10,945
Alexandria Mineral Oils Co.	958	8,781
Alpek S.A. de CV	14,100	30,707
Asia Plastic Recycling Holding Ltd.	6,840	20,395
Asia Polymer Corp.	16,000	14,023
Asian Paints Ltd.	8,687	76,254
Barito Pacific Tbk PT*	810,000	34,491
Batu Kawan Bhd	4,500	27,922
Bayer CropScience Ltd.	562	16,454
Berger Paints India Ltd.	6,060	22,710
Boryszew S.A.*	59,640	10,080
Braskem S.A. (Preference), Class A*	2,400	21,460
Capro Corp.	4,450	32,596
Castrol India Ltd.	2,653	13,221
Cheil Industries, Inc.	1,292	109,621
China BlueChemical Ltd., Class H	452,000	290,332
China Lumena New Materials Corp.	628,000	133,651
China Man-Made Fiber Corp.*	73,000	31,059
China Petrochemical Development Corp.	38,700	19,429

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
China Steel Chemical Corp.	5,000	$29,953
China Synthetic Rubber Corp.	105,000	101,678
Ciech S.A.*	1,667	16,200
Coromandel International Ltd.	3,799	13,751
Dongyue Group	242,000	114,241
E.I.D. Parry India Ltd.*	6,789	15,969
Eternal Chemical Co. Ltd.	20,000	18,278
Everlight Chemical Industrial Corp.	26,250	24,258
Foosung Co. Ltd.*	2,860	10,812
Formosa Chemicals & Fibre Corp.	90,980	262,911
Formosa Plastics Corp.	110,440	299,975
Formosan Rubber Group, Inc.	106,000	100,482
Fufeng Group Ltd.	249,400	105,833
Godrej Industries Ltd.	3,375	16,272
Grand Pacific Petrochemical	203,000	156,847
Grupa Azoty S.A.	1,225	32,448
Gubre Fabrikalari TAS*	5,923	49,798
Gujarat Fluorochemicals Ltd.	4,478	18,322
Hanwha Chemical Corp.	2,420	53,157
Hanwha Corp.	1,290	48,827
Ho Tung Chemical Corp.	53,550	26,156
Huabao International Holdings Ltd.	517,000	226,724
Huchems Fine Chemical Corp.	2,110	47,541
Hyosung Corp.	690	46,575
Kansai Nerolac Paints Ltd.	1,363	25,554
Kolon Industries, Inc.	367	20,517
Korea Petrochemical Ind Co. Ltd.*	234	16,435
Kumho Petro chemical Co. Ltd.	262	25,687
LCY Chemical Corp.	13,000	17,168
LG Chem Ltd.	1,265	357,169
LG Chem Ltd. (Preference)	179	22,697
Lotte Chemical Corp.	544	111,544
Mexichem SAB de CV	28,400	119,047
Namhae Chemical Corp.	3,200	21,871
Nan Ya Plastics Corp.	130,010	296,488
Nizhnekamskneftekhim OAO	97,329	76,884
Nizhnekamskneftekhim OAO (Preference)	35,832	22,412
OCI Co. Ltd.	450	81,452
OCI Materials Co. Ltd.	1,291	40,407
Omnia Holdings Ltd.	3,768	78,045

	Shares	Value
Chemicals – (continued)
Oriental Union Chemical Corp.	18,000	$19,177
Petkim Petrokimya Holding A/S*	8,463	13,381
Petronas Chemicals Group Bhd	72,800	164,031
Phosagro OAO (GDR)	2,766	28,683
Pidilite Industries Ltd.	3,715	17,446
PTT Global Chemical PCL	52,300	131,905
Samsung Fine Chemicals Co. Ltd.	405	18,327
San Fang Chemical Industry Co. Ltd.	11,330	10,837
Shinkong Synthetic Fibers Corp.	171,000	59,077
Sidi Kerir Petrochemicals Co.	5,418	13,025
Sinofert Holdings Ltd.	108,000	17,552
Sinopec Shanghai Petrochemical Co. Ltd., Class H	326,000	86,198
SK Chemicals Co. Ltd.	3,629	177,558
SKC Co. Ltd.	300	9,107
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	2,776	78,183
Solar Applied Materials Technology Co.	76,000	64,800
Soulbrain Co. Ltd.	2,054	102,627
Supreme Industries Ltd.	1,939	12,307
Synthos S.A.	8,925	15,142
Taekwang Industrial Co. Ltd.	18	22,230
Taiwan Fertilizer Co. Ltd.	21,000	50,035
Taiwan Prosperity Chemical Corp.	25,000	25,613
Thai Plastic & Chemical PCL	16,900	16,696
TSRC Corp.	11,000	20,331
Unipetrol A/S*	7,964	71,403
UPC Technology Corp.	188,095	90,912
UPL Ltd.	54,481	145,832
Uralkali OJSC	16,757	89,056
Uralkali OJSC (GDR)	3,864	103,207
USI Corp.	16,000	11,736
Vinythai PCL	52,000	19,547
Yingde Gases Group Co. Ltd.	22,500	23,101
Yip’s Chemical Holdings Ltd.	28,000	23,547
		5,997,340
Commercial Banks – 13.9%
Affin Holdings Bhd	11,700	15,795
Agricultural Bank of China Ltd., Class H	584,000	280,963
Akbank TAS	14,292	56,243

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Akbank TAS (ADR)	18,738	$147,468
Albaraka Turk Katilim Bankasi A/S*	76,113	68,004
Alior Bank S.A.*	1,017	25,782
Allahabad Bank	20,978	31,319
Alliance Financial Group Bhd	25,700	42,269
Andhra Bank	29,311	27,830
Asya Katilim Bankasi A/S*	123,685	126,029
Attijariwafa Bank	840	33,836
Axis Bank Ltd.	1,938	38,558
Axis Bank Ltd. (GDR)	6,094	126,511
Banco Bradesco S.A. (Preference)	60,250	874,748
Banco de Bogota S.A.	608	21,560
Banco de Chile	423,125	64,527
Banco de Credito e Inversiones	703	41,123
Banco do Brasil S.A.	15,800	211,415
Banco do Estado do Rio Grande do Sul S.A. (Preference)	3,100	22,518
Banco Industrial e Comercial S.A. (Preference)	15,700	52,961
Banco Santander Brasil S.A.	21,700	149,817
Banco Santander Chile	1,917,874	117,919
Bancolombia S.A.	6,697	92,483
Bancolombia S.A. (Preference)	10,383	145,582
Bangkok Bank PCL	14,000	92,659
Bank BPH S.A.*	89	1,750
Bank Bukopin Tbk PT	840,000	48,436
Bank Central Asia Tbk PT	349,000	323,535
Bank Danamon Indonesia Tbk PT	93,500	35,666
Bank Gospodarki Zywnosciowej S.A.*	1,922	44,115
Bank Handlowy w Warszawie S.A.	761	29,383
Bank Mandiri Persero Tbk PT	273,500	208,658
Bank Millennium S.A.*	9,106	22,670
Bank Negara Indonesia Persero Tbk PT	231,500	98,576
Bank of Ayudhya PCL	66,800	82,092
Bank of Baroda	2,734	28,601
Bank of China Ltd., Class H	2,116,000	990,717
Bank of Communications Co. Ltd., Class H	256,000	187,219

	Shares	Value
Commercial Banks – (continued)
Bank of India	4,806	$16,415
Bank of the Philippine Islands	17,370	40,199
Bank Pan Indonesia Tbk PT*	119,500	7,633
Bank Pekao S.A.	3,830	240,246
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	328,000	26,479
Bank Rakyat Indonesia Persero Tbk PT	316,500	221,810
Bank St. Petersburg OJSC	37,518	55,486
Bank Tabungan Negara Persero Tbk PT	94,500	8,132
Bank Tabungan Pensiunan Nasional Tbk PT*	78,000	30,273
Bank Zachodni WBK S.A.	821	100,063
Banque Centrale Populaire	2,087	49,361
Banregio Grupo Financiero SAB de CV	10,900	60,616
Barclays Africa Group Ltd.	8,629	133,667
BDO Unibank, Inc.	36,350	68,141
BIMB Holdings Bhd	20,700	31,553
BMCE Bank	2,526	63,114
BOC Hong Kong Holdings Ltd.	104,000	339,376
BRE Bank S.A.	400	66,303
BS Financial Group, Inc.	5,110	82,136
Canara Bank	3,605	15,149
Capitec Bank Holdings Ltd.	558	11,935
Chang Hwa Commercial Bank	127,670	76,482
China Banking Corp.	20,871	29,947
China Citic Bank Corp. Ltd., Class H	194,000	108,848
China Construction Bank Corp., Class H	2,032,000	1,577,784
China Development Financial Holding Corp.	339,000	101,194
China Merchants Bank Co. Ltd., Class H	139,399	276,890
China Minsheng Banking Corp. Ltd., Class H	139,000	159,384
Chongqing Rural Commercial Bank, Class H	93,000	46,902
CIMB Group Holdings Bhd	135,548	320,877
Commercial International Bank Egypt SAE	18,212	112,763
Corp. Bank	6,816	31,654

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Corpbanca S.A.	3,113,135	$35,023
Credicorp Ltd.	1,900	259,540
Credit Immobilier et Hotelier	1,637	56,389
CTBC Financial Holding Co. Ltd.	352,449	238,729
DGB Financial Group, Inc.	3,310	53,047
E.Sun Financial Holding Co. Ltd.	124,900	83,537
East West Banking Corp.*	17,000	10,032
Entie Commercial Bank	8,000	4,112
Faisal Islamic Bank of Egypt	6,763	48,017
Far Eastern International Bank	22,035	9,150
Federal Bank Ltd.	14,430	19,278
First Financial Holding Co. Ltd.	191,735	118,776
Getin Holding S.A.	34,632	49,188
Getin Noble Bank S.A.*	43,566	38,514
Grupo Aval Acciones y Valores	3,897	2,742
Grupo Aval Acciones y Valores (Preference)	35,132	24,444
Grupo Financiero Banorte SAB de CV, Class O	64,400	412,580
Grupo Financiero Inbursa SAB de CV, Class O	49,600	128,243
Grupo Financiero Santander Mexico SAB de CV, Class B	43,700	122,770
Hana Financial Group, Inc.	7,910	304,991
HDFC Bank Ltd.	5,896	65,316
HDFC Bank Ltd. (ADR)	12,776	463,130
Hong Leong Bank Bhd	12,200	55,209
Hong Leong Financial Group Bhd	2,700	12,937
Hua Nan Financial Holdings Co. Ltd.	151,850	89,933
ICICI Bank Ltd.	3,257	59,408
ICICI Bank Ltd. (ADR)	4,291	160,140
IDBI Bank Ltd.	14,473	15,956
Indian Bank	20,011	27,336
Indian Overseas Bank*	44,022	36,533
IndusInd Bank Ltd.	7,764	56,295
Industrial & Commercial Bank of China Ltd., Class H	2,079,000	1,456,068
Industrial Bank of Korea	6,080	70,214
Industrial Bank of Taiwan	112,320	24,697
ING Bank Slaski S.A.*	726	26,663
Itau Unibanco Holding S.A.	70,550	1,097,906

	Shares	Value
Commercial Banks – (continued)
Itausa – Investimentos Itau S.A.	9,534	$44,511
Itausa – Investimentos Itau S.A. (Preference)	82,532	358,213
Jammu & Kashmir Bank Ltd.	4,793	101,698
Karur Vysya Bank Ltd.*	9,421	52,750
Kasikornbank PCL	18,800	114,763
KB Financial Group, Inc.	11,010	435,937
Kiatnakin Bank PCL	12,000	16,096
King’s Town Bank	26,000	23,098
Komercni Banka A/S	436	108,488
Krung Thai Bank PCL	115,500	75,330
Malayan Banking Bhd	117,995	364,954
Mega Financial Holding Co. Ltd.	215,000	185,878
Metropolitan Bank & Trust	2,160	4,449
Nedbank Group Ltd.	5,167	112,579
OTP Bank PLC	6,930	144,312
Philippine National Bank*	8,890	19,823
Powszechna Kasa Oszczednosci Bank Polski S.A.	25,296	335,849
Public Bank Bhd	51,400	298,084
RHB Capital Bhd	13,939	34,852
Rizal Commercial Banking Corp.	9,930	10,801
Sberbank of Russia	219,137	701,568
Sberbank of Russia (ADR)	20,732	264,748
Sberbank of Russia (Preference)	29,280	75,711
Security Bank Corp.	690	2,220
Sekerbank TAS*	79,983	75,878
Shinhan Financial Group Co. Ltd.	12,060	526,968
The Siam Commercial Bank PCL	48,800	257,915
SinoPac Financial Holdings Co. Ltd.	193,025	95,266
Sociedad Matriz Banco de Chile, Class B	143,311	53,182
Standard Bank Group Ltd.	32,717	416,978
State Bank of Bikaner & Jaipur	2,045	10,812
State Bank of India	1,882	55,024
State Bank of India (GDR)	957	56,080
Syndicate Bank*	27,202	36,008
Ta Chong Bank Ltd.*	64,965	22,776
Taichung Commercial Bank	31,102	11,539
Taishin Financial Holding Co. Ltd.	200,987	101,590
Taiwan Business Bank*	44,680	13,718
Taiwan Cooperative Financial Holding Co Ltd.	140,860	79,109

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Thanachart Capital PCL	28,100	$31,147
Tisco Financial Group PCL	18,920	26,746
TMB Bank PCL	689,100	60,663
Turkiye Garanti Bankasi A/S	10,923	44,081
Turkiye Garanti Bankasi A/S (ADR)	52,477	212,532
Turkiye Halk Bankasi A/S	17,363	140,752
Turkiye Is Bankasi, Class C	40,836	112,326
Turkiye Sinai Kalkinma Bankasi A/S	11,061	10,826
Turkiye Vakiflar Bankasi Tao, Class D	21,098	50,832
UCO Bank	38,806	45,623
Union Bank of India	7,817	15,715
Union Bank Of Philippines	3,830	11,080
Union Bank Of Taiwan*	25,109	9,187
VTB Bank OJSC	41,837,398	57,819
VTB Bank OJSC (GDR)	32,047	89,059
Woori Finance Holdings Co. Ltd.	9,650	114,626
Yapi ve Kredi Bankasi A/S	20,342	47,275
		22,036,836
Commercial Services & Supplies – 0.2%
Blue Label Telecoms Ltd.	98,077	92,534
China Everbright International Ltd.	61,000	60,819
Cleanaway Co. Ltd.	1,000	6,263
Ipek Dogal Enerji Kaynaklari ve Uretim A/S*	11,307	28,831
KEPCO Plant Service & Engineering Co. Ltd.	223	11,310
Multiplus S.A.	1,300	16,225
S-1 Corp.	454	27,092
Taiwan Secom Co. Ltd.	11,000	26,658
Taiwan Sogo Shin Kong SEC	24,000	29,858
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	3,300	51,296
		350,886

	Shares	Value
Communications Equipment – 0.5%
Accton Technology Corp.	96,000	$52,445
Alpha Networks, Inc.	22,000	14,303
BYD Electronic International Co. Ltd.*	68,500	32,072
China Wireless Technologies Ltd.	108,000	40,397
Comba Telecom Systems Holdings Ltd.*	45,500	15,024
Compal Communications, Inc.	15,000	25,732
CyberTAN Technology, Inc.	16,000	18,271
D-Link Corp.	28,000	16,964
Gemtek Technology Corp.	63,000	61,328
HTC Corp.	19,000	93,450
Netas Telekomunikasyon A/S	907	3,387
Senao International Co. Ltd.	1,000	3,193
TCL Communication Technology Holdings Ltd.*	47,000	42,738
Unizyx Holding Corp.*	30,000	15,623
Wistron NeWeb Corp.	66,707	160,526
Zinwell Corp.	42,000	45,174
ZTE Corp., Class H*	49,000	106,810
		747,437
Computers & Peripherals – 1.1%
Acer, Inc.*	62,000	40,518
Advantech Co. Ltd.	7,000	44,912
ASROCK, Inc.	4,000	13,452
Asustek Computer, Inc.	20,000	153,168
Catcher Technology Co. Ltd.	16,000	93,126
Chicony Electronics Co. Ltd.	16,090	40,034
Clevo Co.	13,322	28,340
CMC Magnetics Corp.*	605,000	102,139
Compal Electronics, Inc.	110,000	86,114
Elitegroup Computer Systems Co. Ltd.	31,000	13,348
Foxconn Technology Co. Ltd.	20,700	51,998
Getac Technology Corp.	80,000	44,112
Gigabyte Technology Co. Ltd.	129,000	144,019
IEI Integration Corp.*	18,000	24,813
Inventec Corp.	68,000	60,872
Lenovo Group Ltd.	166,000	177,711
Lite-On Technology Corp.	54,244	94,901
Micro-Star International Co. Ltd.	154,000	103,525
Pegatron Corp.	45,000	62,646

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	143

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Computers & Peripherals – (continued)
Primax Electronics Ltd.	46,000	$42,274
Qisda Corp.*	92,000	21,356
Quanta Computer, Inc.	75,000	177,930
Ritek Corp.*	205,000	33,214
Simplo Technology Co. Ltd.	7,000	34,429
TPV Technology Ltd.	182,000	38,498
Wistron Corp.	65,650	61,674
		1,789,123
Construction & Engineering – 2.2%
Aveng Ltd.*	96,711	285,141
BES Engineering Corp.	157,000	48,095
Besalco S.A.	26,166	36,807
Budimex S.A.	876	37,012
CH Karnchang PCL	17,500	12,482
China Communications Construction Co. Ltd., Class H	126,000	102,873
China Railway Construction Corp. Ltd., Class H	71,000	77,840
China Railway Group Ltd., Class H	135,000	76,267
China State Construction International Holdings Ltd.	48,000	80,856
Chung Hsin Electric & Machinery Manufacturing Corp.	28,000	21,825
Continental Holdings Corp.	57,000	20,759
Cosco International Holdings Ltd.	130,000	56,171
CTCI Corp.	12,000	20,994
Daelim Industrial Co. Ltd.	872	80,891
Daewoo Engineering & Construction Co. Ltd.*	910	7,369
Dialog Group Bhd	41,000	35,731
Doosan Heavy Industries & Construction Co. Ltd.	1,272	51,983
Empresas ICA SAB de CV*	20,400	38,872
Engineers India Ltd.	15,634	45,105
Gamuda Bhd	55,800	86,117
GMR Infrastructure Ltd.	30,202	10,836
Grana y Montero SAA	13,717	59,585
Group Five Ltd.	24,392	109,704
GS Engineering & Construction Corp.	929	31,353
HKC Holdings Ltd.	135,000	4,701

	Shares	Value
Construction & Engineering – (continued)
Hyundai Development Co-Engineering & Construction	1,650	$36,710
Hyundai Engineering & Construction Co. Ltd.	2,044	117,351
IJM Corp. Bhd	39,100	71,867
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	33,800	67,916
Inovisi Infracom Tbk PT*	75,833	5,180
Interchina Holdings Co.*	335,000	23,765
IRB Infrastructure Developers Ltd.	26,321	34,178
Italian-Thai Development PCL*	51,343	9,650
Jaypee Infratech Ltd.	43,792	12,791
KEPCO Engineering & Construction Co., Inc.	146	7,749
Lanco Infratech Ltd.*	134,249	13,326
Larsen & Toubro Ltd.	1,913	30,302
Larsen & Toubro Ltd. (GDR)	6,664	102,292
Malaysia Marine and Heavy Engineering Holdings Bhd	4,800	5,902
Malaysian Resources Corp. Bhd	161,400	73,142
Metallurgical Corp. of China Ltd., Class H*	786,000	161,193
Mostotrest	29,974	126,514
Mudajaya Group Bhd	57,300	50,481
Murray & Roberts Holdings Ltd.*	110,860	339,488
Pembangunan Perumahan Persero Tbk PT	108,000	12,551
Promotora y Operadora de Infraestructura SAB de CV*	6,600	67,212
Raubex Group Ltd.	25,955	61,739
Rich Development Co. Ltd.	50,467	21,644
Salfacorp S.A.	21,787	24,896
Samsung Engineering Co. Ltd.	840	59,154
Sino Thai Engineering & Construction PCL	22,471	16,749
Surya Semesta Internusa Tbk PT	306,000	21,717
Taeyoung Engineering & Construction Co. Ltd.	6,160	33,217
Tekfen Holding A/S	1,046	2,531
Toyo-Thai Corp. PCL	17,500	21,647
United Integrated Services Co. Ltd.	35,000	38,658
Voltas Ltd.	19,996	29,007
Waskita Karya Persero Tbk PT	257,500	13,706

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
WCT Holdings Bhd	60,405	$46,899
Wijaya Karya Persero Tbk PT	122,000	20,780
Wilson Bayly Holmes-Ovcon Ltd.	12,155	213,798
		3,435,071
Construction Materials – 1.6%
ACC Ltd.	1,496	27,626
Adana Cimento Sanayii TAS, Class A	4,775	9,827
Akcansa Cimento A/S	3,896	21,805
Ambuja Cements Ltd.	18,586	56,963
Anhui Conch Cement Co. Ltd., Class H	32,000	111,646
Asia Cement China Holdings Corp.	105,000	57,423
Asia Cement Corp.	62,020	84,123
BBMG Corp., Class H	261,000	187,173
Cementos Argos S.A.	11,648	61,568
Cementos Pacasmayo SAA	21,812	52,053
Cemex SAB de CV*	297,544	317,704
Chia Hsin Cement Corp.*	31,000	15,827
China National Building Material Co. Ltd., Class H	74,000	72,348
China Resources Cement Holdings Ltd.	40,170	26,890
China Shanshui Cement Group Ltd.	46,000	16,376
Ciments du Maroc*	66	5,980
Cimsa Cimento Sanayi VE Tica	3,966	25,780
Corp. Moctezuma SAB de CV	5,000	15,612
CSG Holding Co. Ltd., Class B	66,500	54,294
Goldsun Development & Construction Co. Ltd.	84,000	34,739
Grupo Argos S.A.	7,951	92,299
Grupo Argos S.A. (Preference)	4,304	50,009
Grupo Cementos de Chihuahua SAB de CV	6,700	20,202
Hanil Cement Co. Ltd.	980	77,236
Holcim Indonesia Tbk PT	21,500	4,911
Holcim Maroc S.A.	117	22,975
Holcim Philippines, Inc.	10,100	3,268
Huaxin Cement Co. Ltd., Class B	36,500	54,093
The India Cements Ltd.	34,842	28,149

	Shares	Value
Construction Materials – (continued)
Indocement Tunggal Prakarsa Tbk PT	39,500	$73,236
Konya Cimento Sanayii A/S	54	7,888
Lafarge Malaysia Bhd	9,800	30,963
Magnesita Refratarios S.A.	15,000	42,031
Mardin Cimento Sanayii ve Ticaret A/S	8,926	20,386
Misr Beni Suef Cement Co.	2,637	18,383
Nuh Cimento Sanayi A/S	5,596	31,600
PPC Ltd.	16,925	53,707
The Ramco Cements Ltd.	4,924	14,314
Semen Indonesia Persero Tbk PT	77,500	98,658
Shree Cement Ltd.	241	17,394
The Siam Cement PCL	3,400	46,753
Siam City Cement PCL	3,000	38,361
Ssangyong Cement Industrial Co. Ltd.*	4,600	25,629
Suez Cement Co.	16,343	58,009
Taiwan Cement Corp.	91,000	132,414
TCC International Holdings Ltd.	252,000	93,610
TPI Polene PCL	40,600	16,827
Ultratech Cement Ltd.	1,101	35,237
Union Andina de Cementos SAA	24,039	31,370
Universal Cement Corp.	24,000	22,056
West China Cement Ltd.	622,000	93,063
		2,610,788
Consumer Finance – 0.2%
Aeon Thana Sinsap Thailand PCL	6,200	18,027
Bajaj Finance Ltd.	916	20,168
Compartamos SAB de CV	44,400	86,824
Mahindra & Mahindra Financial Services Ltd.	5,911	27,167
Muthoot Finance Ltd.	9,629	16,632
Samsung Card Co. Ltd.	1,510	55,944
Shriram Transport Finance Co. Ltd.	2,924	29,088
Sundaram Finance Ltd.	4,448	38,360
Taiwan Acceptance Corp.	11,000	27,632
		319,842
Containers & Packaging – 0.3%
AMVIG Holdings Ltd.	122,000	57,278
Anadolu Cam Sanayii A/S	27,491	33,531

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Cheng Loong Corp.	257,000	$121,592
CPMC Holdings Ltd.	33,000	26,390
Great China Metal Industry	9,000	10,676
Greatview Aseptic Packaging Co. Ltd.	31,000	19,512
Klabin S.A. (Preference)	15,500	82,960
Lock & Lock Co. Ltd.	1,830	47,702
Nampak Ltd.	16,656	55,267
Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	18,993
		473,901
Distributors – 0.1%
Dah Chong Hong Holdings Ltd.	23,000	19,520
Dogus Otomotiv Servis ve Ticaret A/S	2,752	13,261
Imperial Holdings Ltd.	4,691	100,004
Silver base Group Holdings Ltd.*	184,000	30,615
Test-Rite International Co. Ltd.	23,000	17,888
		181,288
Diversified Consumer Services – 0.2%
Abril Educacao S.A.	1,400	20,087
Anhanguera Educacional Participacoes S.A.	9,800	59,064
Estacio Participacoes S.A.	9,100	70,807
Kroton Educacional S.A.	6,000	89,325
Lung Yen Life Service Corp.	5,000	15,147
MegaStudy Co. Ltd.	993	69,367
		323,797
Diversified Financial Services – 1.9%
African Bank Investments Ltd.	17,390	29,547
AMMB Holdings Bhd	51,400	120,374
Ayala Corp.	5,430	75,776
BM&FBovespa S.A.	49,000	278,350
Bolsa Mexicana de Valores SAB de CV	21,700	51,916
Bursa Malaysia Bhd	36,800	93,762
Chailease Holding Co. Ltd.*	22,000	53,466
Corp. Financiera Colombiana S.A.*	3,515	73,175
Corporativo GBM SAB de CV*	74,100	51,873

	Shares	Value
Diversified Financial Services – (continued)
CRISIL Ltd.	739	$13,461
Far East Horizon Ltd.	60,000	43,880
FirstRand Ltd.	87,665	315,421
Fubon Financial Holding Co. Ltd.	194,000	283,939
Grupo BTG Pactual	5,400	72,790
Grupo de Inversiones Suramericana S.A.	7,361	146,052
Grupo de Inversiones Suramericana S.A. (Preference)	2,864	56,977
Grupo Security S.A.	356,446	123,921
GT Capital Holdings, Inc.	2,710	53,686
Haci Omer Sabanci Holding A/S	27,515	130,928
Hankook Tire Worldwide Co. Ltd.	3,420	84,311
IDFC Ltd.	31,981	55,032
IFCI Ltd.	111,345	43,755
Inmuebles Carso SAB de CV*	21,400	21,401
Intercorp Financial Services, Inc.	845	28,265
Invercap S.A.	8,476	36,255
Inversiones La Construccion S.A.	998	14,990
JSE Ltd.	7,716	67,709
Kotak Mahindra Bank Ltd.	8,730	106,889
Metro Pacific Investments Corp.	384,600	43,436
Power Finance Corp. Ltd.	7,248	15,851
PSG Group Ltd.	1,633	13,465
Reliance Capital Ltd.	2,523	15,194
Remgro Ltd.	11,976	244,655
RMB Holdings Ltd.	24,662	124,056
Rural Electrification Corp. Ltd.	7,793	24,633
Warsaw Stock Exchange	2,646	38,355
		3,047,546
Diversified Telecommunication Services – 1.5%
Asia Pacific Telecom Co. Ltd.	46,899	28,574
Asia Satellite Telecommunications Holdings Ltd.	4,000	15,529
Axtel SAB de CV*	60,000	18,878
China Communications Services Corp. Ltd., Class H	66,000	40,436
China Telecom Corp. Ltd., Class H	376,000	196,413
China Unicom Hong Kong Ltd.	128,000	202,078
Chunghwa Telecom Co. Ltd.	107,000	344,533
CITIC Telecom International Holdings Ltd.	123,625	38,747

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Jasmine International PCL	77,600	$21,067
KT Corp.	510	16,852
LG Uplus Corp.*	6,380	73,078
Magyar Telekom Telecommunications PLC	7,627	10,506
Maroc Telecom S.A.	1,987	23,862
Netia S.A.*	25,072	41,559
Oi S.A.	4,400	7,956
Oi S.A. (Preference)	25,100	42,448
Rostelecom OJSC	17,610	64,434
Rostelecom OJSC (ADR)	2,503	54,515
Rostelecom OJSC (Preference)	3,656	8,335
SK Broadband Co. Ltd.*	2,669	11,411
Tata Communications Ltd.	5,003	21,480
Telecom Egypt Co.	12,996	25,565
Telefonica Brasil S.A.	500	9,926
Telefonica Brasil S.A. (Preference)	8,500	188,744
Telefonica Czech Republic A/S	3,187	52,105
Telekom Malaysia Bhd	28,000	46,496
Telekomunikacja Polska S.A.	20,767	67,360
Telekomunikasi Indonesia Persero Tbk PT	1,393,000	290,401
Telkom S.A. SOC Ltd.*	62,822	164,817
Thaicom PCL	24,200	30,906
Time dotCom Bhd*	42,200	54,162
True Corp. PCL*	159,600	45,380
Turk Telekomunikasyon A/S	14,543	50,369
XL Axiata Tbk PT	56,000	22,231
		2,331,153
Electric Utilities – 1.5%
Celsia S.A. ESP	9,615	30,931
Centrais Eletricas Brasileiras S.A.	4,900	15,648
Centrais Eletricas Brasileiras S.A. (Preference)	5,100	27,320
Centrais Eletricas de Santa Catarina S.A. (Preference)*	3,500	28,021
CESC Ltd.	13,382	81,091
CEZ A/S	4,934	142,339
Cia de Transmissao de Energia Eletrica Paulista (Preference)*	500	7,241
Cia Energetica de Minas Gerais	1,577	14,065

	Shares	Value
Electric Utilities – (continued)
Cia Energetica de Minas Gerais (Preference)	14,431	$129,359
Cia Energetica do Ceara (Preference)	1,300	23,090
Cia General de Electricidad S.A.	7,478	42,502
Cia Paranaense de Energia	200	2,050
Cia Paranaense de Energia (Preference)	3,100	43,558
CPFL Energia S.A.	9,200	79,199
E.CL S.A.	7,263	11,336
EDP – Energias do Brasil S.A.	9,200	52,965
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. (Preference)	22,400	100,749
Empresa de Distribucion Electrica de Lima Norte S.A.	8,973	15,688
Enea S.A.	3,561	16,782
Enel OGK-5 OJSC*	1,065,321	41,669
Energisa S.A.	900	4,756
Enersis S.A.	546,726	183,655
Equatorial Energia S.A.	4,629	48,302
Federal Grid Co. Unified Energy System JSC*	730,462	2,238
First Philippine Holdings Corp.	50,160	80,678
Inter Rao UES OJSC*	50,918,011	14,868
Interconexion Electrica SA ESP	11,221	55,571
Interregional Distribution Grid Co. Centre JSC	2,991,343	21,804
Interregional Distribution Network Co. Center and Privolzhya OJSC	1,253,186	2,733
Isagen S.A. ESP	19,321	30,873
Korea Electric Power Corp.*	6,900	184,412
Light S.A.	700	6,215
Luz del Sur SAA	4,420	15,376
Manila Electric Co.	4,510	31,730
Moscow United Electric Grid Co. JSC	360,794	14,220
Mosenergo OAO	1,775,144	50,780
PGE S.A.	20,822	121,814
Power Grid Corp. of India Ltd.	36,485	60,140
Reliance Infrastructure Ltd.	2,860	20,095
RusHydro JSC	1,897,111	33,317
RusHydro JSC (ADR)	29,268	49,287

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Russian Grids OAO*	1,372,431	$36,950
Tata Power Co. Ltd.	26,411	35,305
Tauron Polska Energia S.A.	36,335	59,401
Tenaga Nasional Bhd	75,600	225,922
TGK-1 OAO	210,251,531	42,261
Torrent Power Ltd.	25,135	34,438
Transmissora Alianca de Energia Eletrica S.A.	4,500	44,021
Volga Territorial Generating Co.*	186,049	10,087
		2,426,852
Electrical Equipment – 0.8%
ABB India Ltd.	1,456	14,909
AcBel Polytech, Inc.	31,000	31,338
Amara Raja Batteries Ltd.	2,733	13,957
Bharat Heavy Electricals Ltd.	15,091	34,649
China Electric Manufacturing Corp.	32,000	15,249
China High Speed Transmission Equipment Group Co. Ltd.*	245,000	131,458
Crompton Greaves Ltd.	12,473	21,433
Dongfang Electric Corp. Ltd., Class H	103,400	166,442
Dynapack International Technology Corp.	7,000	19,966
ElSwedy Electric Co.	22,368	86,994
Harbin Electric Co. Ltd., Class H	190,000	119,347
LS Corp.	751	56,144
LS Industrial Systems Co. Ltd.	691	43,320
Shanghai Electric Group Co. Ltd., Class H	728,000	257,282
Shihlin Electric & Engineering Corp.	26,000	32,877
Silitech Technology Corp.	7,070	9,132
Suzlon Energy Ltd.*	148,250	23,158
Taihan Electric Wire Co. Ltd.*	10,413	20,124
Teco Electric and Machinery Co. Ltd.	48,000	51,219

	Shares	Value
Electrical Equipment – (continued)
Walsin Lihwa Corp.*	76,000	$23,566
Zhuzhou CSR Times Electric Co. Ltd., Class H	39,000	139,842
		1,312,406
Electronic Equipment, Instruments & Components – 2.9%
3S Korea Co. Ltd.*	2,265	12,128
Acme Electronics Corp.*	5,000	6,433
Anxin-China Holdings Ltd.	528,000	170,937
AU Optronics Corp.*	241,000	79,815
Aurora Corp.	10,000	20,899
AV Tech Corp.	6,000	18,115
CalComp Electronics Thailand PCL	358,300	35,686
Cando Corp.*	36,974	10,660
Career Technology MFG. Co. Ltd.	22,000	20,967
Cheng Uei Precision Industry Co. Ltd.	6,000	12,580
Chimei Materials Technology Corp.	39,000	39,956
Chin-Poon Industrial Co. Ltd.	91,000	151,773
Chroma ATE, Inc.	13,000	27,700
Chunghwa Picture Tubes Ltd.*	1,005,000	55,074
Compeq Manufacturing Co.	76,000	38,415
Coretronic Corp.	167,000	146,653
Daeduck Electronics Co.	9,060	79,860
DataTec Ltd.	15,761	90,182
Delta Electronics Thailand PCL	13,800	21,171
Delta Electronics, Inc.	49,000	254,344
E Ink Holdings, Inc.*	19,000	10,703
Elite Material Co. Ltd.	78,000	64,514
Erajaya Swasembada Tbk PT	85,000	10,255
Everlight Electronics Co. Ltd.	35,000	66,237
FLEXium Interconnect, Inc.	14,695	45,816
G Tech Optoelectronics Corp.	10,000	17,495
Hana Microelectronics PCL	30,500	22,342
HannStar Display Corp.*	65,000	21,792
HannsTouch Solution, Inc.*	36,000	11,690
Hi Sun Technology China Ltd.*	174,000	47,803
Hollysys Automation Technologies Ltd.*	3,300	55,341
Holy Stone Enterprise Co. Ltd.^	46,200	58,296
Hon Hai Precision Industry Co. Ltd.	306,000	775,949
Iljin Materials Co. Ltd.*	570	6,556

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Innolux Corp.*	184,000	$72,962
Interflex Co. Ltd.*	782	23,370
ITEQ Corp.	70,000	77,911
Jahwa Electronics Co. Ltd.	570	11,338
Ju Teng International Holdings Ltd.	206,000	149,856
Kingboard Chemical Holdings Ltd.	18,900	49,730
Kingboard Laminates Holdings Ltd.	226,000	92,988
Korea Circuit Co. Ltd.*	2,390	30,417
Largan Precision Co. Ltd.	3,000	102,112
LG Display Co. Ltd.*	6,340	149,124
LG Innotek Co. Ltd.*	168	13,573
Lotes Co. Ltd.	9,000	22,117
MIN AIK Technology Co. Ltd.	11,000	55,413
Nan Ya Printed Circuit Board Corp.*	3,000	4,044
Pan-International Industrial	20,200	16,158
Partron Co. Ltd.	1,141	18,447
Redington India Ltd.	51,094	51,090
Samart Corp. PCL	31,500	20,443
Samsung Electro-Mechanics Co. Ltd.	1,624	124,776
Samsung SDI Co. Ltd.	902	150,511
SFA Engineering Corp.	254	10,823
Sunny Optical Technology Group Co. Ltd.	31,000	30,028
Synnex Technology International Corp.	36,000	57,530
Taiflex Scientific Co. Ltd.	9,000	18,687
Taiwan PCB Techvest Co. Ltd.	62,662	71,877
Test Research, Inc.	44,280	60,287
Tong Hsing Electronic Industries Ltd.	4,000	21,171
TPK Holding Co. Ltd.	6,000	42,172
Tripod Technology Corp.	7,000	13,843
TXC Corp.	16,000	19,769
Unimicron Technology Corp.	31,000	24,532
Vivotek, Inc.	3,000	17,410
Wah Lee Industrial Corp.	50,000	79,988
Wasion Group Holdings Ltd.	102,000	63,939
Wintek Corp.*	33,000	12,299
WPG Holdings Ltd.	43,000	52,397
WT Microelectronics Co. Ltd.	64,000	76,462
Yageo Corp.*	414,800	141,046

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Young Fast Optoelectronics Co. Ltd.	7,000	$7,672
Zhen Ding Technology Holding Ltd.	3,150	7,398
		4,573,847
Energy Equipment & Services – 0.2%
Anton Oilfield Services Group	24,000	15,168
Bumi Armada Bhd	20,500	25,726
China Oilfield Services Ltd., Class H	42,000	117,554
Maridive & Oil Services SAE*	10,086	11,095
OSX Brasil S.A.*	13,900	2,813
Sapurakencana Petroleum Bhd*	102,400	129,803
TMK OAO	4,733	13,495
TMK OAO (GDR)	1,530	19,767
Wah Seong Corp. Bhd	27,447	14,787
		350,208
Food – 0.0%†
RCL Foods Ltd.*	10,215	17,458
Food & Staples Retailing – 2.0%
Almacenes Exito S.A.	6,181	103,671
Big C Supercenter PCL	8,400	52,626
BIM Birlesik Magazalar A/S	6,126	128,839
Bizim Toptan Satis Magazalari A/S	2,184	26,310
Brasil Pharma S.A.*	7,800	29,118
Cencosud S.A.	31,575	128,884
China Resources Enterprise Ltd.	32,000	113,297
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference)	3,202	160,003
Clicks Group Ltd.	8,465	52,919
Controladora Comercial Mexicana SAB de CV	33,300	137,025
Corporativo Fragua SAB de CV	3,060	53,671
CP ALL PCL	141,600	178,564
DIXY Group OJSC*	4,208	55,700
Dongsuh Co., Inc.	664	17,402
E-Mart Co. Ltd.	660	158,039
Emperia Holding S.A.	1,463	32,429
Eurocash S.A.	1,620	24,931
Grupo Comercial Chedraui S.A. de CV	9,800	30,759
GSretail Co. Ltd.	360	9,944
Magnit OJSC	1,453	391,698
Massmart Holdings Ltd.	3,731	60,036

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Migros Ticaret A/S*	852	$7,612
Organizacion Soriana SAB de CV, Class B*	4,100	13,285
Pick’nPay Stores Ltd.	9,812	46,523
Pick’n Pay Holdings Ltd.	16,881	34,587
President Chain Store Corp.	15,000	109,260
Puregold Price Club, Inc.	21,000	21,918
Raia Drogasil S.A.	6,200	45,677
Shoprite Holdings Ltd.	12,727	233,794
The Spar Group Ltd.	7,173	92,122
Sumber Alfaria Trijaya Tbk PT	379,500	18,180
Sun Art Retail Group Ltd.	60,000	98,284
Taiwan TEA Corp.*	169,000	138,918
Wal-Mart de Mexico SAB de CV	144,200	376,273
Wumart Stores, Inc., Class H	40,000	66,761
		3,249,059
Food Products – 3.2%
Alicorp SAA	12,777	39,842
Asian Citrus Holdings Ltd.	212,255	81,842
AVI Ltd.	8,170	48,177
Binggrae Co. Ltd.	199	16,791
BIOSEV S.A.*	5,300	23,909
Biostime International Holdings Ltd.	4,000	30,311
BRF S.A.	18,200	430,576
Britannia Industries Ltd.	1,892	28,926
Charoen Pokphand Foods PCL	105,300	82,210
Charoen Pokphand Indonesia Tbk PT	227,000	78,536
Cherkizovo Group OJSC*	5,000	82,577
China Agri-Industries Holdings Ltd.	59,705	28,031
China Foods Ltd.*	74,000	33,597
China Huiyuan Juice Group Ltd.*	44,000	29,454
China Mengniu Dairy Co. Ltd.	35,000	153,939
China Modern Dairy Holdings Ltd.*	66,000	30,731
China Ocean Resources Co. Ltd.*	8,440	34,333
China Yurun Food Group Ltd.*	325,000	215,464
CJ CheilJedang Corp.	246	59,717
Daesang Corp.	610	19,955
Dongwon F&B Co. Ltd.	294	30,072
Dongwon Industries Co. Ltd.	58	15,529
Dutch Lady Milk Industries Bhd	2,000	29,472

	Shares	Value
Food Products – (continued)
Empresas Aquachile S.A.*	23,539	$11,678
Felda Global Ventures Holdings Bhd	30,300	43,114
Genting Plantations Bhd	4,200	14,481
GlaxoSmithKline Consumer Healthcare Ltd.	250	18,978
Global Bio-Chem Technology Group Co. Ltd.*	394,000	30,491
Great Wall Enterprise Co. Ltd.	103,000	92,730
Gruma SAB de CV, Class B*	4,900	33,706
Grupo Bimbo SAB de CV	48,300	162,855
Grupo Herdez SAB de CV	7,000	24,437
Grupo Nutresa S.A.	4,822	68,886
Hap Seng Plantations Holdings Bhd	22,200	18,643
IJM Plantations Bhd	16,500	16,942
Illovo Sugar Ltd.	14,046	44,150
Indofood CBP Sukses Makmur Tbk PT	24,000	23,846
Indofood Sukses Makmur Tbk PT	139,000	82,000
Industrias Bachoco SAB de CV	2,800	9,648
IOI Corp. Bhd	91,100	157,052
Japfa Comfeed Indonesia Tbk PT	146,000	18,133
JBS S.A.	9,900	35,845
Juhayna Food Industries	8,202	15,122
Kernel Holding S.A.*	1,000	13,485
Khon Kaen Sugar Industry PCL	117,800	47,688
Kuala Lumpur Kepong Bhd	13,600	99,558
Kulim Malaysia Bhd	10,300	11,098
Lien Hwa Industrial Corp.	47,000	30,395
Lotte Confectionery Co. Ltd.	17	29,152
Lotte Food Co. Ltd.	40	24,700
M Dias Branco S.A.	1,000	47,258
Maeil Dairy Industry Co. Ltd.	546	22,571
Marfrig Alimentos S.A.*	7,800	15,962
Mayora Indah Tbk PT	13,416	34,871
MSM Malaysia Holdings Bhd	11,800	18,622
Namchow Chemical Industrial Ltd.	11,000	18,552
Namyang Dairy Products Co. Ltd.	44	35,963
Nestle India Ltd.	693	63,114
Nestle Malaysia Bhd	1,200	25,859
Nippon Indosari Corpindo Tbk PT	27,000	14,850
NongShim Co. Ltd.	52	12,599
Oceana Group Ltd.	2,906	24,397
Orion Corp.	93	90,742

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Ottogi Corp.	40	$12,915
People’s Food Holdings Ltd.	55,000	52,767
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	690,000	97,937
Pioneer Foods Ltd.	4,758	40,421
PPB Group Bhd	14,100	65,684
PT Astra Agro Lestari, Tbk	9,000	14,850
QL Resources Bhd	25,400	31,875
Ruchi Soya Industries Ltd.*	22,103	12,534
Salim Ivomas Pratama Tbk PT	826,000	58,621
Samyang Holdings Corp.	728	60,738
San Miguel Pure Foods Co., Inc.	1,880	10,573
Sao Martinho S.A.	3,400	48,324
Sarawak Oil Palms Bhd	9,200	16,910
Shenguan Holdings Group Ltd.	34,000	15,173
Shree Renuka Sugars Ltd.	66,616	24,335
Silla Co. Ltd.	1,830	50,462
SLC Agricola S.A.	3,400	31,961
Standard Foods Corp.	5,750	17,614
Tata Global Beverages Ltd.	6,111	16,308
Tenfu Cayman Holdings Co. Ltd.	59,000	29,298
Tereos Internacional S.A.	63,400	84,691
Thai Union Frozen Products PCL	14,100	25,482
Thai Vegetable Oil PCL	25,600	14,969
Tiger Brands Ltd.	4,267	125,458
Tingyi Cayman Islands Holding Corp.	56,000	158,183
Tongaat Hulett Ltd.	4,804	60,737
TSH Resources Bhd	20,700	16,531
Ulker Biskuvi Sanayi A/S	1,236	9,492
Ultrajaya Milk Industry & Trading Co. Tbk PT*	102,000	44,564
Uni-President China Holdings Ltd.	35,000	34,986
Uni-President Enterprises Corp.	122,640	233,763
United Plantations Bhd	2,500	21,153
Universal Robina Corp.	21,840	64,443
Want Want China Holdings Ltd.	164,000	252,143
Wei Chuan Foods Corp.	14,000	26,542
		5,110,601

	Shares	Value
Gas Utilities – 0.7%
Aygaz A/S	2,804	$12,864
China Gas Holdings Ltd.	76,000	84,694
China Oil & Gas Group Ltd.	280,000	44,782
China Resources Gas Group Ltd.	26,000	67,238
Cia de Gas de Sao Paulo (Preference)	300	8,022
E1 Corp.	371	26,616
Empresa de Energia de Bogota S.A.*	19,594	16,484
ENN Energy Holdings Ltd.	20,000	118,534
GAIL India Ltd.	12,406	71,382
Gas Malaysia Bhd	24,800	32,380
Gasco S.A.	1,133	12,060
Great Taipei Gas Co. Ltd.	31,000	23,425
Gujarat Gas Co. Ltd.*	3,673	17,282
Gujarat State Petronet Ltd.	32,325	29,403
Indraprastha Gas Ltd.	3,059	13,960
Infraestructura Energetica Nova SAB de CV	6,400	25,345
Korea District Heating Corp.	143	13,373
Korea Gas Corp.	691	41,626
Perusahaan Gas Negara Persero Tbk PT	316,500	143,194
Petronas Gas Bhd	15,800	122,773
Promigas S.A.	20,826	56,197
Promigas S.A.* ^	644	2,007
Samchully Co. Ltd.	520	64,219
Towngas China Co. Ltd.	20,000	19,708
Zhongyu Gas Holdings Ltd.*	58,000	13,466
		1,081,034
Health Care Equipment & Supplies – 0.1%
Chabio & Diostech Co. Ltd.*	4,925	47,822
Golden Meditech Holdings Ltd.	117,833	14,134
Hartalega Holdings Bhd	4,700	10,769
Microport Scientific Corp.	22,000	14,926
Pihsiang Machinery Manufacturing Co. Ltd.*	16,000	17,318
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	33,804
St Shine Optical Co. Ltd.	1,000	29,442
Top Glove Corp. Bhd	10,500	19,000
		187,215

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	151

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – 0.6%
Apollo Hospitals Enterprise Ltd.	1,569	$23,204
Bangkok Chain Hospital PCL	88,000	17,953
Bangkok Dusit Medical Services PCL	11,500	49,510
Banmedica S.A.	9,029	16,577
Bumrungrad Hospital PCL	12,200	34,101
CHC Healthcare Group	3,000	8,547
Cruz Blanca Salud S.A.	31,253	21,358
Diagnosticos da America S.A.	5,400	27,931
Fleury S.A.	4,500	35,116
Fortis Healthcare Ltd.*	9,651	15,422
IHH Healthcare Bhd*	70,600	92,402
KPJ Healthcare Bhd	24,600	47,554
Life Healthcare Group Holdings Ltd.	31,053	127,247
Mediclinic International Ltd.	11,292	85,377
Netcare Ltd.	31,562	78,609
Odontoprev S.A.	7,900	32,903
Qualicorp S.A.*	6,200	58,505
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	40,458	40,412
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	21,100	43,490
Sinopharm Group Co. Ltd., Class H	25,600	69,340
		925,558
Hotels, Restaurants & Leisure – 0.9%
Ajisen China Holdings Ltd.	39,000	40,946
Alsea SAB de CV	11,300	35,275
The Ambassador Hotel	24,000	23,894
AmRest Holdings SE*	899	31,994
Berjaya Sports Toto Bhd	22,266	28,719
Bloomberry Resorts Corp.*	77,200	18,259
Central Plaza Hotel PCL	33,600	42,371
China Travel International Investment Hong Kong Ltd.	268,000	51,851
Cox & Kings Ltd.	10,650	15,909
Famous Brands Ltd.	4,158	41,536
Formosa International Hotels Corp.	1,100	13,235
Genting Bhd	59,400	197,275
Genting Malaysia Bhd	79,200	108,426
Gourmet Master Co. Ltd.	2,000	13,343
Grand Korea Leisure Co. Ltd.	590	21,525
Hana Tour Service, Inc.	730	47,554

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Hotel Shilla Co. Ltd.	939	$60,638
Indian Hotels Co. Ltd.	25,121	20,091
International Meal Co. Holdings S.A.*	4,000	39,850
Jollibee Foods Corp.	11,170	45,859
Jubilant Foodworks Ltd.*	1,840	35,626
Kangwon Land, Inc.	2,700	74,198
Magnum Bhd	12,300	12,902
MGM China Holdings Ltd.	28,000	96,427
Minor International PCL	40,600	36,198
Orbis S.A.	1,130	15,499
Paradise Co. Ltd.	908	23,283
REXLot Holdings Ltd.	1,875,000	164,451
Sun International Ltd.	10,208	104,013
Tsogo Sun Holdings Ltd.	1,488	4,194
Wowprime Corp.*	1,100	18,234
		1,483,575
Household Durables – 1.3%
AmTRAN Technology Co. Ltd.	188,000	120,302
Arcelik A/S	6,145	39,327
Brookfield Incorporacoes S.A.*	66,000	41,856
Consorcio ARA SAB de CV*	177,300	69,560
Corp. GEO SAB de CV* ^	93,100	11,889
Coway Co. Ltd.	1,500	85,694
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,400	55,749
Desarrolladora Homex SAB de CV*	44,500	11,074
Direcional Engenharia S.A.	21,800	127,465
Even Construtora e Incorporadora S.A.	43,200	162,242
Ez Tec Empreendimentos e Participacoes S.A.	700	10,374
Gafisa S.A.*	104,300	142,141
Haier Electronics Group Co. Ltd.	26,000	55,467
Hanssem Co. Ltd.	800	32,430
Helbor Empreendimentos S.A.	11,510	46,230
LG Electronics, Inc.	2,959	189,688
LG Electronics, Inc. (Preference)	80	1,950
MRV Engenharia e Participacoes S.A.	8,800	38,274

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
PDG Realty SA Empreendimentos e Participacoes*	111,300	$101,621
PIK Group*	52,530	103,190
PIK Group (GDR)*	13,669	27,557
Rossi Residencial S.A.*	60,100	74,606
Sanyo Electric Taiwan Co. Ltd.	5,950	7,817
Skyworth Digital Holdings Ltd.	51,812	25,127
Steinhoff International Holdings Ltd.*	32,049	124,314
Tatung Co. Ltd.*	486,000	134,819
TCL Multimedia Technology Holdings Ltd.	102,000	41,968
Tecnisa S.A.*	27,500	115,029
Welling Holding Ltd.	256,000	53,821
		2,051,581
Household Products – 0.4%
Hindustan Unilever Ltd.	15,592	154,728
Kimberly-Clark de Mexico SAB de CV, Class A	41,400	126,341
LG Household & Health Care Ltd.	249	129,342
LG Household & Health Care Ltd. (Preference)	64	12,731
NVC Lighting Holdings Ltd.	305,000	74,351
Unilever Indonesia Tbk PT	39,500	105,123
Vinda International Holdings Ltd.	37,000	52,495
		655,111
Independent Power Producers & Energy Traders – 1.0%
Aboitiz Power Corp.	74,000	58,227
Adani Power Ltd.*	22,716	12,087
AES Gener S.A.	92,209	55,380
AES Tiete S.A.	1,300	11,571
AES Tiete S.A. (Preference)	4,400	43,340
Akenerji Elektrik Uretim A/S*	46,194	31,070
China Datang Corp. Renewable Power Co. Ltd., Class H	73,000	14,783
China Longyuan Power Group Corp., Class H	76,000	87,341
China Power International Development Ltd.	86,000	33,721
China Power New Energy Development Co. Ltd.*	440,000	22,417

	Shares	Value
Independent Power Producers & Energy Traders – (continued)
China Resources Power Holdings Co. Ltd.	54,000	$141,390
Cia Energetica de Sao Paulo (Preference)	6,300	66,390
Colbun S.A.	259,235	64,302
Datang International Power Generation Co. Ltd., Class H	120,000	54,946
E.ON Russia JSC	249,000	19,320
Edegel SAA	22,666	20,754
Electricity Generating PCL	7,900	32,488
Empresa Nacional de Electricidad S.A.	94,412	144,384
Energy Development Corp.	188,400	25,289
Eneva S.A.*	3,400	6,882
First Gen Corp.	49,900	18,570
Glow Energy PCL	12,300	28,749
Huadian Power International Corp. Ltd., Class H	314,000	145,801
Huaneng Power International, Inc., Class H	94,000	98,207
Huaneng Renewables Corp. Ltd., Class H	196,000	75,588
JSW Energy Ltd.	20,740	15,710
Minera Valparaiso S.A.	374	11,468
NHPC Ltd.	43,444	12,795
NTPC Ltd.	33,502	81,281
PTC India Ltd.	29,471	26,855
Ratchaburi Electricity Generating Holding PCL	25,700	41,698
Reliance Power Ltd.*	14,713	17,513
Taiwan Cogeneration Corp.	53,000	32,832
Tractebel Energia S.A.	5,000	85,682
		1,638,831
Industrial Conglomerates – 1.8%
Aboitiz Equity Ventures, Inc.	55,820	65,690
Aditya Birla Nuvo Ltd.	952	19,020
Akfen Holding A/S	7,689	16,750
Alarko Holding A/S	15,603	46,365
Alfa SAB de CV, Class A	74,200	204,233
Alliance Global Group, Inc.	71,000	43,297
Allied Electronics Corp. Ltd.	6,251	15,294
Allied Electronics Corp. Ltd. (Preference)	23,175	53,343

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	153

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – (continued)
Antarchile S.A.	3,343	$51,248
Beijing Enterprises Holdings Ltd.	15,000	123,145
Berjaya Corp. Bhd	682,600	116,811
Berli Jucker PCL	6,800	10,869
Bidvest Group Ltd.	7,778	208,110
Boustead Holdings Bhd	24,700	40,938
Cia Electro Metalurgica S.A.	1,000	26,367
Citic Pacific Ltd.	38,000	54,110
CJ Corp.	318	33,276
DMCI Holdings, Inc.	19,270	23,101
Dogan Sirketler Grubu Holding A/S*	10,842	4,898
Doosan Corp.	127	17,001
Enka Insaat ve Sanayi A/S	9,548	27,989
Far Eastern New Century Corp.	87,160	100,126
Grupo Carso SAB de CV	15,400	83,153
Grupo KUO SAB De CV*	22,200	43,292
HAP Seng Consolidated Bhd	174,400	135,406
Hosken Consolidated Investments Ltd.	2,125	31,327
Jaiprakash Associates Ltd.	24,950	19,345
JG Summit Holdings, Inc.	75,800	76,572
KAP Industrial Holdings Ltd.	143,252	54,263
KOC Holding A/S	18,889	92,916
LG Corp.	2,702	159,713
MAX India Ltd.	7,902	24,302
MMC Corp. Bhd	19,700	16,731
Quinenco S.A.	4,676	12,156
Reunert Ltd.	3,887	27,388
Samsung Techwin Co. Ltd.	1,142	62,335
San Miguel Corp.	14,250	25,064
Shanghai Industrial Holdings Ltd.	14,000	46,317
Siemens Ltd.	2,046	19,381
Sigdo Koppers S.A.	10,813	18,057
Sime Darby Bhd	79,200	239,190
SK Holdings Co. Ltd.	692	125,581
SM Investments Corp.	7,410	146,794
Tianjin Development Hldgs Ltd.*	56,000	37,198
Turkiye Sise ve Cam Fabrikalari A/S	7,968	11,758
Yazicilar Holding A/S, Class A	823	9,171
		2,819,391

	Shares	Value
Insurance – 2.7%
Anadolu Hayat Emeklilik A/S	2,566	$6,324
Bajaj Finserv Ltd.	1,415	14,692
Bangkok Insurance PCL	700	8,321
Bangkok Life Assurance PCL	3,400	6,882
BB Seguridade Participacoes S.A.	19,600	215,716
Brasil Insurance Participacoes e Administracao S.A.	3,300	30,279
Cathay Financial Holding Co. Ltd.	211,440	318,821
China Life Insurance Co. Ltd.	68,420	67,070
China Life Insurance Co. Ltd., Class H	209,000	555,317
China Pacific Insurance Group Co. Ltd., Class H	79,600	287,474
China Taiping Insurance Holdings Co. Ltd.*	17,000	26,531
Discovery Ltd.	7,057	59,952
Dongbu Insurance Co. Ltd.	1,250	55,916
Hanwha Life Insurance Co. Ltd.	5,470	36,613
Hyundai Marine & Fire Insurance Co. Ltd.	1,820	52,073
Korean Reinsurance Co.	1,290	14,472
Liberty Holdings Ltd.	2,146	26,596
LIG Insurance Co. Ltd.	1,290	32,106
Long Bon International Co. Ltd.	23,000	18,515
LPI Capital Bhd	9,400	49,151
Mercuries Life Insurance Co. Ltd.*	99,980	70,103
Meritz Fire & Marine Insurance Co. Ltd.	1,700	23,959
MMI Holdings Ltd.	28,755	70,842
New China Life Insurance Co. Ltd., Class H*	15,800	44,528
Panin Financial Tbk PT*	3,294,000	58,443
People’s Insurance Co. Group of China Ltd., Class H	185,000	87,333
PICC Property & Casualty Co. Ltd., Class H	91,940	140,880
Ping An Insurance Group Co. of China Ltd., Class H	51,000	401,590
Porto Seguro S.A.	2,900	36,717
Powszechny Zaklad Ubezpieczen S.A.	1,489	226,873
RMI Holdings	16,804	47,496
Samsung Fire & Marine Insurance Co. Ltd.	985	230,290

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	15	$1,732
Samsung Life Insurance Co. Ltd.	1,609	158,511
Sanlam Ltd.	49,405	266,048
Santam Ltd.	665	12,639
Shin Kong Financial Holding Co. Ltd.	193,916	67,324
Sinar Mas Multiartha Tbk PT	80,000	26,968
Sul America S.A.	36,139	266,571
Taiwan Life Insurance Co. Ltd.*	78,897	70,090
Thai Reinsurance PCL*	224,100	28,368
Tongyang Life Insurance	9,500	100,754
Yapi Kredi Sigorta A/S*	3,614	34,104
		4,354,984
Internet & Catalog Retail – 0.1%
B2W Cia Digital*	5,900	44,449
CJ O Shopping Co. Ltd.	51	17,020
GS Home Shopping, Inc.	85	19,600
Hyundai Home Shopping Network Corp.	131	20,748
Interpark Corp.	1,875	17,853
OfficeMate PCL	18,800	19,932
		139,602
Internet Software & Services – 1.4%
Ahnlab, Inc.	466	23,855
Daou Technology, Inc.	3,700	50,752
Daum Communications Corp.	515	42,967
Naver Corp.	789	444,057
PChome Online, Inc.	4,000	23,281
SINA Corp.*	1,800	150,408
SK Communications Co. Ltd.*	1,014	5,085
Sohu.com, Inc.*	800	53,568
Tencent Holdings Ltd.	27,500	1,501,087
		2,295,060
IT Services – 1.2%
Cielo S.A.	9,640	294,834
CMC Ltd.	2	44
HCL Technologies Ltd.	5,880	104,803
Infosys Ltd.	8,106	436,580
Infosys Ltd. (ADR)	5,445	288,912

	Shares	Value
IT Services – (continued)
Mphasis Ltd.	1,983	$13,662
Posco ICT Co. Ltd.	4,037	31,169
SK C&C Co. Ltd.	603	65,089
Sonda S.A.	8,306	21,576
Systex Corp.*	12,000	22,751
Tata Consultancy Services Ltd.	14,522	499,084
Tech Mahindra Ltd.	2,403	60,649
Travelsky Technology Ltd., Class H	33,000	28,220
Wipro Ltd.	14,495	112,672
		1,980,045
Leisure Equipment & Products – 0.2%
Ability Enterprise Co. Ltd.	30,000	22,618
Asia Optical Co., Inc.*	54,000	53,486
Genius Electronic Optical Co. Ltd.	3,178	12,926
Giant Manufacturing Co. Ltd.	7,000	52,537
Johnson Health Tech Co. Ltd.	6,030	17,220
Merida Industry Co. Ltd.	6,000	45,542
Topkey Corp.	10,192	60,709
Young Optics, Inc.	6,000	12,580
		277,618
Life Sciences Tools & Services – 0.0%†
Divi’s Laboratories Ltd.	817	12,929
Machinery – 1.4%
Airtac International Group	4,280	31,030
Ashok Leyland Ltd.	238,879	66,857
China International Marine Containers Group Co. Ltd., Class H	8,000	14,962
China National Materials Co. Ltd., Class H	250,000	54,495
CIMC Enric Holdings Ltd.	14,000	19,719
CSBC Corp. Taiwan	55,000	35,101
CSR Corp. Ltd., Class H	181,000	150,813
Cummins India Ltd.	2,089	13,427
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,450	77,259
Doosan Engine Co. Ltd.*	7,610	67,724
Doosan Infracore Co. Ltd.*	3,030	43,418
Eicher Motors Ltd.	227	14,619
Famur S.A.*	13,030	22,657
Haitian International Holdings Ltd.	16,000	38,550

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Hanjin Heavy Industries & Construction Co. Ltd.*	12,044	$139,657
Hiwin Technologies Corp.	5,090	40,194
Hyundai Elevator Co. Ltd.*	355	20,147
Hyundai Heavy Industries Co. Ltd.	1,156	276,263
Hyundai Mipo Dockyard	322	51,302
Iochpe-Maxion S.A.	4,900	60,364
Jain Irrigation Systems Ltd.	58,516	63,701
King Slide Works Co. Ltd.	3,000	26,549
Kopex S.A.	5,747	20,621
Lonking Holdings Ltd.*	426,000	86,815
Marcopolo S.A.	4,100	10,327
Marcopolo S.A. (Preference)	6,000	15,598
Otokar Otomotiv Ve Savunma Sanayi A/S	706	22,946
Pipavav Defence & Offshore Engineering Co. Ltd.*	18,118	15,168
Posco Plantec Co. Ltd.*	260	2,267
Randon Participacoes S.A. (Preference)	9,400	53,694
Rechi Precision Co. Ltd.	11,330	11,299
Samsung Heavy Industries Co. Ltd.	4,290	157,526
Sany Heavy Equipment International Holdings Co. Ltd.	86,000	24,847
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	95,000	38,855
Shin Zu Shing Co. Ltd.	32,000	70,471
Sinotruk Hong Kong Ltd.	11,000	5,760
SKF India Ltd.	1,668	16,380
STX Offshore & Shipbuilding Co. Ltd.* ^	11,840	34,602
Taewoong Co. Ltd.*	286	8,534
Thermax Ltd.	2,214	22,971
TK Corp.*	799	16,232
Turk Traktor ve Ziraat Makineleri A/S	125	4,141
United Tractors Tbk PT	45,000	69,860
WEG S.A.	6,000	78,530
Weichai Power Co. Ltd., Class H	12,000	48,059
Yungtay Engineering Co. Ltd.	6,000	17,665
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	27,200	25,084
		2,207,060

	Shares	Value
Marine – 0.6%
China COSCO Holdings Co. Ltd., Class H*	257,500	$122,223
China Shipping Container Lines Co. Ltd., Class H*	324,000	80,237
China Shipping Development Co. Ltd., Class H*	116,000	65,683
Chinese Maritime Transport Ltd.	8,000	10,320
Cia Sud Americana de Vapores S.A.*	795,096	36,959
Evergreen Marine Corp. Taiwan Ltd.*	23,000	13,543
First Steamship Co. Ltd.	29,034	20,061
Grindrod Ltd.	32,766	79,086
Hanjin Shipping Co. Ltd.*	23,040	168,334
Hyundai Merchant Marine Co. Ltd.*	1,498	19,418
Malaysian Bulk Carriers Bhd	25,400	14,247
MISC Bhd*	28,200	45,666
Precious Shipping PCL	15,700	9,685
Shih Wei Navigation Co. Ltd.	6,484	4,657
Sincere Navigation Corp.	13,000	12,124
Sinotrans Shipping Ltd.	162,500	53,447
STX Pan Ocean Co. Ltd.*	25,090	26,728
Taiwan Navigation Co. Ltd.	26,000	24,160
Thoresen Thai Agencies PCL*	22,780	12,954
Trada Maritime Tbk PT*	179,500	24,204
Trencor Ltd.	11,779	84,115
U-Ming Marine Transport Corp.	7,000	11,520
Wan Hai Lines Ltd.	13,000	7,013
Wisdom Marine Lines Co. Ltd.	40,750	48,962
Yang Ming Marine Transport Corp.*	5,000	2,221
		997,567
Media – 1.5%
Astro Malaysia Holdings Bhd	47,100	43,286
BEC World PCL	30,300	56,706
Caxton and CTP Publishers and Printers Ltd.	27,858	52,623
Central European Media Enterprises Ltd., Class A*	2,679	8,225
Cheil Worldwide, Inc.*	2,430	59,905
CJ CGV Co. Ltd.	398	18,742
CJ E&M Corp.*	570	19,721

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
CJ Hellovision Co. Ltd.*	670	$10,927
Cyfrowy Polsat S.A.*	3,780	27,519
Daekyo Co. Ltd.	2,380	15,055
DB Corp. Ltd.	2,698	11,799
Dish TV India Ltd.*	17,517	15,249
Dogan Yayin Holding A/S*	39,184	13,571
Elang Mahkota Teknologi Tbk PT	52,000	24,334
Global Mediacom Tbk PT	141,000	23,891
Grupo Televisa SAB	68,200	418,143
Hyundai Hy Communications & Networks Co. Ltd.	3,530	15,840
KT Skylife Co. Ltd.	520	13,775
Major Cineplex Group PCL	20,200	12,396
MCOT PCL	4,100	4,577
Media Nusantara Citra Tbk PT	82,500	18,297
Media Prima Bhd	69,300	57,978
MNC Investama Tbk PT	526,500	16,347
Naspers Ltd., Class N	10,911	1,023,980
Phoenix Satellite Television Holdings Ltd.	20,000	7,042
SBS Media Holdings Co. Ltd.	3,440	14,983
SM Entertainment Co.*	985	37,283
Smiles S.A.	2,700	35,691
Star Publications Malaysia Bhd	20,000	15,782
Sun TV Network Ltd.	2,095	14,323
Surya Citra Media Tbk PT	123,549	25,756
TV Azteca SAB de CV	99,600	49,573
TV18 Broadcast Ltd.*	39,466	14,931
TVN S.A.	9,014	45,556
VGI Global Media PCL	16,200	6,506
VODone Ltd.*	224,000	19,358
YG Entertainment, Inc.	458	22,063
Zee Entertainment Enterprises Ltd.	6,593	28,542
		2,320,275
Metals & Mining – 5.3%
African Rainbow Minerals Ltd.	3,101	59,590
Alrosa AO	17,347	19,578
Aluminum Corp. of China Ltd., Class H*	114,000	42,641
Aneka Tambang Persero Tbk PT	224,500	31,865
Angang Steel Co. Ltd., Class H*	92,000	55,772

	Shares	Value
Metals & Mining – (continued)
Anglo American Platinum Ltd.*	1,830	$74,281
AngloGold Ashanti Ltd.	10,770	164,367
ArcelorMittal South Africa Ltd.*	44,340	175,313
Assore Ltd.	1,010	41,387
Atlas Consolidated Mining & Development	64,800	18,566
Bhushan Steel Ltd.	2,001	15,649
Borneo Lumbung Energi & Metal Tbk PT*	1,138,000	22,210
Bradespar S.A.	700	6,816
Bradespar S.A. (Preference)	6,200	74,344
Bumi Resources Minerals Tbk PT*	672,500	14,020
CAP S.A.	2,281	47,398
Chiho-Tiande Group Ltd.	48,000	18,264
China Hongqiao Group Ltd.	12,500	7,900
China Metal Products	23,260	34,558
China Metal Recycling Holdings Ltd.* ^	51,000	—
China Molybdenum Co. Ltd., Class H	44,000	17,820
China Nonferrous Mining Corp. Ltd.*	213,000	70,880
China Precious Metal Resources Holdings Co. Ltd.*	732,000	118,018
China Steel Corp.	334,550	290,943
China Vanadium Titano – Magnetite Mining Co. Ltd.*	244,000	38,080
China Zhongwang Holdings Ltd.*	26,800	8,711
Chun Yuan Steel	126,000	48,248
Chung Hung Steel Corp.*	90,000	25,793
Cia de Minas Buenaventura SAA (ADR)	5,300	76,850
Cia Minera Milpo SAA	125,141	93,382
Cia Siderurgica Nacional S.A.	19,700	108,010
Dongkuk Steel Mill Co. Ltd.	9,990	139,855
Eregli Demir ve Celik Fabrikalari TAS	39,151	54,435
Ezz Steel*	5,211	9,623
Feng Hsin Iron & Steel Co.	14,000	25,542
Fosun International Ltd.	35,500	34,112
G J Steel PCL*	591,100	1,329
Gerdau S.A.	2,000	13,358
Gerdau S.A. (Preference)	23,600	187,560

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Gloria Material Technology Corp.	39,900	$27,365
Gold Fields Ltd.	21,302	100,277
Grupa Kety S.A.	769	47,488
Grupo Mexico SAB de CV	102,800	325,895
Grupo Simec SAB de CV*	4,800	17,938
Gujarat Mineral Development Corp. Ltd.	15,713	26,438
Harmony Gold Mining Co. Ltd.	11,194	38,799
Hindalco Industries Ltd.	29,480	55,190
Hindustan Zinc Ltd.	6,592	14,331
Hunan Nonferrous Metal Corp. Ltd., Class H	134,000	37,160
Hyundai Hysco Co. Ltd.	1,040	41,276
Hyundai Steel Co.	1,508	124,393
Impala Platinum Holdings Ltd.	15,007	182,985
Industrias CH SAB de CV*	4,300	21,270
Industrias Penoles SAB de CV	3,695	108,511
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	114,300	100,813
Izmir Demir Celik Sanayi A/S*	4,467	6,188
Jastrzebska Spolka Weglowa S.A.	888	19,236
Jiangxi Copper Co. Ltd., Class H	31,000	59,577
Jindal Saw Ltd.	23,214	18,113
Jindal Steel & Power Ltd.	10,849	42,342
JSW Steel Ltd.	2,022	28,344
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A*	6,887	6,706
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	18,241	11,537
KGHM Polska Miedz S.A.	3,904	158,035
KISWIRE Ltd.	520	18,114
Korea Zinc Co. Ltd.	241	70,431
Koza Altin Isletmeleri A/S	761	13,522
Koza Anadolu Metal Madencilik Isletmeleri A/S*	45,454	99,475
Krakatau Steel Persero Tbk PT*	141,000	7,005
Kumba Iron Ore Ltd.	2,284	95,928
Lepanto Consolidated Mining Co.*	571,000	5,682
Maanshan Iron & Steel, Class H*	196,000	50,055
Magnitogorsk Iron & Steel Works (GDR)	8,406	27,269
Managem	65	10,564

	Shares	Value
Metals & Mining – (continued)
Mechel*	800	$2,598
Mechel (ADR)*	3,380	10,681
Metalurgica Gerdau S.A.	400	3,328
Metalurgica Gerdau S.A. (Preference)	6,900	71,068
Minera Frisco SAB de CV*	18,400	47,220
Minsur S.A.	186,381	94,064
MMC Norilsk Nickel OJSC	813	123,022
MMC Norilsk Nickel OJSC (ADR)	7,127	107,903
MMG Ltd.*	28,000	6,248
MMX Mineracao e Metalicos S.A.*	10,023	3,832
MOIL Ltd.	9,107	34,736
Molibdenos y Metales S.A.	633	10,132
National Aluminium Co. Ltd.	20,134	11,958
Nickel Asia Corp.	69,475	26,111
NMDC Ltd.	24,700	55,786
North Mining Shares Co. Ltd., Class C*	570,000	25,364
Northam Platinum Ltd.*	23,844	98,183
Novolipetsk Steel OJSC	22,400	38,363
Palabora Mining Co. Ltd.*	4,442	51,375
Paranapanema S.A.*	13,500	29,084
Philex Mining Corp.*	55,700	11,279
Polyus Gold OJSC*	224	5,941
Poongsan Corp.	5,230	145,449
POSCO	1,837	548,113
POSCO Chemtech Co. Ltd.	267	32,848
Raspadskaya OAO*	10,798	10,320
Royal Bafokeng Platinum Ltd.*	4,773	29,157
Sahaviriya Steel Industries PCL*	1,055,300	12,545
Seah Besteel Corp.	3,010	78,744
SeAH Steel Corp.	512	43,586
Sesa Sterlite Ltd.	32,563	107,033
Severstal OAO	756	6,608
Severstal OAO (GDR)	4,939	43,117
Shougang Concord International Enterprises Co. Ltd.*	966,000	47,970
Shougang Fushan Resources Group Ltd.	64,000	21,545
Sociedad Minera Cerro Verde SAA*	451	11,631
Sociedad Minera el Brocal SAA	3,146	12,135

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Societe Metallurgique D’imiter	29	$13,022
Southern Copper Corp.	4,600	128,570
Steel Authority of India Ltd.	21,842	21,929
STP & I PCL	17,800	11,609
TA Chen Stainless Pipe	64,900	31,147
Tata Steel Ltd.	8,732	47,585
Timah Persero Tbk PT	160,500	23,066
Ton Yi Industrial Corp.	19,000	21,018
Tung Ho Steel Enterprise Corp.	25,000	22,422
United Co. RUSAL PLC*	50,200	15,345
Usinas Siderurgicas de Minas Gerais S.A.*	1,800	9,254
Usinas Siderurgicas de Minas Gerais S.A. (Preference)*	9,800	52,364
Vale Indonesia Tbk PT	68,500	15,040
Vale S.A.	36,700	590,112
Vale S.A. (Preference)	55,400	818,286
Volcan Cia Minera SAA	56,303	30,995
VSMPO-AVISMA Corp.	42	7,722
Welspun Corp. Ltd.	22,685	15,688
Winsway Coking Coal Holding Ltd.*	339,000	25,360
Yieh Phui Enterprise Co. Ltd.*	54,000	17,094
Yieh United Steel Corp.*	154,093	41,592
Young Poong Corp.	20	26,585
Zhaojin Mining Industry Co. Ltd., Class H	33,500	27,135
Zijin Mining Group Co. Ltd., Class H	114,000	26,320
		8,363,657
Multiline Retail – 0.9%
Aeon Co. M Bhd	3,800	19,244
El Puerto de Liverpool SAB de CV	6,300	68,291
Empresas La Polar S.A.*	231,041	47,381
Far Eastern Department Stores Ltd.	20,600	22,157
Golden Eagle Retail Group Ltd.	18,000	27,024
Grupo Famsa SAB de CV, Class A*	16,200	30,557
Grupo Sanborns SA de CV	12,500	26,011
Hyundai Department Store Co. Ltd.	396	63,091
Hyundai Greenfood Co. Ltd.	930	14,817
Intime Retail Group Co. Ltd.	18,500	22,024
Lojas Americanas S.A.	1,800	11,334

	Shares	Value
Multiline Retail – (continued)
Lojas Americanas S.A. (Preference)	12,600	$93,961
Lojas Renner S.A.	3,100	94,115
Lotte Shopping Co. Ltd.	306	116,111
Magazine Luiza S.A.*	7,100	30,337
Maoye International Holdings Ltd.	380,000	73,519
Marisa Lojas S.A.	1,400	11,775
Matahari Department Store Tbk PT*	37,000	40,373
Matahari Putra Prima Tbk PT	188,000	40,027
Mercuries & Associates Ltd.	20,520	15,436
Mitra Adiperkasa Tbk PT	29,500	14,132
New World Department Store China Ltd.	29,000	16,795
Parkson Holdings Bhd	11,900	14,179
Parkson Retail Group Ltd.	32,500	11,150
Poya Co. Ltd.	3,000	15,776
Ramayana Lestari Sentosa Tbk PT	311,000	33,935
Ripley Corp. S.A.	10,082	8,861
Robinson Department Store PCL	4,200	7,118
SACI Falabella	19,702	196,212
Shinsegae Co. Ltd.	210	52,958
Springland International Holdings Ltd.	79,000	43,306
Taiwan FamilyMart Co. Ltd.	2,000	10,892
Woolworths Holdings Ltd.	21,150	159,595
		1,452,494
Multi-Utilities – 0.1%
YTL Corp. Bhd	120,400	62,956
YTL Power International Bhd	53,200	32,033
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.*	2,044	43,513
		138,502
Office Electronics – 0.0%†
Kinpo Electronics	128,000	57,074
Sindoh Co. Ltd.	327	21,579
		78,653
Oil, Gas & Consumable Fuels – 8.5%
Adaro Energy Tbk PT	328,000	29,679
Afriquia Gaz	70	14,603
AK Transneft OAO (Preference)	36	92,201
The Bangchak Petroleum PCL	10,400	11,110
Banpu PCL	27,000	25,157

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Bashneft OAO	984	$59,332
Bashneft OAO (Preference)	742	34,104
Bharat Petroleum Corp. Ltd.	5,137	30,055
Bumi Resources Tbk PT*	289,000	11,665
Cairn India Ltd.	14,970	77,024
China Coal Energy Co. Ltd., Class H	111,000	68,149
China Petroleum & Chemical Corp., Class H	711,200	580,661
China Shenhua Energy Co. Ltd., Class H	96,000	292,221
CNOOC Ltd.	460,000	944,557
Coal India Ltd.	16,574	77,658
Cosan Ltd., Class A	4,400	69,344
Cosan S.A. Industria e Comercio	3,000	60,611
Ecopetrol S.A.	135,607	322,875
Empresas COPEC S.A.	12,937	189,507
Energi Mega Persada Tbk PT*	2,020,000	14,336
Energy Earth PCL	30,300	6,717
Essar Ports Ltd.	4,420	4,452
Esso Thailand PCL	48,000	10,795
Exxaro Resources Ltd.	2,940	45,251
Formosa Petrochemical Corp.	29,000	78,177
Garda Tujuh Buana Tbk PT*	173,000	15,194
Gazprom Neft OAO	1,428	6,453
Gazprom Neft OAO (ADR)	1,859	41,976
Gazprom OAO	163,528	766,399
Gazprom OAO (ADR)	73,857	691,302
The Great Eastern Shipping Co. Ltd.	14,623	66,316
Grupa Lotos S.A.*	1,462	17,914
GS Holdings	1,476	81,401
Hankook Shell Oil Co. Ltd.	15	7,438
Harum Energy Tbk PT	174,500	48,763
Hidili Industry International Development Ltd.*	113,000	18,802
Hindustan Petroleum Corp. Ltd.	4,382	14,357
HRT Participacoes em Petroleo S.A.*	16,500	4,898
Indian Oil Corp. Ltd.	10,687	35,136
Indika Energy Tbk PT	415,500	28,751
Indo Tambangraya Megah Tbk PT	12,500	33,156
Inner Mongolia Yitai Coal Co. Ltd., Class B	37,400	73,304
IRPC PCL	293,800	33,793

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Kunlun Energy Co. Ltd.	92,000	$150,465
Lubelski Wegiel Bogdanka S.A.	785	29,085
Lukoil OAO	7,145	468,093
Lukoil OAO (ADR)	5,205	341,448
Medco Energi Internasional Tbk PT	322,500	70,093
MIE Holdings Corp.	242,000	51,815
MOL Hungarian Oil & Gas PLC	1,218	83,611
NovaTek OAO	18,451	236,278
Oil & Natural Gas Corp. Ltd.	24,458	116,887
Oil India Ltd.	3,776	29,115
PetroChina Co. Ltd., Class H	580,000	664,306
Petroleo Brasileiro S.A.	82,000	720,660
Petroleo Brasileiro S.A. (Preference)	118,600	1,089,796
Petron Corp.	23,300	6,686
Petronas Dagangan Bhd	6,200	60,123
Petronet LNG Ltd.	6,905	13,961
Philex Petroleum Corp.*	22,300	4,521
Polski Koncern Naftowy Orlen S.A.	8,619	121,856
Polskie Gornictwo Naftowe i Gazownictwo S.A.	53,158	97,961
PTT Exploration & Production PCL	37,590	203,499
PTT PCL	22,800	232,212
QGEP Participacoes S.A.	9,800	47,824
Reliance Industries Ltd.	11,569	172,194
Reliance Industries Ltd. (GDR)(a)	12,944	386,637
RN Holding OAO*	10,610	21,226
RN Holding OAO (Preference)*	4,841	7,960
Rosneft OAO	17,990	142,390
Rosneft OAO (GDR)	16,544	130,615
SAMIR*	614	23,012
Sasol Ltd.	16,431	842,283
Semirara Mining Corp.	4,150	26,508
Shell Refining Co. Federation of Malaya Bhd	27,000	60,921
Siamgas & Petrochemicals PCL	64,400	28,553
Sinopec Kantons Holdings Ltd.	26,000	23,709
SK Gas Ltd.	753	53,170
SK Innovation Co. Ltd.	1,681	236,124
S-Oil Corp.	1,323	96,660
Sugih Energy Tbk PT*	1,180,500	48,173
Surgutneftegas OAO	105,788	92,925
Surgutneftegas OAO (ADR)	12,190	107,760
Surgutneftegas OAO (Preference)	105,604	78,488

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Surgutneftegas OAO (Preference) (ADR)	12,172	$89,464
Tambang Batubara Bukit Asam Persero Tbk PT	27,500	29,641
Tatneft OAO	19,588	134,615
Tatneft OAO (ADR)	3,003	123,453
Thai Oil PCL	21,500	43,518
Tupras Turkiye Petrol Rafinerileri A/S	3,808	86,587
Turcas Petrol A/S	4,033	6,356
Ultrapar Participacoes S.A.	9,000	241,662
Yanchang Petroleum International Ltd.*	1,060,000	46,485
Yanzhou Coal Mining Co. Ltd., Class H	60,000	62,221
		13,419,199
Paper & Forest Products – 0.5%
Duratex S.A.	9,850	61,891
Empresas CMPC S.A.	32,375	96,366
Fibria Celulose S.A.*	7,200	94,074
Hansol Paper Co.	8,410	97,519
Indah Kiat Pulp & Paper Corp. Tbk PT*	620,000	84,702
Jaya Tiasa Holdings Bhd	17,600	11,880
Lee & Man Paper Manufacturing Ltd.	59,000	42,311
Masisa S.A.	428,742	31,821
Mondi Ltd.	3,020	54,134
Nine Dragons Paper Holdings Ltd.	44,000	36,321
Sappi Ltd.*	18,963	56,024
Shandong Chenming Paper Holdings Ltd., Class B	47,300	23,549
Shandong Chenming Paper Holdings Ltd., Class H	22,500	9,200
Shihlin Paper Corp.*	8,000	12,743
Suzano Papel e Celulose S.A. (Preference)	15,100	61,667
Ta Ann Holdings Bhd	11,100	13,156
YFY, Inc.	31,000	16,460
		803,818

	Shares	Value
Personal Products – 0.5%
Able C&C Co. Ltd.	658	$19,354
Amorepacific Corp.	90	73,816
Amorepacific Corp. (Preference)	24	7,715
AMOREPACIFIC Group	57	20,124
Colgate-Palmolive India Ltd.	786	15,847
Cosmax, Inc.	734	36,051
Dabur India Ltd.	10,097	29,352
Emami Ltd.	1,351	10,941
Gillette India Ltd.	307	10,461
Godrej Consumer Products Ltd.	3,395	48,145
Grape King Bio Ltd.	8,000	38,666
Hengan International Group Co. Ltd.	20,000	244,936
Hypermarcas S.A.	9,400	82,655
Jinchuan Group International Resources Co. Ltd.*	63,000	9,426
Marico Ltd.	4,975	17,158
Microbio Co. Ltd.	23,365	27,596
Natura Cosmeticos S.A.	4,400	88,659
Procter & Gamble Hygiene & Health Care Ltd.	250	11,234
Real Nutriceutical Group Ltd.	181,000	46,925
		839,061
Pharmaceuticals – 1.3%
Adcock Ingram Holdings Ltd.	14,155	102,001
Aspen Pharmacare Holdings Ltd.	8,179	228,453
Aurobindo Pharma Ltd.	8,192	28,886
Bukwang Pharmaceutical Co. Ltd.	1,072	14,603
Cadila Healthcare Ltd.	1,230	13,235
Celltrion, Inc.	1,767	76,710
CFR Pharmaceuticals S.A.	13,016	3,305
China Medical System Holdings Ltd.	21,000	18,879
China Shineway Pharmaceutical Group Ltd.	9,000	13,930
Chong Kun Dang Pharm Corp.^	806	60,559
Cipla Ltd.	9,459	63,599
CSPC Pharmaceutical Group Ltd.	92,000	57,314
Daewoong Pharmaceutical Co. Ltd.	452	35,623
Dong-A Socio Holdings Co. Ltd.	176	25,054
Dr Reddy’s Laboratories Ltd.	408	16,308
Dr Reddy’s Laboratories Ltd. (ADR)	2,656	105,310
Egyptian International Pharmaceutical Industrial Co.	832	5,187

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	9,354	$11,879
Genomma Lab Internacional SAB de CV, Class B*	21,000	56,170
GlaxoSmithKline Pharmaceuticals Ltd.	480	18,990
Glenmark Pharmaceuticals Ltd.	2,467	22,625
Green Cross Holdings Corp.	1,140	14,186
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	20,000	72,488
Hanmi Pharm Co. Ltd.*	101	12,283
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	104,000	24,011
Ilyang Pharmaceutical Co. Ltd.	610	16,246
Ipca Laboratories Ltd.	1,924	21,394
Kalbe Farma Tbk PT	528,500	60,949
Komipharm International Co. Ltd.*	1,365	9,227
LG Life Sciences Ltd.*	938	41,561
Lijun International Pharmaceutical Holding Ltd.	108,000	29,253
Lupin Ltd.	3,852	55,654
Pfizer Ltd.	604	10,642
Pharmstandard OJSC*	249	13,010
Pharmstandard OJSC (GDR)*	330	4,386
Piramal Enterprises Ltd.	1,655	15,136
Ranbaxy Laboratories Ltd.*	1,012	6,440
Ranbaxy Laboratories Ltd. (GDR)*	6,590	41,879
Richter Gedeon Nyrt	4,006	76,409
Sanofi India Ltd.	985	40,267
ScinoPharm Taiwan Ltd.	5,200	17,345
Shandong Luoxin Pharmacy Stock Co. Ltd., Class H	38,000	38,426
Sihuan Pharmaceutical Holdings Group Ltd.	48,000	35,785
Sino Biopharmaceutical	88,000	62,087
Strides Arcolab Ltd.	762	10,809
Sun Pharmaceutical Industries Ltd.	17,702	175,364
Tempo Scan Pacific Tbk PT	21,000	7,265
Tong Ren Tang Technologies Co. Ltd.*	6,000	18,186

	Shares	Value
Pharmaceuticals – (continued)
Torrent Pharmaceuticals Ltd.*	2,532	$18,602
TTY Biopharm Co. Ltd.	3,267	12,732
Wockhardt Ltd.	1,246	9,013
Yuhan Corp.	223	39,313
YungShin Global Holding Corp.	13,000	25,354
		2,014,322
Real Estate Investment Trusts (REITs) – 0.5%
Akmerkez Gayrimenkul Yatirim Ortakligi A/S	1,462	11,668
Capital Property Fund	37,431	40,029
CapitaMalls Malaysia Trust	50,700	24,261
Cathay No. 1 REIT	39,000	26,469
Cathay No. 2 REIT	60,000	34,616
Emira Property Fund	31,927	47,705
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	11,564	16,543
Fibra Uno Administracion S.A. de CV	39,800	124,244
Fountainhead Property Trust	99,102	76,366
Fubon No. 1 REIT	55,000	31,769
Fubon No. 2 REIT	53,000	24,660
Hui Xian Real Estate Investment Trust	39,193	24,952
Hyprop Investments Ltd.	2,794	20,776
IGB Real Estate Investment Trust	33,800	12,854
Is Gayrimenkul Yatirim Ortakligi A/S	18,957	13,702
KLCC Property Holdings Bhd	9,500	19,418
Pavilion Real Estate Investment Trust	22,500	9,626
SA Corporate Real Estate Fund Nominees Pty Ltd.	105,225	42,172
Shin Kong No.1 REIT	73,000	35,233
Sinpas Gayrimenkul Yatirim Ortakligi A/S	44,233	24,423
Sunway Real Estate Investment Trust	39,400	16,606
Sycom Property Fund	10,995	29,121
Torunlar Gayrimenkul Yatirim Ortakligi A/S	5,945	11,399
Vukile Property Fund Ltd.	35,732	62,104
		780,716
Real Estate Management & Development – 3.8%
Acucap Properties Ltd.	15,510	72,779
Agile Property Holdings Ltd.	30,000	36,179

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Agung Podomoro Land Tbk PT	295,500	$7,340
Alam Sutera Realty Tbk PT	328,500	17,776
Aliansce Shopping Centers S.A.	4,100	39,961
Alliances Developpement Immobilier S.A.	1,110	64,489
Amata Corp. PCL	25,200	13,845
AP Thailand PCL	104,900	18,368
Ayala Land, Inc.	147,100	100,257
Bangkokland PCL	71,000	3,924
Belle Corp.*	196,100	23,645
BR Malls Participacoes S.A.	12,000	117,121
BR Properties S.A.	6,400	54,692
Bumi Serpong Damai PT	139,000	19,360
C C Land Holdings Ltd.	300,000	80,871
Cathay Real Estate Development Co. Ltd.	23,000	16,049
Central China Real Estate Ltd.	181,000	59,065
Central Pattana PCL	48,000	74,024
China Merchants Property Development Co. Ltd., Class B	12,900	38,668
China Overseas Grand Oceans Group Ltd.	14,000	16,685
China Overseas Land & Investment Ltd.	112,000	346,702
China Properties Group Ltd.*	203,000	52,367
China Resources Land Ltd.	60,000	173,738
China SCE Property Holdings Ltd.	258,800	59,417
China South City Holdings Ltd.	488,000	151,693
China Vanke Co. Ltd., Class B	31,300	53,007
Chong Hong Construction Co.	6,000	19,687
Cie Generale Immobiliere	297	25,541
CIFI Holdings Group Co. Ltd.	500,000	97,381
Ciputra Development Tbk PT	305,000	27,869
Ciputra Property Tbk PT	257,500	18,046
Ciputra Surya Tbk PT	78,000	15,742
Country Garden Holdings Co. Ltd.	155,000	105,958
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,600	14,515
DLF Ltd.	10,227	25,237
Douja Promotion Groupe Addoha S.A.	1,857	13,244
Echo Investment S.A.*	26,013	59,013

	Shares	Value
Real Estate Management & Development – (continued)
Evergrande Real Estate Group Ltd.	182,000	$76,762
Fantasia Holdings Group Co. Ltd.	501,000	85,944
Farglory Land Development Co. Ltd.	7,000	12,842
Filinvest Land, Inc.	836,000	31,149
Franshion Properties China Ltd.	66,000	22,899
Future Land Development Holdings Ltd.	486,000	55,163
Gemdale Properties and Investment Corp. Ltd.*	300,000	32,116
Globe Trade Centre S.A.*	21,094	54,709
Glorious Property Holdings Ltd.*^	573,000	91,644
Godrej Properties Ltd.	2,599	15,489
Goldin Properties Holdings Ltd.*	18,000	8,312
Grand Canal Land PCL*	254,100	24,492
Greentown China Holdings Ltd.	18,000	34,964
Growthpoint Properties Ltd.	51,951	132,402
Guangzhou R&F Properties Co. Ltd., Class H	32,000	56,133
Hemaraj Land and Development PCL	249,700	27,918
Highwealth Construction Corp.	7,000	15,106
Hopson Development Holdings Ltd.*	16,000	19,667
Housing Development & Infrastructure Ltd.*	45,474	31,485
Huaku Development Co. Ltd.	10,000	28,013
Huang Hsiang Construction Co.	4,000	8,060
Hung Poo Real Estate Development Corp.	74,000	77,200
Hung Sheng Construction Co. Ltd.	122,000	104,229
IGB Corp. Bhd	98,000	82,610
Iguatemi Empresa de Shopping Centers S.A.	1,100	12,740
IJM Land Bhd	21,600	19,166
Indiabulls Real Estate Ltd.	15,000	15,292
JHSF Participacoes S.A.	6,000	15,058
Kaisa Group Holdings Ltd.*	66,000	20,090
Kingdom Construction Co.	33,000	40,661
King’s Town Construction Co. Ltd.*	65,000	62,833
KrisAssets Holdings Bhd^	17,100	—
KWG Property Holding Ltd.	18,000	11,655
Land and Houses PCL	78,900	27,884
Lippo Karawaci Tbk PT*	601,500	60,297

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Longfor Properties Co. Ltd.	33,000	$53,801
LPS Brasil Consultoria de Imoveis S.A.	6,600	46,576
LSR Group (GDR)	5,482	22,504
Mah Sing Group Bhd	46,399	32,937
Medinet Nasr Housing*	2,721	10,725
Megaworld Corp.	189,000	16,796
Mingfa Group International Co. Ltd.*	36,000	9,751
Minmetals Land Ltd.	300,000	42,951
Multiplan Empreendimentos Imobiliarios S.A.	3,000	70,960
Natural Park PCL*	6,762,000	13,035
New World China Land Ltd.	68,000	37,363
Pakuwon Jati Tbk PT	229,500	6,311
Palm Hills Developments SAE*	25,781	9,319
Parque Arauco S.A.	14,271	27,566
Poly Property Group Co. Ltd.	90,000	55,140
Powerlong Real Estate Holdings Ltd.	336,000	69,774
Prestige Estates Projects Ltd.	5,580	12,989
Prince Housing & Development Corp.	33,000	21,285
Pruksa Real Estate PCL	8,300	5,947
Quality Houses PCL	115,500	11,281
Radium Life Tech Co. Ltd.	141,366	124,142
Redefine Properties Ltd.	81,708	84,113
Renhe Commercial Holdings Co. Ltd.*	916,000	51,394
Resilient Property Income Fund Ltd.	5,294	29,101
Robinsons Land Corp.	31,900	16,758
Ruentex Development Co. Ltd.	17,820	37,303
Sansiri PCL	229,000	16,481
Sao Carlos Empreendimentos e Participacoes S.A.	1,100	19,468
SC Asset Corp. PCL	349,500	42,221
Sentul City Tbk PT*	2,597,500	49,542
Shanghai Industrial Urban Development Group Ltd.*	76,000	18,821
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	44,000	71,192

	Shares	Value
Real Estate Management & Development – (continued)
Shenzhen Investment Ltd.	91,796	$36,704
Shimao Property Holdings Ltd.	33,500	84,344
Shining Building Business Co. Ltd.*	29,700	23,150
Shui On Land Ltd.	120,666	42,022
Silver Grant International	218,000	30,367
Sinolink Worldwide Holdings Ltd.*	364,000	35,681
Sino-Ocean Land Holdings Ltd.	93,267	59,186
Sinyi Realty Co.	7,560	13,818
SM Development Corp.^	81,500	12,845
SM Prime Holdings, Inc.	217,700	96,632
Sobha Developers Ltd.	2,976	15,148
Soho China Ltd.	75,000	65,684
Sonae Sierra Brasil S.A.	2,600	26,312
SP Setia Bhd	14,300	13,912
Summarecon Agung Tbk PT	313,000	29,155
Sunac China Holdings Ltd.	40,000	27,757
Sunty Development Co. Ltd.*	22,000	18,795
Sunway Bhd	71,233	62,981
Supalai PCL	18,400	10,464
Talaat Moustafa Group*	12,909	10,363
Tian An China Investment	84,000	69,340
Ticon Industrial Connection PCL	35,400	20,245
Tomson Group Ltd.	22,000	6,810
Top Spring International Holdings Ltd.	72,000	29,624
UEM Sunrise Bhd	32,000	23,730
Unitech Ltd.*	93,088	26,432
Univentures PCL	96,000	23,904
UOA Development Bhd	99,400	70,245
Vista Land & Lifescapes, Inc.	157,400	20,108
YeaShin International Development Co. Ltd.	48,511	37,977
Yuexiu Property Co. Ltd.	80,000	22,288
Yuzhou Properties Co. Ltd.	224,200	54,944
Zall Development Group Ltd.	152,000	61,756
Zhuguang Holdings Group Co. Ltd.*	308,000	91,768
		5,961,277
Road & Rail – 0.2%
ALL – America Latina Logistica S.A.	13,700	49,418
BTS Group Holdings PCL	148,700	42,042
CJ Korea Express Co. Ltd.*	262	22,798

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Container Corp. Of India	1,186	$14,608
Evergreen International Storage & Transport Corp.	41,000	27,841
Guangshen Railway Co. Ltd., Class H	130,000	69,250
JSL S.A.	1,600	11,011
Localiza Rent a Car S.A.	3,920	64,353
Tegma Gestao Logistica	2,000	20,015
TransContainer OAO	79	8,124
		329,460
Semiconductors & Semiconductor Equipment – 6.5%
A-DATA Technology Co. Ltd.	18,000	53,057
Advanced Semiconductor Engineering, Inc.	164,000	161,044
ALI Corp.	14,000	15,201
Ardentec Corp.	101,890	68,321
Chipbond Technology Corp.	11,000	22,240
Dongbu HiTek Co. Ltd.*	2,680	15,285
Duksan Hi-Metal Co. Ltd.*	767	15,148
Elan Microelectronics Corp.	11,000	16,661
Elite Semiconductor Memory Technology, Inc.*	22,000	28,979
Epistar Corp.*	18,000	31,308
Faraday Technology Corp.	21,000	23,945
Forhouse Corp.	52,000	19,912
Formosa Epitaxy, Inc.*	16,000	9,748
GCL-Poly Energy Holdings Ltd.*	248,000	76,130
GemVax & Kael Co. Ltd.*	1,561	28,328
Genesis Photonics, Inc.*	14,000	8,244
Giga Solar Materials Corp.	1,150	12,056
Gintech Energy Corp.*	32,000	34,473
Global Mixed Mode Technology, Inc.	5,000	13,309
Global Unichip Corp.*	7,000	17,417
Greatek Electronics, Inc.*	69,000	59,771
Hanergy Solar Group Ltd.*	356,000	60,611
Hermes Microvision, Inc.	1,000	32,710
Holtek Semiconductor, Inc.	19,000	29,199
Iljin Display Co. Ltd.	4,070	57,554
Inotera Memories, Inc.*	47,000	30,315
King Yuan Electronics Co. Ltd.	40,000	27,843

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Kinsus Interconnect Technology Corp.	7,000	$25,017
Lextar Electronics Corp.	15,000	12,815
Macronix International*	66,000	15,433
MediaTek, Inc.	35,000	478,905
Melfas, Inc.	877	8,846
Motech Industries, Inc.*	31,000	57,823
MStar Semiconductor, Inc.	6,000	61,982
Nanya Technology Corp.*	37,000	5,126
Neo Solar Power Corp.*	48,914	52,195
Novatek Microelectronics Corp.	16,000	63,446
OptoTech Corp.	36,000	14,888
Parade Technologies Ltd.	2,400	17,972
Phison Electronics Corp.	4,000	28,864
Pixart Imaging, Inc.	8,000	15,194
Powertech Technology, Inc.	13,000	23,452
Radiant Opto-Electronics Corp.	11,330	42,421
Realtek Semiconductor Corp.	14,070	32,757
Regent Manner International Holdings Ltd.	115,000	19,728
Richtek Technology Corp.	3,000	13,530
Samsung Electronics Co. Ltd.	3,010	4,157,106
Samsung Electronics Co. Ltd. (Preference)	583	562,802
Semiconductor Manufacturing International Corp.*	620,000	46,382
Seoul Semiconductor Co. Ltd.	949	39,543
Sigurd Microelectronics Corp.	36,000	34,922
Silicon Integrated Systems Corp.*	38,000	11,809
Siliconware Precision Industries Co.	88,000	106,932
Sino-American Silicon Products, Inc.*	17,000	23,608
SK Hynix, Inc.*	14,740	443,972
Sonix Technology Co. Ltd.	17,000	23,145
Taiwan Semiconductor Manufacturing Co. Ltd.	676,000	2,519,512
Taiwan Surface Mounting Technology Co. Ltd.	47,000	66,950
Transcend Information, Inc.*	3,000	9,476
United Microelectronics Corp.	340,000	144,080
Unity Opto Technology Co. Ltd.*	15,000	11,743
Vanguard International Semiconductor Corp.	12,000	12,989

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Via Technologies, Inc.*	14,000	$11,484
Visual Photonics Epitaxy Co. Ltd.	13,000	13,142
Win Semiconductors Corp.	22,000	19,432
Winbond Electronics Corp.*	83,000	21,047
Wonik IPS Co. Ltd.*	3,248	26,884
		10,266,163
Software – 0.4%
Actoz Soft Co. Ltd.*	355	11,312
AsiaInfo-Linkage, Inc.*	4,300	49,880
Asseco Poland S.A.	1,542	25,214
Com2uSCorp*	318	6,745
Cyberlink Corp.	4,240	12,354
Gamevil, Inc.*	380	18,163
Golfzon Co. Ltd.	672	13,050
International Games System Co. Ltd.	4,000	7,842
Kingdee International Software Group Co. Ltd.*	122,000	39,339
Kingsoft Corp. Ltd.	51,000	126,693
NCSoft Corp.	480	92,991
Neowiz Games Corp.*	3,800	61,975
NetDragon Websoft, Inc.	13,000	29,947
Oracle Financial Services Software Ltd.*	453	23,629
Totvs S.A.	3,300	56,372
WeMade Entertainment Co. Ltd.*	612	27,290
		602,796
Specialty Retail – 1.0%
Ace Hardware Indonesia Tbk PT	234,000	12,663
Baoxin Auto Group Ltd.	5,500	5,668
Belle International Holdings Ltd.	125,000	176,382
China Yongda Automobiles Services Holdings Ltd.	16,500	15,600
China ZhengTong Auto Services Holdings Ltd.*	225,000	156,712
Cia Hering	3,500	51,240
The Foschini Group Ltd.	5,523	63,816
GOME Electrical Appliances Holding Ltd.	295,000	45,659
Grupo Elektra SAB DE CV	1,250	42,322
Hengdeli Holdings Ltd.	130,800	31,042

	Shares	Value
Specialty Retail – (continued)
Home Product Center PCL	76,612	$28,553
Hotai Motor Co. Ltd.	7,000	83,391
JD Group Ltd.	30,247	93,412
Kolao Holdings	715	20,929
Lewis Group Ltd.	20,962	146,926
Lotte Himart Co. Ltd.	231	18,184
M Video OJSC	13,596	116,081
Mr Price Group Ltd.	6,455	102,043
National Petroleum Co. Ltd.	27,000	25,870
Pou Sheng International Holdings Ltd.*	322,000	17,028
Seobu T&D*	453	9,011
Shinsegae International Co. Ltd.	150	12,755
Siam Global House PCL	30,800	18,901
Super Group Ltd.*	27,975	68,781
Truworths International Ltd.	12,099	116,087
Tsann Kuen Enterprise Co. Ltd.	33,000	46,389
Zhongsheng Group Holdings Ltd.	17,500	28,034
		1,553,479
Textiles, Apparel & Luxury Goods – 1.3%
361 Degrees International Ltd.	186,000	53,259
Aksa Akrilik Kimya Sanayii	23,477	97,337
Alpargatas S.A. (Preference)	1,540	10,736
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A/S*	415	10,363
Anta Sports Products Ltd.	17,000	24,383
Arezzo Industria e Comercio S.A.	1,800	27,121
Billion Industrial Holdings Ltd.	34,500	18,778
Bosideng International Holdings Ltd.	78,000	18,008
C.banner International Holdings Ltd.	74,000	27,393
CCC S.A.	1,867	78,884
China Dongxiang Group Co.	178,000	27,780
China Lilang Ltd.	123,000	79,482
China Outfitters Holdings Ltd.	280,000	46,227
Daphne International Holdings Ltd.	16,000	8,337
Eclat Textile Co. Ltd.	5,060	55,716
Feng TAY Enterprise Co. Ltd.	16,640	43,668
Fila Korea Ltd.	2,543	172,131
Formosa Taffeta Co. Ltd.	12,000	14,929
Forus S.A.	3,750	20,581
Gitanjali Gems Ltd.*	11,461	12,048
Grendene S.A.	1,800	16,435

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Guararapes Confeccoes S.A.	200	$9,081
Handsome Co. Ltd.	910	26,080
Hansae Co. Ltd.	640	10,227
Indorama Ventures PCL	69,100	55,502
Lealea Enterprise Co. Ltd.	183,000	67,271
LG Fashion Corp.	5,210	159,628
Li Ning Co. Ltd.*	106,500	97,529
Li Peng Enterprise Co. Ltd.*	91,803	45,621
LPP S.A.	22	64,353
Makalot Industrial Co. Ltd.	11,000	66,458
Nien Hsing Textile Co. Ltd.	17,546	19,051
Peak Sport Products Co. Ltd.	210,000	48,213
Ports Design Ltd.	91,500	68,214
Pou Chen Corp.	65,000	79,205
Rajesh Exports Ltd.	13,912	21,732
Restoque Comercio e Confeccoes de Roupas S.A.	4,800	14,378
Ruentex Industries Ltd.	12,000	30,960
Shinkong Textile Co. Ltd.	15,000	20,116
Tainan Spinning Co. Ltd.	46,675	35,190
Texhong Textile Group Ltd.	20,000	35,083
Titan Industries Ltd.	5,577	24,248
Woongjin Chemical Co. Ltd.*	4,322	38,708
XTEP International Holdings	199,000	98,049
Youngone Corp.	360	12,184
Youngone Holdings Co. Ltd.	1,415	86,041
		2,096,718
Thrifts & Mortgage Finance – 0.4%
Housing Development Finance Corp.	41,802	581,609
LIC Housing Finance Ltd.	8,105	29,615
Malaysia Building Society	30,600	27,152
		638,376
Tobacco – 0.5%
British American Tobacco Malaysia Bhd	3,000	60,370
Eastern Tobacco*	425	6,347
Gudang Garam Tbk PT	15,000	49,102
ITC Ltd.	63,996	348,851
JT International Bhd	4,700	9,801

	Shares	Value
Tobacco – (continued)
KT&G Corp.	2,940	$214,801
Philip Morris CR A/S	44	25,027
Souza Cruz S.A.	11,100	120,967
		835,266
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	6,485	21,912
AKR Corporindo Tbk PT	54,500	23,449
Barloworld Ltd.	5,467	49,176
CITIC Resources Holdings Ltd.*	674,000	94,758
Daewoo International Corp.	1,200	44,289
Hyundai Corp.	2,480	77,621
iMarketKorea, Inc.	1,120	26,660
Invicta Holdings Ltd.	2,284	22,805
LG International Corp.	570	16,013
Mills Estruturas e Servicos de Engenharia S.A.	2,000	27,976
Samsung C&T Corp.	3,581	212,682
SK Networks Co. Ltd.	3,140	19,715
		637,056
Transportation Infrastructure – 1.1%
Adani Ports and Special Economic Zone Ltd.	11,020	26,091
Airports of Thailand PCL	9,900	67,431
Anhui Expressway Co., Class H	128,000	71,817
Arteris S.A.	2,800	25,061
Bangkok Expressway PCL	8,400	9,783
Beijing Capital International Airport Co. Ltd., Class H	148,000	104,418
Bintulu Port Holdings Bhd	10,600	24,858
CCR S.A.	23,000	192,723
China Merchants Holdings International Co. Ltd.	30,533	108,300
COSCO Pacific Ltd.	47,868	69,767
EcoRodovias Infraestrutura e Logistica S.A.	3,100	21,193
Grupo Aeroportuario del Centro Norte Sab de CV*	15,600	53,367
Grupo Aeroportuario del Pacifico SAB de CV, Class B	13,000	67,884
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,000	59,984

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Hopewell Highway Infrastructure Ltd.	23,500	$11,579
IL&FS Transportation Networks Ltd.	7,509	13,074
International Container Terminal Services, Inc.	20,030	48,209
Jasa Marga Persero Tbk PT	37,500	17,465
Jiangsu Expressway Co. Ltd., Class H	86,000	108,262
Lingkaran Trans Kota Holdings Bhd	21,100	30,424
LLX Logistica S.A.*	21,500	11,411
Malaysia Airports Holdings Bhd	9,641	25,695
NCB Holdings Bhd	21,300	24,503
Novorossiysk Commercial Sea Port PJSC (GDR)	3,728	30,719
OHL Mexico SAB de CV*	11,400	29,405
Road King Infrastructure Ltd.	48,000	48,353
Santos Brasil Participacoes S.A.	1,400	13,677
Shenzhen Expressway Co. Ltd., Class H	164,000	68,959
Shenzhen International Holdings Ltd.	245,000	30,020
Taiwan High Speed Rail Corp.*	52,447	9,818
TAV Havalimanlari Holding A/S	3,786	27,555
Tianjin Port Development Holdings Ltd.	428,000	74,525
Yuexiu Transport Infrastructure Ltd.	60,000	31,575
Zhejiang Expressway Co. Ltd., Class H	120,000	110,511
		1,668,416
Water Utilities – 0.2%
Aguas Andinas S.A., Class A	64,290	43,572
Beijing Enterprises Water Group Ltd.	82,000	36,489
Cia de Saneamento Basico do Estado de Sao Paulo	9,000	96,098
Cia de Saneamento de Minas Gerais-COPASA	1,900	30,918
Eastern Water Resources Development and Management PCL	14,000	5,713
Guangdong Investment Ltd.	60,000	51,618
Inversiones Aguas Metropolitanas S.A.	7,326	13,593

	Shares	Value
Water Utilities – (continued)
Manila Water Co., Inc.	26,600	$15,390
Thai Tap Water Supply PCL	42,200	13,965
		307,356
Wireless Telecommunication Services – 3.9%
Advanced Info Service PCL	33,000	270,361
Almendral S.A.	188,156	21,682
America Movil SAB de CV	1,064,900	1,146,780
Axiata Group Bhd	75,100	163,501
Bharti Airtel Ltd.	18,098	108,108
Bharti Infratel Ltd.	6,022	16,154
China Mobile Ltd.	147,000	1,543,367
DiGi.Com Bhd	85,300	135,159
ENTEL Chile S.A.	3,632	55,920
Far EasTone Telecommunications Co. Ltd.	40,000	91,901
Global Telecom Holding*	71,737	49,260
Globe Telecom, Inc.	735	29,597
Idea Cellular Ltd.	19,054	53,561
Indosat Tbk PT	17,000	6,636
Maxis Bhd	63,300	144,231
MegaFon OAO	2,617	94,295
Mobile Telesystems OJSC	26,881	284,799
MTN Group Ltd.	46,705	931,439
Orascom Telecom Media And Technology Holding SAE	630,154	62,208
Philippine Long Distance Telephone Co.	1,090	72,397
Reliance Communications Ltd.	12,180	29,115
Sarana Menara Nusantara Tbk PT*	190,000	45,088
Shin Corp. PCL	24,700	66,859
Sistema JSFC	48,564	54,101
Sistema JSFC (GDR)	2,108	56,494
SK Telecom Co. Ltd.	366	78,324
Taiwan Mobile Co. Ltd.	45,000	153,934
Tim Participacoes S.A.	24,800	127,382
Tower Bersama Infrastructure Tbk PT	12,000	6,068
Turkcell Iletisim Hizmetleri A/S*	21,812	135,760
Vodacom Group Ltd.	9,998	114,914
		6,149,395
Total Common Stocks (Cost $154,111,772)		156,598,599

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	No. of Rights	Value
RIGHTS – 0.0%†
Hyundai Merchant Marine Co. Ltd., expiring 11/08/13 at 10,400.00 KRW* ^	117	$370
LLX Logistica S.A., expiring 11/12/13 at 1.20 BRL*	33,560	302
Mega Financial Holdings, expiring 12/06/13 at 21.50 TWD* ^	16,002	2,124
Palm Hills Developments SAE, expiring 12/05/13 at 2.03 EGP* ^	7,377	493
Polimex-Mostostal S.A., expiring 11/29/12 at 0.52 PLN* ^	4,668	—
Quinenco S.A., expiring 11/05/13 at 1,100.00 CLP*	1,106	432
Salfacorp S.A., expiring 11/08/13 at 645.30 CLP* ^	1,861	—
Sociedad Minera el Brocal SAA, expiring 11/20/13 at 9.27 PEN* ^	640	115
Total Rights (Cost $6,096)		3,836
WARRANTS – 0.0%†
Bangkokland PCL, expiring 07/02/18 at 2.00 THB*	130,505	1,593
Energy Earth Public Co., expiring 10/18/13 at 1.47 THB* ^	10,099	—
Equity Warrant, expiring 11/30/13 at 0.00 THB* ^	31,066	—
Total Warrants (Cost $–)		1,593
Total Investment Securities (Cost $154,117,868) – 98.6%		156,604,028
Other assets less liabilities – 1.4%		2,155,308
NET ASSETS – 100.0%		$158,759,336
*	Non-income producing security.

(a)	144A security – Certain conditions for public sale may exist.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $305,018 or 0.19% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

CLP – Chilean Peso

EGP – Egyptian Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REIT – Real Estate Investment Trust

THB – Thai Baht

TWD – Taiwanese Dollar

USD – US Dollar

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,793,311
Aggregate gross unrealized depreciation	(8,787,412)
Net unrealized appreciation	$2,005,899
Federal income tax cost of investments	$154,598,129

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
FTSE/JSE Top 40 Index Futures Contracts	9	12/19/13	$367,628	$12,765
Hang Seng Index Futures Contracts	3	11/28/13	449,668	6,195
MSCI Emerging Markets Mini Index Futures Contracts	9	12/20/13	460,755	15,388
MSCI Taiwan Index Futures Contracts	12	11/28/13	357,480	4,973
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	12/19/13	293,849	14,203
SGX S&P CNX Nifty Index Futures Contracts	15	11/28/13	189,690	3,443
SPI 200® Futures Contract	1	12/19/13	128,217	3,885
				$60,852

Cash collateral in the amount of $211,408 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2013:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation
HKD 1,938,131	Citibank N.A.	USD 250,000	12/18/13	$11
INR 358,063,200	UBS AG	USD 5,480,000	12/18/13	286,481
				$286,492

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Depreciation
USD 5,410,244	Morgan Stanley	INR 347,500,000	12/18/13	$(186,120)

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, companies domiciled in the following countries as of October 31, 2013:

Brazil	9.7%
Chile	1.7
China	19.9
Colombia	0.9
Czech Republic	0.3
Egypt	0.4
Hong Kong	0.2
Hungary	0.2
India	6.7
Indonesia	2.6
Malaysia	3.9
Mexico	4.1
Morocco	0.3
Peru	0.6
Philippines	1.1
Poland	1.7
Russia	4.9
South Africa	7.4
South Korea	14.7
Taiwan	12.9
Thailand	2.5
Turkey	1.9
Other[1]	1.4
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	171

Schedule of Investments

FlexShares® Quality Dividend Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 5.1%
The Boeing Co.	50,072	$6,534,396
Exelis, Inc.	43,560	718,304
Lockheed Martin Corp.	19,712	2,628,398
Northrop Grumman Corp.	19,976	2,147,620
Raytheon Co.	27,368	2,254,302
		14,283,020
Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B	23,232	2,282,312
Auto Components – 0.1%
Autoliv, Inc.	3,608	321,942
Automobiles – 0.1%
Ford Motor Co.	13,344	228,316
Beverages – 1.2%
The Coca-Cola Co.	30,536	1,208,309
Dr Pepper Snapple Group, Inc.	30,888	1,462,547
PepsiCo, Inc.	9,240	776,992
		3,447,848
Capital Markets – 1.2%
Ameriprise Financial, Inc.	16,368	1,645,638
Federated Investors, Inc., Class B	25,256	684,943
Invesco Ltd.	8,096	273,240
Waddell & Reed Financial, Inc., Class A	14,872	918,346
		3,522,167
Chemicals – 3.4%
The Dow Chemical Co.	38,632	1,524,805
E.I. du Pont de Nemours & Co.	69,520	4,254,624
Huntsman Corp.	16,720	388,238
LyondellBasell Industries N.V., Class A	21,824	1,628,070
Olin Corp.	54,560	1,228,146
The Scotts Miracle-Gro Co., Class A	11,352	666,590
		9,690,473
Commercial Banks – 4.8%
Bank of Hawaii Corp.	12,936	750,029
BankUnited, Inc.	7,568	232,867
BB&T Corp.	30,360	1,031,329
Cullen/Frost Bankers, Inc.	8,800	622,952

	Shares	Value
Commercial Banks – (continued)
FirstMerit Corp.	9,120	$204,835
FNB Corp./PA	24,200	302,742
Trustmark Corp.	6,952	188,816
Umpqua Holdings Corp.	5,280	86,434
Valley National Bancorp	26,664	259,974
Wells Fargo & Co.	232,408	9,921,498
		13,601,476
Commercial Services & Supplies – 1.5%
Deluxe Corp.	28,160	1,326,054
Pitney Bowes, Inc.	33,616	717,365
R.R. Donnelley & Sons Co.	95,128	1,766,527
Waste Management, Inc.	9,592	417,636
		4,227,582
Communications Equipment – 1.4%
Cisco Systems, Inc.	130,240	2,930,400
Harris Corp.	13,288	823,324
Motorola Solutions, Inc.	3,432	214,569
		3,968,293
Computers & Peripherals – 1.8%
Apple, Inc.	244	127,453
Diebold, Inc.	7,392	221,464
Hewlett-Packard Co.	38,016	926,450
Lexmark International, Inc., Class A	39,776	1,414,037
Seagate Technology PLC	37,048	1,803,497
Western Digital Corp.	9,423	656,124
		5,149,025
Consumer Finance – 0.6%
SLM Corp.	70,312	1,783,815
Containers & Packaging – 2.1%
Avery Dennison Corp.	27,544	1,297,873
Greif, Inc., Class A	24,200	1,294,458
Packaging Corp of America	27,896	1,737,363
Sonoco Products Co.	37,576	1,527,089
		5,856,783
Distributors – 0.2%
Genuine Parts Co.	8,800	693,704
Diversified Consumer Services – 0.2%
H&R Block, Inc.	21,648	615,669

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – 3.1%
Bank of America Corp.	64,680	$902,933
Citigroup, Inc.	16,016	781,261
JPMorgan Chase & Co.	128,832	6,640,001
McGraw Hill Financial, Inc.	2,496	173,921
NYSE Euronext	8,360	368,007
		8,866,123
Diversified Telecommunication Services – 5.1%
AT&T, Inc.	125,224	4,533,109
CenturyLink, Inc.	50,688	1,716,295
Frontier Communications Corp.	72,688	320,554
Verizon Communications, Inc.	150,480	7,600,745
Windstream Holdings, Inc.	30,536	261,083
		14,431,786
Electric Utilities – 3.0%
American Electric Power Co., Inc.	11,616	544,094
Entergy Corp.	7,656	495,496
Hawaiian Electric Industries, Inc.	55,792	1,482,393
Pinnacle West Capital Corp.	26,224	1,469,331
Portland General Electric Co.	20,064	575,837
PPL Corp.	25,432	778,982
The Southern Co.	37,312	1,526,434
UIL Holdings Corp.	34,496	1,328,786
Westar Energy, Inc.	10,648	336,583
		8,537,936
Electrical Equipment – 0.6%
Emerson Electric Co.	23,232	1,555,847
Rockwell Automation, Inc.	1,496	165,173
		1,721,020
Electronic Equipment, Instruments & Components – 0.2%
AVX Corp.	12,496	165,572
Molex, Inc.	10,560	407,616
		573,188
Energy Equipment & Services – 1.6%
Diamond Offshore Drilling, Inc.	4,224	261,592
Helmerich & Payne, Inc.	20,152	1,562,788
RPC, Inc.	101,910	1,869,029

	Shares	Value
Energy Equipment & Services – (continued)
Schlumberger Ltd.	7,304	$684,531
		4,377,940
Food & Staples Retailing – 1.5%
Safeway, Inc.	53,064	1,851,934
Sysco Corp.	52,184	1,687,630
Wal-Mart Stores, Inc.	9,064	695,662
		4,235,226
Food Products – 0.0%†
B&G Foods, Inc.	3,492	118,204
Gas Utilities – 0.5%
AGL Resources, Inc.	28,160	1,347,738
Health Care Equipment & Supplies – 0.8%
Medtronic, Inc.	30,448	1,747,715
St. Jude Medical, Inc.	9,152	525,233
		2,272,948
Health Care Providers & Services – 1.1%
Cardinal Health, Inc.	30,448	1,786,080
Owens & Minor, Inc.	37,048	1,386,336
		3,172,416
Hotels, Restaurants & Leisure – 2.5%
Brinker International, Inc.	27,456	1,219,595
Cracker Barrel Old Country Store, Inc.	13,464	1,479,290
Las Vegas Sands Corp.	11,000	772,420
McDonald’s Corp.	24,200	2,335,784
Six Flags Entertainment Corp.	8,624	324,349
Wynn Resorts Ltd.	5,016	833,910
		6,965,348
Household Durables – 0.7%
Garmin Ltd.	8,536	399,058
Leggett & Platt, Inc.	8,096	240,775
Tupperware Brands Corp.	14,784	1,325,386
		1,965,219
Household Products – 1.0%
The Clorox Co.	16,280	1,468,293
Kimberly-Clark Corp.	12,496	1,349,568
		2,817,861
Industrial Conglomerates – 2.0%
General Electric Co.	213,928	5,592,078
Insurance – 2.7%
Aflac, Inc.	32,648	2,121,467

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	173

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
American National Insurance Co.	3,087	$312,003
Arthur J Gallagher & Co.	3,872	183,727
Cincinnati Financial Corp.	4,576	228,800
Erie Indemnity Co., Class A	3,520	252,807
Fidelity National Financial, Inc., Class A	18,128	510,303
The Hanover Insurance Group, Inc.	2,418	141,550
Mercury General Corp.	6,688	311,393
Old Republic International Corp.	10,824	181,735
PartnerRe Ltd.	16,016	1,604,963
Principal Financial Group, Inc.	31,768	1,507,709
Validus Holdings Ltd.	3,608	142,444
		7,498,901
Internet Software & Services – 0.1%
IAC/InterActiveCorp	4,664	249,011
IT Services – 4.6%
Accenture PLC, Class A	47,256	3,473,316
Automatic Data Processing, Inc.	15,229	1,141,718
Booz Allen Hamilton Holding Corp.	80,784	1,599,523
Broadridge Financial Solutions, Inc.	55,264	1,943,082
International Business Machines Corp.	9,592	1,718,982
Leidos Holdings, Inc.	18,304	861,936
Paychex, Inc.	12,061	509,698
Visa, Inc., Class A	528	103,842
The Western Union Co.	94,688	1,611,590
		12,963,687
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	7,490	386,859
Mattel, Inc.	6,676	296,214
		683,073
Media – 1.6%
Cablevision Systems Corp., Class A	8,930	138,861
Comcast Corp., Class A	10,912	519,193
Gannett Co., Inc.	49,632	1,373,317
Meredith Corp.	25,960	1,331,748
Omnicom Group, Inc.	7,128	485,488

	Shares	Value
Media – (continued)
Regal Entertainment Group, Class A	17,250	$327,923
Time Warner Cable, Inc.	240	28,836
The Walt Disney Co.	4,400	301,796
		4,507,162
Metals & Mining – 0.7%
Commercial Metals Co.	81,664	1,499,351
Nucor Corp.	10,032	519,357
		2,018,708
Multiline Retail – 0.9%
Kohl’s Corp.	27,192	1,544,506
Nordstrom, Inc.	16,632	1,005,737
		2,550,243
Multi-Utilities – 2.9%
Ameren Corp.	480	17,366
CenterPoint Energy, Inc.	54,736	1,346,506
Consolidated Edison, Inc.	34,936	2,033,974
DTE Energy Co.	15,312	1,058,672
Integrys Energy Group, Inc.	2,464	144,587
Public Service Enterprise Group, Inc.	22,704	760,584
TECO Energy, Inc.	87,648	1,504,916
Vectren Corp.	36,256	1,266,060
		8,132,665
Office Electronics – 0.6%
Xerox Corp.	159,810	1,588,511
Oil, Gas & Consumable Fuels – 10.4%
Chevron Corp.	41,800	5,014,328
ConocoPhillips	86,504	6,340,743
CVR Energy, Inc.	28,864	1,146,478
Exxon Mobil Corp.	145,640	13,052,256
Golar LNG Ltd.	32,736	1,215,488
Kinder Morgan, Inc.	19,624	692,923
Marathon Petroleum Corp.	10,032	718,893
Occidental Petroleum Corp.	5,808	558,033
Spectra Energy Corp.	20,856	741,848
		29,480,990
Paper & Forest Products – 0.6%
Domtar Corp.	19,536	1,654,895
Personal Products – 0.1%
Herbalife Ltd.	3,384	219,351

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – 7.4%
Actavis PLC*	1,193	$184,414
Bristol-Myers Squibb Co.	2,968	155,879
Eli Lilly & Co.	30,800	1,534,456
Johnson & Johnson	56,848	5,264,693
Merck & Co., Inc.	74,888	3,376,700
Pfizer, Inc.	331,760	10,178,397
Questcor Pharmaceuticals, Inc.	2,496	153,180
		20,847,719
Real Estate Investment Trusts (REITs) – 5.0%
BioMed Realty Trust, Inc.	24,376	485,570
Brandywine Realty Trust	19,976	284,258
CBL & Associates Properties, Inc.	16,896	334,710
Chambers Street Properties	36,520	340,732
Corrections Corp. of America	38,192	1,413,104
Digital Realty Trust, Inc.	6,688	318,750
EPR Properties	25,784	1,324,524
The Geo Group, Inc.	39,512	1,393,588
HCP, Inc.	10,032	416,328
Healthcare Trust of America, Inc., Class A	30,272	351,761
Highwoods Properties, Inc.	3,256	125,682
Home Properties, Inc.	6,688	403,353
Hospitality Properties Trust	8,712	255,958
LaSalle Hotel Properties	49,016	1,521,947
Lexington Realty Trust	10,750	125,775
Liberty Property Trust	7,304	271,636
The Macerich Co.	15,576	922,255
Mack-Cali Realty Corp.	18,744	385,377
Medical Properties Trust, Inc.	21,736	283,437
MFA Financial, Inc.	52,360	387,988
National Retail Properties, Inc.	9,944	342,074
Newcastle Investment Corp.	4,752	27,276
Omega Healthcare Investors, Inc.	8,976	298,362
Piedmont Office Realty Trust, Inc., Class A	27,368	505,761
Plum Creek Timber Co., Inc.	23,408	1,062,723
Senior Housing Properties Trust	17,336	427,159
		14,010,088

	Shares	Value
Road & Rail – 0.4%
Landstar System, Inc.	21,648	$1,196,918
Semiconductors & Semiconductor Equipment – 2.3%
Applied Materials, Inc.	29,920	534,072
KLA-Tencor Corp.	6,864	450,279
Linear Technology Corp.	35,464	1,458,989
Marvell Technology Group Ltd.	16,632	199,584
Maxim Integrated Products, Inc.	13,640	405,108
Microchip Technology, Inc.	768	32,993
Texas Instruments, Inc.	83,512	3,514,185
		6,595,210
Software – 2.8%
CA, Inc.	53,504	1,699,287
Microsoft Corp.	160,864	5,686,542
Oracle Corp.	18,744	627,924
		8,013,753
Specialty Retail – 3.4%
American Eagle Outfitters, Inc.	91,872	1,423,097
Best Buy Co., Inc.	52,184	2,233,475
GameStop Corp., Class A	31,152	1,707,753
Guess?, Inc.	38,896	1,215,500
The Home Depot, Inc.	5,016	390,696
Rent-A-Center, Inc.	31,064	1,063,631
Staples, Inc.	98,912	1,594,462
		9,628,614
Textiles, Apparel & Luxury Goods – 0.2%
Coach, Inc.	8,624	437,064
Thrifts & Mortgage Finance – 0.3%
New York Community Bancorp, Inc.	36,613	593,497
People’s United Financial, Inc.	22,968	331,428
		924,925
Tobacco – 4.5%
Altria Group, Inc.	164,120	6,110,188
Lorillard, Inc.	37,136	1,894,307
Philip Morris International, Inc.	36,696	3,270,347

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	175

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – (continued)
Reynolds American, Inc.	28,864	$1,482,744
		12,757,586
Total Common Stocks (Cost $265,639,270)		282,626,530

Total Investment Securities (Cost $265,639,270) – 99.9%		282,626,530
Other assets less liabilities – 0.1%		303,599
NET ASSETS – 100.0%		$282,930,129

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,613,984
Aggregate gross unrealized depreciation	(960,922)
Net unrealized appreciation	$16,653,062
Federal income tax cost of investments	$265,973,468

Futures Contracts Purchased

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	3	12/20/13	$262,650	$13,681

Cash collateral in the amount of $66,001 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 2.4%
Exelis, Inc.	2,604	$42,940
General Dynamics Corp.	428	37,078
Lockheed Martin Corp.	748	99,738
Northrop Grumman Corp.	716	76,977
Raytheon Co.	616	50,740
		307,473
Air Freight & Logistics – 0.2%
United Parcel Service, Inc., Class B	251	24,658
Auto Components – 1.0%
Autoliv, Inc.	136	12,135
Cooper Tire & Rubber Co.	1,124	29,235
Dana Holding Corp.	3,428	67,189
Johnson Controls, Inc.	400	18,460
		127,019
Automobiles – 0.3%
Ford Motor Co.	2,586	44,247
Beverages – 0.7%
The Coca-Cola Co.	1,112	44,002
Dr Pepper Snapple Group, Inc.	680	32,198
PepsiCo, Inc.	164	13,791
		89,991
Capital Markets – 2.0%
Ameriprise Financial, Inc.	968	97,323
BlackRock, Inc.	164	49,333
Federated Investors, Inc., Class B	1,188	32,218
Invesco Ltd.	1,124	37,935
Waddell & Reed Financial, Inc., Class A	736	45,448
		262,257
Chemicals – 3.8%
The Dow Chemical Co.	1,728	68,204
E.I. du Pont de Nemours & Co.	3,228	197,554
Huntsman Corp.	2,636	61,208
LyondellBasell Industries N.V., Class A	1,392	103,843
Olin Corp.	1,580	35,566
Rockwood Holdings, Inc.	140	8,855
RPM International, Inc.	220	8,518
		483,748
Commercial Banks – 4.7%
Bank of Hawaii Corp.	764	44,297

	Shares	Value
Commercial Banks – (continued)
Fifth Third Bancorp	3,208	$61,048
FirstMerit Corp.	582	13,072
FNB Corp./PA	496	6,205
Valley National Bancorp	568	5,538
Webster Financial Corp.	1,208	33,691
Wells Fargo & Co.	10,228	436,633
		600,484
Commercial Services & Supplies – 1.6%
Deluxe Corp.	1,880	88,529
KAR Auction Services, Inc.	258	7,668
Pitney Bowes, Inc.	1,608	34,315
R.R. Donnelley & Sons Co.	3,132	58,161
Waste Management, Inc.	312	13,584
		202,257
Communications Equipment – 2.1%
Cisco Systems, Inc.	6,236	140,310
Harris Corp.	676	41,885
Motorola Solutions, Inc.	1,300	81,276
		263,471
Computers & Peripherals – 2.3%
Diebold, Inc.	100	2,996
Hewlett-Packard Co.	2,788	67,944
Lexmark International, Inc., Class A	1,644	58,444
Seagate Technology PLC	1,876	91,324
Western Digital Corp.	1,000	69,630
		290,338
Consumer Finance – 0.7%
SLM Corp.	3,280	83,214
Containers & Packaging – 1.3%
Avery Dennison Corp.	424	19,979
Greif, Inc., Class A	604	32,308
MeadWestvaco Corp.	392	13,661
Packaging Corp of America	1,432	89,185
Sonoco Products Co.	194	7,884
		163,017
Diversified Financial Services – 4.1%
Bank of America Corp.	1,456	20,326
Citigroup, Inc.	236	11,512
JPMorgan Chase & Co.	9,120	470,045
NYSE Euronext	528	23,242
		525,125

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	177

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 5.4%
AT&T, Inc.	6,176	$223,571
CenturyLink, Inc.	2,412	81,671
Frontier Communications Corp.	5,276	23,267
Verizon Communications, Inc.	6,832	345,084
Windstream Holdings, Inc.	2,284	19,528
		693,121
Electric Utilities – 3.0%
American Electric Power Co., Inc.	832	38,971
Entergy Corp.	484	31,325
Exelon Corp.	300	8,562
Hawaiian Electric Industries, Inc.	2,228	59,198
Pinnacle West Capital Corp.	1,140	63,874
PPL Corp.	1,584	48,518
The Southern Co.	952	38,946
UIL Holdings Corp.	1,796	69,182
Westar Energy, Inc.	1,020	32,242
		390,818
Electrical Equipment – 2.0%
Emerson Electric Co.	2,556	171,175
Rockwell Automation, Inc.	716	79,054
		250,229
Electronic Equipment, Instruments & Components – 0.6%
AVX Corp.	488	6,466
Jabil Circuit, Inc.	1,452	30,289
Molex, Inc.	448	17,293
TE Connectivity Ltd.	496	25,539
		79,587
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.	140	8,670
Helmerich & Payne, Inc.	920	71,346
RPC, Inc.	4,704	86,271
Schlumberger Ltd.	280	26,242
		192,529
Food & Staples Retailing – 1.3%
Safeway, Inc.	2,512	87,669
Sysco Corp.	1,916	61,963
Wal-Mart Stores, Inc.	248	19,034
		168,666

	Shares	Value
Food Products – 0.1%
B&G Foods, Inc.	240	$8,124
Gas Utilities – 0.6%
AGL Resources, Inc.	1,616	77,342
Health Care Equipment & Supplies – 0.6%
Medtronic, Inc.	1,440	82,656
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.	884	51,855
HealthSouth Corp.	400	14,044
Owens & Minor, Inc.	1,592	59,573
Select Medical Holdings Corp.	698	5,919
		131,391
Hotels, Restaurants & Leisure – 0.8%
Las Vegas Sands Corp.	504	35,391
Six Flags Entertainment Corp.	196	7,371
Starwood Hotels & Resorts Worldwide, Inc.	156	11,485
Wyndham Worldwide Corp.	144	9,562
Wynn Resorts Ltd.	256	42,560
		106,369
Household Durables – 1.5%
Garmin Ltd.	292	13,651
Leggett & Platt, Inc.	220	6,543
Newell Rubbermaid, Inc.	2,328	68,979
Tupperware Brands Corp.	780	69,927
Whirlpool Corp.	212	30,954
		190,054
Industrial Conglomerates – 2.2%
General Electric Co.	10,688	279,384
Insurance – 3.4%
Aflac, Inc.	1,652	107,347
American National Insurance Co.	76	7,681
Assured Guaranty Ltd.	320	6,560
CNA Financial Corp.	1,060	43,026
Hartford Financial Services Group, Inc.	292	9,840
Lincoln National Corp.	996	45,228
Mercury General Corp.	148	6,891
Old Republic International Corp.	800	13,432
Principal Financial Group, Inc.	1,096	52,016
Protective Life Corp.	1,324	61,010
Prudential Financial, Inc.	130	10,581

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
XL Group PLC	2,524	$77,159
		440,771
Internet & Catalog Retail – 0.2%
HSN, Inc.	472	24,733
IT Services – 2.4%
Broadridge Financial Solutions, Inc.	2,488	87,478
International Business Machines Corp.	532	95,340
Leidos Holdings, Inc.	854	40,215
Paychex, Inc.	260	10,988
Visa, Inc., Class A	20	3,933
The Western Union Co.	4,340	73,867
		311,821
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	264	13,636
Mattel, Inc.	382	16,949
		30,585
Machinery – 0.7%
Caterpillar, Inc.	672	56,018
Deere & Co.	324	26,516
Harsco Corp.	274	7,639
		90,173
Media – 1.5%
Comcast Corp., Class A	432	20,554
Gannett Co., Inc.	2,876	79,579
Meredith Corp.	1,416	72,641
Regal Entertainment Group, Class A	464	8,821
The Walt Disney Co.	100	6,859
		188,454
Metals & Mining – 0.9%
Commercial Metals Co.	3,676	67,491
Nucor Corp.	222	11,493
Steel Dynamics, Inc.	1,820	32,706
		111,690
Multiline Retail – 0.6%
Macy’s, Inc.	1,512	69,718
Nordstrom, Inc.	196	11,852
		81,570
Multi-Utilities – 3.2%
Ameren Corp.	466	16,860

	Shares	Value
Multi-Utilities – (continued)
Avista Corp.	554	$15,396
CenterPoint Energy, Inc.	2,796	68,782
Consolidated Edison, Inc.	952	55,425
DTE Energy Co.	556	38,442
Integrys Energy Group, Inc.	712	41,780
Public Service Enterprise Group, Inc.	1,376	46,096
TECO Energy, Inc.	4,084	70,122
Vectren Corp.	1,668	58,246
		411,149
Office Electronics – 0.6%
Xerox Corp.	7,404	73,596
Oil, Gas & Consumable Fuels – 9.5%
Chevron Corp.	1,500	179,940
ConocoPhillips	3,996	292,907
CVR Energy, Inc.	1,456	57,832
Exxon Mobil Corp.	2,468	221,182
Golar LNG Ltd.	1,628	60,448
Kinder Morgan, Inc.	816	28,813
Marathon Petroleum Corp.	1,044	74,813
Occidental Petroleum Corp.	1,040	99,923
Phillips 66	2,096	135,045
Spectra Energy Corp.	1,108	39,412
Teekay Corp.	432	18,762
The Williams Cos., Inc.	250	8,927
		1,218,004
Paper & Forest Products – 1.2%
Domtar Corp.	916	77,594
International Paper Co.	1,780	79,406
		157,000
Personal Products – 0.3%
Herbalife Ltd.	580	37,596
Pharmaceuticals – 7.6%
Actavis PLC*	194	29,989
Bristol-Myers Squibb Co.	192	10,084
Eli Lilly & Co.	1,556	77,520
Johnson & Johnson	2,204	204,112
Merck & Co., Inc.	3,536	159,438
Pfizer, Inc.	15,956	489,530
		970,673
Real Estate Investment Trusts (REITs) – 4.7%
BioMed Realty Trust, Inc.	616	12,271

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	179

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Brandywine Realty Trust	592	$8,424
CBL & Associates Properties, Inc.	1,004	19,889
Chambers Street Properties	1,776	16,570
Corrections Corp. of America	1,628	60,236
Digital Realty Trust, Inc.	336	16,014
Duke Realty Corp.	252	4,176
EPR Properties	1,436	73,767
The Geo Group, Inc.	1,912	67,436
HCP, Inc.	372	15,438
Highwoods Properties, Inc.	664	25,630
Home Properties, Inc.	140	8,443
Hospitality Properties Trust	1,252	36,784
Kimco Realty Corp.	712	15,294
LaSalle Hotel Properties	2,120	65,826
Lexington Realty Trust	718	8,400
Liberty Property Trust	360	13,388
The Macerich Co.	652	38,605
Mack-Cali Realty Corp.	916	18,833
Medical Properties Trust, Inc.	892	11,632
MFA Financial, Inc.	2,640	19,562
National Retail Properties, Inc.	392	13,485
Newcastle Investment Corp.	1,278	7,336
Omega Healthcare Investors, Inc.	252	8,376
Senior Housing Properties Trust	276	6,801
Vornado Realty Trust	60	5,344
Weingarten Realty Investors	216	6,854
		604,814
Road & Rail – 0.5%
Landstar System, Inc.	1,136	62,809
Semiconductors & Semiconductor Equipment – 2.6%
Applied Materials, Inc.	1,748	31,202
KLA-Tencor Corp.	160	10,496
Linear Technology Corp.	1,688	69,444
LSI Corp.	440	3,731
Marvell Technology Group Ltd.	2,684	32,208
Maxim Integrated Products, Inc.	420	12,474
Microchip Technology, Inc.	226	9,709

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
NVIDIA Corp.	1,016	$15,423
Texas Instruments, Inc.	3,676	154,686
		339,373
Software – 2.8%
CA, Inc.	1,340	42,558
Microsoft Corp.	7,600	268,660
Oracle Corp.	1,420	47,570
		358,788
Specialty Retail – 3.3%
American Eagle Outfitters, Inc.	4,448	68,899
Best Buy Co., Inc.	2,008	85,942
GameStop Corp., Class A	1,356	74,336
Guess?, Inc.	2,120	66,250
The Home Depot, Inc.	240	18,694
L Brands, Inc.	304	19,033
Pier 1 Imports, Inc.	628	13,113
Staples, Inc.	4,632	74,668
		420,935
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	1,376	69,736
Thrifts & Mortgage Finance – 0.3%
New York Community Bancorp, Inc.	1,084	17,572
People’s United Financial, Inc.	1,028	14,834
		32,406
Tobacco – 5.1%
Altria Group, Inc.	7,144	265,971
Lorillard, Inc.	1,736	88,553
Philip Morris International, Inc.	2,348	209,254
Reynolds American, Inc.	1,784	91,644
		655,422
Total Common Stocks (Cost $11,506,853)		12,809,667

Total Investment Securities (Cost $11,506,853) – 99.9%		12,809,667
Other assets less liabilities – 0.1%		15,281
NET ASSETS – 100.0%		$12,824,948

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,351,408
Aggregate gross unrealized depreciation	(50,266)
Net unrealized appreciation	$1,301,142
Federal income tax cost of investments	$11,508,525

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	181

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 99.4%
Aerospace & Defense – 3.2%
Exelis, Inc.	6,510	$107,350
L-3 Communications Holdings, Inc.	2,408	241,884
Lockheed Martin Corp.	3,206	427,488
Northrop Grumman Corp.	2,926	314,574
Raytheon Co.	3,892	320,584
		1,411,880
Air Freight & Logistics – 1.3%
C.H. Robinson Worldwide, Inc.	3,724	222,472
United Parcel Service, Inc., Class B	3,570	350,717
		573,189
Beverages – 2.0%
The Coca-Cola Co.	4,662	184,475
Dr Pepper Snapple Group, Inc.	4,382	207,488
PepsiCo, Inc.	5,852	492,095
		884,058
Capital Markets – 0.2%
Federated Investors, Inc., Class B	3,472	94,161
Chemicals – 2.6%
The Dow Chemical Co.	4,368	172,405
E.I. du Pont de Nemours & Co.	10,668	652,882
Olin Corp.	9,380	211,144
The Scotts Miracle-Gro Co., Class A	1,624	95,361
		1,131,792
Commercial Banks – 3.7%
Bank of Hawaii Corp.	1,820	105,524
BankUnited, Inc.	1,344	41,355
BB&T Corp.	3,934	133,638
Cullen/Frost Bankers, Inc.	1,260	89,195
FNB Corp./PA	2,604	32,576
M&T Bank Corp.	1,260	141,788
Trustmark Corp.	1,050	28,518
Umpqua Holdings Corp.	2,562	41,940
Valley National Bancorp	3,052	29,757
Wells Fargo & Co.	23,058	984,346
		1,628,637
Commercial Services & Supplies – 0.9%
Pitney Bowes, Inc.	3,626	77,379

	Shares	Value
Commercial Services & Supplies – (continued)
R.R. Donnelley & Sons Co.	13,664	$253,741
Waste Management, Inc.	1,708	74,366
		405,486
Communications Equipment – 1.3%
Cisco Systems, Inc.	20,524	461,790
Harris Corp.	1,624	100,623
		562,413
Computers & Peripherals – 1.8%
Diebold, Inc.	1,750	52,430
Hewlett-Packard Co.	9,380	228,591
Lexmark International, Inc., Class A	6,048	215,006
Seagate Technology PLC	5,684	276,697
		772,724
Consumer Finance – 0.5%
SLM Corp.	9,268	235,129
Containers & Packaging – 2.0%
Bemis Co., Inc.	4,676	186,572
Greif, Inc., Class A	3,752	200,695
Packaging Corp of America	4,228	263,320
Sonoco Products Co.	5,880	238,963
		889,550
Distributors – 0.2%
Genuine Parts Co.	1,162	91,600
Diversified Consumer Services – 0.2%
H&R Block, Inc.	3,248	92,373
Diversified Financial Services – 4.0%
Bank of America Corp.	11,606	162,020
Citigroup, Inc.	2,422	118,145
JPMorgan Chase & Co.	27,174	1,400,548
NYSE Euronext	1,428	62,860
		1,743,573
Diversified Telecommunication Services – 5.0%
AT&T, Inc.	19,292	698,371
CenturyLink, Inc.	8,036	272,099
Frontier Communications Corp.	9,800	43,218
Verizon Communications, Inc.	22,428	1,132,838
Windstream Holdings, Inc.	6,818	58,294
		2,204,820

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – 2.6%
American Electric Power Co., Inc.	1,610	$75,412
Entergy Corp.	1,246	80,641
Hawaiian Electric Industries, Inc.	9,380	249,227
NV Energy, Inc.	1,526	36,227
Pinnacle West Capital Corp.	4,368	244,739
PPL Corp.	4,074	124,787
The Southern Co.	3,458	141,467
UIL Holdings Corp.	4,942	190,366
		1,142,866
Electrical Equipment – 1.3%
Emerson Electric Co.	8,624	577,549
Electronic Equipment, Instruments & Components – 0.2%
Molex, Inc.	1,890	72,954
Energy Equipment & Services – 0.8%
Diamond Offshore Drilling, Inc.	420	26,010
RPC, Inc.	14,182	260,098
Schlumberger Ltd.	826	77,413
		363,521
Food & Staples Retailing – 4.1%
Safeway, Inc.	8,456	295,114
Sysco Corp.	8,260	267,128
Wal-Mart Stores, Inc.	15,974	1,226,005
		1,788,247
Food Products – 0.4%
General Mills, Inc.	3,528	177,882
Gas Utilities – 1.0%
AGL Resources, Inc.	5,250	251,265
WGL Holdings, Inc.	4,186	188,412
		439,677
Health Care Equipment & Supplies – 0.4%
Abbott Laboratories	3,318	121,273
Medtronic, Inc.	1,162	66,699
		187,972
Health Care Providers & Services – 1.1%
Cardinal Health, Inc.	5,012	294,004
Owens & Minor, Inc.	5,516	206,409
		500,413

	Shares	Value
Hotels, Restaurants & Leisure – 1.8%
Brinker International, Inc.	1,582	$70,272
Cracker Barrel Old Country Store, Inc.	2,184	239,956
McDonald’s Corp.	4,592	443,220
Six Flags Entertainment Corp.	910	34,225
		787,673
Household Durables – 0.7%
Garmin Ltd.	1,372	64,141
Leggett & Platt, Inc.	434	12,907
Tupperware Brands Corp.	2,436	218,388
		295,436
Household Products – 1.1%
The Clorox Co.	2,940	265,159
Kimberly-Clark Corp.	2,044	220,752
		485,911
Industrial Conglomerates – 0.9%
General Electric Co.	15,890	415,365
Insurance – 3.8%
Allied World Assurance Co. Holdings AG	2,240	242,569
American National Insurance Co.	350	35,374
Arthur J Gallagher & Co.	798	37,865
Cincinnati Financial Corp.	868	43,400
Erie Indemnity Co., Class A	630	45,247
Fidelity National Financial, Inc., Class A	8,246	232,125
Marsh & McLennan Cos., Inc.	4,102	187,872
Mercury General Corp.	770	35,851
Old Republic International Corp.	3,444	57,825
PartnerRe Ltd.	2,450	245,514
ProAssurance Corp.	2,646	119,917
The Travelers Cos., Inc.	3,976	343,129
Validus Holdings Ltd.	1,344	53,061
		1,679,749
Internet Software & Services – 0.2%
IAC/InterActiveCorp	1,232	65,776
IT Services – 5.4%
Accenture PLC, Class A	7,490	550,515
Automatic Data Processing, Inc.	2,254	168,982

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	183

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Booz Allen Hamilton Holding Corp.	10,570	$209,286
Broadridge Financial Solutions, Inc.	7,630	268,271
Fidelity National Information Services, Inc.	5,292	257,985
International Business Machines Corp.	2,450	439,064
Leidos Holdings, Inc.	3,635	171,172
Paychex, Inc.	1,554	65,672
Visa, Inc., Class A	56	11,014
The Western Union Co.	13,384	227,796
		2,369,757
Leisure Equipment & Products – 0.3%
Hasbro, Inc.	1,218	62,910
Mattel, Inc.	1,764	78,268
		141,178
Media – 2.1%
Comcast Corp., Class A	1,400	66,612
Gannett Co., Inc.	8,708	240,950
John Wiley & Sons, Inc., Class A	924	46,468
Meredith Corp.	4,368	224,079
Omnicom Group, Inc.	1,484	101,075
Regal Entertainment Group, Class A	1,932	36,727
Time Warner Cable, Inc.	1,232	148,025
The Walt Disney Co.	980	67,218
		931,154
Metals & Mining – 0.8%
Commercial Metals Co.	13,986	256,783
Nucor Corp.	1,428	73,927
		330,710
Multiline Retail – 0.5%
Kohl’s Corp.	4,186	237,765
Multi-Utilities – 2.6%
CenterPoint Energy, Inc.	5,474	134,660
Consolidated Edison, Inc.	4,816	280,388
Integrys Energy Group, Inc.	1,036	60,793
PG&E Corp.	1,526	63,863
Public Service Enterprise Group, Inc.	2,128	71,288

	Shares	Value
Multi-Utilities – (continued)
SCANA Corp.	1,246	$58,101
TECO Energy, Inc.	13,426	230,524
Vectren Corp.	6,790	237,107
		1,136,724
Office Electronics – 0.5%
Xerox Corp.	23,814	236,711
Oil, Gas & Consumable Fuels – 10.2%
Chevron Corp.	6,020	722,159
ConocoPhillips	14,238	1,043,645
CVR Energy, Inc.	4,900	194,628
Exxon Mobil Corp.	22,134	1,983,649
Golar LNG Ltd.	5,390	200,131
Kinder Morgan, Inc.	3,906	137,921
Spectra Energy Corp.	3,584	127,483
Teekay Corp.	1,288	55,938
		4,465,554
Paper & Forest Products – 0.6%
Domtar Corp.	3,108	263,279
Pharmaceuticals – 7.4%
Eli Lilly & Co.	5,264	262,252
Johnson & Johnson	9,366	867,385
Merck & Co., Inc.	11,228	506,271
Pfizer, Inc.	52,444	1,608,982
		3,244,890
Real Estate Investment Trusts (REITs) – 5.0%
BioMed Realty Trust, Inc.	3,668	73,067
Chambers Street Properties	6,748	62,959
Corrections Corp. of America	6,356	235,172
Digital Realty Trust, Inc.	1,134	54,046
EPR Properties	4,452	228,699
The Geo Group, Inc.	6,678	235,533
HCP, Inc.	2,646	109,809
Healthcare Trust of America, Inc., Class A	5,614	65,235
Highwoods Properties, Inc.	546	21,076
Home Properties, Inc.	2,926	176,467
Hospitality Properties Trust	1,890	55,528
Liberty Property Trust	700	26,033
Mack-Cali Realty Corp.	2,940	60,446
Medical Properties Trust, Inc.	4,270	55,681

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
MFA Financial, Inc.	7,756	$57,472
Mid-America Apartment Communities, Inc.	714	47,410
National Retail Properties, Inc.	1,050	36,120
Omega Healthcare Investors, Inc.	1,106	36,763
Piedmont Office Realty Trust, Inc., Class A	588	10,866
Plum Creek Timber Co., Inc.	4,760	216,104
Retail Properties of America, Inc., Class A	15,960	228,388
Senior Housing Properties Trust	3,052	75,201
Weingarten Realty Investors	700	22,211
		2,190,286
Road & Rail – 0.5%
Landstar System, Inc.	3,612	199,707
Semiconductors & Semiconductor Equipment – 2.3%
KLA-Tencor Corp.	1,218	79,901
Linear Technology Corp.	6,006	247,087
Maxim Integrated Products, Inc.	2,212	65,696
Texas Instruments, Inc.	13,216	556,129
Xilinx, Inc.	1,624	73,762
		1,022,575
Software – 3.0%
CA, Inc.	7,532	239,216
Microsoft Corp.	26,096	922,494
Oracle Corp.	2,142	71,757
Symantec Corp.	2,968	67,492
		1,300,959
Specialty Retail – 4.2%
American Eagle Outfitters, Inc.	14,518	224,884
Best Buy Co., Inc.	6,958	297,802
Foot Locker, Inc.	6,468	224,440
GameStop Corp., Class A	4,844	265,548
The Home Depot, Inc.	3,542	275,886
L Brands, Inc.	1,932	120,963
Rent-A-Center, Inc.	5,082	174,008
Staples, Inc.	16,086	259,306
		1,842,837

	Shares	Value
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	3,458	$56,054
People’s United Financial, Inc.	2,674	38,586
		94,640
Tobacco – 4.5%
Altria Group, Inc.	22,876	851,673
Lorillard, Inc.	5,418	276,372
Philip Morris International, Inc.	6,538	582,667
Reynolds American, Inc.	5,502	282,638
		1,993,350
Total Common Stocks (Cost $40,605,205)		43,704,452

Total Investment Securities (Cost $40,605,205) – 99.4%		43,704,452
Other assets less liabilities – 0.6%		279,019
NET ASSETS – 100.0%		$43,983,471

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	185

FlexShares® Quality Dividend Defensive Index Fund (cont.)

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,372,428
Aggregate gross unrealized depreciation	(275,996)
Net unrealized appreciation	$3,096,432
Federal income tax cost of investments	$40,608,020

Futures Contracts Purchased

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	3	12/20/13	$262,650	$12,246

Cash collateral in the amount of $21,821 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 99.5%
Aerospace & Defense – 0.8%
BAE Systems PLC	83,302	$608,539
Air Freight & Logistics – 0.4%
Deutsche Post AG (Registered)	8,832	299,277
Auto Components – 2.0%
Bridgestone Corp.	8,700	297,508
Cie Generale des Etablissements Michelin	1,908	199,784
Nokian Renkaat Oyj	3,332	168,828
Pirelli & C. SpA (Retirement Savings Plan))	14,964	155,120
Valeo S.A.	6,748	671,071
		1,492,311
Automobiles – 2.7%
Bayerische Motoren Werke AG (Preference)	1,944	162,748
Daihatsu Motor Co. Ltd.	18,700	362,526
Ford Otomotiv Sanayi A/S	9,784	138,000
Fuji Heavy Industries Ltd.	5,600	152,457
Porsche Automobil Holding SE (Preference)	6,590	618,089
Tofas Turk Otomobil Fabrikasi A/S	86,492	575,238
		2,009,058
Building Products – 0.6%
Cie de St-Gobain	4,594	241,983
LIXIL Group Corp.	8,400	196,751
		438,734
Capital Markets – 1.0%
ICAP PLC	27,534	170,397
IGM Financial, Inc.	8,634	415,949
Macquarie Korea Infrastructure Fund	24,920	155,053
		741,399
Chemicals – 3.4%
BASF SE	7,790	811,550
Hitachi Chemical Co. Ltd.	2,800	42,895
K+S AG (Registered)	21,028	537,160
Mitsubishi Chemical Holdings Corp.	33,000	154,052
Nitto Denko Corp.	6,900	360,789
Synthos S.A.	363,860	617,313
TSRC Corp.	36,000	66,536
		2,590,295

	Shares	Value
Commercial Banks – 13.4%
Aozora Bank Ltd.	178,000	$517,073
Australia & New Zealand Banking Group Ltd.	23,640	757,539
Banco Bilbao Vizcaya Argentaria S.A.	58,872	690,635
Bank of China Ltd., Class H	1,519,000	711,200
Bank of Montreal	6,554	456,395
Canadian Imperial Bank of Commerce	8,402	714,635
Commonwealth Bank of Australia	32,676	2,354,108
HSBC Holdings PLC	46,247	506,803
Industrial & Commercial Bank of China Ltd., Class H	510,000	357,188
Komercni Banka A/S	2,548	634,010
Malayan Banking Bhd	43,487	134,504
Mizuho Financial Group, Inc.	239,200	499,806
National Australia Bank Ltd.	21,180	708,191
Royal Bank of Canada	700	47,000
Swedbank AB, Class A	9,608	250,926
Westpac Banking Corp.	24,588	798,395
		10,138,408
Commercial Services & Supplies – 0.9%
Dai Nippon Printing Co. Ltd.	12,000	125,736
Toppan Printing Co. Ltd.	67,000	528,570
		654,306
Communications Equipment – 0.6%
VTech Holdings Ltd.	32,000	459,380
Computers & Peripherals – 1.1%
Asustek Computer, Inc.	65,000	497,796
Chicony Electronics Co. Ltd.	30,100	74,893
Quanta Computer, Inc.	72,000	170,813
Wistron Corp.	70,450	66,183
		809,685
Construction & Engineering – 1.1%
Bouygues S.A.	5,460	213,704
Eiffage S.A.	3,024	179,759
Leighton Holdings Ltd.	9,604	162,883
Vinci S.A.	4,676	300,338
		856,684
Construction Materials – 0.3%
Asia Cement Corp.	67,680	91,800

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	187

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Taiwan Cement Corp.	68,000	$98,947
		190,747
Consumer Finance – 0.5%
Provident Financial PLC	15,988	405,844
Diversified Financial Services – 1.3%
African Bank Investments Ltd.	334,102	567,661
Investor AB, Class A	13,636	427,979
		995,640
Diversified Telecommunication Services – 5.6%
Belgacom S.A.	21,448	587,982
Bell Aliant, Inc.	6,440	163,092
Bezeq The Israeli Telecommunication Corp. Ltd.	326,928	570,497
Deutsche Telekom AG	28,818	454,466
Elisa Oyj	8,242	206,508
Magyar Telekom Telecommunications PLC	101,254	139,481
Orange S.A.	19,348	265,930
TDC A/S	19,936	180,237
Telecom Corp. of New Zealand Ltd.	292,330	568,644
Telecom Egypt Co.	88,060	173,223
Telefonica Czech Republic A/S	10,030	163,984
Telefonica Deutschland Holding AG	62,300	492,004
Telefonica S.A.	9,772	172,506
Turk Telekomunikasyon A/S	34,078	118,026
		4,256,580
Electric Utilities – 0.8%
CEZ A/S	2,694	77,719
EDP – Energias de Portugal S.A.	46,032	169,718
Fortum Oyj	8,496	189,425
Light S.A.	6,800	60,374
Terna Rete Elettrica Nazionale SpA	19,404	96,286
		593,522
Electronic Equipment, Instruments & Components – 0.6%
Hoya Corp.	19,600	470,072

	Shares	Value
Energy Equipment & Services – 0.3%
Seadrill Ltd.	4,620	$213,999
Food & Staples Retailing – 2.4%
Koninklijke Ahold N.V.	23,922	455,958
Lawson, Inc.	6,300	505,361
Metcash Ltd.	48,160	152,777
Metro AG	2,724	127,893
Seven & I Holdings Co. Ltd.	7,300	269,351
Wesfarmers Ltd.	7,958	324,444
		1,835,784
Food Products – 2.1%
Nestle S.A. (Registered)	8,596	621,764
Orkla ASA	21,952	178,082
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,318,000	470,951
PT Astra Agro Lestari, Tbk	185,500	306,081
		1,576,878
Gas Utilities – 1.2%
Enagas S.A.	15,598	417,536
Gas Natural SDG S.A.	4,626	109,241
Snam SpA	77,346	399,156
		925,933
Hotels, Restaurants & Leisure – 1.9%
Berjaya Sports Toto Bhd	266,800	344,116
Gtech SpA	2,800	85,230
Sands China Ltd.	24,800	176,250
Tatts Group Ltd.	151,592	450,747
TUI Travel PLC	15,484	95,775
Wynn Macau Ltd.	70,800	271,674
		1,423,792
Household Durables – 0.1%
Husqvarna AB, Class B	13,114	77,253
Household Products – 0.0%†
Svenska Cellulosa AB S.C.A., Class A	672	19,004
Independent Power Producers & Energy Traders – 2.3%
AES Tiete S.A.	66,300	590,135
AES Tiete S.A. (Preference)	61,600	606,760
Tractebel Energia S.A.	21,200	363,290
TransAlta Corp.	12,096	162,734
		1,722,919

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 0.0%†
Siemens AG (Registered)	140	$17,925
Insurance – 8.1%
Aegon N.V.	18,144	144,646
Allianz SE (Registered)	4,452	749,904
AXA S.A.	35,902	898,081
Baloise Holding AG (Registered)	1,016	118,480
CNP Assurances	4,520	79,884
Euler Hermes S.A.	1,540	203,585
Gjensidige Forsikring ASA	36,540	682,543
Great-West Lifeco, Inc.	3,248	100,444
Legal & General Group PLC	80,006	278,027
Mapfre S.A.	22,148	89,247
Mediolanum SpA	29,456	256,691
Muenchener Rueckversicherungs AG (Registered)	3,680	769,955
Power Financial Corp.	5,124	168,581
Resolution Ltd.	32,956	189,233
RSA Insurance Group PLC	106,662	220,030
SCOR SE	3,144	111,281
Standard Life PLC	25,368	143,462
Sun Life Financial, Inc.	6,048	203,678
Zurich Insurance Group AG*	2,640	731,463
		6,139,215
Leisure Equipment & Products – 1.0%
Namco Bandai Holdings, Inc.	32,500	612,832
Sankyo Co. Ltd.	3,100	147,243
		760,075
Machinery – 2.6%
Hino Motors Ltd.	34,000	477,892
Hitachi Construction Machinery Co. Ltd.	6,900	145,370
Komatsu Ltd.	6,600	143,961
Metso Oyj	13,844	545,807
NSK Ltd.	16,000	169,932
Zardoya Otis S.A.	27,508	479,805
		1,962,767
Media – 1.0%
CTC Media, Inc.	47,852	604,849
Telenet Group Holding N.V.	3,052	167,835
		772,684

	Shares	Value
Metals & Mining – 3.8%
BHP Billiton Ltd.	4,424	$157,769
China Molybdenum Co. Ltd., Class H	1,344,000	544,323
IAMGOLD Corp.	25,960	132,681
Iluka Resources Ltd.	35,252	343,833
KGHM Polska Miedz S.A.	3,984	161,274
Kumba Iron Ore Ltd.	10,394	436,547
MMC Norilsk Nickel OJSC (ADR)	41,244	624,434
Shougang Fushan Resources Group Ltd.	1,380,000	464,566
Voestalpine AG	678	32,063
		2,897,490
Multiline Retail – 0.2%
Marks & Spencer Group PLC	19,324	156,316
Multi-Utilities – 1.4%
E.ON SE	32,820	600,346
RWE AG	7,624	281,819
RWE AG (Preference)	5,040	172,325
		1,054,490
Office Electronics – 0.7%
Canon, Inc.	11,400	359,046
Ricoh Co. Ltd.	13,000	136,877
		495,923
Oil, Gas & Consumable Fuels – 10.2%
ARC Resources Ltd.	3,976	105,534
Baytex Energy Corp.	8,830	368,492
BP PLC	28,768	223,098
Canadian Oil Sands Ltd.	19,124	372,632
Encana Corp.	7,675	137,478
Eni SpA	52,002	1,318,494
Gazprom OAO (ADR)	44,213	413,834
Harum Energy Tbk PT	2,072,000	579,002
Indo Tambangraya Megah Tbk PT	204,000	541,104
Penn West Petroleum Ltd.	15,596	174,078
Royal Dutch Shell PLC, Class A	4,620	154,128
Royal Dutch Shell PLC, Class B	33,040	1,146,307
Surgutneftegas OAO (Preference) (ADR)	22,852	167,962
Total S.A.	21,924	1,349,154

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	189

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Tupras Turkiye Petrol Rafinerileri A/S	23,856	$542,440
Vermilion Energy, Inc.	1,568	86,170
		7,679,907
Paper & Forest Products – 0.5%
Stora Enso Oyj, Class R	19,776	184,166
UPM-Kymmene Oyj	13,020	207,275
		391,441
Pharmaceuticals – 7.3%
AstraZeneca PLC	25,228	1,341,181
Bayer AG (Registered)	397	49,406
Eisai Co. Ltd.	9,600	376,720
GlaxoSmithKline PLC	62,916	1,661,264
Novartis AG (Registered)	4,816	374,675
Ono Pharmaceutical Co. Ltd.	2,800	211,191
Orion Oyj, Class B	22,092	594,374
Roche Holding AG	1,570	435,519
Sanofi	4,342	463,618
		5,507,948
Professional Services – 0.5%
Adecco S.A. (Registered)*	3,002	221,947
Randstad Holding N.V.	2,100	129,772
		351,719
Real Estate Investment Trusts (REITs) – 2.2%
Calloway Real Estate Investment Trust	22,596	543,855
CapitaCommercial Trust	274,000	325,836
Corio N.V.	3,898	170,294
Gecina S.A.	644	86,282
Japan Retail Fund Investment Corp.	8	16,251
Klepierre	1,904	85,627
RioCan Real Estate Investment Trust	12,112	295,585
Westfield Retail Trust	56,820	166,260
		1,689,990
Real Estate Management & Development – 2.3%
Daito Trust Construction Co. Ltd.	5,700	581,562
Greentown China Holdings Ltd.	91,000	176,764
Guangzhou R&F Properties Co. Ltd., Class H	224,000	392,929
KWG Property Holding Ltd.	549,000	355,470

	Shares	Value
Real Estate Management & Development – (continued)
Redefine Properties Ltd.	75,096	$77,306
Swiss Prime Site AG (Registered)*	2,084	158,334
		1,742,365
Semiconductors & Semiconductor Equipment – 1.1%
Radiant Opto-Electronics Corp.	171,800	643,238
Samsung Electronics Co. Ltd.	146	201,640
		844,878
Software – 0.1%
Trend Micro, Inc.	2,800	103,883
Specialty Retail – 0.1%
Hennes & Mauritz AB, Class B	1,151	49,803
Textiles, Apparel & Luxury Goods – 0.8%
Bosideng International Holdings Ltd.	1,960,000	452,519
Grendene S.A.	14,400	131,477
		583,996
Tobacco – 3.9%
British American Tobacco Malaysia Bhd	8,400	169,036
British American Tobacco PLC	38,444	2,122,215
Imperial Tobacco Group PLC	9,716	363,550
Japan Tobacco, Inc.	8,400	303,945
		2,958,746
Trading Companies & Distributors – 0.7%
ITOCHU Corp.	8,400	100,858
Marubeni Corp.	16,000	125,084
Rexel S.A.	4,704	117,989
Sumitomo Corp.	15,200	197,534
		541,465
Transportation Infrastructure – 1.6%
Atlantia SpA	10,584	232,382
Hopewell Highway Infrastructure Ltd.	290,500	143,132
Hutchison Port Holdings Trust, Class U	205,000	149,650
Jiangsu Expressway Co. Ltd., Class H	354,000	445,636

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Transurban Group	38,136	$256,401
		1,227,201
Wireless Telecommunication Services – 2.0%
Tele2 AB, Class B	12,722	153,740
Vodacom Group Ltd.	46,732	537,123
Vodafone Group PLC	226,688	817,622
		1,508,485
Total Common Stocks (Cost $71,184,714)		75,244,755

Total Investment Securities (Cost $71,184,714) – 99.5%		75,244,755
Other assets less liabilities – 0.5%		365,285
NET ASSETS – 100.0%		$75,610,040

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,373,296
Aggregate gross unrealized depreciation	(471,605)
Net unrealized appreciation	$3,901,691
Federal income tax cost of investments	$71,343,064

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	191

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts Purchased

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Futures Contracts	3	12/20/13	$281,295	$9,949
MSCI Emerging Markets Mini Index Futures Contracts	2	12/20/13	102,390	(2,104)
				$7,845

Cash collateral in the amount of $36,176 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, companies domiciled in the following countries as of October 31, 2013:

Australia	8.8%
Austria	0.0 †
Belgium	1.0
Brazil	2.3
Canada	6.2
China	5.3
Czech Republic	1.2
Denmark	0.2
Egypt	0.2
Finland	2.8
France	7.2
Germany	8.1
Hong Kong	1.2
Hungary	0.2
Indonesia	2.5
Israel	0.8
Italy	3.4
Japan	11.5
Malaysia	0.9
Netherlands	1.2
New Zealand	0.8
Norway	1.4
Poland	1.0
Portugal	0.2
Russia	2.4
Singapore	0.6
South Africa	2.1
South Korea	0.5
Spain	2.6
Sweden	1.3
Switzerland	3.5
Taiwan	2.3
Turkey	1.8
United Kingdom	14.0
Other[1]	0.5
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 1.0%
BAE Systems PLC	9,579	$69,977
Bombardier, Inc., Class B	3,159	14,358
		84,335
Air Freight & Logistics – 0.1%
Toll Holdings Ltd.	1,794	9,802
Auto Components – 3.6%
Aisin Seiki Co. Ltd.	300	12,155
Cie Generale des Etablissements Michelin	582	60,940
Continental AG	384	70,450
Magna International, Inc.	339	28,707
Nokian Renkaat Oyj	450	22,801
Pirelli & C. SpA (Retirement Savings Plan)	2,121	21,987
Valeo S.A.	759	75,481
		292,521
Automobiles – 1.8%
Bayerische Motoren Werke AG	405	45,997
Bayerische Motoren Werke AG (Preference)	183	15,320
Fuji Heavy Industries Ltd.	600	16,335
Porsche Automobil Holding SE (Preference)	492	46,145
Tofas Turk Otomobil Fabrikasi A/S	3,609	24,003
		147,800
Beverages – 0.5%
Kirin Holdings Co. Ltd.	3,000	43,788
Biotechnology – 0.5%
Actelion Ltd. (Registered)*	504	39,099
Building Products – 0.3%
Cie de St-Gobain	534	28,128
Capital Markets – 1.9%
Ashmore Group PLC	6,474	42,073
Daiwa Securities Group, Inc.	3,000	27,275
ICAP PLC	4,176	25,844
Macquarie Group Ltd.	444	21,422
Schroders PLC	1,095	37,489
		154,103
Chemicals – 3.4%
BASF SE	1,113	115,951

	Shares	Value
Chemicals – (continued)
Formosa Chemicals & Fibre Corp.	6,030	$17,425
Formosa Plastics Corp.	6,040	16,406
Shin-Etsu Chemical Co. Ltd.	900	50,729
Synthos S.A.	41,319	70,100
TSRC Corp.	3,000	5,545
		276,156
Commercial Banks – 14.7%
Agricultural Bank of China Ltd., Class H	9,000	4,330
Aozora Bank Ltd.	15,000	43,574
Australia & New Zealand Banking Group Ltd.	2,736	87,675
Banco Bilbao Vizcaya Argentaria S.A.	1,887	22,137
Bank of China Ltd., Class H	147,000	68,826
BNP Paribas S.A.	654	48,492
BOC Hong Kong Holdings Ltd.	18,000	58,738
Canadian Imperial Bank of Commerce	315	26,792
China Citic Bank Corp. Ltd., Class H	15,000	8,416
China Construction Bank Corp., Class H	99,000	76,870
China Merchants Bank Co. Ltd., Class H	39,044	77,554
Commonwealth Bank of Australia	3,420	246,390
HSBC Holdings PLC	5,184	56,810
Industrial & Commercial Bank of China Ltd., Class H	147,000	102,954
Malayan Banking Bhd	2,414	7,466
National Australia Bank Ltd.	2,220	74,230
Nordea Bank AB	3,513	45,059
Royal Bank of Canada	129	8,661
Sberbank of Russia (ADR)	3,639	46,470
Swedbank AB, Class A	714	18,647
Westpac Banking Corp.	2,376	77,151
		1,207,242
Communications Equipment – 0.6%
VTech Holdings Ltd.	3,300	47,374
Computers & Peripherals – 0.2%
Quanta Computer, Inc.	6,000	14,234

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	193

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Computers & Peripherals – (continued)
Wistron Corp.	6,100	$5,731
		19,965
Construction & Engineering – 2.2%
Bouygues S.A.	711	27,829
JGC Corp.	3,000	114,514
Vinci S.A.	588	37,767
		180,110
Construction Materials – 0.5%
Asia Cement Corp.	12,060	16,358
CRH PLC	505	12,289
Taiwan Cement Corp.	6,000	8,731
		37,378
Containers & Packaging – 0.2%
DS Smith PLC	3,459	16,816
Distributors – 0.2%
Inchcape PLC	1,542	15,756
Diversified Financial Services – 1.3%
Industrivarden AB, Class A	2,025	39,117
Industrivarden AB, Class C	3,027	54,028
ORIX Corp.	900	15,466
		108,611
Diversified Telecommunication Services – 4.8%
Belgacom S.A.	2,037	55,843
Bezeq The Israeli Telecommunication Corp. Ltd.	41,289	72,050
Elisa Oyj	1,080	27,060
Magyar Telekom Telecommunications PLC	5,481	7,550
Nippon Telegraph & Telephone Corp.	600	31,128
Orange S.A.	1,539	21,153
TDC A/S	2,895	26,173
Telecom Corp. of New Zealand Ltd.	13,020	25,327
Telecom Egypt Co.	7,932	15,603
Telefonica S.A.	4,773	84,258
TeliaSonera AB	3,072	25,493
Turk Telekomunikasyon A/S	1,479	5,123
		396,761
Electric Utilities – 0.9%
CEZ A/S	1,302	37,561

	Shares	Value
Electric Utilities – (continued)
EDP – Energias de Portugal S.A.	6,456	$23,803
PGE S.A.	1,827	10,688
Terna Rete Elettrica Nazionale SpA	690	3,424
		75,476
Electrical Equipment – 0.7%
Schneider Electric S.A.	633	53,398
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB, Class B	330	9,924
Hirose Electric Co. Ltd.	300	45,683
Hoya Corp.	2,700	64,755
Omron Corp.	300	11,436
Unimicron Technology Corp.	6,000	4,748
		136,546
Energy Equipment & Services – 0.4%
AMEC PLC	1,671	31,598
Food & Staples Retailing – 3.0%
Carrefour S.A.	2,208	80,988
Koninklijke Ahold N.V.	2,946	56,151
Metcash Ltd.	2,967	9,412
Metro AG	381	17,888
Seven & I Holdings Co. Ltd.	600	22,139
Wesfarmers Ltd.	1,518	61,827
		248,405
Food Products – 1.6%
GrainCorp Ltd., Class A	1,578	18,439
MEIJI Holdings Co. Ltd.	300	16,757
Nestle S.A. (Registered)	891	64,447
Nisshin Seifun Group, Inc.	1,550	16,794
Nissin Foods Holdings Co. Ltd.	300	12,843
		129,280
Gas Utilities – 0.5%
Gas Natural SDG S.A.	201	4,746
Snam SpA	7,026	36,259
		41,005
Hotels, Restaurants & Leisure – 1.1%
InterContinental Hotels Group PLC	1,911	55,786
Tatts Group Ltd.	12,927	38,437
		94,223

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power Producers & Energy Traders – 1.2%
AES Tiete S.A.	10,200	$95,061
Industrial Conglomerates – 1.5%
Far Eastern New Century Corp.	12,060	13,854
Shanghai Industrial Holdings Ltd.	3,000	9,925
Siemens AG (Registered)	762	97,565
		121,344
Insurance – 8.2%
Aegon N.V.	2,388	19,037
Ageas*	591	25,185
Allianz SE (Registered)	486	81,863
AXA S.A.	4,176	104,462
Baloise Holding AG (Registered)	66	7,696
CNP Assurances	711	12,566
Euler Hermes S.A.	198	26,175
Legal & General Group PLC	9,942	34,549
Manulife Financial Corp.	2,301	40,753
Muenchener Rueckversicherungs AG (Registered)	360	75,322
Old Mutual PLC	14,445	47,250
Prudential PLC	5,703	117,188
RSA Insurance Group PLC	13,467	27,781
SCOR SE	450	15,927
Zurich Insurance Group AG*	141	39,067
		674,821
Internet Software & Services – 0.3%
Yahoo Japan Corp.	5,100	23,756
IT Services – 0.2%
NTT Data Corp.	600	19,876
Leisure Equipment & Products – 0.2%
Sankyo Co. Ltd.	300	14,249
Machinery – 5.0%
FANUC Corp.	600	96,137
Hino Motors Ltd.	3,000	42,167
IMI PLC	3,000	73,213
Komatsu Ltd.	600	13,087
Metso Oyj	1,431	56,418
OC Oerlikon Corp. AG (Registered)*	1,530	21,458
Sandvik AB	3,477	47,123

	Shares	Value
Machinery – (continued)
SKF AB, Class A	744	$19,718
SKF AB, Class B	975	25,870
Volvo AB, Class A	942	12,133
		407,324
Media – 1.7%
CTC Media, Inc.	5,076	64,161
Informa PLC	1,560	14,023
Telenet Group Holding N.V.	240	13,198
UBM PLC	1,185	13,012
WPP PLC	1,596	33,975
		138,369
Metals & Mining – 5.1%
BHP Billiton Ltd.	264	9,415
BHP Billiton PLC	2,550	79,089
China Molybdenum Co. Ltd., Class H	162,000	65,610
Eregli Demir ve Celik Fabrikalari TAS	13,140	18,270
First Quantum Minerals Ltd.	729	13,827
Grupo Mexico SAB de CV	9,600	30,434
Jastrzebska Spolka Weglowa S.A.	333	7,213
Jiangxi Copper Co. Ltd., Class H	21,000	40,358
KGHM Polska Miedz S.A.	606	24,531
Kumba Iron Ore Ltd.	621	26,082
MMC Norilsk Nickel OJSC (ADR)	2,223	33,656
Shougang Fushan Resources Group Ltd.	48,000	16,159
Teck Resources Ltd., Class B	561	15,009
Vedanta Resources PLC	1,059	18,086
Voestalpine AG	372	17,592
		415,331
Multi-Utilities – 2.3%
E.ON SE	4,032	73,754
RWE AG	636	23,510
RWE AG (Preference)	561	19,181
Veolia Environnement S.A.	4,317	74,066
		190,511
Oil, Gas & Consumable Fuels – 10.3%
Baytex Energy Corp.	1,419	59,217
BP PLC	8,043	62,374
Cameco Corp.	780	14,802
Canadian Natural Resources Ltd.	1,107	35,126

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	195

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Canadian Oil Sands Ltd.	3,165	$61,670
Eni SpA	5,133	130,146
Gazprom OAO (ADR)	12,342	115,521
Indo Tambangraya Megah Tbk PT	13,500	35,808
JX Holdings, Inc.	2,700	13,347
Penn West Petroleum Ltd.	2,169	24,210
Royal Dutch Shell PLC, Class A	294	9,808
Royal Dutch Shell PLC, Class B	3,729	129,376
Suncor Energy, Inc.	1,812	65,836
Surgutneftegas OAO (Preference) (ADR)	2,829	20,793
Talisman Energy, Inc.	471	5,871
Tatneft OAO (ADR)	660	27,133
Total S.A.	261	16,061
Tupras Turkiye Petrol Rafinerileri A/S	615	13,984
		841,083
Paper & Forest Products – 0.6%
Stora Enso Oyj, Class R	2,784	25,926
UPM-Kymmene Oyj	1,656	26,363
		52,289
Personal Products – 0.4%
Kao Corp.	900	29,951
Pharmaceuticals – 5.3%
AstraZeneca PLC	2,643	140,508
Bayer AG (Registered)	99	12,320
Eisai Co. Ltd.	1,500	58,862
GlaxoSmithKline PLC	711	18,774
Mitsubishi Tanabe Pharma Corp.	600	8,464
Novartis AG (Registered)	537	41,778
Ono Pharmaceutical Co. Ltd.	300	22,628
Orion Oyj, Class B	1,908	51,334
Roche Holding AG	165	45,771
Sanofi	144	15,376
Taisho Pharmaceutical Holdings Co. Ltd.	300	21,068
		436,883

	Shares	Value
Professional Services – 0.6%
Adecco S.A. (Registered)*	441	$32,604
Randstad Holding N.V.	285	17,612
		50,216
Real Estate Investment Trusts (REITs) – 0.7%
Corio N.V.	219	9,567
Gecina S.A.	159	21,303
Intu Properties PLC	4,317	23,873
Klepierre	57	2,563
		57,306
Real Estate Management & Development – 0.6%
Guangzhou R&F Properties Co. Ltd., Class H	6,000	10,525
KWG Property Holding Ltd.	63,000	40,792
		51,317
Semiconductors & Semiconductor Equipment – 1.0%
Radiant Opto-Electronics Corp.	12,090	45,266
Samsung Electronics Co. Ltd.	27	37,290
		82,556
Software – 0.1%
Oracle Corp. Japan	300	11,864
Textiles, Apparel & Luxury Goods – 0.4%
Bosideng International Holdings Ltd.	42,000	9,697
Grendene S.A.	621	5,670
Ruentex Industries Ltd.	6,000	15,480
		30,847
Tobacco – 2.7%
British American Tobacco PLC	4,011	221,418
Trading Companies & Distributors – 1.3%
Ashtead Group PLC	2,406	25,319
Finning International, Inc.	816	18,811
Marubeni Corp.	3,000	23,453
Rexel S.A.	537	13,469
Sumitomo Corp.	2,100	27,291
		108,343

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 0.6%
COSCO Pacific Ltd.	12,219	$17,809
Hopewell Highway Infrastructure Ltd.	24,000	11,825
Hutchison Port Holdings Trust, Class U	27,000	19,710
		49,344
Wireless Telecommunication Services – 1.8%
MegaFon OAO (Registered), Class S (GDR)	1,737	63,053
NTT DOCOMO, Inc.	300	4,770
Tele2 AB, Class B	1,722	20,810
Vodacom Group Ltd.	2,442	28,068
Vodafone Group PLC	8,451	30,481
		147,182
Total Common Stocks (Cost $7,715,488)		8,186,917

Total Investment Securities (Cost $7,715,488) – 99.8%		8,186,917
Other assets less liabilities – 0.2%		16,542
NET ASSETS – 100.0%		$8,203,459

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$490,355
Aggregate gross unrealized depreciation	(32,154)
Net unrealized appreciation	$458,201
Federal income tax cost of investments	$7,728,716

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	197

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, companies domiciled in the following countries as of October 31, 2013:

Australia	8.0%
Austria	0.2
Belgium	1.1
Brazil	1.2
Canada	5.3
China	6.8
Czech Republic	0.5
Denmark	0.3
Egypt	0.2
Finland	2.6
France	9.0
Germany	8.5
Hong Kong	1.3
Hungary	0.1
Indonesia	0.4
Ireland	0.1
Israel	0.9
Italy	2.3
Japan	11.9
Malaysia	0.1
Mexico	0.4
Netherlands	1.2
New Zealand	0.3
Poland	1.4
Portugal	0.3
Russia	4.5
Singapore	0.2
South Africa	0.7
South Korea	0.5
Spain	1.4
Sweden	3.9
Switzerland	3.6
Taiwan	2.0
Turkey	0.7
United Kingdom	17.9
Other[1]	0.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities)

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

October 31, 2013

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.8%
BAE Systems PLC	17,142	$125,226
European Aeronautic Defence and Space Co. N.V.	2,361	162,447
		287,673
Air Freight & Logistics – 0.4%
Deutsche Post AG (Registered)	1,914	64,857
Airlines – 0.4%
Turk Hava Yollari	18,153	71,254
Auto Components – 0.2%
Pirelli & C. SpA (Retirement Savings Plan)	3,420	35,452
Automobiles – 3.2%
Bayerische Motoren Werke AG (Preference)	270	22,604
Daihatsu Motor Co. Ltd.	3,500	67,853
Ford Otomotiv Sanayi A/S	2,334	32,920
Fuji Heavy Industries Ltd.	6,000	163,347
Isuzu Motors Ltd.	18,000	111,548
Tofas Turk Otomobil Fabrikasi A/S	18,193	120,998
		519,270
Capital Markets – 0.9%
ICAP PLC	5,682	35,164
IGM Financial, Inc.	1,800	86,716
Macquarie Korea Infrastructure Fund	2,820	17,546
		139,426
Chemicals – 2.2%
BASF SE	58	6,042
Huabao International Holdings Ltd.	84,000	36,837
Israel Chemicals Ltd.	2,988	24,776
K+S AG (Registered)	4,524	115,566
Mitsubishi Chemical Holdings Corp.	6,000	28,009
Synthos S.A.	75,498	128,087
TSRC Corp.	7,000	12,938
		352,255
Commercial Banks – 13.8%
Aozora Bank Ltd.	37,000	107,481
Australia & New Zealand Banking Group Ltd.	2,388	76,523
Banco Bilbao Vizcaya Argentaria S.A.	12,091	141,841

	Shares	Value
Commercial Banks – (continued)
Bank of Montreal	1,380	$96,098
Bank of Nova Scotia	1,999	121,510
Canadian Imperial Bank of Commerce	1,800	153,100
Commonwealth Bank of Australia	6,871	495,014
HSBC Holdings PLC	9,657	105,827
Intesa Sanpaolo SpA	50,520	102,061
Malayan Banking Bhd	9,683	29,951
Mizuho Financial Group, Inc.	49,800	104,057
National Australia Bank Ltd.	4,440	148,459
National Bank of Canada	1,020	88,497
Royal Bank of Canada	96	6,446
Sumitomo Mitsui Financial Group, Inc.	4,200	201,845
Swedbank AB, Class A	2,214	57,821
Westpac Banking Corp.	5,100	165,602
		2,202,133
Commercial Services & Supplies – 0.3%
Dai Nippon Printing Co. Ltd.	2,000	20,956
Multiplus S.A.	2,400	29,955
		50,911
Communications Equipment – 0.6%
VTech Holdings Ltd.	6,600	94,747
Computers & Peripherals – 1.2%
Asustek Computer, Inc.	14,000	107,217
Chicony Electronics Co. Ltd.	6,010	14,954
Lite-On Technology Corp.	12,009	21,010
Quanta Computer, Inc.	12,000	28,469
Wistron Corp.	14,100	13,246
		184,896
Construction & Engineering – 1.2%
Bouygues S.A.	1,068	41,802
Eiffage S.A.	588	34,953
Leighton Holdings Ltd.	1,914	32,461
Taisei Corp.	12,000	61,400
Vinci S.A.	300	19,269
		189,885
Construction Materials – 0.7%
Fletcher Building Ltd.	14,089	116,505
Consumer Finance – 0.5%
Provident Financial PLC	3,390	86,053

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	199

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – 0.9%
African Bank Investments Ltd.	69,444	$117,990
Chailease Holding Co. Ltd.	6,300	15,311
Investor AB, Class A	272	8,537
		141,838
Diversified Telecommunication Services – 5.3%
Belgacom S.A.	4,518	123,858
Bell Aliant, Inc.	600	15,195
Bezeq The Israeli Telecommunication Corp. Ltd.	67,764	118,250
Elisa Oyj	1,842	46,152
Magyar Telekom Telecommunications PLC	20,361	28,048
Orange S.A.	4,032	55,418
TalkTalk Telecom Group PLC	3,678	15,765
TDC A/S	4,752	42,962
Telecom Corp. of New Zealand Ltd.	60,830	118,327
Telecom Egypt Co.	7,878	15,497
Telefonica Czech Republic A/S	2,340	38,258
Telefonica Deutschland Holding AG	16,155	127,581
Telstra Corp. Ltd.	9,408	46,148
Turk Telekomunikasyon A/S	14,668	50,802
		842,261
Electric Utilities – 2.2%
CEZ A/S	2,498	72,064
The Chugoku Electric Power Co. Inc.	1,300	19,902
Cia Energetica de Minas Gerais	7,854	70,050
EDP – Energias de Portugal S.A.	10,554	38,912
Fortum Oyj	4,206	93,776
Light S.A.	1,800	15,981
PGE S.A.	6,966	40,753
		351,438
Energy Equipment & Services – 0.3%
Seadrill Ltd.	1,015	47,015
Food & Staples Retailing – 1.8%
Lawson, Inc.	1,200	96,259
Metcash Ltd.	9,384	29,769
Metro AG	618	29,015

	Shares	Value
Food & Staples Retailing – (continued)
Shoppers Drug Mart Corp.	1,938	$113,212
Wesfarmers Ltd.	534	21,865
		290,120
Food Products – 2.6%
Nestle S.A. (Registered)	1,776	128,461
Orkla ASA	4,116	33,390
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	594,000	84,311
Unilever N.V.	4,151	164,615
		410,777
Gas Utilities – 0.5%
Gas Natural SDG S.A.	156	3,684
Snam SpA	16,152	83,355
		87,039
Hotels, Restaurants & Leisure – 1.9%
Berjaya Sports Toto Bhd	56,400	72,744
Grand Korea Leisure Co. Ltd.	2,940	107,262
Gtech SpA	648	19,725
Sands China Ltd.	4,800	34,113
Tatts Group Ltd.	25,080	74,573
		308,417
Household Durables – 0.3%
Sekisui House Ltd.	3,000	42,901
Independent Power Producers & Energy Traders – 2.1%
AES Tiete S.A.	14,400	128,174
AES Tiete S.A. (Preference)	12,700	125,095
Tractebel Energia S.A.	4,800	82,254
		335,523
Industrial Conglomerates – 0.0%†
Siemens AG (Registered)	38	4,865
Insurance – 7.9%
Admiral Group PLC	4,002	82,235
Allianz SE (Registered)	24	4,043
AXA S.A.	6,882	172,152
Baloise Holding AG (Registered)	222	25,888
CNP Assurances	1,032	18,239
Euler Hermes S.A.	288	38,073
Gjensidige Forsikring ASA	7,617	142,281
Great-West Lifeco, Inc.	696	21,524
Mapfre S.A.	5,136	20,696

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Mediolanum SpA	9,586	83,536
Muenchener Rueckversicherungs AG (Registered)	804	168,219
Power Financial Corp.	1,242	40,862
Powszechny Zaklad Ubezpieczen S.A.	624	95,076
RSA Insurance Group PLC	21,366	44,075
Sampo Oyj, Class A	2,351	111,515
SCOR SE	702	24,847
Sun Life Financial, Inc.	1,200	40,412
Tryg A/S	150	13,725
Zurich Insurance Group AG*	420	116,369
		1,263,767
Internet Software & Services – 0.5%
Dena Co. Ltd.	3,600	78,487
Leisure Equipment & Products – 0.2%
Sankyo Co. Ltd.	600	28,499
Machinery – 3.0%
Hino Motors Ltd.	8,000	112,445
Kone Oyj, Class B	1,196	105,606
Metso Oyj	132	5,204
NSK Ltd.	1,000	10,621
Turk Traktor ve Ziraat Makineleri A/S	3,384	112,107
Zardoya Otis S.A.	7,638	133,225
		479,208
Marine – 0.2%
MISC Bhd*	21,600	34,978
Media – 1.3%
Kabel Deutschland Holding AG	324	40,788
Reed Elsevier N.V.	4,638	93,540
Shaw Communications, Inc., Class B	1,656	39,604
Telenet Group Holding N.V.	628	34,535
		208,467
Metals & Mining – 4.1%
Agnico Eagle Mines Ltd.	2,785	82,681
BHP Billiton Ltd.	918	32,738
Gold Fields Ltd.	17,604	82,869
Harmony Gold Mining Co. Ltd.	27,534	95,435
IAMGOLD Corp.	4,890	24,993

	Shares	Value
Metals & Mining – (continued)
Iluka Resources Ltd.	7,284	$71,045
Kumba Iron Ore Ltd.	1,230	51,660
MMC Norilsk Nickel OJSC (ADR)	8,941	135,367
Polymetal International PLC	2,442	23,520
Shougang Fushan Resources Group Ltd.	168,000	56,556
		656,864
Multiline Retail – 0.0%†
Marks & Spencer Group PLC	792	6,407
Multi-Utilities – 0.9%
E.ON SE	3,942	72,107
RWE AG	1,086	40,144
RWE AG (Preference)	912	31,183
		143,434
Office Electronics – 0.5%
Canon, Inc.	2,400	75,589
Ricoh Co. Ltd.	1,000	10,529
		86,118
Oil, Gas & Consumable Fuels – 10.8%
ARC Resources Ltd.	805	21,367
Baytex Energy Corp.	1,800	75,117
BP PLC	5,658	43,878
Canadian Oil Sands Ltd.	4,200	81,837
Eni SpA	10,926	277,025
Gazprom OAO (ADR)	19,417	181,743
Harum Energy Tbk PT	429,000	119,880
Indo Tambangraya Megah Tbk PT	43,500	115,383
Keyera Corp.	396	23,429
Penn West Petroleum Ltd.	1,800	20,091
Repsol S.A.	2,064	55,503
Royal Dutch Shell PLC, Class A	1,056	35,229
Royal Dutch Shell PLC, Class B	4,818	167,158
Surgutneftegas OAO (Preference) (ADR)	4,590	33,737
Total S.A.	4,638	285,412
TransCanada Corp.	1,698	76,511
Tupras Turkiye Petrol Rafinerileri A/S	3,618	82,267
Vermilion Energy, Inc.	456	25,060
		1,720,627

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	201

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Paper & Forest Products – 0.5%
Oji Holdings Corp.	6,000	$27,398
Stora Enso Oyj, Class R	2,713	25,265
UPM-Kymmene Oyj	1,698	27,032
		79,695
Pharmaceuticals – 8.3%
Astellas Pharma, Inc.	800	44,521
AstraZeneca PLC	3,546	188,514
Bayer AG (Registered)	74	9,209
Eisai Co. Ltd.	1,900	74,559
GlaxoSmithKline PLC	21,030	555,286
Novartis AG (Registered)	996	77,487
Orion Oyj, Class B	4,704	126,559
Roche Holding AG	612	169,769
Sanofi	846	90,332
		1,336,236
Real Estate Investment Trusts (REITs) – 2.1%
Boardwalk Real Estate Investment Trust	1,200	68,248
Calloway Real Estate Investment Trust	4,152	99,933
CapitaCommercial Trust	24,000	28,540
Corio N.V.	762	33,290
Gecina S.A.	162	21,704
Mirvac Group	13,530	22,293
RioCan Real Estate Investment Trust	878	21,427
Westfield Retail Trust	11,340	33,182
		328,617
Real Estate Management & Development – 1.5%
Daito Trust Construction Co. Ltd.	800	81,623
Greentown China Holdings Ltd.	57,000	110,720
Redefine Properties Ltd.	17,028	17,529
Swiss Prime Site AG (Registered)*	420	31,910
		241,782
Semiconductors & Semiconductor Equipment – 1.0%
Radiant Opto-Electronics Corp.	30,120	112,773
Samsung Electronics Co. Ltd.	30	41,433
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	3,727
		157,933

	Shares	Value

Software – 0.2%
Konami Corp.	1,200	$28,951
Specialty Retail – 2.0%
Fast Retailing Co. Ltd.	400	133,931
Hennes & Mauritz AB, Class B	4,158	179,915
		313,846
Textiles, Apparel & Luxury Goods – 0.5%
Anta Sports Products Ltd.	18,000	25,817
Bosideng International Holdings Ltd.	120,000	27,705
Grendene S.A.	3,000	27,391
		80,913
Tobacco – 4.0%
British American Tobacco Malaysia Bhd	3,600	72,444
British American Tobacco PLC	5,538	305,713
Imperial Tobacco Group PLC	2,166	81,047
Japan Tobacco, Inc.	4,200	151,972
Swedish Match AB	810	26,762
		637,938
Trading Companies & Distributors – 0.3%
Sumitomo Corp.	3,600	46,784
Transportation Infrastructure – 1.5%
Atlantia SpA	1,950	42,814
Hutchison Port Holdings Trust, Class U	42,000	30,660
Jiangsu Expressway Co. Ltd., Class H	72,000	90,638
SIA Engineering Co. Ltd.	18,000	73,286
		237,398
Wireless Telecommunication Services – 2.4%
Advanced Info Service PCL	11,400	93,398
Shin Corp. PCL	7,200	19,489
Tele2 AB, Class B	1,320	15,952
Vodafone Group PLC	72,144	260,210
		389,049
Total Common Stocks (Cost $15,013,831)		15,843,509

Total Investment Securities (Cost $15,013,831) – 99.0%		15,843,509
Other assets less liabilities – 1.0%		155,064
NET ASSETS – 100.0%		$15,998,573

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES ANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$900,544
Aggregate gross unrealized depreciation	(84,164)
Net unrealized appreciation	$816,380
Federal income tax cost of investments	$15,027,129

Futures Contracts Purchased

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of October 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
SGX S&P CNX Nifty Index Futures Contracts	12	11/28/13	$151,752	$2,723

Cash collateral in the amount of $14,822 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of October 31, 2013:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation
INR 5,042,400	Morgan Stanley	USD 80,000	12/18/13	$1,206
INR 3,920,400	UBS AG	USD 60,000	12/18/13	3,137
				$4,343

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	203

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, companies domiciled in the following countries as of October 31, 2013:

Australia	7.8%
Belgium	1.0
Brazil	3.0
Canada	9.0
China	2.2
Czech Republic	0.7
Denmark	0.4
Egypt	0.1
Finland	3.4
France	5.0
Germany	4.6
Hong Kong	0.8
Hungary	0.2
Indonesia	2.0
Israel	0.9
Italy	4.0
Japan	12.1
Malaysia	1.3
Netherlands	2.8
New Zealand	1.5
Norway	1.4
Poland	1.7
Portugal	0.2
Russia	2.2
Singapore	0.8
South Africa	2.3
South Korea	1.0
Spain	2.2
Sweden	1.8
Switzerland	3.4
Taiwan	2.1
Thailand	0.7
Turkey	2.9
United Kingdom	13.5
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

October 31, 2013

	Principal Amount	Value

ASSET-BACKED SECURITY – 0.2%
American Express Credit Account Master Trust
0.59%, due 05/15/18	$100,000	$100,087
Total Asset-Backed Security (Cost $99,992)		100,087
CORPORATE BONDS – 74.5%
Automobile – 1.2%
Daimler Finance North America LLC 1.02%, due 04/10/14(a) (b)	500,000	501,390
Beverages – 6.0%
PepsiCo, Inc.
0.44%, due 07/30/15(b)	500,000	500,510
The Coca-Cola Co.
0.34%, due 11/01/16(b)	2,000,000	2,003,272
		2,503,782
Capital Markets – 5.2%
ING Bank N.V.
1.21%, due 03/07/16(a) (b)	200,000	202,115
Morgan Stanley
1.51%, due 02/25/16(b)	905,000	915,015
The Bank of New York Mellon Corp.
0.47%, due 10/23/15(b)	276,000	276,339
The Goldman Sachs Group, Inc.
1.26%, due 11/21/14(b)	100,000	100,695
1.60%, due 11/23/15	642,000	649,506
		2,143,670
Commercial Banks – 17.7%
Bank of Montreal
0.50%, due 09/24/15(b)	1,000,000	1,000,670
Bank of Nova Scotia
0.65%, due 03/15/16(b)	333,000	333,991
BB&T Corp.
1.11%, due 06/15/18(b)	500,000	504,189
BNP Paribas S.A.
1.14%, due 01/10/14(b)	300,000	300,479
3.00%, due 12/20/14(b)	200,000	206,031
Commonwealth Bank of Australia
0.75%, due 09/20/16(a) (b)	1,000,000	1,001,006
Rabobank Nederland
0.73%, due 03/18/16(b)	750,000	752,744
Royal Bank of Canada
0.80%, due 10/30/15	600,000	603,171
0.63%, due 03/08/16(b)	410,000	410,920
Svenska Handelsbanken AB
0.72%, due 09/23/16(b)	1,000,000	1,002,725
The Bank of Tokyo-Mitsubishi UFJ Ltd.
0.87%, due 09/09/16(a) (b)	250,000	251,022
The Toronto-Dominion Bank
0.72%, due 09/09/16(b)	500,000	502,478

	Principal Amount	Value

Commercial Banks – (continued)
Wells Fargo Bank N.A.
0.52%, due 07/20/15(b)	$500,000	$500,972
		7,370,398
Computers & Peripherals – 2.3%
Apple, Inc.
0.29%, due 05/03/16(b)	515,000	514,680
0.45%, due 05/03/16	428,000	426,372
		941,052
Consumer Finance – 9.4%
American Honda Finance Corp.
0.74%, due 10/07/16(b)	750,000	753,364
Caterpillar Financial Services Corp.
0.70%, due 11/06/15	535,000	535,615
Ford Motor Credit Co. LLC
1.52%, due 05/09/16(b)	825,000	836,766
PACCAR Financial Corp.
0.70%, due 11/16/15	700,000	701,098
Toyota Motor Credit Corp.
0.40%, due 09/18/15(b)	500,000	500,518
0.55%, due 05/17/16(b)	300,000	300,871
Volkswagen International Finance N.V.
0.86%, due 04/01/14(a) (b)	200,000	200,271
0.86%, due 11/20/14(a) (b)	100,000	100,453
		3,928,956
Diversified Financial Services – 3.4%
General Electric Capital Corp.
0.86%, due 12/11/15(b)	100,000	100,790
0.84%, due 01/08/16(b)	160,000	160,866
0.89%, due 07/12/16(b)	800,000	804,831
JPMorgan Chase & Co.
1.88%, due 03/20/15	200,000	203,259
1.14%, due 01/25/18(b)	125,000	126,076
		1,395,822
Diversified Telecommunication Services – 1.8%
AT&T, Inc.
0.65%, due 02/12/16(b)	200,000	199,822
Verizon Communications, Inc.
1.78%, due 09/15/16(b)	500,000	514,117
		713,939
Electric Utilities – 3.0%
Alabama Power Co.
0.55%, due 10/15/15	100,000	99,841
Duke Energy Indiana, Inc.
0.60%, due 07/11/16(b)	1,000,000	1,003,117
Georgia Power Co.
0.63%, due 11/15/15	100,000	100,006
		1,202,964

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	205

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value

CORPORATE BONDS – (continued)
Food Products – 0.9%
General Mills, Inc. 0.54%, due 01/29/16(b)	$350,000	$350,427
Health Care Equipment & Supplies – 2.4%
Baxter International, Inc. 0.43%, due 12/11/14(b)	988,000	989,602
Health Care Providers & Services – 2.7%
McKesson Corp. 0.95%, due 12/04/15	320,000	320,315
UnitedHealth Group, Inc. 0.85%, due 10/15/15	795,000	798,649
		1,118,964
Household Products – 2.4%
The Procter & Gamble Co. 0.32%, due 11/04/16(b)	1,000,000	1,001,343
Internet & Catalog Retail – 1.6%
Amazon.com, Inc. 0.65%, due 11/27/15	652,000	651,305
IT Services – 0.7%
International Business Machines Corp. 0.55%, due 02/06/15	300,000	300,854
Metals & Mining – 1.9%
Glencore Funding LLC 1.42%, due 05/27/16(a)(b)	800,000	796,502
Oil, Gas & Consumable Fuels – 7.3%
BP Capital Markets PLC 0.70%, due 11/06/15	520,000	520,287
0.88%, due 09/26/18(b)	900,000	902,383
Marathon Oil Corp. 0.90%, due 11/01/15	165,000	165,220
Petrobras Global Finance B.V. 1.88%, due 05/20/16(b)	715,000	715,000
Total Capital Canada Ltd. 0.62%, due 01/15/16(b)	100,000	100,613
TransCanada PipeLines Ltd. 0.93%, due 06/30/16(b)	625,000	630,206
		3,033,709
Pharmaceuticals – 2.4%
Merck & Co., Inc. 0.45%, due 05/18/16(b)	1,000,000	1,003,633
Tobacco – 0.3%
Reynolds American, Inc. 1.05%, due 10/30/15	100,000	100,212
Wireless Telecommunication Services – 1.9%
Vodafone Group PLC 0.65%, due 02/19/16(b)	800,000	800,380
Total Corporate Bonds (Cost $30,768,560)		30,848,904

	Principal Amount	Value

U.S. GOVERNMENT OBLIGATION – 1.1%
United States Treasury Note 0.38%, due 08/31/15	$450,000	$450,808
Total U.S. Government Obligation (Cost $449,082)		450,808

MUNICIPAL BONDS – 4.4%
Municipal – 4.4%
City of Worcester, MA, General Obligation Bond, Anticipation Notes, Series B 0.85%, due 12/17/14	1,000,000	1,004,910
New Jersey Economic Development Authority, Revenue Bonds, Waste Management of NJ, Inc. Project, Series 2001 2.20%, due 11/01/13	800,000	800,000
		1,804,910
Total Municipal Bonds (Cost $1,803,860)		1,804,910

CERTIFICATE OF DEPOSIT – 2.4%
Credit Suisse/New York 0.60%, due 03/24/15	1,000,000	1,001,095
Total Certificate of Deposit (Cost $1,000,000)		1,001,095

COMMERCIAL PAPER – 7.0%
ENI Finance USA, Inc. 0.00%, due 01/17/14	500,000	499,715
0.00%, due 12/16/14	500,000	499,671
Tesco Treasury Services PLC 0.00%, due 02/21/14	900,000	899,065
Textron, Inc. 0.00%, due 11/21/13	1,000,000	999,750
Total Commercial Paper (Cost $2,897,138)		2,898,201

REPURCHASE AGREEMENTS (c) – 19.8%
RBS Securities, Inc., dated 10/31/13, repurchase price $8,200,093, 0.41%, 11/01/13	8,200,000	8,200,000
Total Repurchase Agreements (Cost $8,200,000)		8,200,000
Total Investment Securities (Cost $45,218,632) – 109.4%		45,304,005
Liabilities in excess of other assets – (9.4%)		(3,880,679)
NET ASSETS – 100.0%		$41,423,326

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES ANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

(a)	144A security – Certain conditions for public sale may exist.

(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2013.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Government National Mortgage Association	$8,427,798	3.0%	07/15/28

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,336
Aggregate gross unrealized depreciation	(7,840)
Net unrealized appreciation	$84,496
Federal income tax cost of investments	$45,219,509

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net asset, companies domiciled in the following countries as of October 31, 2013:

Australia	2.4%
Canada	8.7
France	1.2
Japan	0.6
Netherlands	4.8
Sweden	2.4
United Kingdom	7.5
United States	81.8
Other[1]	(9.4)
100.0%

[1]	Includes any non-fixed income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	207

Notes to the Financial Statements October 31, 2013

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of fourteen operational exchange-traded funds as of October 31, 2013 (each a “Fund” and collectively the “Funds”). The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, and FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund and FlexShares® Quality Dividend Defensive Index Fund commenced investment operations on December 14, 2012. FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and FlexShares® International Quality Dividend Defensive Index Fund commenced operations on April 12, 2013. The FlexShares® STOXX® Global Broad Infrastructure Index Fund commenced operations on October 8, 2013.

Each Fund, except the FlexShares® Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares® Quality

Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation.

The FlexShares® Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares® Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing; provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

208	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets

Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

FLEXSHARES ANNUAL REPORT	209

Notes to the Financial Statements (cont.)

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an index provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of October 31, 2013 for each Fund based upon the three levels defined above. During the period ended October 31, 2013, there were four Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. During the year ended October 31, 2013, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had securities transferred from Level 1 to Level 2 with an aggregated market value of $54,220 or 0.02% and $216,629 or 0.14%, respectively, of the net assets of the respective Fund, due to the securities being fair valued in accordance with the Trust’s fair value pricing procedures. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$2,753,318,594	$—	$—	$2,753,318,594
Total Investments	$2,753,318,594	$—	$—	$2,753,318,594

210	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Other Financial Instruments
Assets
Futures Contracts	$448,077	$—	$—	$448,077
Forward Foreign Currency Contracts	—	21,378	—	21,378
Liabilities
Futures Contracts	—	—	—	—
Forward Foreign Currency Contracts	—	(74,173)	—	(74,173)
Total Other Financial Instruments	$448,077	$(52,795)	$—	$395,282

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$4,162,621	$—	$—	$4,162,621
Total Investments	$4,162,621	$—	$—	$4,162,621

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,968,979,734	$—	$1,968,979,734
Total Investments	$—	$1,968,979,734	$—	$1,968,979,734

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$388,100,278	$—	$388,100,278
Total Investments	$—	$388,100,278	$—	$388,100,278

FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks	$442,376,686	$—	$—	$442,376,686
Warrants	760	—	—	760
U.S. Government & Agency Security	—	274,933	—	274,933
Total Investments	$442,377,446	$274,933	$—	$442,652,379

Other Financial Instruments
Assets
Futures Contracts	$173,898	$—	$—	$173,898
Total Other Financial Instruments	$173,898	$—	$—	$173,898

FLEXSHARES ANNUAL REPORT	211

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks
Aerospace & Defense	$2,799,790	$3,821	$—	$2,803,611
Commercial Banks	35,898,773	32,999	—	35,931,772
Hotels, Restaurants & Leisure	5,212,797	28,371	—	5,241,168
Metals & Mining	14,969,424	54,220	—	15,023,644
Oil, Gas & Consumable Fuels	20,555,356	137,643	—	20,692,999
Software	2,888,248	7,715	—	2,895,963
Other*	225,142,396	—	—	225,142,396
Rights	52	41	—	93
Total Investments	$307,466,836	$264,810	$—	$307,731,646

Other Financial Instruments
Assets
Futures Contracts	$67,298	$—	$—	$67,298
Forward Foreign Currency Contracts	—	924	—	924
Liabilities
Futures Contracts	(86)	—	—	(86)
Forward Foreign Currency Contracts	—	(182)	—	(182)
Total Other Financial Instruments	$67,212	$742	$—	$67,954

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$—
Total gain or loss (realized/unrealized included in earnings)	(3,887)
Purchases	3,887
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 10/31/2013	$—
The amount of change in net unrealized appreciation (depreciation) on investment in level 3 securities still held at 10/31/2013.	$—

212	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Beverages	$2,701,839	$30,074	$—	$2,731,913
Electronic Equipment, Instruments & Components	4,515,551	58,296	—	4,573,847
Gas Utilities	1,079,027	2,007	—	1,081,034
Household Durables	2,039,692		11,889	2,051,581
Machinery	2,172,458	34,602	—	2,207,060
Pharmaceuticals	1,953,763	60,559	—	2,014,322
Real Estate Management & Development	5,856,788	91,644	12,845	5,961,277
Other*	135,977,565	—	—	135,977,565
Rights	734	3,102	—	3,836
Warrants	1,593	—	—	1,593
Total Investments	$156,299,010	$280,284	$24,734	$156,604,028

Other Financial Instruments
Assets
Futures Contracts	$60,852	$—	$—	$60,852
Forward Foreign Currency Contracts	—	286,492	—	286,492
Liabilities
Futures Contracts	—	—	—	—
Forward Foreign Currency Contracts	—	(186,120)	—	(186,120)
Total Other Financial Instruments	$60,852	$100,372	$—	$161,224

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$2,873
Total gain or loss (realized/unrealized included in earnings)	(44,479)
Purchases	106,858
Sales	(32,283)
Transfer into Level 3[1]	11,889
Transfer out of Level 3[2]	(20,124)
Balance as of 10/31/2013	$24,734
The amount of change in net unrealized appreciation (depreciation) on investment in level 3 securities still held at 10/31/2013.	$(141,366)

Common Stock	Fair Value at 10/31/2013	Valuation Techniques	Unobservable Inputs	Sensitivity[3]
Corp. GEO SAB de CV	$11,889	Market transaction and analysis	Internal Fundamental Analysis**	1
SM Development Corp.	12,845	Market transaction and analysis	Internal Fundamental Analysis**	1

FLEXSHARES ANNUAL REPORT	213

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$282,626,530	$—	$—	$282,626,530
Total Investments	$282,626,530	$—	$—	$282,626,530

Other Financial Instruments
Assets
Futures Contracts	$13,681	$—	$—	$13,681
Total Other Financial Instruments	$13,681	$—	$—	$13,681

FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$12,809,667	$—	$—	$12,809,667
Total Investments	$12,809,667	$—	$—	$12,809,667

FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$43,704,452	$—	$—	$43,704,452
Total Investments	$43,704,452	$—	$—	$43,704,452

Other Financial Instruments
Assets
Futures Contracts	$12,246	$—	$—	$12,246
Total Other Financial Instruments	$12,246	$—	$—	$12,246

FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks	$75,244,755	$—	$—	$75,244,755
Total Investments	$75,244,755	$—	$—	$75,244,755

Other Financial Instruments
Assets
Futures Contracts	$9,949	$—	$—	$9,949
Liabilities
Futures Contracts	(2,104)	—	—	(2,104)
Total Other Financial Instruments	$7,845	$—	$—	$7,845

FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$8,186,917	$—	$—	$8,186,917
Total Investments	$8,186,917	$—	$—	$8,186,917

214	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks	$15,843,509	$—	$—	$15,843,509
Total Investments	$15,843,509	$—	$—	$15,843,509

Other Financial Instruments
Assets
Futures Contracts	$2,723	$—	$—	$2,723
Forward Foreign Currency Contracts	—	4,343	—	4,343
Total Other Financial Instruments	$2,723	$4,343	$—	$7,066

FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$100,087	$—	$100,087
Corporate Bonds*	—	30,848,904	—	30,848,904
U.S. Treasury Obligations	—	450,808	—	450,808
Municipal Bonds	—	1,804,910	—	1,804,910
Certificates of Deposit	—	1,001,095	—	1,001,095
Commercial Paper	—	2,898,201	—	2,898,201
Repurchase Agreements	—	8,200,000	—	8,200,000
Total Investments	$—	$45,304,005	$—	$45,304,005

*	See Schedules of Investments for segregation by industry type.

**	Analysis is performed on data which may include (but is not limited to): recent transactions executed, time elapsed since recent transactions, prior share liquidity, Depository Share transactions, fixed income transactions of the issuer, related futures contracts or derivative securities, trades executed outside of standard market hours, historic correlative data, regional or market volatility and movement, governmental actions, natural disasters, regulatory reporting and other public information.

[1]	Security transferred from Level 1 and 2 to Level 3 during the period. Transferred into Level 3 due to security being valued by the Northern Trust Investment Pricing and Valuation Committee.

[2]	Security transferred from Level 3 to Level 1 during the period. Transferred out of Level 3 due to security being valued at an unadjusted quoted market price.

[3]

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

Foreign Securities

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index

Fund, and the FlexShares® International Quality Dividend Defensive Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Fund’s investment also may be in the form of ADRs and Global Depositary Receipts (“GDRs”)

FLEXSHARES ANNUAL REPORT	215

Notes to the Financial Statements (cont.)

(collectively, “Depositary Receipts”) based on securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares® Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investments to decline.

The FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund may invest its assets in emerging market countries. The FlexShares® Ready Access Variable

Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares® Ready Access Variable Income Fund may invest in inflation-indexed securities. The value of inflation-indexed debt securities is subject to the effects of changes in real interest rates that may change as a result of different factors. In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase, and increase when real interest rates decrease. Interest payments on inflation-indexed securities will vary along with changes in the Consumer Price Index for All Urban Consumers (CPI-U) before seasonal adjustment (calculated by the Bureau of Labor Statistics). Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. There can be no assurance that the inflation index used (i.e. CPI-U) will accurately measure the price increase of a certain good or service. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in a calendar year.

Repurchase Agreements

The FlexShares® Ready Access Variable Income Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying

216	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent of behalf of various disclosed principals, including the Fund and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Fund and does not collect any additional fees from the Fund for such services. The Fund has entered into repurchase agreements at October 31, 2013, as reflected in its Schedule of Investments.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. If subsequent payments have not yet been made or received by the Funds, the daily change in contract value is included in unrealized appreciation (depreciation) on futures contracts. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect gains or losses, if any, as realized gain (loss) on futures contracts. As of October 31, 2013, the

FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective

FLEXSHARES ANNUAL REPORT	217

Notes to the Financial Statements (cont.)

dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations as realized gain (loss) on foreign currency transactions and the difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are include in unrealized appreciation (depreciation) on forward foreign currency contracts in the financial statements.

Forward Foreign Currency Exchange Contracts

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, and FlexShares® Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of an Index Fund’s assets that are denominated in a foreign currency. The FlexShares® Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency contracts. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of October 31, 2013, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and FlexShares® International Quality Dividend Defensive Index Fund have adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” for the current reporting period. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim and annual periods beginning on or after January 1, 2013. Management is evaluating the implications of both these requirements and the impacts they will have to the financial statement amounts and footnote disclosures of the other Funds’ whose fiscal years began before January 1, 2013, if any.

218	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares® International Quality Dividend Defensive Index Fund that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

Fund	Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
FlexShares® International Quality Dividend Defensive Index Fund	Morgan Stanley Foreign Currency Contracts	$1,206	—	—	$1,206
FlexShares® International Quality Dividend Defensive Index Fund	UBS AG Foreign Currency Contracts	3,137	—	—	3,137
					$4,343

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Derivatives by risk type		Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	Flexshares® Morningstar Global Upstream Natural Resources Index Fund	$448,077
Foreign Currency Contracts	Citibank and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	Flexshares® Morningstar Global Upstream Natural Resources Index Fund	21,378
Foreign Currency Contracts	Citibank and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	Flexshares® Morningstar Global Upstream Natural Resources Index Fund	(74,173)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	Flexshares® Morningstar US Market Factor Tilt Index Fund	173,898 *
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	67,298
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(86)
Foreign Currency Contracts	Citibank and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	924
Foreign Currency Contracts	Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(182)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	60,852

FLEXSHARES ANNUAL REPORT	219

Notes to the Financial Statements (cont.)

Derivatives by risk type		Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Citibank and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	$286,492
Foreign Currency Contracts	Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	(186,120)
Equity Index Futures Contracts	Citibank	Assets — Unrealized appreciation on futures contracts	Flexshares® Quality Dividend Index Fund	13,681
Equity Index Futures Contracts	Citibank	Assets — Unrealized appreciation on futures contracts	Flexshares® Quality Dividend Defensive Index Fund	12,246
Equity Index Futures Contracts	Citibank	Assets — Unrealized appreciation on futures contracts	Flexshares® International Quality Dividend Index Fund	9,949
Equity Index Futures Contracts	Citibank	Liabilities — Unrealized appreciation on futures contracts	Flexshares® International Quality Dividend Index Fund	(2,104)
Equity Index Futures Contracts	Citibank	Assets — Unrealized appreciation on futures contracts	Flexshares® International Quality Dividend Defensive Index Fund	2,723
Foreign Currency Contracts	Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	Flexshares® International Quality Dividend Defensive Index Fund	4,343

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the assets or liabilities shown on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended October 31, 2013

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® Morningstar Global Upstream Natural Resources Index Fund	$791,521	$445,122
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	Flexshares® Morningstar Global Upstream Natural Resources Index Fund	415,583	(46,003)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® Morningstar US Market Factor Tilt Index Fund	462,346	180,824

220	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$114,980	$69,768
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	1,848	728
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	(21,216)	66,099
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	(611,705)	107,127
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® Quality Dividend Index Fund	14,501	13,681
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® Quality Dividend Dynamic Index Fund	(585)	—
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® Quality Dividend Defensive Index Fund	821	12,246
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® International Quality Dividend Index Fund	(798)	7,845

FLEXSHARES ANNUAL REPORT	221

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	Flexshares® International Quality Dividend Index Fund	$(21,962)	$—
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	Flexshares® International Quality Dividend Defensive Index Fund	10,322	2,723
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	Flexshares® International Quality Dividend Defensive Index Fund	3,255	4,343

At October 31, 2013, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	7	$1,115,714	102	$104,080
FlexShares® Morningstar US Market Factor Tilt Index Fund	—	—	54	100,636
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	3	121,667	26	80,407
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	3	3,713,415	51	44,064
FlexShares® Quality Dividend Index Fund	—	—	3	87,550
FlexShares® Quality Dividend Defensive Index Fund	—	—	3	87,550
FlexShares® International Quality Dividend Index Fund	—	—	5	76,737
FlexShares® International Quality Dividend Defensive Index Fund	2	70,000	12	12,646

222	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2013, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and on-going analysis of tax law, regulation, and interpretations thereof.

Dividends from net investment income, including any net foreign currency gains, are generally declared and paid by each Fund according to the following schedule:

Dividends from Net Investment Income
Fund	Declared And Paid Annually	Declared And Paid Monthly	Declared And Paid Quarterly
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	x
FlexShares® STOXX® Global Broad Infrastructure Index Fund			x
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		x

Dividends from Net Investment Income
Fund	Declared And Paid Annually	Declared And Paid Monthly	Declared And Paid Quarterly
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		x
FlexShares® Morningstar US Market Factor Tilt Index Fund	x
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	x
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	x
FlexShares® Quality Dividend Index Fund			x
FlexShares® Quality Dividend Dynamic Index Fund			x
FlexShares® Quality Dividend Defensive Index Fund			x
FlexShares® International Quality Dividend Index Fund			x
FlexShares® International Quality Dividend Dynamic Index Fund			x
FlexShares® International Quality Dividend Defensive Index Fund			x
FlexShares® Ready Access Variable Income Fund		x

Distribution of net realized securities gains, if any, generally are distributed at least annually. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve

FLEXSHARES ANNUAL REPORT	223

Notes to the Financial Statements (cont.)

tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Tracking error is a measurement of how much the return on a portfolio deviates from the return on its benchmark index.

Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment;

temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transaction and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to distributions paid in excess of taxable income, recharacterization of dividends received from investments in REITs and Passive Foreign Investment Companies (“PFICs’’) gains and losses, in-kind transactions and foreign currency gains and losses resulted in the following reclassifications, as of October 31, 2013 (the Funds’ tax year end), among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in Capital
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$434,453	$(5,157,299)	$4,722,846
FlexShares® STOXX® Global Broad Infrastructure Index Fund	(141)	141	—
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	249,184	(38,171)	(211,013)
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	41,274	3,222,740	(3,264,014)
FlexShares® Morningstar US Market Factor Tilt Index Fund	(34,071)	(1,012,637)	1,046,708
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	40,958	(40,958)	—
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	(740,789)	740,326	463
FlexShares® Quality Dividend Index Fund	—	—	—
FlexShares® Quality Dividend Dynamic Index Fund	6	—	(6)
FlexShares® Quality Dividend Defensive Index Fund	—	—	—
FlexShares® International Quality Dividend Index Fund	(59,626)	59,626	—
FlexShares® International Quality Dividend Dynamic Index Fund	(157)	157	—
FlexShares® International Quality Dividend Defensive Index Fund	8,785	(8,785)	—
FlexShares® Ready Access Variable Income Fund	—	—	—

224	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

As of October 31, 2013, the tax character of distributions paid for the tax years ended October 31, 2013 and October 31, 2012, were as follows:

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$7,891,756	$—	$—	$7,891,756	$402,120	$—	$—	$402,120
FlexShares® STOXX® Global Broad Infrastructure Index Fund*	—	—	—	—	—	—	—	—
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	1,986,692	11,490	2,721,443	4,719,625	2,339,120	—	—	2,339,120
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	2,910,630	17,481	—	2,928,111	2,163,246	—	—	2,163,246
FlexShares® Morningstar US Market Factor Tilt Index Fund	2,015,968	—	—	2,015,968	59,483	—	—	59,483
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	90,648	—	—	90,648	—	—	—	—
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	46,755	—	—	46,755	—	—	—	—
FlexShares® Quality Dividend Index Fund*	1,471,458	—	—	1,471,458	—	—	—	—
FlexShares® Quality Dividend Dynamic Index Fund*	95,641	—	—	95,641	—	—	—	—
FlexShares® Quality Dividend Defensive Index Fund*	299,364	—	—	299,364	—	—	—	—
FlexShares® International Quality Dividend Index Fund*	299,387	—	—	299,387	—	—	—	—

FLEXSHARES ANNUAL REPORT	225

Notes to the Financial Statements (cont.)

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions
FlexShares® International Quality Dividend Dynamic Index Fund*	$50,779	$—	$—	$50,779	$—	$—	$—	$—
FlexShares® International Quality Dividend Defensive Index Fund*	54,312	—	—	54,312	—	—	—	—
FlexShares® Ready Access Variable Income Fund	63,011	—	—	63,011	—	—	—	—

*

The FlexShares®Quality Dividend Index Fund, FlexShares® Quality Dynamic Index Fund and FlexShares®Quality Dividend Defensive Index Fund commenced investment operations on December 14, 2012 and the FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund commenced investm nt operations on April 12, 2013. The FlexShares®STOXX® Global Broad Infrastructure Index Fund commenced investment operations on October 8, 2013.

As of October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Year Ended October 31, 2013
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses and Other Losses	Unrealized Appreciated/ (Depreciated)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$46,846,097	$—	$(7,998,941)	$(54,382,189)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	820	—	(157)	157,705
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	—	—	(18,253,815)	(6,234,027)
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	156,052	—	(7,553,938)	(14,714)
FlexShares® Morningstar US Market Factor Tilt Index Fund	3,630,496	—	(809,548)	80,530,792
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	3,401,868	—	(707,737)	24,595,888
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,432,392	—	(1,698,300)	2,144,721
FlexShares® Quality Dividend Index Fund	916,943	—	(539,135)	16,666,743
FlexShares® Quality Dividend Dynamic Index Fund	64,620	—	(65,087)	1,301,142
FlexShares® Quality Dividend Defensive Index Fund	206,296	—	(61,186)	3,108,678
FlexShares® International Quality Dividend Index Fund	227,934	—	(201,077)	3,957,091
FlexShares® International Quality Dividend Dynamic Index Fund	21,459	—	(25,915)	458,367
FlexShares® International Quality Dividend Defensive Index Fund	57,196	—	(36,402)	823,858
FlexShares® Ready Access Variable Income Fund	21,632	—	(9,310)	84,496

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are gene ally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. For the tax year ended October 31, 2013, the Funds have no pre-enactment loss carry-forwards since the Funds commenced operations after the effective date of the Act.

226	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2013, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$4,421,014	$3,577,927	$7,998,941
FlexShares® STOXX® Global Broad Infrastructure Index Fund	157	—	157
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	17,407,882	845,933	18,253,815
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	7,553,938	—	7,553,938
FlexShares® Morningstar US Market Factor Tilt Index Fund	809,548	—	809,548
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	680,402	27,335	707,737
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,693,103	5,197	1,698,300
FlexShares® Quality Dividend Index Fund	539,135	—	539,135
FlexShares® Quality Dividend Dynamic Index Fund	65,087	—	65,087

Fund	Short-Term	Long-Term	Total
FlexShares® Quality Dividend Defensive Index Fund	$61,186	$—	$61,186
FlexShares® International Quality Dividend Index Fund	201,077	—	201,077
FlexShares® International Quality Dividend Dynamic Index Fund	25,915	—	25,915
FlexShares® International Quality Dividend Defensive Index Fund	36,402	—	36,402
FlexShares® Ready Access Variable Income Fund	9,310	—	9,310

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Fund, FlexShares® International Quality Dividend Defensive Fund, and FlexShares® Ready Access Variable Income Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If, at the close of the taxable year, more than 50% in value of a Fund’s assets consists of stock or securities in foreign corporations the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow all shareholders to either (1) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) take that amount as an itemized deduction. If a Fund is not eligible to make this election or is eligible but does not make the election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

FLEXSHARES ANNUAL REPORT	227

Notes to the Financial Statements (cont.)

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, and FlexShares® Quality Dividend Defensive Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares® STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares® Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares® Quality Dividend Index Fund	0.37%

228	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Unitary Management Fee
FlexShares® Quality Dividend Dynamic Index Fund	0.37%
FlexShares® Quality Dividend Defensive Index Fund	0.37%
FlexShares® International Quality Dividend Index Fund	0.47%
FlexShares® International Quality Dividend Dynamic Index Fund	0.47%
FlexShares® International Quality Dividend Defensive Index Fund	0.47%
FlexShares® Ready Access Variable Income Fund	0.25%

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of October 31, 2013, no advisory fees had been waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2014. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares® Morningstar US Market Factor Tilt Index Fund and the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a

FLEXSHARES ANNUAL REPORT	229

Notes to the Financial Statements (cont.)

basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of October 31, 2013	As of October 31, 2012
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$13,500	$28,500
FlexShares® STOXX® Global Broad Infrastructure Index Fund	2,000	N/A
FlexShares® Morningstar US Market Factor Tilt Index Fund	12,000	10,500
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	100,000	20,000
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	75,000	50,000
FlexShares® Quality Dividend Index Fund	3,000	N/A
FlexShares® Quality Dividend Dynamic Index Fund	1,000	N/A
FlexShares® Quality Dividend Defensive Index Fund	2,000	N/A
FlexShares® International Quality Dividend Index Fund	30,000	N/A
FlexShares® International Quality Dividend Dynamic Index Fund	5,000	N/A
FlexShares® International Quality Dividend Defensive Index Fund	5,000	N/A
FlexShares® Ready Access Variable Income Fund	1,050	700

10. Investment Transactions

For the period ended October 31, 2013, FlexShares® iBoxx 3-Year Target Duration TIPS Index and FlexShares® iBoxx 5-Year Target Duration TIPS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended October 31, 2013, were as follows:

Fund	Purchases	Sales
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$279,542,139	$150,957,588
FlexShares® STOXX® Global Broad Infrastructure Index Fund	4,041,481	36,476
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	1,724,236,471	1,712,624,760
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	689,640,664	688,015,974
FlexShares® Morningstar US Market Factor Tilt Index Fund	56,754,857	55,810,767
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	241,848,682	8,903,160
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	153,061,255	17,576,781
FlexShares® Quality Dividend Index Fund	56,519,903	53,254,860
FlexShares® Quality Dividend Dynamic Index Fund	4,407,525	4,008,279
FlexShares® Quality Dividend Defensive Index Fund	11,325,827	10,991,162

230	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales
FlexShares® International Quality Dividend Index Fund	$44,059,484	$8,208,141
FlexShares® International Quality Dividend Dynamic Index Fund	3,778,592	1,036,304
FlexShares® International Quality Dividend Defensive Index Fund	9,821,449	1,559,127
FlexShares® Ready Access Variable Income Fund***	39,865,328	11,310,275

***	Includes $2,296,887 in purchases and $2,047,714 in sales of U.S. Government Securities.

11. In-Kind Transactions

During the period ended October 31, 2013, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended October 31, 2013, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$2,168,997,893
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	1,332,773,919
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	178,302,665
FlexShares® Morningstar US Market Factor Tilt Index Fund	222,724,711
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	40,768,362
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	11,188,873
FlexShares® Quality Dividend Index Fund	263,082,039
FlexShares® Quality Dividend Dynamic Index Fund	11,158,331
FlexShares® Quality Dividend Defensive Index Fund	40,325,066
FlexShares® International Quality Dividend Index Fund	35,625,015
FlexShares® International Quality Dividend Dynamic Index Fund	5,001,654
FlexShares® International Quality Dividend Defensive Index Fund	6,811,826

During the period ended October 31, 2013, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund and FlexShares® Morningstar US Market Factor Tilt Index Fund delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period ended October 31, 2013, the fair value of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$29,628,487	$4,722,846
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	14,862,595	(210,389)
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	143,055,673	(3,234,240)
FlexShares® Morningstar US Market Factor Tilt Index Fund	3,263,804	1,050,331

12. Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

FLEXSHARES ANNUAL REPORT	231

Notes to the Financial Statements (cont.)

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Index Funds, except the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, are subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate/Maturity Risk

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund and FlexShares® Ready Access Variable Income Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

FlexShares® STOXX® Global Broad Infrastructure Index Fund may invest in Master Limited Partnerships (MLPs). MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, and FlexShares® Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

232	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Small Cap Stock Risk

FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

The following risk applies only to the FlexShares® Morningstar Global Upstream Natural Resources Index Fund:

Global Natural Resource Industry Risk

The Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following risks apply only to the FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risks apply only to the FlexShares® Ready Access Variable Income Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

FLEXSHARES ANNUAL REPORT	233

Notes to the Financial Statements (cont.)

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Mortgage-Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

13. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure.

234	FLEXSHARES ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of FlexShares® Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FlexShares® Trust (the “Trust”), consisting of FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-year Target Duration TIPS Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, and FlexShares® Ready Access Variable Income Fund, (collectively, the “Funds”), as of October 31, 2013, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above included in the FlexShares® Trust as of October 31, 2013, and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

December 23, 2013

FLEXSHARES ANNUAL REPORT	235

Tax Information October 31, 2013 (Unaudited)

QUALIFIED DIVIDEND INCOME (QDI)

Under the Jobs and Growth Tax Relief Reconciliation Act of

2003 (the “Act”), the following percentages of ordinary

dividends paid during the fiscal year ended October 31, 2013 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2013:

Fund	QDI PERCENTAGE
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	100.00%
FlexShares® Morningstar US Market Factor Tilt Index Fund	100.00%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	100.00%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	100.00%
FlexShares® Quality Dividend Index Fund	100.00%
FlexShares® Quality Dividend Dynamic Index Fund	100.00%
FlexShares® Quality Dividend Defensive Index Fund	100.00%
FlexShares® International Quality Dividend Index Fund	100.00%
FlexShares® International Quality Dividend Dynamic Index Fund	100.00%
FlexShares® International Quality Dividend Defensive Index Fund	100.00%

CORPORATE DIVIDENDS RECEIVED DEDUCTION (DRD)

A percentage of the dividends distributed during the fiscal

year for the following Funds qualifies for the dividends received deduction for corporate shareholders:

Fund	CORPORATE DRD PERCENTAGE
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	100.00%
FlexShares® Morningstar US Market Factor Tilt Index Fund	100.00%

Fund	CORPORATE DRD PERCENTAGE
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	6.00%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	6.85%
FlexShares® Quality Dividend Index Fund	100.00%
FlexShares® Quality Dividend Dynamic Index Fund	100.00%
FlexShares® Quality Dividend Defensive Index Fund	100.00%

FOREIGN TAX CREDIT

Each Fund below intends to make an election that will allow its shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

FUND	TAXES	INCOME
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$0.0408	$0.5406
FlexShares® STOXX® Global Broad Infrastructure Index Fund	0.0013	0.0068
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.0615	0.7281
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	0.1116	0.9627
FlexShares® International Quality Dividend Index Fund	0.0223	0.2316
FlexShares® International Quality Dividend Dynamic Index Fund	0.0273	0.2603
FlexShares® International Quality Dividend Defensive Index Fund	0.0219	0.2053

236	FLEXSHARES ANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, October 31, 2013.

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended October 31, 2013.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 10/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$1,010.20	$2.43	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
Flexshares® STOXX® Global Broad Infrastructure Index Fund(a)
Actual	$1,000.00	$1,040.50	$0.30	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
Flexshares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$984.60	$1.00	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%

FLEXSHARES ANNUAL REPORT	237

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$965.40	$0.99	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%
Flexshares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,137.10	$1.45	0.27%
Hypothetical	$1,000.00	$1,023.84	$1.38	0.27%
Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$1,090.90	$2.21	0.42%
Hypothetical	$1,000.00	$1,023.09	$2.14	0.42%
Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$996.00	$3.27	0.65%
Hypothetical	$1,000.00	$1,021.93	$3.31	0.65%
Flexshares® Quality Dividend Index Fund
Actual	$1,000.00	$1,113.60	$1.97	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
Flexshares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,113.40	$1.97	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
Flexshares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,092.80	$1.95	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
Flexshares® International Quality Dividend Index Fund
Actual	$1,000.00	$1,062.90	$2.44	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
Flexshares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,091.10	$2.48	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
Flexshares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,053.80	$2.43	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%

238	FLEXSHARES ANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,003.10	$1.26	0.25%
Hypothetical	$1,000.00	$1,023.95	$1.28	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on October 8, 2013. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 23 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid during the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period). The “Hypothetical Expenses Paid during the Period” reflect projected activity for the full six-month period as opposed to the shorter inception period.

FLEXSHARES ANNUAL REPORT	239

Trustees and Officers

NON-INTERESTED TRUSTEES
Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Sarah N. Garvey Age: 61	Trustee	Indefinite; July 2011 to present	• Vice President of Corporate Relations of The Boeing Company (a manufacturer of commercial and military airplanes and aerospace products) from 2007 to 2008; • Chairman of the Board of John G. Shedd Aquarium from 2009 to 2012; • Chairman of the Board of Navy Pier since 2011; • Member of the Board of Directors of the Metropolitan Pier and Exposition Authority from 2010 to 2012; • Member of the Board of Directors of The Civic Federation since 2004.	14	None
Philip G. Hubbard Age: 62	Trustee	Indefinite; July 2011 to present

• Managing Partner of Solidian Fund, LP and Solidian Management, LLC ( a fund of hedge Funds platform for family and friends investments) since 2001;

• President of Hubbard Management Group, LLC (a personal investment vehicle) since 2001;

• Chairman of the Board of Trustees of the Wheaton College Trust Company, N.A. since 2004;

• Member since 1998 of the Board of Trustees of Wheaton College; Vice Chairman since 2009;

• Chairman of the Board of Directors of the English Language Institute/China (a nonprofit educational organization) since 1993;

• Member of the Board of Directors of The Film Department, LLC ( an independent movie company) from 2008 to 2010;

• Member of the Board of Directors of BMO Harris Bank Winnetka N.A. from 1996 to 2009.

				14	None

240	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Eric T. McKissack Age: 59	Trustee and Chairman	Indefinite; July 2011 to present	• CEO and Founder of Channing Capital Management, LLC (a SEC registered investments adviser) since 2004; • Member of the Board of Directors of ICMA Retirement Corporation (an SEC registered investment adviser providing retirement administration services) from 2005 to 2012; • Member of the Board of Trustees, the Investment Committee, and the Finance Committee of the Art Institute of Chicago since 2002; • Member of the RIC Tree of Life Board of the Rehabilitation Institute of Chicago since 2001.	14	None

INTERESTED TRUSTEE
Shundrawn A. Thomas(2) Age: 39	Trustee and President	Indefinite; July 2011 to present

• Managing Director and Global Business Head of the Exchange-Traded Funds Group at Northern Trust Global Investments since 2010;

• President of Northern Trust Securities, Inc. (a wholly owned subsidiary of Northern Trust Corporation) from 2008 to 2010;

• Head of Corporate Strategy at the Northern Trust Corporation from 2005 to 2008;

• Member of the Board of Trustees of Wheaton College and Secretary of the Finance Committee, Investment Committee and Compensation Committee since May 2009;

• Member of the Board of Trustees of the Wheaton College Trust Company since 2009;

• Member of the Board of Directors of Urban Ministries, Inc. (a publishing and communications company) since 2006;

• Partner at Tree of Life Resources, LLP since 2005.

				14	None

(1)

Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, K&L Gates LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602. Mr. Thomas may be contacted by writing to him at 50 S. LaSalle St., Chicago, IL 60603.

(2)	An “interested person,” as defined by the 1940 Act. Mr. Thomas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

FLEXSHARES ANNUAL REPORT	241

Trustees and Officers (cont.)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by contacting the Fund directly at (855) 933-6287.

OFFICERS
Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Craig R. Carberry, Esq. Age: 52 50 South LaSalle Street Chicago, IL 60603	Secretary	Indefinite; July 2011 to present	Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company since May 2000; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisers, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut since 2009; Secretary of NETS Trust from 2008 to 2009; Secretary of Northern Institutional Funds since 2010; Secretary of Northern Funds since 2010; Secretary of Northern Trust Equity Long/Short Strategies Fund since 2011.
Joseph H. Costello Age: 39 50 South LaSalle Street Chicago, IL 60603	Chief Compliance Officer	Indefinite; July 2011 to present	Vice President, The Northern Trust Company and Compliance Manager for Northern Trust Global Investments, since 2003.
Randal Rein Age: 42 50 South LaSalle Street Chicago, IL 60603	Treasurer and Principal Financial Officer	Indefinite; July 2011 to present	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of the Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010.
Peter K. Ewing Age: 54 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Product Management, Northern Trust Investments, Inc. and Senior Vice President, The Northern Trust Company, since September 2010; Chief Operating Officer of Guggenheim Transparent Value, from July 2009 to January 2010; Senior Vice President, Managing Director of ETF Group, Northern Trust Investments, N.A., and Senior Vice President, The Northern Trust Company, from November 2006 to June 2009.
Marie E. Dzanis Age: 46 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Sales and Servicing, Northern Trust Investments, Inc. since 2011; Principal and Eastern U.S. Manager for iShares at BlackRock Institutional Trust Company from 2007 to 2010; Vice President and Eastern U.S. Sales Manager, J.P. Morgan Asset Management from 2002 to 2007.
Peter J. Flood Age: 56 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Investment Strategy, Northern Trust Investments, Inc. since 2010; Portfolio Manager, Northern Trust Investments, Inc. since 2007; Director of Fixed Income Strategy, Northern Trust Investments, Inc., from 2004 to 2010;
Edward A. Rosenberg Age: 40 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; June 2013 to present	Director of ETF Capital Markets and Analytics, Northern Trust Investments, Inc. since 2012; Director and Head of ETF Capital Markets and Analytics, Russell investments from 2010 to 2012; Senior ETF Product Manager, The Vanguard Group, Inc. from 2005-2010.

242	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Allison Grant Williams Age: 57 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Chief Administrative Officer of the Exchange-Traded Funds Group at Northern Trust Investments, Inc. since 2011; ; Director of University Relations at CFA Institute from 2008 to 2010; President and Owner, Grant Partners, L.L.C. from 2003 to 2010.
Darlene Chappell Age: 50 50 South LaSalle Street Chicago, IL 60603	Anti-Money Laundering Officer	Indefinite; July 2011 to present	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and The Northern Trust Company of Connecticut, Northern Funds, Northern Institutional Funds, and NT Alpha Strategies Funds since 2009 and NT Long/Short Equity Strategies Fund since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006.
Kelli O’Brien Age: 30 70 Fargo Street Boston, MA 02210	Assistant Secretary	Indefinite; June 2012 to present	Vice President, Regulatory Administration Advisor, J.P. Morgan Chase Bank, N.A. since 2011; Assistant Vice President, Investor Services Associate Counsel, Brown Brothers Harriman & Co. from 2008 to 2011; Investor Services Associate, Brown Brothers Harriman & Co. from 2006 to 2008.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

FLEXSHARES ANNUAL REPORT	243

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of the FlexShares Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation.

At a meeting on June 20, 2013 (the “June Meeting”), the Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), considered whether to approve the continuation of the Advisory Agreement between the Trust, on behalf of the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Ready Access Variable Income Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund (each, a “Fund” and together the “Funds”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the June Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the June Meeting, the Trustees considered NTI’s verbal presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data, and included the following information: (1) a description of the types of funds chosen by Lipper to compare to each Fund; (2) performance data for each Fund; (3) data on the Fund’s expenses and fees; and (4) comparative fee data for each Fund’s respective peer group, including expense comparisons of actual and contractual management fees and total expenses.

In considering the Advisory Agreement, the Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of NTI. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement was in the best interest of the Funds and their shareholders and approved the continuation of the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by NTI to each Fund. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including, among other things: (i) filing reports with the Securities and Exchange Commission, (ii) periodically updating the Trust’s registration statement, (iii) establishing and maintaining the Funds’ website to comply with regulatory requirements, (iv) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (v) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (vi) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of NTI’s resources that are made available to the Trust. The Board noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded funds business. The Board also considered the operation and strength of NTI’s compliance program.

The Board noted that Foreside Fund Services, LLC, an entity unaffiliated with NTI, provides distribution services to the

244	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

Funds and that JP Morgan Chase (“JP Morgan”), also an unaffiliated entity, provides custody, transfer agency and fund administration support services, and that these service provider arrangements are relevant to the Board’s considerations of the totality of the circumstances surrounding renewal of the Advisory Agreement with NTI. The Board concluded that each Fund benefits from the services provided under the Advisory Agreement and as a result of NTI’s operations, resources, experience, reputation and personnel.

Fees and Expenses—Investment Performance of the Funds and NTI

The Board considered the fees, expenses and performance of each Fund and the Adviser, including comparative information provided by Lipper. The comparisons ranked each Fund in various quintiles over the since inception and one-year periods ending March 31, 2013, with the first quintile being the best 20% of the funds in terms of fund cost and fund performance. The Board also considered that, with the exception of FlexShares Ready Access Variable Income Fund (“RAVI”), the investment strategy of each Fund is to track the performance of a specified index (each, an “Underlying Index”). The Board noted that the differences in performance between each Fund and that of its Underlying Index demonstrate the Adviser’s expertise and effectiveness in managing index-based fixed-income and equity exchange-traded funds. The Board reviewed a report of the Funds’ tracking error contained in the meeting materials. In reaching its determinations, the Board considered a large amount of data provided by NTI in response to a written request previously submitted by the Independent Trustees to NTI. Among the information considered by the Board was the following:

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

The Board considered that the Fund’s performance ranked in the second quintile of its performance universe for the one-year and since inception periods ended March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the first quintile and that its total expenses as well as its actual management fees, reflecting expense reimbursements made by NTI, and contractual management fees were lower than their expense group medians.

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

The Board considered that the Fund’s performance ranked in the fourth quintile of its performance universe for the one-year and in the fifth quintile for the since inception periods ended March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one year and since inception periods. The Board took into account that the Fund’s total expense ratio was in the third quintile and that its total expenses and contractual management fees were equal to their expense group medians. The Board noted that the Fund’s actual management fee, reflecting expense reimbursements made by NTI, was lower than its expense group median.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

The Board noted that the Fund’s performance ranked in the fourth quintile of its performance universe for the one-year and since inception periods ended March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one year and since inception periods.

FLEXSHARES ANNUAL REPORT	245

Approval of Advisory Agreement (cont.)

The Board considered that the Fund’s total expense ratio was in the third quintile and that its total expenses and contractual management fees were equal to the medians of their expense groups. The Board noted that the Fund’s actual management fee, reflecting expense reimbursements made by NTI, was lower than its expense group median.

FlexShares® Morningstar US Market Factor Tilt Index Fund

The Board considered that the Fund’s performance ranked in the third quintile of its performance universe for the one-year period and in the first quintile for the since inception period ended March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one year and since inception periods. The Board noted that the Fund’s total expense ratio was in the second quintile and that its total expenses as well as its actual management fees, reflecting expense reimbursements made by NTI, and contractual management fees were lower than their expense group medians.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

The Board considered that the Fund commenced operations on September 25, 2012 and accordingly did not have a one-year track record. The Board noted that, for the period since inception through March 31, 2013, the Fund ranked second out of two funds in its peer universe. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index since inception.

The Board noted that the Fund’s total expense ratio was in the first quintile and that its total expenses as well as its actual management fees, reflecting expense reimbursements made by NTI, and contractual management fees were lower than their expense group medians.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

The Board considered that the Fund commenced operations on September 25, 2012 and accordingly did not have a one-year track record. The Board noted that the Fund ranked in the second quintile of its performance universe for the period since inception through March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index since inception.

The Board noted that the Fund’s total expense ratio was in the fourth quintile and that its total expenses as well as its actual management fees were higher than the medians of their expense groups. The Board noted that the Fund’s contractual advisory fee was equal to that of its expense group median. The Board noted that the Fund’s actual management fee, reflecting expense reimbursements made by NTI, compared favorably with the Lipper median management fees for comparable funds set forth in the Lipper report, especially after taking into account, among other factors, important differences between the indexes upon which such comparable funds were based and the Fund’s underlying index and differences between the number of portfolio holdings for comparable funds and the Fund, among other factors.

FlexShares® Ready Access Variable Income Fund

The Board considered that the Fund commenced operations on October 9, 2012 and accordingly did not have a one-year track record. The Board noted the Fund ranked third out of four funds in its peer universe for the period since inception through March 31, 2013. The Board considered NTI’s belief that the performance of the Fund since inception of the Fund compared well with the peer funds determined appropriate for comparison by Northern in light of the Fund’s specific investment strategy, and after taking into account that the Fund had historically had a less volatile net asset value than the other funds over the same time period.

246	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

The Board considered that the Fund’s total expense ratio was in the fourth quintile and that its total expenses as well as its actual management fees, reflecting expense reimbursements made by NTI, and contractual management fees were higher than the medians of their expense group. The Board considered NTI’s explanation that peer expense information had limited relevance because the Lipper peer funds, with the exception of one, were index based and not actively managed. The Board also considered NTI’s view that the contractual management fee and total expense ratio compared favorably with those of its peer funds determined appropriate for comparison by Northern.

FlexShares® Quality Dividend Index Fund

The Board took into account that the Fund commenced operations on December 14, 2012 and accordingly does not have a one-year track record. The Board noted that the Fund ranked in the first quintile of its performance universe for the period since inception through March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index since inception. The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were slightly lower than that of its expense group median. The Board noted that the Fund’s contractual management fees and actual management fees, reflecting expense reimbursements made by NTI, were equal to their expense group medians.

FlexShares® Quality Dividend Dynamic Index Fund

The Board noted that the Fund commenced operations on December 14, 2012 and accordingly does not have a one-year track record. The Board noted that the Fund ranked in the second quintile of its performance universe for the period since inception through March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index since inception.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were slightly lower than that of its expense group median. The Board noted that the Fund’s contractual management fees and actual management fees, reflecting expense reimbursements made by NTI, were equal to their expense group medians.

FlexShares® Quality Dividend Defensive Index Fund

The Board considered that the Fund commenced operations on December 14, 2012 and accordingly does not have a one-year track record. The Board noted that the Fund ranked in the first quintile of its performance universe for the period since inception through March 31, 2013. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index since inception.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were slightly lower than that of its expense group median. The Board noted that the Fund’s contractual management fees and actual management fees, reflecting expense reimbursements made by NTI, were equal to their expense group medians.

FlexShares® International Quality Dividend Index Fund

The Board considered that the Fund commenced operations on April 12, 2013 and accordingly does not have sufficient performance history to compare to its peer group at this time.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s contractual management fees and actual

FLEXSHARES ANNUAL REPORT	247

Approval of Advisory Agreement (cont.)

management fees, reflecting expense reimbursements made by NTI, were equal to their expense group medians.

FlexShares® International Quality Dividend Dynamic Index Fund

The Board considered that the Fund commenced operations on April 12, 2013 and accordingly does not have sufficient performance history to compare to its peer group at this time.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s contractual management fees and actual management fees, reflecting expense reimbursements made by NTI, were equal to their expense group medians.

FlexShares® International Quality Dividend Defensive Index Fund

The Board considered that the Fund commenced operations on April 12, 2013 and accordingly does not have sufficient performance history to compare to its peer group at this time.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s contractual management fees and actual management fees, reflecting expense reimbursements made by NTI, were equal to their expense group medians.

Costs of Services and Profits of NTI

The Board considered the unitary fee structure and the expenses for each Fund. The Board noted that, under the Advisory Agreement, NTI is responsible for most expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board considered that NTI is not responsible under the Advisory Agreement for certain expenses, including the fees and expenses of the Trust’s Independent Trustees and their independent legal counsel, litigation expenses and other extraordinary expenses. The Board also considered the agreement between the Trust and NTI, whereby NTI agreed to reimburse the fees and expenses of the Independent

Trustees and their independent legal counsel with respect to a Fund until at least one year from the effective date of the applicable Fund’s registration statement.

The Board considered the advisory fee for each Fund as compared to that of other comparable funds in relation to the Lipper median. The Board considered NTI’s explanation that each Fund’s contractual management fee (which, owing to the unitary fee structure and the existence of the expense reimbursement agreement, is identical to its total expense ratio) compares favorably with its respective Lipper median contractual management fee for comparable funds set forth in the Lipper report, especially after taking into account, among other factors, important differences between the indexes upon which such comparable funds are based and the Fund’s underlying index and differences between the number of portfolio holdings for comparable funds and the Fund, among other factors.

The Board considered the advisory fee schedules for other accounts with similar investment advisory mandates as those of certain Funds, noting that the analysis was applicable only to the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund and RAVI. The Board determined that the fees charged to these Funds were reasonable compared to the fees charged to the other accounts, taking into account (a) the differences in managing ETFs versus separately managed accounts which involve daily purchase and redemption activity along with robust regulatory and governance requirements; and (b) the Funds’ unitary fee structure.

The Board examined NTI’s profitability and noted information provided by NTI regarding its expectations of the length of time required for it to become profitable from its relationship with the Funds.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure and expense reimbursement agreement, the length of time NTI expected for it to become profitable from its services to the Trust and the

248	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

significant investment that NTI has made and continues to make in the Trust, breakpoints are not necessary.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Board considered information regarding other direct and indirect benefits NTI may receive as a result of its relationship with the Funds, including whether any compensation would be paid to its affiliates. The Board also considered that some of the Funds’ shareholders have other client relationships with NTI’s affiliates. The Board also reviewed the extent to which NTI and its other clients, as well as the Funds, benefit from receipt of the research products and services generated by the Funds.

The Board, including the Independent Trustees, considered the data provided by NTI and concluded that sufficient information had been provided to allow them to evaluate the terms of the Advisory Agreement and the reasonableness of each Fund’s investment advisory fee. They determined that each Fund’s advisory fee is reasonable in light of the services provided and the performance achieved by each Fund.

****

The Board, including all of the Independent Trustees, met on September 24, 2013 (the “September Meeting”) to consider whether to approve the Advisory Agreement for the FlexShares® STOXX Global Broad Infrastructure Index Fund (the “Fund”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the September Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meeting, the Trustees considered the verbal presentations by NTI and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Fund; (2) the anticipated fees and projected expenses for the Fund; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized if the Fund grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the Fund. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of the Services

The Trustees examined the nature, quality and extent of the services to be provided by NTI to the Fund. They evaluated information regarding NTI’s organizational structure and the experience and professional qualifications of NTI’s key personnel. They also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services, including among other things, filing reports with the Securities and Exchange Commission, periodically updating the Fund’s’ registration statement and establishing and maintaining the Fund’s website to comply with regulatory requirements. The Trustees also considered the quality of NTI’s resources that would be made available to the Fund. The Trustees noted NTI and its affiliates’

FLEXSHARES ANNUAL REPORT	249

Approval of Advisory Agreement (cont.)

financial positions, stability, and commitment to continuing to grow the exchange-traded funds business. The Board also considered the operation and strength of NTI’s compliance program. The Trustees concluded that they were satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI to the Fund. They further determined that there was a reasonable basis on which conclude that the Fund would benefit from the services proposed to be provided by NTI under the Advisory Agreement.

Performance

The Trustees considered that, because the Fund had not yet commenced investment operations, meaningful data relating to its performance was not available and could not be a factor in the initial approval of the Advisory Agreement.

Fees and Expenses

The Trustees considered the proposed unitary fee structure and the Fund’s projected expenses. They noted that under the Advisory Agreement, NTI would be responsible for most expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Trustees considered that NTI would not be responsible under the Advisory Agreement for the Fund’s advisory fees, 12b-1 fees (to the extent applicable), interest, taxes, brokers and other trading expenses, fees and expenses of the Trust’s Independent Trustees and independent legal counsel to the Trust’s Independent Trustees, as well as any litigation expenses and other extraordinary expenses. The Trustees also considered the agreement between the Fund and NTI, whereby NTI agreed to reimburse certain fees and expenses of the Fund for at least one year from the effective date of the Fund’s prospectus. The Trustees considered comparative fee data for the Fund, which included fees and expenses paid by comparable ETFs selected by Lipper, an independent data service. The Trustees considered that the Fund’s contractual management fee and its total expenses (after expense reimbursements) were lower than the median contractual management fee and median total expense of the comparable ETFs selected by Lipper.

Projected Profits of NTI

The Trustees examined NTI’s projected profits in serving as the Fund’s investment adviser. The Trustees noted information provided by NTI with respect to the length of time it would take to become profitable with respect to the Fund. The Trustees also considered NTI’s projection of asset levels in the Fund.

Economies of Scale

The Trustees further considered whether NTI may realize economies of scale in managing and supporting the Fund. In this regard, the Trustees considered that the management fee did not contain any breakpoints. The Trustees determined that in light of the unitary fee structure, the fact that NTI will not initially make any profit from its services to the Fund, as well as the significant investment NTI was making into the Fund, that breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Trustees considered information regarding the direct and indirect benefits that NTI may receive as a result of its relationship with the Fund, including any compensation to be paid to NTI’s affiliates. The Trustees also considered that some of the Fund’s expected shareholders may have other client relationships with the NTI’s affiliates. The Trustees also considered the extent to which NTI and its other clients, as well as the Fund, will benefit from receipt of the research products and services generated by the Fund.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

250	FLEXSHARES ANNUAL REPORT

Supplemental Information (Unaudited)

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

FLEXSHARES ANNUAL REPORT	251

For More Information

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

252	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM, Morningstar® US Market Factor Tilt IndexSM, Morningstar Developed Markets ex-US Factor Tilt IndexSM and Morningstar Emerging Markets Factor Tilt IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® Global Broad Infrastructure Index Fund. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust.

FS00058-1213

Item 2. Code Of Ethics.

(a)

As of the end of the period, October 31, 2013, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Philip G. Hubbard is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

In response to Items 4(a)-4(d), aggregate fees for professional services rendered for FlexShares Trust by Deloitte & Touche, LLP (“Deloitte”) for the fiscal years ended October 31, 2013 and October 31, 2012 were:

	2013
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$310,500	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$35,000(1)	$0
All Other Fees (d)	$0	$0
Total:	$345,500	$0

	2012
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$144,000	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$17,500(1)	$0
All Other Fees(d)	$0	$0
Total:	$161,500	$0

(1)	Amounts relate to tax fees for the review of federal income tax returns, excise tax returns and year end distribution calculations.
(a)

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the periods ended October 31, 2013 and October 31, 2012 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the Registrant.

(b)

“Audit-Related Fees” are fees for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”

(c)	“Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.
(d)	“All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)

The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, NTI or to any entity controlling, controlled by or under common control with NTI that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the periods ended October 31, 2013 and October 31, 2012, respectively, were $980,000 and $963,000.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. All of the Board’s independent Trustees, Philip G. Hubbard, Eric T. McKissack and Sarah N. Garvey, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2012 (Accession Number 0001193125-12-005127).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:

/s/ Shundrawn A. Thomas

Shundrawn A. Thomas

President

January 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Shundrawn A. Thomas

Shundrawn A. Thomas

President

January 3, 2014

By:

/s/ Randal Rein

Randal Rein

Treasurer and Principal Financial Officer

January 3, 2014